UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco American Franchise Fund
Class A: VAFAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class A)	$46	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-AMFR-SAR-A
Invesco American Franchise Fund

Invesco American Franchise Fund
Class C: VAFCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class C)	$82	1.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-AMFR-SAR-C
Invesco American Franchise Fund

Invesco American Franchise Fund
Class R: VAFRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R)	$58	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-AMFR-SAR-R
Invesco American Franchise Fund

Invesco American Franchise Fund
Class Y: VAFIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class Y)	$33	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-AMFR-SAR-Y
Invesco American Franchise Fund

Invesco American Franchise Fund
Class R5: VAFNX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R5)	$33	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-AMFR-SAR-R5
Invesco American Franchise Fund

Invesco American Franchise Fund
Class R6: VAFFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco American Franchise Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco American Franchise Fund (Class R6)	$30	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$16,515,700,960
Total number of portfolio holdings	55
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	12.66%
Alphabet, Inc., Class A	7.48%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.44%
Apple, Inc.	5.25%
Meta Platforms, Inc., Class A	4.74%
Broadcom, Inc.	4.34%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.66%
Lam Research Corp.	3.05%
Tesla, Inc.	2.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-AMFR-SAR-R6
Invesco American Franchise Fund

Invesco Core Plus Bond Fund
Class A: ACPSX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class A)	$38	0.75%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CPB-SAR-A
Invesco Core Plus Bond Fund

Invesco Core Plus Bond Fund
Class C: CPCFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class C)	$76	1.50%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CPB-SAR-C
Invesco Core Plus Bond Fund

Invesco Core Plus Bond Fund
Class R: CPBRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R)	$51	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CPB-SAR-R
Invesco Core Plus Bond Fund

Invesco Core Plus Bond Fund
Class Y: CPBYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class Y)	$25	0.50%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CPB-SAR-Y
Invesco Core Plus Bond Fund

Invesco Core Plus Bond Fund
Class R5: CPIIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R5)	$25	0.49%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CPB-SAR-R5
Invesco Core Plus Bond Fund

Invesco Core Plus Bond Fund
Class R6: CPBFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Core Plus Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Core Plus Bond Fund (Class R6)	$22	0.43%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,281,095,316
Total number of portfolio holdings	2,163
Portfolio turnover rate	268%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.13%, 02/15/2036	7.03%
U.S. Treasury Bonds, 4.63%, 11/15/2055	4.07%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 03/01/2056	3.28%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 03/01/2056	3.22%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.54%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 03/01/2056	2.16%
U.S. Treasury Notes, 3.75%, 01/31/2031	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 03/01/2056	1.38%
Uniform Mortgage-Backed Securities, TBA, 4.50%, 03/01/2056	1.33%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CPB-SAR-R6
Invesco Core Plus Bond Fund

Invesco Discovery Fund
Class A: OPOCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class A)	$54	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DIS-SAR-A
Invesco Discovery Fund

Invesco Discovery Fund
Class C: ODICX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class C)	$96	1.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DIS-SAR-C
Invesco Discovery Fund

Invesco Discovery Fund
Class R: ODINX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R)	$69	1.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DIS-SAR-R
Invesco Discovery Fund

Invesco Discovery Fund
Class Y: ODIYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class Y)	$41	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DIS-SAR-Y
Invesco Discovery Fund

Invesco Discovery Fund
Class R5: DIGGX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R5)	$38	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DIS-SAR-R5
Invesco Discovery Fund

Invesco Discovery Fund
Class R6: ODIIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Fund (Class R6)	$34	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$6,639,237,119
Total number of portfolio holdings	98
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Advanced Energy Industries, Inc.	2.69%
MACOM Technology Solutions Holdings, Inc.	2.66%
Fabrinet	2.41%
Carpenter Technology Corp.	2.37%
SiTime Corp.	2.30%
Curtiss-Wright Corp.	2.26%
TTM Technologies, Inc.	2.26%
Tower Semiconductor Ltd.	2.22%
Sterling Infrastructure, Inc.	2.18%
TechnipFMC PLC	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-DIS-SAR-R6
Invesco Discovery Fund

Invesco Discovery Large Cap Fund
Class A: OPTFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class A)	$45	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-CAPA-SAR-A
Invesco Discovery Large Cap Fund

Invesco Discovery Large Cap Fund
Class C: OTFCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class C)	$84	1.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-CAPA-SAR-C
Invesco Discovery Large Cap Fund

Invesco Discovery Large Cap Fund
Class R: OTCNX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R)	$59	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-CAPA-SAR-R
Invesco Discovery Large Cap Fund

Invesco Discovery Large Cap Fund
Class Y: OTCYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class Y)	$34	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-CAPA-SAR-Y
Invesco Discovery Large Cap Fund

Invesco Discovery Large Cap Fund
Class R5: CPTUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R5)	$31	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-CAPA-SAR-R5
Invesco Discovery Large Cap Fund

Invesco Discovery Large Cap Fund
Class R6: OPTIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Discovery Large Cap Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Discovery Large Cap Fund (Class R6)	$31	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$5,795,369,063
Total number of portfolio holdings	55
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.95%
Alphabet, Inc., Class C	7.39%
Microsoft Corp.	5.84%
Apple, Inc.	5.30%
Amazon.com, Inc.	4.63%
Meta Platforms, Inc., Class A	4.39%
Broadcom, Inc.	4.32%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.36%
Lam Research Corp.	2.59%
Quanta Services, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-CAPA-SAR-R6
Invesco Discovery Large Cap Fund

Invesco Equally-Weighted S&P 500 Fund
Class A: VADAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class A)	$28	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-EWSP-SAR-A
Invesco Equally-Weighted S&P 500 Fund

Invesco Equally-Weighted S&P 500 Fund
Class C: VADCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class C)	$64	1.23%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-EWSP-SAR-C
Invesco Equally-Weighted S&P 500 Fund

Invesco Equally-Weighted S&P 500 Fund
Class R: VADRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class R)	$40	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-EWSP-SAR-R
Invesco Equally-Weighted S&P 500 Fund

Invesco Equally-Weighted S&P 500 Fund
Class Y: VADDX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class Y)	$15	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-EWSP-SAR-Y
Invesco Equally-Weighted S&P 500 Fund

Invesco Equally-Weighted S&P 500 Fund
Class R6: VADFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equally-Weighted S&P 500 Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equally-Weighted S&P 500 Fund (Class R6)	$9	0.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,092,301,003
Total number of portfolio holdings	508
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	0.50%
Moderna, Inc.	0.34%
Texas Pacific Land Corp.	0.33%
Corning, Inc.	0.30%
Micron Technology, Inc.	0.29%
Teradyne, Inc.	0.29%
Western Digital Corp.	0.28%
Qnity Electronics, Inc.	0.28%
Keysight Technologies, Inc.	0.27%
Freeport-McMoRan, Inc.	0.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-EWSP-SAR-R6
Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund
Class A: ACEIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class A)	$39	0.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-EQI-SAR-A
Invesco Equity and Income Fund

Invesco Equity and Income Fund
Class C: ACERX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class C)	$75	1.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-EQI-SAR-C
Invesco Equity and Income Fund

Invesco Equity and Income Fund
Class R: ACESX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R)	$52	1.01%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-EQI-SAR-R
Invesco Equity and Income Fund

Invesco Equity and Income Fund
Class Y: ACETX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class Y)	$26	0.51%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-EQI-SAR-Y
Invesco Equity and Income Fund

Invesco Equity and Income Fund
Class R5: ACEKX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R5)	$25	0.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-EQI-SAR-R5
Invesco Equity and Income Fund

Invesco Equity and Income Fund
Class R6: IEIFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Equity and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equity and Income Fund (Class R6)	$21	0.41%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$13,150,050,450
Total number of portfolio holdings	381
Portfolio turnover rate	64%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.75%, 01/31/2031	2.39%
U.S. Treasury Notes, 3.50%, 01/31/2028	2.36%
Wells Fargo & Co.	1.85%
Amazon.com, Inc.	1.68%
Bank of America Corp.	1.67%
Philip Morris International, Inc.	1.65%
Johnson Controls International PLC	1.48%
Microsoft Corp.	1.48%
Parker-Hannifin Corp.	1.42%
Microchip Technology, Inc.	1.40%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-EQI-SAR-R6
Invesco Equity and Income Fund

Invesco Floating Rate ESG Fund
Class A: AFRAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class A)	$54	1.09%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
FLR-SAR-A
Invesco Floating Rate ESG Fund

Invesco Floating Rate ESG Fund
Class C: AFRCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class C)	$79	1.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
FLR-SAR-C
Invesco Floating Rate ESG Fund

Invesco Floating Rate ESG Fund
Class R: AFRRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R)	$66	1.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
FLR-SAR-R
Invesco Floating Rate ESG Fund

Invesco Floating Rate ESG Fund
Class Y: AFRYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class Y)	$42	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
FLR-SAR-Y
Invesco Floating Rate ESG Fund

Invesco Floating Rate ESG Fund
Class R5: AFRIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R5)	$41	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
FLR-SAR-R5
Invesco Floating Rate ESG Fund

Invesco Floating Rate ESG Fund
Class R6: AFRFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Floating Rate ESG Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate ESG Fund (Class R6)	$37	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,979,931,087
Total number of portfolio holdings	542
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	1.15%
My Alarm Center LLC, Class A	1.12%
V Global Holdings LLC, Term Loan, 9.55%, 01/02/2029	1.06%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	1.00%
Monitronics International, Inc.	0.97%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.78%
MLN US HoldCo LLC (dba Mitel), Term Loan A-2, 11.68%, 06/20/2030	0.76%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.74%
Level 3 Financing, Inc., Term Loan B, 6.92%, 03/29/2032	0.73%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.8%
BB+	2.6%
BB	4.6%
BB-	8.2%
B+	14.6%
B	27.8%
B-	15.6%
CCC+	4.9%
CCC	3.8%
CCC-	0.2%
D	0.2%
NR	10.7%
Equity	6.0%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
FLR-SAR-R6
Invesco Floating Rate ESG Fund

Invesco Global Real Estate Income Fund
Class A: ASRAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class A)	$67	1.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GREI-SAR-A
Invesco Global Real Estate Income Fund

Invesco Global Real Estate Income Fund
Class C: ASRCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class C)	$106	2.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GREI-SAR-C
Invesco Global Real Estate Income Fund

Invesco Global Real Estate Income Fund
Class Y: ASRYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class Y)	$54	1.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GREI-SAR-Y
Invesco Global Real Estate Income Fund

Invesco Global Real Estate Income Fund
Class R5: ASRIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class R5)	$48	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GREI-SAR-R5
Invesco Global Real Estate Income Fund

Invesco Global Real Estate Income Fund
Class R6: ASRFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Global Real Estate Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Real Estate Income Fund (Class R6)	$44	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$350,210,395
Total number of portfolio holdings	102
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	7.50%
Prologis, Inc.	5.90%
Equinix, Inc.	4.56%
Digital Realty Trust, Inc.	3.97%
Simon Property Group, Inc.	3.04%
Goodman Group	2.88%
Mitsui Fudosan Co. Ltd.	2.71%
Extra Space Storage, Inc.	2.34%
First Industrial Realty Trust, Inc.	2.17%
Sun Hung Kai Properties Ltd.	2.17%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
GREI-SAR-R6
Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund
Class A: ACGIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class A)	$40	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-GRI-SAR-A
Invesco Growth and Income Fund

Invesco Growth and Income Fund
Class C: ACGKX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class C)	$78	1.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-GRI-SAR-C
Invesco Growth and Income Fund

Invesco Growth and Income Fund
Class R: ACGLX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R)	$53	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-GRI-SAR-R
Invesco Growth and Income Fund

Invesco Growth and Income Fund
Class Y: ACGMX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class Y)	$27	0.52%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-GRI-SAR-Y
Invesco Growth and Income Fund

Invesco Growth and Income Fund
Class R5: ACGQX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R5)	$26	0.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-GRI-SAR-R5
Invesco Growth and Income Fund

Invesco Growth and Income Fund
Class R6: GIFFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Growth and Income Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Growth and Income Fund (Class R6)	$22	0.42%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,370,929,716
Total number of portfolio holdings	83
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.81%
Bank of America Corp.	2.54%
Amazon.com, Inc.	2.53%
Philip Morris International, Inc.	2.50%
Johnson Controls International PLC	2.28%
Microsoft Corp.	2.22%
Alphabet, Inc., Class A	2.21%
Parker-Hannifin Corp.	2.16%
Microchip Technology, Inc.	2.09%
Johnson & Johnson	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-GRI-SAR-R6
Invesco Growth and Income Fund

Invesco Income Advantage U.S. Fund
Class A: SCAUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class A)	$55	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LVEY-SAR-A
Invesco Income Advantage U.S. Fund

Invesco Income Advantage U.S. Fund
Class C: SCCUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class C)	$93	1.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LVEY-SAR-C
Invesco Income Advantage U.S. Fund

Invesco Income Advantage U.S. Fund
Class R: SCRUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R)	$68	1.32%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LVEY-SAR-R
Invesco Income Advantage U.S. Fund

Invesco Income Advantage U.S. Fund
Class Y: SCAYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class Y)	$42	0.82%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LVEY-SAR-Y
Invesco Income Advantage U.S. Fund

Invesco Income Advantage U.S. Fund
Investor Class: SCNUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Investor Class)	$55	1.07%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LVEY-SAR-INV
Invesco Income Advantage U.S. Fund

Invesco Income Advantage U.S. Fund
Class R5: SCIUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R5)	$40	0.77%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LVEY-SAR-R5
Invesco Income Advantage U.S. Fund

Invesco Income Advantage U.S. Fund
Class R6: SLESX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Income Advantage U.S. Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Advantage U.S. Fund (Class R6)	$37	0.73%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$207,628,520
Total number of portfolio holdings	368
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.59%
Apple, Inc.	5.28%
Alphabet, Inc., Class A	4.60%
Microsoft Corp.	3.89%
Amazon.com, Inc.	2.73%
Broadcom, Inc.	2.00%
Meta Platforms, Inc., Class A	1.91%
Tesla, Inc.	1.58%
Berkshire Hathaway, Inc., Class B	1.29%
Eli Lilly and Co.	1.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LVEY-SAR-R6
Invesco Income Advantage U.S. Fund

Invesco NASDAQ 100 Index Fund
Class R6: IVNQX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco NASDAQ 100 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ 100 Index Fund (Class R6)	$15	0.29%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$214,067,998
Total number of portfolio holdings	106
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.17%
Apple, Inc.	7.41%
Microsoft Corp.	5.54%
Amazon.com, Inc.	4.26%
Tesla, Inc.	3.81%
Meta Platforms, Inc., Class A	3.61%
Alphabet, Inc., Class A	3.45%
Walmart, Inc.	3.28%
Alphabet, Inc., Class C	3.20%
Broadcom, Inc.	2.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
NDQ-SAR-R6
Invesco NASDAQ 100 Index Fund

Invesco S&P 500 Index Fund
Class A: SPIAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class A)	$26	0.51%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-SPI-SAR-A
Invesco S&P 500 Index Fund

Invesco S&P 500 Index Fund
Class C: SPICX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class C)	$62	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-SPI-SAR-C
Invesco S&P 500 Index Fund

Invesco S&P 500 Index Fund
Class R: SPIRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class R)	$38	0.76%
[1]	For the period September 30, 2025 (commencement of operations) to February 28, 2026. Expenses for a full reporting period would be higher.
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-SPI-SAR-R
Invesco S&P 500 Index Fund

Invesco S&P 500 Index Fund
Class Y: SPIDX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class Y)	$13	0.26%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-SPI-SAR-Y
Invesco S&P 500 Index Fund

Invesco S&P 500 Index Fund
Class R6: SPISX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco S&P 500 Index Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Index Fund (Class R6)	$9	0.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$4,285,346,622
Total number of portfolio holdings	508
Portfolio turnover rate	2%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.12%
Apple, Inc.	6.46%
Microsoft Corp.	4.83%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.49%
Alphabet, Inc., Class C	2.40%
Meta Platforms, Inc., Class A	2.33%
Tesla, Inc.	1.87%
Berkshire Hathaway, Inc., Class B	1.53%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-SPI-SAR-R6
Invesco S&P 500 Index Fund

Invesco Senior Floating Rate Fund
Class A: OOSAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class A)	$54	1.09%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SFLR-SAR-A
Invesco Senior Floating Rate Fund

Invesco Senior Floating Rate Fund
Class C: OOSCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class C)	$91	1.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SFLR-SAR-C
Invesco Senior Floating Rate Fund

Invesco Senior Floating Rate Fund
Class R: OOSNX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R)	$67	1.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SFLR-SAR-R
Invesco Senior Floating Rate Fund

Invesco Senior Floating Rate Fund
Class Y: OOSYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class Y)	$42	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SFLR-SAR-Y
Invesco Senior Floating Rate Fund

Invesco Senior Floating Rate Fund
Class R5: SFRRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R5)	$37	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SFLR-SAR-R5
Invesco Senior Floating Rate Fund

Invesco Senior Floating Rate Fund
Class R6: OOSIX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Senior Floating Rate Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Floating Rate Fund (Class R6)	$37	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,600,350,880
Total number of portfolio holdings	564
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
My Alarm Center LLC, Class A	2.01%
Spin Holdco, Inc., Term Loan, 7.93%, 09/04/2030	0.88%
Monitronics International, Inc., DIP Term Loan A, 11.43%, 06/30/2028	0.87%
Monitronics International, Inc.	0.80%
Crown Finance US, Inc., First Lien Term Loan, 8.17%, 12/02/2031	0.78%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 5.92%, 04/20/2028	0.69%
Third Coast Super Holdings LLC, Term Loan B, 7.42%, 09/25/2030	0.65%
Cengage Learning, Inc., Term Loan B, 6.67%, 03/24/2031	0.64%
SFR-Numericable (YPSO, Altice France), Term Loan B-12, 8.74%, 10/30/2028	0.64%
Libbey Glass LLC, Term Loan B, 10.32%, 11/22/2027	0.62%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of total investments)
BBB-	0.3%
BB+	1.9%
BB	4.7%
BB-	8.5%
B+	12.7%
B	30.0%
B-	15.6%
CCC+	5.0%
CCC	3.7%
CCC-	0.5%
D	0.1%
Non-Rated	9.1%
Equity	7.9%
** Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SFLR-SAR-R6
Invesco Senior Floating Rate Fund

Invesco Short Duration High Yield Municipal Fund
Class A: ISHAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class A)	$43	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDHYM-SAR-A
Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration High Yield Municipal Fund
Class C: ISHCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class C)	$81	1.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDHYM-SAR-C
Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration High Yield Municipal Fund
Class Y: ISHYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class Y)	$30	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDHYM-SAR-Y
Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration High Yield Municipal Fund
Class R5: ISHFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class R5)	$27	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDHYM-SAR-R5
Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration High Yield Municipal Fund
Class R6: ISHSX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Short Duration High Yield Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Duration High Yield Municipal Fund (Class R6)	$27	0.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,487,873,500
Total number of portfolio holdings	735
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB, 6.75%, 05/15/2040	1.19%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2022 A-1, RB, 4.00%, 08/01/2028	1.11%
Indiana Finance Authority, Series 2025, RB, 5.00%, 11/15/2043	0.96%
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.), Series 2002, RB, 8.00%, 06/01/2032	0.79%
State of Connecticut Special Tax Revenue, Series 2026, RB, 5.00%, 07/01/2045	0.74%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 5.63%, 07/01/2027	0.72%
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children's Medical Center), Series 2025, RB, 5.25%, 12/01/2049	0.72%
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB, 4.38%, 10/01/2045	0.71%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Broward (County of), FL, Series 2015 A, RB, 5.00%, 10/01/2045	0.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SDHYM-SAR-R6
Invesco Short Duration High Yield Municipal Fund

Invesco Short Term Municipal Fund
Class A: ORSTX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class A)	$39	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,618,982,840
Total number of portfolio holdings	638
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.23%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.18%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 1.05%, 04/01/2042	0.99%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 0.80%, 11/01/2037	0.87%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.05%, 04/01/2042	0.80%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.77%
Bristol Warren Regional School District, Series 2025-1, GO Notes, 5.00%, 06/04/2026	0.77%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.27%, 05/01/2031	0.71%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-STM-SAR-A
Invesco Short Term Municipal Fund

Invesco Short Term Municipal Fund
Class Y: ORSYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class Y)	$26	0.52%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,618,982,840
Total number of portfolio holdings	638
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.23%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.18%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 1.05%, 04/01/2042	0.99%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 0.80%, 11/01/2037	0.87%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.05%, 04/01/2042	0.80%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.77%
Bristol Warren Regional School District, Series 2025-1, GO Notes, 5.00%, 06/04/2026	0.77%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.27%, 05/01/2031	0.71%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-STM-SAR-Y
Invesco Short Term Municipal Fund

Invesco Short Term Municipal Fund
Class R6: STMUX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco Short Term Municipal Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Municipal Fund (Class R6)	$23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,618,982,840
Total number of portfolio holdings	638
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	1.23%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.18%
New York (City of), NY, Series 2021-3, VRD GO Bonds, 1.05%, 04/01/2042	0.99%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 0.80%, 11/01/2037	0.87%
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB, 5.00%, 07/01/2040	0.85%
New York (City of), NY, Series 2012, VRD GO Bonds, 1.05%, 04/01/2042	0.80%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.77%
Bristol Warren Regional School District, Series 2025-1, GO Notes, 5.00%, 06/04/2026	0.77%
Main Street Natural Gas, Inc., Series 2022 C, RB, 4.00%, 11/01/2027	0.76%
Tender Option Bond Trust Receipts/Certificates, Series 2023, VRD RB, 1.27%, 05/01/2031	0.71%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-STM-SAR-R6
Invesco Short Term Municipal Fund

Invesco SMA Municipal Bond Fund
SMBMX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about Invesco SMA Municipal Bond Fund (the “Fund”) for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SMA Municipal Bond Fund	$0	0.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$107,912,200
Total number of portfolio holdings	116
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Polk (County of), FL Industrial Development Authority (Carpenter's Home Estates), Series 2019, Ref. IDR, 5.00%, 01/01/2039	1.88%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB, 5.00%, 05/01/2032	1.63%
New Hampshire (State of) Health and Education Facilities Authority, Series 2015, Ref. RB, 5.00%, 07/01/2036	1.62%
Kentucky (Commonwealth of) Public Energy Authority, Series 2024 A, RB, 5.00%, 07/01/2030	1.49%
Massachusetts (Commonwealth of) Development Finance Agency (Brown University Health Obligated Group), Series 2025 A, RB, 5.25%, 08/15/2044	1.48%
Point Phase 1 Public Infrastructure District No. 1, Series 2025 A-1, RB, 5.88%, 03/01/2045	1.46%
New Hampshire (State of) Business Finance Authority (Vista (The)), Series 2019 A, RB, 5.25%, 07/01/2039	1.46%
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy), Series 2025, RB, 6.25%, 06/15/2045	1.44%
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2016, Ref. RB, 5.00%, 06/01/2036	1.43%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2015 D, Ref. RB, 5.50%, 12/01/2027	1.40%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
SMAMB-SAR-NA
Invesco SMA Municipal Bond Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco American Franchise Fund
Nasdaq:
A: VAFAX ■ C: VAFCX ■ R: VAFRX ■ Y: VAFIX ■ R5: VAFNX ■ R6: VAFFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.86%
Aerospace & Defense–3.33%
BAE Systems PLC (United Kingdom)	6,561,629	$187,370,864
Howmet Aerospace, Inc.	1,383,064	363,095,792
		550,466,656
Application Software–1.47%
AppLovin Corp., Class A(b)	404,640	175,925,333
Palantir Technologies, Inc., Class A(b)	484,979	66,534,269
		242,459,602
Automobile Manufacturers–2.87%
Tesla, Inc.(b)	1,176,787	473,668,535
Automotive Retail–0.76%
Carvana Co.(b)	374,960	125,296,634
Biotechnology–2.88%
Alnylam Pharmaceuticals, Inc.(b)	504,640	168,004,749
argenx SE, ADR (Netherlands)(b)	288,185	221,014,840
Vertex Pharmaceuticals, Inc.(b)	175,175	87,032,195
		476,051,784
Broadline Retail–5.44%
Amazon.com, Inc.(b)	4,280,104	898,821,840
Building Products–2.41%
Johnson Controls International PLC	2,759,891	398,252,271
Commercial & Residential Mortgage Finance–0.42%
Rocket Cos., Inc., Class A	3,792,820	68,991,396
Communications Equipment–1.03%
Arista Networks, Inc.(b)	1,277,247	170,512,475
Construction Machinery & Heavy Transportation Equipment– 1.51%
Caterpillar, Inc.	335,323	249,087,984
Construction Materials–0.33%
Martin Marietta Materials, Inc.	81,589	55,200,670
Consumer Finance–0.42%
American Express Co.	226,027	69,819,740
Electrical Components & Equipment–2.02%
Vertiv Holdings Co., Class A	1,310,977	334,154,928
Electronic Components–2.35%
Amphenol Corp., Class A	1,766,887	258,071,515
Coherent Corp.(b)	500,833	129,680,689
		387,752,204
Financial Exchanges & Data–0.19%
Coinbase Global, Inc., Class A(b)	174,723	30,725,040
Food Distributors–0.52%
US Foods Holding Corp.(b)	882,808	85,288,081
Health Care Distributors–0.85%
McKesson Corp.	142,620	140,818,709
Shares		Value
Health Care Equipment–0.96%
Intuitive Surgical, Inc.(b)	314,222	$158,213,919
Heavy Electrical Equipment–1.44%
GE Vernova, Inc.	273,087	238,568,803
Hotels, Resorts & Cruise Lines–0.82%
Booking Holdings, Inc.	31,747	134,586,644
Industrial Machinery & Supplies & Components–1.82%
Parker-Hannifin Corp.	297,080	299,807,194
Integrated Oil & Gas–1.03%
Suncor Energy, Inc. (Canada)(c)	3,019,398	170,656,375
Interactive Media & Services–12.75%
Alphabet, Inc., Class A	3,961,956	1,235,179,403
Meta Platforms, Inc., Class A	1,209,064	783,691,103
Reddit, Inc., Class A(b)(c)	600,020	87,488,916
		2,106,359,422
Internet Services & Infrastructure–2.65%
Cloudflare, Inc., Class A(b)	1,037,538	178,653,668
CoreWeave, Inc., Class A(b)(c)	1,143,781	90,999,216
Snowflake, Inc., Class A(b)	1,001,860	168,723,243
		438,376,127
Investment Banking & Brokerage–3.97%
Goldman Sachs Group, Inc. (The)	348,384	299,460,435
Interactive Brokers Group, Inc., Class A	3,122,483	222,289,565
Robinhood Markets, Inc., Class A(b)	1,767,652	134,076,404
		655,826,404
Movies & Entertainment–1.03%
Netflix, Inc.(b)	1,761,378	169,515,019
Oil & Gas Storage & Transportation–1.15%
Williams Cos., Inc. (The)	2,536,229	189,507,031
Pharmaceuticals–2.11%
Eli Lilly and Co.	331,182	348,400,152
Real Estate Services–0.28%
CBRE Group, Inc., Class A(b)	311,242	45,957,994
Semiconductor Materials & Equipment–4.41%
ASML Holding N.V., New York Shares (Netherlands)	154,824	224,581,502
Lam Research Corp.	2,156,633	504,414,892
		728,996,394
Semiconductors–22.72%
Advanced Micro Devices, Inc.(b)	387,788	77,639,035
Broadcom, Inc.	2,244,390	717,194,824
Monolithic Power Systems, Inc.	230,271	263,139,883
NVIDIA Corp.	11,796,714	2,090,259,754
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1,610,903	603,412,046
		3,751,645,542
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco American Franchise Fund

Shares		Value
Systems Software–5.76%
Microsoft Corp.	2,422,571	$951,440,535
Technology Hardware, Storage & Peripherals–5.25%
Apple, Inc.	3,282,134	867,074,160
Tobacco–1.89%
Philip Morris International, Inc.	1,667,434	311,526,694
Transaction & Payment Processing Services–1.02%
Visa, Inc., Class A	526,241	168,470,794
Total Common Stocks & Other Equity Interests (Cost $8,102,508,520)		16,492,297,752
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e)	13,086,726	13,086,726
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	24,297,992	24,297,992
Total Money Market Funds (Cost $37,384,718)		37,384,718
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $8,139,893,238)		16,529,682,470
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.78%
Invesco Private Government Fund, 3.64%(d)(e)(f)	36,228,949	$36,228,949
Invesco Private Prime Fund, 3.81%(d)(e)(f)	92,587,178	92,614,954
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost$128,843,903)		128,843,903
TOTAL INVESTMENTS IN SECURITIES–100.86% (Cost $8,268,737,141)		16,658,526,373
OTHER ASSETS LESS LIABILITIES—(0.86)%		(142,825,413)
NET ASSETS–100.00%		$16,515,700,960
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,154,748	$419,990,514	$(423,058,536)	$-	$-	$13,086,726	$375,673
Invesco Treasury Portfolio, Institutional Class	29,992,556	779,982,383	(785,676,947)	-	-	24,297,992	688,620
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,805,882	646,963,509	(620,540,442)	-	-	36,228,949	672,788*
Invesco Private Prime Fund	25,385,918	1,440,436,421	(1,373,203,619)	(1,126)	(2,640)	92,614,954	1,821,691*
Total	$81,339,104	$3,287,372,827	$(3,202,479,544)	$(1,126)	$(2,640)	$166,228,621	$3,558,772

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco American Franchise Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $8,102,508,520)*	$16,492,297,752
Investments in affiliated money market funds, at value (Cost $166,228,621)	166,228,621
Foreign currencies, at value and cost	140
Receivable for:
Investments sold	242,758,960
Fund shares sold	2,820,644
Dividends	5,758,533
Investment for trustee deferred compensation and retirement plans	2,359,067
Other assets	433,380
Total assets	16,912,657,097
Liabilities:
Payable for:
Investments purchased	250,727,983
Dividends	691
Fund shares reacquired	8,075,415
Collateral upon return of securities loaned	128,843,903
Accrued fees to affiliates	6,434,640
Accrued trustees’ and officers’ fees and benefits	9,683
Accrued other operating expenses	430,828
Trustee deferred compensation and retirement plans	2,432,994
Total liabilities	396,956,137
Net assets applicable to shares outstanding	$16,515,700,960
Net assets consist of:
Shares of beneficial interest	$7,676,742,997
Distributable earnings	8,838,957,963
$16,515,700,960
Net Assets:
Class A	$15,443,788,266
Class C	$108,250,846
Class R	$122,316,123
Class Y	$632,420,552
Class R5	$54,683,902
Class R6	$154,241,271
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	563,246,395
Class C	5,205,422
Class R	4,789,485
Class Y	21,455,148
Class R5	1,841,616
Class R6	5,095,720
Class A:
Net asset value per share	$27.42
Maximum offering price per share (Net asset value of $27.42 ÷ 94.50%)	$29.02
Class C:
Net asset value and offering price per share	$20.80
Class R:
Net asset value and offering price per share	$25.54
Class Y:
Net asset value and offering price per share	$29.48
Class R5:
Net asset value and offering price per share	$29.69
Class R6:
Net asset value and offering price per share	$30.27

*	At February 28, 2026, securities with an aggregate value of $116,990,197 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco American Franchise Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $899,504)	$34,417,421
Dividends from affiliated money market funds (includes net securities lending income of $215,923)	1,280,216
Total investment income	35,697,637
Expenses:
Advisory fees	49,084,450
Administrative services fees	1,301,936
Custodian fees	38,454
Distribution fees:
Class A	20,637,537
Class C	595,448
Class R	321,638
Transfer agent fees — A, C, R and Y	8,608,111
Transfer agent fees — R5	29,656
Transfer agent fees — R6	22,699
Trustees’ and officers’ fees and benefits	69,970
Registration and filing fees	87,981
Reports to shareholders	355,050
Professional services fees	102,881
Other	76,446
Total expenses	81,332,257
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(202,581)
Net expenses	81,129,676
Net investment income (loss)	(45,432,039)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,256,094,020
Affiliated investment securities	(2,640)
Foreign currencies	68,586
1,256,159,966
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,605,544,455)
Affiliated investment securities	(1,126)
Foreign currencies	10,246
(1,605,535,335)
Net realized and unrealized gain (loss)	(349,375,369)
Net increase (decrease) in net assets resulting from operations	$(394,807,408)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco American Franchise Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income (loss)	$(45,432,039)	$(67,281,391)
Net realized gain	1,256,159,966	1,736,201,544
Change in net unrealized appreciation (depreciation)	(1,605,535,335)	1,376,500,891
Net increase (decrease) in net assets resulting from operations	(394,807,408)	3,045,421,044
Distributions to shareholders from distributable earnings:
Class A	(2,040,413,323)	(576,153,028)
Class C	(18,666,005)	(5,541,134)
Class R	(16,707,006)	(4,244,915)
Class Y	(80,668,732)	(21,391,066)
Class R5	(6,892,709)	(2,260,847)
Class R6	(18,483,645)	(3,908,076)
Total distributions from distributable earnings	(2,181,831,420)	(613,499,066)
Share transactions–net:
Class A	1,266,320,265	(507,602,597)
Class C	8,821,005	(10,717,895)
Class R	12,733,315	10,682,456
Class Y	61,699,305	6,359,251
Class R5	4,072,556	(10,444,523)
Class R6	17,983,048	28,946,621
Net increase (decrease) in net assets resulting from share transactions	1,371,629,494	(482,776,687)
Net increase (decrease) in net assets	(1,205,009,334)	1,949,145,291
Net assets:
Beginning of period	17,720,710,294	15,771,565,003
End of period	$16,515,700,960	$17,720,710,294
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco American Franchise Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$32.12	$(0.08)(d)	$(0.58)	$(0.66)	$(4.04)	$27.42	(2.44)%	$15,443,788	0.93%(e)	0.93%(e)	(0.53)%(d)(e)	34%
Year ended 08/31/25	27.70	(0.12)	5.64	5.52	(1.10)	32.12	20.08	16,586,919	0.93	0.93	(0.41)	54
Year ended 08/31/24	21.06	(0.10)	6.74	6.64	—	27.70	31.53	14,820,036	0.96	0.96	(0.40)	51
Year ended 08/31/23	18.84	(0.03)	3.58	3.55	(1.33)	21.06	20.96	12,047,012	0.99	0.99	(0.18)	73
Year ended 08/31/22	32.86	(0.07)	(7.28)	(7.35)	(6.67)	18.84	(26.95)	10,777,375	0.95	0.95	(0.29)	97
Year ended 08/31/21	28.90	(0.14)	6.62	6.48	(2.52)	32.86	24.04	16,037,060	0.97	0.97	(0.47)	57
Class C
Six months ended 02/28/26	25.42	(0.15)(d)	(0.43)	(0.58)	(4.04)	20.80	(2.79)	108,251	1.68 (e)	1.68 (e)	(1.28)(d)(e)	34
Year ended 08/31/25	22.28	(0.27)	4.51	4.24	(1.10)	25.42	19.19	120,980	1.68	1.68	(1.16)	54
Year ended 08/31/24	17.07	(0.22)	5.43	5.21	—	22.28	30.52	116,626	1.71	1.71	(1.15)	51
Year ended 08/31/23	15.65	(0.14)	2.89	2.75	(1.33)	17.07	20.07	105,284	1.74	1.74	(0.93)	73
Year ended 08/31/22	28.67	(0.21)	(6.14)	(6.35)	(6.67)	15.65	(27.50)	98,920	1.70	1.70	(1.04)	97
Year ended 08/31/21	25.70	(0.32)	5.81	5.49	(2.52)	28.67	23.11	164,671	1.72	1.72	(1.22)	57
Class R
Six months ended 02/28/26	30.23	(0.11)(d)	(0.54)	(0.65)	(4.04)	25.54	(2.56)	122,316	1.18 (e)	1.18 (e)	(0.78)(d)(e)	34
Year ended 08/31/25	26.18	(0.18)	5.33	5.15	(1.10)	30.23	19.83	129,017	1.18	1.18	(0.66)	54
Year ended 08/31/24	19.96	(0.15)	6.37	6.22	—	26.18	31.16	100,589	1.21	1.21	(0.65)	51
Year ended 08/31/23	17.97	(0.07)	3.39	3.32	(1.33)	19.96	20.68	68,815	1.24	1.24	(0.43)	73
Year ended 08/31/22	31.73	(0.12)	(6.97)	(7.09)	(6.67)	17.97	(27.12)	51,531	1.20	1.20	(0.54)	97
Year ended 08/31/21	28.06	(0.21)	6.40	6.19	(2.52)	31.73	23.70	66,494	1.22	1.22	(0.72)	57
Class Y
Six months ended 02/28/26	34.19	(0.04)(d)	(0.63)	(0.67)	(4.04)	29.48	(2.31)	632,421	0.68 (e)	0.68 (e)	(0.28)(d)(e)	34
Year ended 08/31/25	29.35	(0.05)	5.99	5.94	(1.10)	34.19	20.39	666,747	0.68	0.68	(0.16)	54
Year ended 08/31/24	22.26	(0.04)	7.13	7.09	—	29.35	31.85	565,271	0.71	0.71	(0.15)	51
Year ended 08/31/23	19.79	0.02	3.78	3.80	(1.33)	22.26	21.24	421,845	0.74	0.74	0.07	73
Year ended 08/31/22	34.08	(0.01)	(7.61)	(7.62)	(6.67)	19.79	(26.75)	410,990	0.70	0.70	(0.04)	97
Year ended 08/31/21	29.81	(0.07)	6.86	6.79	(2.52)	34.08	24.36	624,045	0.72	0.72	(0.22)	57
Class R5
Six months ended 02/28/26	34.41	(0.05)(d)	(0.63)	(0.68)	(4.04)	29.69	(2.33)	54,684	0.68 (e)	0.68 (e)	(0.28)(d)(e)	34
Year ended 08/31/25	29.53	(0.05)	6.03	5.98	(1.10)	34.41	20.40	58,779	0.68	0.68	(0.16)	54
Year ended 08/31/24	22.39	(0.03)	7.17	7.14	—	29.53	31.89	61,422	0.70	0.70	(0.14)	51
Year ended 08/31/23	19.89	0.02	3.81	3.83	(1.33)	22.39	21.28	41,963	0.71	0.71	0.10	73
Year ended 08/31/22	34.22	(0.01)	(7.65)	(7.66)	(6.67)	19.89	(26.76)	35,453	0.69	0.69	(0.03)	97
Year ended 08/31/21	29.92	(0.06)	6.88	6.82	(2.52)	34.22	24.37	51,787	0.70	0.70	(0.20)	57
Class R6
Six months ended 02/28/26	34.99	(0.03)(d)	(0.65)	(0.68)	(4.04)	30.27	(2.28)	154,241	0.61 (e)	0.61 (e)	(0.21)(d)(e)	34
Year ended 08/31/25	29.99	(0.03)	6.13	6.10	(1.10)	34.99	20.49	158,268	0.61	0.61	(0.09)	54
Year ended 08/31/24	22.73	(0.02)	7.28	7.26	—	29.99	31.94	107,621	0.63	0.63	(0.07)	51
Year ended 08/31/23	20.16	0.03	3.87	3.90	(1.33)	22.73	21.35	79,212	0.64	0.64	0.17	73
Year ended 08/31/22	34.55	0.01	(7.73)	(7.72)	(6.67)	20.16	(26.67)	65,853	0.62	0.62	0.04	97
Year ended 08/31/21	30.17	(0.04)	6.94	6.90	(2.52)	34.55	24.44	96,722	0.63	0.63	(0.13)	57

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the six months ended February 28, 2025.
Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.06) and (0.39)%, $(0.14) and (1.14)%,
$(0.09) and (0.64)%, $(0.02) and (0.14)%, $(0.02) and (0.14)%, $(0.01) and (0.07)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco American Franchise Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek long-term capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco American Franchise Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
9
Invesco American Franchise Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser $6,153 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%
Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Next $5 billion	0.520%
Next $5 billion	0.510%
Over $20 billion	0.500%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.56%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense
10
Invesco American Franchise Fund

offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $27,456.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $753,557 in front-end sales commissions from the sale of Class A shares and $14,644 and $1,850 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2026, the Fund incurred $30,463 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$16,304,926,888	$187,370,864	$—	$16,492,297,752
Money Market Funds	37,384,718	128,843,903	—	166,228,621
Total Investments	$16,342,311,606	$316,214,767	$—	$16,658,526,373
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $175,125.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and
11
Invesco American Franchise Fund

Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $6,005,514,662 and $6,845,379,788, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,634,443,363
Aggregate unrealized (depreciation) of investments	(262,919,345)
Net unrealized appreciation of investments	$8,371,524,018
Cost of investments for tax purposes is $8,287,002,355.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	8,122,656	$253,320,954	18,437,072	$534,363,367
Class C	330,472	8,012,257	878,928	20,126,708
Class R	516,807	15,234,628	1,229,756	32,791,122
Class Y	2,244,670	75,821,856	4,065,948	124,269,884
Class R5	137,901	4,819,701	156,099	4,901,305
Class R6	516,439	17,338,975	1,588,248	49,422,881
Issued as reinvestment of dividends:
Class A	66,853,429	1,889,277,761	17,427,572	537,117,780
Class C	847,282	18,191,152	219,859	5,393,142
Class R	633,706	16,685,479	145,717	4,234,518
Class Y	1,827,839	55,493,187	478,078	15,657,070
Class R5	223,241	6,828,942	68,075	2,243,761
Class R6	543,261	16,933,456	103,297	3,460,443
Automatic conversion of Class C shares to Class A shares:
Class A	255,913	7,794,296	532,075	15,621,545
Class C	(331,877)	(7,794,296)	(668,271)	(15,621,545)
12
Invesco American Franchise Fund

Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(28,423,847)	$(884,072,746)	(55,068,328)	$(1,594,705,289)
Class C	(399,549)	(9,588,108)	(905,964)	(20,616,200)
Class R	(629,537)	(19,186,792)	(948,835)	(26,343,184)
Class Y	(2,120,600)	(69,615,738)	(4,303,013)	(133,567,703)
Class R5	(227,811)	(7,576,087)	(595,929)	(17,589,589)
Class R6	(487,665)	(16,289,383)	(756,507)	(23,936,703)
Net increase (decrease) in share activity	50,432,730	$1,371,629,494	(17,916,123)	$(482,776,687)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco American Franchise Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco American Franchise Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
VK-AMFR-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Core Plus Bond Fund
Nasdaq:
A: ACPSX ■ C: CPCFX ■ R: CPBRX ■ Y: CPBYX ■ R5: CPIIX ■ R6: CPBFX

2	Schedule of Investments
40	Financial Statements
43	Financial Highlights
44	Notes to Financial Statements
53	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–40.50%
Advertising–0.62%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$125,000	$132,191
7.50%, 03/15/2033(b)	125,000	135,010
Lamar Media Corp., 5.38%, 11/01/2033(b)(c)	3,853,000	3,865,183
Omnicom Group, Inc.,
4.20%, 03/02/2029	2,371,000	2,376,610
5.00%, 06/02/2033	11,894,000	11,901,409
5.30%, 06/02/2036	14,497,000	14,395,841
		32,806,244
Aerospace & Defense–0.55%
BAE Systems PLC (United Kingdom), 5.13%, 03/26/2029(b)	805,000	834,088
Boeing Co. (The),
6.26%, 05/01/2027	38,000	38,937
6.30%, 05/01/2029	58,000	61,820
6.53%, 05/01/2034	172,000	192,903
5.81%, 05/01/2050	13,000	13,061
General Dynamics Corp., 4.95%, 08/15/2035	136,000	140,715
Hexcel Corp., 5.88%, 02/26/2035	50,000	53,337
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	4,099,000	4,095,027
3.90%, 04/15/2029	1,272,000	1,273,467
4.85%, 10/15/2031	79,000	82,030
4.55%, 11/15/2032	4,111,000	4,191,207
4.75%, 04/15/2036	2,715,000	2,724,545
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	82,000	85,115
5.75%, 01/15/2035	105,000	112,362
L3Harris Technologies, Inc., 5.40%, 07/31/2033	4,000	4,215
Lockheed Martin Corp.,
4.15%, 08/15/2028	468,000	472,882
4.50%, 02/15/2029	85,000	86,717
4.40%, 08/15/2030	861,000	877,129
4.80%, 08/15/2034	79,000	80,895
5.90%, 11/15/2063	1,000	1,056
RTX Corp.,
5.75%, 01/15/2029	52,000	54,677
6.00%, 03/15/2031	55,000	59,706
5.15%, 02/27/2033	48,000	50,247
6.40%, 03/15/2054	2,000	2,236
Textron, Inc., 4.95%, 03/15/2036	930,000	935,170
TransDigm, Inc.,
6.75%, 08/15/2028(b)	820,000	835,625
6.38%, 03/01/2029(b)	7,645,000	7,862,355
6.38%, 05/31/2033(b)	3,811,000	3,892,776
		29,114,300
Principal Amount		Value
Agricultural & Farm Machinery–0.16%
AGCO Corp.,
5.45%, 03/21/2027	$41,000	$41,523
5.80%, 03/21/2034	53,000	56,030
CNH Industrial Capital LLC, 4.75%, 03/21/2028	191,000	193,625
Deere Funding Canada Corp., 4.15%, 10/09/2030	4,986,000	5,018,358
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	1,200,000	1,213,211
6.38%, 07/01/2055(b)	253,000	263,214
John Deere Capital Corp.,
4.38%, 10/15/2030	1,087,000	1,106,528
5.10%, 04/11/2034	94,000	98,261
MHP Lux S.A. (Ukraine), 10.50%, 07/28/2029(b)	316,000	328,019
		8,318,769
Agricultural Products & Services–0.12%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	2,379,000	2,417,630
5.15%, 08/04/2035	593,000	608,699
Cargill, Inc.,
4.13%, 10/23/2030(b)	2,234,000	2,242,791
5.38%, 10/23/2055(b)	1,294,002	1,261,386
		6,530,506
Air Freight & Logistics–0.02%
GXO Logistics, Inc.,
6.25%, 05/06/2029	134,000	141,499
6.50%, 05/06/2034	67,000	72,958
United Parcel Service, Inc.,
4.65%, 10/15/2030(c)	447,000	462,015
5.15%, 05/22/2034	67,000	70,571
5.25%, 05/14/2035	178,000	187,139
5.50%, 05/22/2054	14,000	13,870
		948,052
Aluminum–0.01%
JSC Uzbekneftegaz (Uzbekistan), 8.75%, 05/07/2030(b)	300,000	328,236
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/31/2049(b)(d)	151,980	1,045
Apparel, Accessories & Luxury Goods–0.04%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	1,427,000	1,436,539
5.40%, 10/07/2035(b)	437,000	442,394
		1,878,933
Application Software–0.14%
Autodesk, Inc., 5.30%, 06/15/2035	16,000	16,401
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	4,741,000	4,858,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Application Software–(continued)
Cadence Design Systems, Inc., 4.70%, 09/10/2034	$6,000	$6,054
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	262,000	257,165
Intuit, Inc., 5.20%, 09/15/2033	15,000	15,561
Roper Technologies, Inc.,
4.25%, 09/15/2028	477,000	479,237
4.50%, 10/15/2029	90,000	91,151
4.45%, 09/15/2030	544,000	547,367
4.75%, 02/15/2032	75,000	75,688
4.90%, 10/15/2034	139,000	138,210
5.10%, 09/15/2035(c)	555,000	554,240
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	616,000	615,545
Synopsys, Inc., 5.70%, 04/01/2055	3,000	3,000
		7,657,730
Asset Management & Custody Banks–0.17%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	204,000	209,091
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	75,000	78,519
5.15%, 05/15/2033	47,000	48,829
5.20%, 04/15/2035	404,000	411,320
Ares Capital Corp.,
5.88%, 03/01/2029	13,000	13,244
5.50%, 09/01/2030	83,000	82,220
5.80%, 03/08/2032	17,000	16,932
Ares Strategic Income Fund,
5.70%, 03/15/2028	33,000	33,275
5.45%, 09/09/2028(b)	40,000	40,010
6.20%, 03/21/2032	26,000	26,130
Bank of New York Mellon Corp. (The),
4.39% (SOFR + 0.68%), 06/09/2028(e)	1,501,000	1,505,864
4.89%, 07/21/2028(f)	175,000	177,665
4.98%, 03/14/2030(f)	20,000	20,590
5.06%, 07/22/2032(f)	101,000	105,119
5.19%, 03/14/2035(f)	3,000	3,122
Series J, 4.97%, 04/26/2034(f)	11,000	11,305
Blackstone Secured Lending Fund,
2.13%, 02/15/2027(c)	1,742,000	1,697,800
5.88%, 11/15/2027	10,000	10,173
Brookfield Asset Management Ltd. (Canada),
5.80%, 04/24/2035	527,000	547,277
6.08%, 09/15/2055	70,000	71,224
Carlyle Group, Inc. (The), 5.05%, 09/19/2035(c)	721,000	712,592
Citadel L.P.,
6.00%, 01/23/2030(b)	63,000	65,886
6.38%, 01/23/2032(b)	93,000	98,467
Northern Trust Corp.,
4.15%, 11/19/2030(c)	1,373,000	1,385,734
6.13%, 11/02/2032	4,000	4,384
5.12%, 11/19/2040(f)	1,009,000	1,012,057
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
4.65% (SOFR + 0.95%), 04/24/2028(e)	$28,000	$28,153
5.68%, 11/21/2029(f)	21,000	21,974
4.73%, 02/28/2030	53,000	54,496
4.83%, 04/24/2030	45,000	46,364
6.12%, 11/21/2034(f)	12,000	13,045
5.15%, 02/28/2036(f)	37,000	38,172
4.78%, 10/23/2036(f)	557,000	556,835
		9,147,868
Automobile Manufacturers–0.49%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	775,000	776,189
American Honda Finance Corp., 4.90%, 01/10/2034	8,000	8,130
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)(c)	511,000	516,190
4.65%, 10/12/2030(b)(c)	950,000	965,822
5.00%, 10/12/2032(b)(c)	3,719,000	3,815,036
5.38%, 01/18/2034(b)	353,000	366,196
5.63%, 01/13/2035(b)	445,000	467,632
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	970,000	975,057
7.35%, 11/04/2027	198,000	206,646
5.92%, 03/20/2028	916,000	940,966
6.80%, 05/12/2028	959,000	1,003,361
6.80%, 11/07/2028	832,000	877,163
7.20%, 06/10/2030	886,000	956,957
7.12%, 11/07/2033	141,000	154,138
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	1,398,000	1,414,423
4.69%, 07/08/2030	245,000	249,808
5.34%, 07/08/2035	640,000	662,890
Hyundai Capital America,
4.88%, 06/23/2027(b)	884,000	894,928
5.00%, 01/07/2028(b)(c)	751,000	764,233
5.60%, 03/30/2028(b)	61,000	62,812
5.35%, 03/19/2029(b)	43,000	44,524
5.30%, 01/08/2030(b)(c)	636,000	661,929
5.80%, 04/01/2030(b)	6,000	6,341
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	4,005,000	4,094,814
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	799,000	820,244
4.85%, 01/11/2029(b)	595,000	609,650
PACCAR Financial Corp., 4.00%, 09/26/2029(c)	237,000	238,830
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	101,000	103,307
5.10%, 03/21/2031	35,000	36,633
Volkswagen Group of America Finance LLC (Germany),
4.90%, 08/14/2026(b)	685,000	687,323
5.25%, 03/22/2029(b)	933,000	958,358
4.95%, 08/15/2029(b)	650,000	662,444
5.60%, 03/22/2034(b)(c)	687,000	715,036
		25,718,010
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–0.19%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	$447,000	$455,217
7.75%, 10/15/2033(b)(c)	848,000	862,421
BMW US Capital LLC (Germany), 4.50%, 08/11/2030(b)	446,000	452,046
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	494,000	517,692
6.75%, 09/15/2032(b)	27,000	28,042
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	247,000	263,226
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	69,000	71,076
4.90%, 05/01/2033(b)	51,000	52,408
Forvia SE (France), 8.00%, 06/15/2030(b)	196,000	208,974
Magna International, Inc. (Canada), 5.88%, 06/01/2035	65,000	69,756
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	277,000	275,783
Phinia, Inc.,
6.75%, 04/15/2029(b)	522,000	540,160
6.63%, 10/15/2032(b)	16,000	16,625
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	291,000	300,972
7.13%, 04/14/2030(b)	275,000	281,604
6.75%, 04/23/2030(b)	133,000	134,441
7.50%, 03/24/2031(b)(c)	4,937,000	5,091,029
6.88%, 04/23/2032(b)(c)	578,000	580,200
		10,201,672
Automotive Retail–0.19%
Advance Auto Parts, Inc.,
5.95%, 03/09/2028	22,000	22,631
7.00%, 08/01/2030(b)(c)	1,320,000	1,355,072
7.38%, 08/01/2033(b)(c)	1,741,000	1,785,395
AutoZone, Inc., 5.20%, 08/01/2033	30,000	31,168
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)(c)	275,000	270,052
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	800,000	790,327
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	500,000	500,554
5.50%, 10/01/2030(b)	4,880,000	4,913,843
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	133,000	135,488
		9,804,530
Biotechnology–0.01%
AbbVie, Inc.,
4.80%, 03/15/2029	113,000	116,118
5.05%, 03/15/2034	114,000	118,392
5.40%, 03/15/2054	14,000	13,759
5.50%, 03/15/2064	13,000	12,801
Amgen, Inc.,
5.15%, 03/02/2028	61,000	62,486
5.25%, 03/02/2030	7,000	7,306
Principal Amount		Value
Biotechnology–(continued)
Gilead Sciences, Inc.,
5.25%, 10/15/2033	$31,000	$32,725
5.55%, 10/15/2053	4,000	4,021
		367,608
Brewers–0.01%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L. (Guatemala), 5.25%, 04/27/2029(b)	400,000	396,131
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	250,000	228,385
		624,516
Broadcasting–0.01%
Gray Media, Inc., 9.63%, 07/15/2032(b)	75,000	77,983
Paramount Global,
5.85%, 09/01/2043	23,000	17,050
4.95%, 05/19/2050	23,000	14,548
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	146,000	150,067
9.38%, 08/01/2032(b)	110,000	116,490
		376,138
Broadline Retail–0.08%
eBay, Inc., 4.25%, 03/06/2029	2,814,000	2,833,549
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	455,000	488,534
Falabella S.A. (Chile), 3.38%, 01/15/2032(b)	1,000,000	905,385
		4,227,468
Building Products–0.08%
Carrier Global Corp., 5.90%, 03/15/2034	10,000	10,823
CRH America Finance, Inc.,
4.40%, 02/09/2031	2,505,000	2,524,640
5.00%, 02/09/2036	1,306,000	1,325,548
5.60%, 02/09/2056(c)	78,000	78,027
Lennox International, Inc., 5.50%, 09/15/2028	68,000	70,396
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	266,000	267,021
		4,276,455
Cable & Satellite–0.11%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	1,093,000	1,091,137
6.38%, 09/01/2029(b)	565,000	572,883
4.75%, 03/01/2030(b)	550,000	532,094
7.38%, 03/01/2031(b)	115,000	118,726
4.75%, 02/01/2032(b)	36,000	33,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	$74,000	$78,625
5.85%, 12/01/2035(c)	475,000	478,253
6.70%, 12/01/2055(c)	215,000	209,864
Comcast Corp.,
5.50%, 11/15/2032	40,000	42,705
6.05%, 05/15/2055(c)	298,000	305,348
Cox Communications, Inc., 5.70%, 06/15/2033(b)	6,000	6,102
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	132,000	135,105
Grupo Televisa, S.A.B. (Mexico), 5.00%, 05/13/2045(c)	1,000,000	686,370
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	270,000	276,488
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	1,100,000	1,003,615
		5,570,819
Cargo Ground Transportation–0.28%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	2,359,000	2,364,774
4.65%, 03/15/2031(b)	2,360,000	2,373,856
4.95%, 03/15/2033(b)	1,507,000	1,507,488
5.25%, 03/15/2036(b)	2,933,000	2,925,057
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	7,000	7,017
5.35%, 01/12/2027(b)	7,000	7,072
5.70%, 02/01/2028(b)	14,000	14,392
5.55%, 05/01/2028(b)	45,000	46,329
6.05%, 08/01/2028(b)	45,000	46,932
5.25%, 02/01/2030(b)	471,000	487,976
4.55%, 01/15/2031(b)	2,232,000	2,246,759
Ryder System, Inc.,
4.90%, 12/01/2029	149,000	153,159
4.30%, 12/01/2030	2,445,000	2,456,483
		14,637,294
Casinos & Gaming–0.02%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)(c)	300,000	299,490
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	550,000	532,260
Wynn Macau Ltd. (Macau), 5.13%, 12/15/2029(b)(c)	400,000	397,713
		1,229,463
Commercial & Residential Mortgage Finance–0.12%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	40,000	41,595
6.75%, 10/25/2028(b)	92,000	97,652
4.25%, 04/30/2029(b)	1,072,000	1,072,300
4.80%, 10/24/2030(b)	2,064,000	2,086,297
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/2029(b)(c)	518,000	525,770
Principal Amount		Value
Commercial & Residential Mortgage Finance–(continued)
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(f)	$800,000	$812,746
Radian Group, Inc., 6.20%, 05/15/2029	75,000	78,778
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	673,000	690,847
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	445,000	439,886
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	258,000	255,258
		6,101,129
Commodity Chemicals–0.00%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	200,000	205,000
Computer & Electronics Retail–0.10%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035(c)	857,000	891,634
Leidos, Inc.,
4.10%, 03/15/2029	4,360,000	4,371,846
5.75%, 03/15/2033	23,000	24,431
		5,287,911
Construction & Engineering–0.01%
AECOM, 6.00%, 08/01/2033(b)	267,000	272,995
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(g)	103,364	86,131
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	279,000	278,458
		637,584
Construction Machinery & Heavy Transportation Equipment– 0.66%
Caterpillar Financial Services Corp.,
3.75%, 02/23/2029	19,029,000	19,043,889
4.20% (SOFR + 0.49%), 02/23/2029(e)	9,765,000	9,801,286
Caterpillar, Inc., 5.20%, 05/15/2035	155,000	162,437
Cummins, Inc.,
4.70%, 02/15/2031(c)	1,485,000	1,528,589
5.30%, 05/09/2035(c)	551,000	578,102
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	2,336,000	2,351,129
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	603,000	621,320
5.50%, 05/29/2035	565,000	594,803
		34,681,555
Construction Materials–0.02%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	620,000	633,551
6.13%, 07/31/2032(b)	356,000	365,628
		999,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Consumer Electronics–0.18%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)(c)	$1,070,000	$1,090,066
5.63%, 04/24/2029(b)	2,167,500	2,262,962
Telecommunications Co. Telekom Srbija AD Belgrade (Serbia), 7.00%, 10/28/2029(b)	275,000	281,530
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	2,380,000	2,422,756
4.88%, 02/09/2036(c)	3,453,000	3,508,968
		9,566,282
Consumer Finance–0.67%
American Express Co.,
5.65%, 04/23/2027(f)	147,000	147,328
4.73%, 04/25/2029(f)	495,000	503,249
4.96% (SOFR + 1.26%), 04/25/2029(e)	1,535,000	1,554,012
4.35%, 07/20/2029(f)	2,461,000	2,484,442
4.51% (SOFR + 0.81%), 07/20/2029(e)	3,661,000	3,668,560
5.53%, 04/25/2030(f)	134,000	140,052
5.02%, 04/25/2031(c)(f)	1,105,000	1,141,928
4.92%, 07/20/2033(f)	1,675,000	1,716,290
5.44%, 01/30/2036(f)	31,000	32,319
5.67%, 04/25/2036(f)	58,000	61,445
4.80%, 10/24/2036(f)	3,189,000	3,159,545
Capital One Financial Corp.,
7.15%, 10/29/2027(f)	27,000	27,538
4.49%, 09/11/2031(f)	1,902,000	1,902,745
4.72%, 01/30/2032(f)	4,838,000	4,872,350
5.20%, 09/11/2036(f)	596,000	594,644
5.40%, 01/30/2037(f)	5,006,000	5,053,354
EZCORP, Inc., 7.38%, 04/01/2032(b)	502,000	538,866
FirstCash, Inc.,
4.63%, 09/01/2028(b)	650,000	642,557
6.88%, 03/01/2032(b)	703,000	726,376
General Motors Financial Co., Inc., 5.40%, 04/06/2026	6,000	6,007
Navient Corp., 9.38%, 07/25/2030(c)	500,000	506,838
OneMain Finance Corp.,
6.63%, 05/15/2029(c)	515,000	526,395
4.00%, 09/15/2030(c)	325,000	300,292
6.75%, 03/15/2032	90,000	90,811
7.13%, 09/15/2032	165,000	168,945
6.50%, 03/15/2033	4,799,000	4,759,912
Synchrony Financial, 5.02%, 07/29/2029(f)	268,000	271,512
		35,598,312
Consumer Staples Merchandise Retail–0.02%
Cencosud S.A. (Chile), 5.95%, 05/28/2031(b)(c)	800,000	840,462
Dollar General Corp., 5.50%, 11/01/2052	1,000	983
		841,445
Principal Amount		Value
Copper–0.00%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	$250,000	$262,331
Data Processing & Outsourced Services–0.56%
QTS Thunder Managing Issuer LLC, 5.67%, 12/10/2030	29,395,000	29,350,384
Distillers & Vintners–0.01%
Constellation Brands, Inc.,
4.80%, 05/01/2030	126,000	129,234
4.90%, 05/01/2033	4,000	4,076
4.95%, 11/01/2035(c)	313,000	313,711
		447,021
Distributors–0.01%
Genuine Parts Co.,
4.95%, 08/15/2029	267,000	270,562
6.88%, 11/01/2033	58,000	64,191
		334,753
Diversified Banks–6.98%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	20,272,428
Akbank Turk A.S. (Turkey), 7.88%, 09/04/2035(b)(f)	200,000	205,705
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)(c)	628,000	702,924
6.75%(b)(f)(h)	624,000	629,555
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.15%, 03/03/2029	4,800,000	4,801,920
4.58% (SOFR + 0.88%), 03/03/2029(e)	8,000,000	8,006,679
9.38%(c)(f)(h)	1,406,000	1,569,453
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	400,290
Banco del Estado de Chile (Chile), 7.95%(b)(f)(h)	421,000	451,240
Banco do Brasil S.A. (Brazil), 6.00%, 03/18/2031(b)(c)	800,000	823,343
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(f)	200,000	199,709
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(f)	800,000	812,032
5.07%, 11/06/2030	4,600,000	4,637,793
5.13%, 11/06/2035(c)	1,600,000	1,610,958
8.00%(f)(h)	466,667	516,562
9.63%(f)(h)	2,000,000	2,229,364
9.63%(c)(f)(h)	1,200,000	1,447,512
Bank Gospodarstwa Krajowego (Poland),
5.38%, 05/22/2033(b)	200,000	210,020
5.75%, 07/09/2034(b)	445,000	477,601
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
4.75% (SOFR + 1.05%), 02/04/2028(e)	$28,000	$28,155
4.95%, 07/22/2028(f)	5,000	5,064
4.53% (SOFR + 0.83%), 01/24/2029(e)	278,000	279,172
5.20%, 04/25/2029(f)	64,000	65,578
4.62%, 05/09/2029(f)	613,000	621,765
4.71% (SOFR + 1.01%), 01/24/2031(e)	251,000	252,475
5.16%, 01/24/2031(f)	118,000	122,499
4.46%, 02/06/2032(c)(f)	9,335,000	9,406,934
5.43%, 08/15/2035(f)	28,000	28,696
5.51%, 01/24/2036(f)	52,000	54,598
6.63%(c)(f)(h)	947,000	992,029
Series N, 4.58% (SOFR + 0.87%), 02/06/2032(e)	11,905,000	11,888,384
Series RR, 4.38%(c)(f)(h)	2,124,000	2,111,405
Bank of Montreal (Canada),
7.70%, 05/26/2084(f)	836,000	885,947
7.30%, 11/26/2084(c)(f)	565,000	601,835
Bank of New York Mellon (The),
4.40% (SOFR + 0.71%), 04/20/2027(e)	1,389,000	1,390,041
4.59%, 04/20/2027(f)	995,000	995,727
4.73%, 04/20/2029(f)	927,000	942,957
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(f)	805,000	839,842
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(f)	4,748,000	5,021,266
8.00%, 01/27/2084(c)(f)	859,000	919,627
6.88%, 10/27/2085(f)	1,889,000	1,951,261
Banque Federative du Credit Mutuel S.A. (France), 4.59%, 10/16/2028(b)	2,409,000	2,439,014
Barclays PLC (United Kingdom),
4.22%, 05/24/2030(f)	4,532,000	4,535,026
4.64% (SOFR + 0.93%), 05/24/2030(e)	2,640,000	2,644,086
5.37%, 02/25/2031(f)	666,000	691,450
4.52%, 02/24/2032(f)	3,609,000	3,619,385
6.69%, 09/13/2034(f)	200,000	222,687
5.21%, 02/24/2037(f)	5,629,000	5,630,191
5.86%, 08/11/2046(f)	54,000	55,794
BBVA Bancomer S.A. (Mexico), 8.45%, 06/29/2038(b)(f)	300,000	336,955
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(f)	1,026,000	1,039,126
5.14% (SOFR + 1.43%), 05/09/2029(b)(e)	1,655,000	1,672,937
5.09%, 05/09/2031(b)(c)(f)	1,509,000	1,551,768
7.45%(b)(f)(h)	200,000	211,460
BPCE S.A. (France),
6.29%, 01/14/2036(b)(f)	330,000	355,582
6.92%, 01/14/2046(b)(f)	207,000	223,332
6.35%, 01/13/2047(b)(f)	835,000	837,511
CaixaBank S.A. (Spain), 4.89%, 07/03/2031(b)(f)	1,139,000	1,162,808
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
4.85% (SOFR + 1.14%), 05/07/2028(e)	$1,276,000	$1,283,547
5.17%, 02/13/2030(f)	51,000	52,557
4.54%, 09/19/2030(f)	304,000	307,637
5.17% (SOFR + 1.46%), 05/07/2031(e)	1,469,000	1,499,822
4.50%, 09/11/2031(f)	2,708,000	2,729,226
6.17%, 05/25/2034(f)	26,000	27,764
5.83%, 02/13/2035(f)	32,000	33,306
5.17%, 09/11/2036(f)	133,000	135,372
5.41%, 09/19/2039(f)	237,000	238,793
5.61%, 03/04/2056(c)(f)	81,000	81,441
6.63%(c)(f)(h)	7,951,000	8,224,722
Series AA, 7.63%(c)(f)(h)	4,527,000	4,800,517
Series BB, 7.20%(f)(h)	4,365,000	4,530,722
Series DD, 7.00%(c)(f)(h)	5,413,000	5,710,136
Series JJ, 6.50%(c)(f)(h)	16,672,000	16,926,115
Series Z, 7.38%(f)(h)	4,739,000	4,946,532
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	2,328,000	2,344,633
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	3,865,000	4,044,684
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(f)	1,412,000	1,460,594
4.82%, 09/25/2033(b)(f)	3,606,000	3,634,791
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	758,000	766,944
Fifth Third Bancorp,
1.71%, 11/01/2027(f)	6,000	5,913
6.34%, 07/27/2029(f)	6,000	6,310
4.77%, 07/28/2030(f)	39,000	39,660
5.63%, 01/29/2032(f)	9,000	9,496
4.57%, 04/29/2032(f)	4,535,000	4,562,909
5.14%, 01/29/2037(c)(f)	2,561,000	2,569,880
Fifth Third Financial Corp., 5.98%, 01/30/2030(f)	3,000	3,145
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(f)	897,000	904,686
5.60%, 05/17/2028(f)	913,000	929,841
5.21%, 08/11/2028(f)	511,000	519,135
5.29%, 11/19/2030(f)	951,000	986,035
5.13%, 03/03/2031(f)	756,000	780,201
5.24%, 05/13/2031(f)	1,407,000	1,457,877
5.28% (SOFR + 1.57%), 05/13/2031(e)	1,816,000	1,859,755
7.40%, 11/13/2034(f)	200,000	229,141
5.79%, 05/13/2036(f)	417,000	443,435
5.74%, 09/10/2036(f)	474,000	490,903
5.13%, 11/06/2036(f)	966,000	976,102
6.33%, 03/09/2044(f)	178,000	196,673
6.88%(f)(h)	722,000	751,878
7.05%(f)(h)	1,784,000	1,859,135
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(f)	885,000	917,042
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.57%, 04/22/2028(f)	$109,000	$110,970
4.85%, 07/25/2028(f)	6,000	6,071
4.92%, 01/24/2029(f)	105,000	106,945
5.30%, 07/24/2029(f)	50,000	51,470
6.09%, 10/23/2029(f)	56,000	58,841
5.01%, 01/23/2030(f)	29,000	29,797
5.58%, 04/22/2030(f)	88,000	91,921
5.00%, 07/22/2030(f)	175,000	180,301
4.60%, 10/22/2030(f)	304,000	309,673
5.14%, 01/24/2031(f)	250,000	259,467
5.10%, 04/22/2031(c)(f)	667,000	691,853
4.26%, 10/22/2031(c)(f)	3,326,000	3,336,636
4.35%, 01/22/2032(f)	4,017,000	4,038,507
5.72%, 09/14/2033(f)	31,000	32,856
5.34%, 01/23/2035(f)	8,000	8,341
5.50%, 01/24/2036(f)	24,000	25,253
5.57%, 04/22/2036(f)	31,000	32,793
5.58%, 07/23/2036(f)	30,000	31,211
4.81%, 10/22/2036(f)	1,694,000	1,691,441
4.90%, 01/22/2037(f)	2,574,000	2,590,427
5.53%, 11/29/2045(f)	55,000	56,239
Series W, 4.91% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	4,000	3,656
Series NN, 6.88%(c)(f)(h)	111,000	118,183
Series OO, 6.50%(c)(f)(h)	354,000	371,023
KeyBank N.A., 5.85%, 11/15/2027	818,000	842,503
KeyCorp,
2.55%, 10/01/2029	9,000	8,563
5.31%, 01/28/2037(c)(f)	1,120,000	1,130,345
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(f)	1,579,000	1,587,043
4.94%, 11/04/2036(f)	1,931,000	1,920,721
6.63%(f)(h)	329,000	327,884
Macquarie Bank Ltd. (Australia), 4.16% (SOFR + 0.48%), 02/03/2028(b)(c)(e)	5,357,000	5,363,319
Magyar Export-Import Bank Zrt (Hungary), 6.13%, 12/04/2027(b)	325,000	335,404
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	799,000	811,033
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(f)	784,000	811,982
5.16%, 04/24/2031(c)(f)	1,409,000	1,462,093
5.18% (SOFR + 1.48%), 04/24/2031(e)	1,332,000	1,362,487
4.53%, 09/12/2031(f)	1,755,000	1,776,442
5.43%, 04/17/2035(f)	225,000	236,330
5.57%, 01/16/2036(f)	279,000	294,796
5.62%, 04/24/2036(f)	774,000	819,097
5.19%, 09/12/2036(f)	1,190,000	1,219,352
6.35%(f)(h)	7,930,000	8,212,348
8.20%(c)(f)(h)	4,274,000	4,696,335
Principal Amount		Value
Diversified Banks–(continued)
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(f)	$790,000	$821,725
5.38%, 07/10/2030(c)(f)	980,000	1,019,476
4.71%, 07/08/2031(f)	1,749,000	1,784,019
4.95% (SOFR + 1.25%), 07/08/2031(c)(e)	1,546,000	1,571,211
5.59%, 07/10/2035(f)	610,000	646,932
5.32%, 07/08/2036(c)(f)	953,000	988,092
Morgan Stanley Bank N.A.,
4.95%, 01/14/2028(c)(f)	749,000	755,498
5.02%, 01/12/2029(f)	783,000	798,247
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(f)	1,649,000	1,660,069
4.21%, 02/08/2030(c)(f)	6,350,000	6,381,073
4.48% (SOFR + 0.77%), 02/08/2030(c)(e)	13,651,000	13,623,985
4.73%, 07/18/2031(f)	1,504,000	1,531,819
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	467,000	486,581
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(f)	362,000	386,469
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	771,000	788,889
5.00%, 05/30/2028(b)(c)	764,000	783,234
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)(c)	3,561,000	3,601,555
6.30%(b)(c)(f)(h)	745,000	764,880
6.75%(b)(f)(h)	1,066,000	1,101,674
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	706,000	726,762
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	4,414,000	3,460,775
Pinnacle Bank,
5.63%, 02/15/2028	774,000	790,827
5.96%, 01/15/2036(f)	1,814,000	1,844,556
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(f)	63,000	64,049
4.08%, 01/26/2029(f)	2,947,000	2,956,725
4.32% (SOFR + 0.62%), 01/26/2029(e)	4,868,000	4,868,259
5.58%, 06/12/2029(f)	59,000	61,161
4.90%, 05/13/2031(f)	1,179,000	1,211,299
6.04%, 10/28/2033(f)	6,000	6,517
5.07%, 01/24/2034(f)	10,000	10,337
5.37%, 07/21/2036(f)	396,000	410,716
5.42%, 01/25/2041(f)	1,483,000	1,499,824
Series V, 6.20%(f)(h)	45,000	45,842
Series W, 6.25%(f)(h)	59,000	61,233
Royal Bank of Canada (Canada),
4.41% (SOFR + 0.71%), 01/21/2027(e)	7,000	7,026
4.95%, 02/01/2029	21,000	21,674
7.50%, 05/02/2084(c)(f)	948,000	1,001,560
6.50%, 11/24/2085(c)(f)	379,000	378,857
6.50%, 05/24/2086(c)(f)	4,688,000	4,684,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(f)	$740,000	$745,256
6.75%, 02/08/2028(b)(f)	750,000	768,482
7.02%, 02/08/2030(b)(f)	758,000	817,442
5.01%, 10/15/2030(b)(f)	964,000	987,114
5.24%, 05/13/2031(b)(f)	1,325,000	1,373,110
5.39% (SOFR + 1.68%), 05/13/2031(b)(e)	1,323,000	1,360,913
2.68%, 06/29/2032(b)(f)	3,298,000	3,003,758
7.75%(b)(f)(h)	2,653,000	2,761,587
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.33%, 03/03/2041(f)	11,370,000	11,422,850
6.60%(c)(f)(h)	4,095,000	4,247,219
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	539,000	539,173
5.65%, 09/14/2026(b)(c)	770,000	777,015
5.55%, 09/14/2028(b)(c)	893,000	927,591
5.20%, 03/07/2029(b)	857,000	887,539
4.35%, 09/11/2030(b)(c)	1,658,000	1,679,946
5.35%, 03/07/2034(b)	57,000	59,944
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(f)	358,000	364,188
Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035	745,000	751,515
8.13%, 10/31/2082(f)	773,000	809,374
Truist Bank, 4.46% (SOFR + 0.77%), 07/24/2028(e)	2,887,000	2,893,506
U.S. Bancorp,
5.78%, 06/12/2029(f)	52,000	54,086
5.38%, 01/23/2030(f)	71,000	73,666
4.48%, 01/26/2032(c)(f)	5,181,000	5,239,536
UBS AG (Switzerland),
4.21% (SOFR + 0.50%), 05/17/2027(c)(e)	5,171,000	5,175,802
5.65%, 09/11/2028	728,000	759,711
Wells Fargo & Co.,
5.71%, 04/22/2028(f)	71,000	72,310
4.81%, 07/25/2028(f)	7,000	7,078
5.07% (SOFR + 1.37%), 04/23/2029(e)	715,000	727,336
5.57%, 07/25/2029(f)	41,000	42,421
6.30%, 10/23/2029(f)	44,000	46,409
4.18%, 01/23/2030(c)(f)	2,046,000	2,053,527
5.20%, 01/23/2030(f)	45,000	46,399
5.15%, 04/23/2031(f)	1,063,000	1,100,659
5.39%, 04/24/2034(f)	9,000	9,382
5.56%, 07/25/2034(f)	40,000	42,104
5.50%, 01/23/2035(f)	20,000	20,958
5.61%, 04/23/2036(f)	91,000	95,742
4.96%, 01/23/2037(f)	2,427,000	2,437,173
5.43%, 01/23/2047(f)	630,000	624,091
6.85%(f)(h)	170,000	179,419
7.63%(f)(h)	49,000	52,317
Series BB, 3.90%(f)(h)	622,000	621,733
Principal Amount		Value
Diversified Banks–(continued)
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(f)	$18,000	$18,848
		368,656,209
Diversified Capital Markets–0.40%
Apollo Debt Solutions BDC,
5.88%, 08/30/2030	36,000	36,273
6.55%, 03/15/2032	20,000	20,448
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(f)(h)(i)	5,650,000	1,608,837
5.25%(b)(d)(f)(h)(i)	3,522,000	1,002,889
Deutsche Bank AG (Germany), 4.47%, 12/10/2031(c)(f)	2,199,000	2,212,079
Sixth Street Lending Partners, 6.13%, 07/15/2030	7,000	7,089
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	206,531
5.55%, 04/03/2034(b)	234,000	244,771
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(f)	695,000	720,496
4.21%, 04/10/2030(b)(f)	8,821,000	8,837,967
4.40%, 09/23/2031(b)(f)	1,624,000	1,629,043
5.01%, 03/23/2037(b)(f)	583,000	581,346
5.53%, 05/06/2047(b)(c)(f)	821,000	821,959
6.60%(b)(f)(h)	767,000	772,151
7.00%(b)(f)(h)	193,000	196,129
7.13%(b)(f)(h)	519,000	531,969
Series 28, 9.25%(b)(f)(h)	789,000	860,650
Series 33, 9.25%(b)(f)(h)	528,000	618,926
		20,909,553
Diversified Chemicals–0.00%
Sasol Financing USA LLC (South Africa), 8.75%, 05/03/2029(b)	160,000	164,129
Diversified Financial Services–2.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.38%, 11/15/2030	2,250,000	2,256,550
6.50%, 01/31/2056(f)	1,066,000	1,105,837
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	925,000	946,079
Amrize Finance US LLC,
4.60%, 04/07/2027(c)	395,000	397,996
4.70%, 04/07/2028	496,000	503,791
4.95%, 04/07/2030	134,000	137,903
Apollo Global Management, Inc.,
6.38%, 11/15/2033	42,000	45,963
5.15%, 08/12/2035	504,000	499,589
Atlas Warehouse Lending Co. L.P.,
4.63%, 11/15/2028(b)	2,742,000	2,742,939
6.25%, 01/15/2030(b)	250,000	262,080
5.25%, 01/15/2033(b)	2,568,000	2,553,866
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	$364,000	$368,944
6.38%, 05/04/2028(b)	85,000	88,605
5.75%, 03/01/2029(b)	25,000	26,028
4.20%, 04/15/2029(b)	4,005,000	3,994,984
5.75%, 11/15/2029(b)	16,000	16,730
5.15%, 01/15/2030(b)	56,000	57,407
4.70%, 01/30/2031(b)	6,395,000	6,422,041
4.95%, 10/15/2032(b)	4,610,000	4,622,578
BlackRock Funding, Inc., 4.90%, 01/08/2035	48,000	49,473
Blackstone Reg Finance Co. L.L.C.,
4.30%, 11/03/2030(c)	1,287,000	1,284,830
4.95%, 02/15/2036(c)	499,000	494,691
Citadel Finance LLC,
4.75%, 02/14/2029(b)	4,225,000	4,206,189
5.90%, 02/10/2030(b)	1,463,000	1,501,655
5.15%, 02/14/2031(b)	4,051,000	4,036,065
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	1,028,000	1,058,002
6.20%, 06/18/2035(b)	519,000	549,414
Corebridge Financial, Inc.,
6.05%, 09/15/2033	41,000	43,758
5.75%, 01/15/2034	58,000	60,033
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.50%, 10/16/2030(b)	600,000	596,221
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	40,751,000	41,510,599
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	4,013,000	4,170,540
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	1,080,000	1,099,786
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	379,000	391,129
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	63,000	62,750
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)(c)	702,000	685,540
7.13%, 04/30/2031(b)	1,012,000	1,053,503
6.13%, 11/01/2032(b)	3,467,000	3,490,354
6.75%, 05/01/2033(b)	7,495,000	7,696,984
LPL Holdings, Inc.,
5.70%, 05/20/2027	118,000	119,981
5.20%, 03/15/2030	457,000	466,908
5.15%, 06/15/2030	402,000	410,364
5.65%, 03/15/2035	543,000	552,216
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	5,000	5,274
5.15%, 03/17/2030(b)	17,000	17,380
6.50%, 03/26/2031(b)	6,000	6,478
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	7,536,000	7,635,718
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	75,000	78,637
Principal Amount		Value
Diversified Financial Services–(continued)
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	$376,000	$390,925
Voya Global Funding, 4.60%, 11/24/2030(b)(c)	3,017,000	3,064,108
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	669,000	679,144
		114,518,559
Diversified Metals & Mining–0.23%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	90,000	92,796
5.25%, 09/08/2030	72,000	75,611
5.25%, 09/08/2033	82,000	86,081
5.75%, 09/05/2055	66,000	68,965
Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037(b)	5,454,000	5,591,714
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	3,583,000	3,666,459
Glencore Funding LLC (Australia),
4.75% (SOFR + 1.06%), 04/04/2027(b)(e)	222,000	223,020
4.91%, 04/01/2028(b)	328,000	334,255
5.37%, 04/04/2029(b)	91,000	94,351
5.19%, 04/01/2030(b)	418,000	432,662
5.63%, 04/04/2034(b)	46,000	48,672
5.89%, 04/04/2054(b)	4,000	4,104
6.14%, 04/01/2055(b)	17,000	17,971
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	286,000	288,299
4.50%, 03/14/2028	99,000	100,434
4.88%, 03/14/2030	706,000	729,460
5.00%, 03/14/2032	312,000	324,376
5.75%, 03/14/2055	7,000	7,270
5.88%, 03/14/2065	19,000	19,850
		12,206,350
Diversified Real Estate Activities–0.01%
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	277,000	281,034
Diversified REITs–0.00%
VICI Properties L.P.,
5.75%, 04/01/2034	21,000	21,830
6.13%, 04/01/2054	8,000	8,061
		29,891
Diversified Support Services–0.24%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	10,080,000	10,532,894
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	73,000	77,036
5.04%, 03/25/2030(b)	603,000	618,618
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	1,063,000	1,081,488
7.75%, 03/15/2031(b)	139,000	144,687
		12,454,723
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Drug Retail–0.13%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	$1,148,000	$1,180,671
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	5,605,000	5,819,751
		7,000,422
Electric Utilities–2.74%
AEP Texas, Inc., 5.70%, 05/15/2034(c)	292,000	309,566
AEP Transmission Co. LLC, 5.38%, 06/15/2035	62,000	64,820
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	1,524,000	1,540,854
5.85%, 11/15/2033	13,000	14,076
5.10%, 04/02/2035	123,000	127,537
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	520,000	554,121
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	196,896	160,727
American Electric Power Co., Inc.,
5.75%, 11/01/2027	9,000	9,265
5.20%, 01/15/2029	57,000	58,987
Series C, 5.80%, 03/15/2056(f)	5,433,000	5,460,589
Series D, 6.05%, 03/15/2056(f)	390,000	391,527
Arizona Public Service Co., 5.90%, 08/15/2055	184,000	189,469
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	160,000	168,000
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	655,000	668,562
6.19%, 06/01/2035(b)(c)	313,000	330,625
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030(c)	281,000	289,962
5.05%, 03/01/2035	71,000	72,660
Series AJ, 4.85%, 10/01/2052	2,000	1,830
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	283,476	293,225
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador), 8.65%, 01/24/2033(b)	333,000	352,690
Comision Federal de Electricidad (Mexico),
6.05%, 01/28/2034(b)(c)	295,000	298,688
6.50%, 01/28/2051(b)	250,000	253,375
6.26%, 02/15/2052(b)	600,000	566,356
Commonwealth Edison Co., 5.95%, 06/01/2055	37,000	38,694
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	5,000	5,306
5.90%, 11/15/2053	4,000	4,146
5.75%, 11/15/2055	157,000	159,502
Principal Amount		Value
Electric Utilities–(continued)
Constellation Energy Generation LLC,
6.13%, 01/15/2034	$19,000	$20,818
6.50%, 10/01/2053	5,000	5,521
5.75%, 03/15/2054	7,000	7,043
5.88%, 01/15/2066	230,000	229,757
Dhafrah Pv2 Energy Co. LLC (United Arab Emirates), 5.79%, 06/30/2053(b)(c)	545,000	562,730
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	77,000	79,705
5.25%, 03/15/2035	258,000	269,394
5.35%, 01/15/2053	4,000	3,896
Duke Energy Corp., 4.85%, 01/05/2029	53,000	54,326
Duke Energy Florida LLC, 4.20%, 12/01/2030	1,686,000	1,699,383
Duke Energy Indiana LLC,
5.40%, 04/01/2053	3,000	2,906
5.90%, 05/15/2055	20,000	20,674
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	1,488,000	1,540,753
6.38%, 01/13/2055(b)	12,881,000	13,604,195
9.13%(b)(c)(f)(h)	3,285,000	3,908,638
Entergy Corp.,
7.13%, 12/01/2054(f)	92,000	96,324
5.88%, 06/15/2056(c)(f)	3,591,000	3,608,969
Entergy Louisiana LLC, 5.15%, 09/15/2034	69,000	71,385
Entergy Texas, Inc., 5.25%, 04/15/2035	205,000	212,869
Evergy Metro, Inc.,
4.95%, 04/15/2033	35,000	35,940
5.13%, 08/15/2035	485,000	495,251
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	787,000	797,687
Exelon Corp.,
5.15%, 03/15/2029	57,000	58,932
5.13%, 03/15/2031	553,000	576,404
5.45%, 03/15/2034	37,000	38,873
5.60%, 03/15/2053	8,000	7,771
5.88%, 03/15/2055	99,000	99,421
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	7,000	7,163
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	126,000	127,922
5.00%, 01/15/2035	72,000	73,139
Florida Power & Light Co.,
4.80%, 05/15/2033	8,000	8,222
4.70%, 02/15/2036	843,000	845,813
5.80%, 03/15/2065	12,000	12,340
5.60%, 02/15/2066	267,000	265,671
Georgia Power Co., 4.95%, 05/17/2033	17,000	17,563
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)(c)	1,454,000	1,482,698
Indiana Michigan Power Co., 5.60%, 03/15/2056	2,428,000	2,421,747
Louisville Gas and Electric Co., 5.85%, 08/15/2055	45,000	46,195
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
MidAmerican Energy Co.,
5.35%, 01/15/2034	$12,000	$12,644
5.85%, 09/15/2054	2,000	2,085
5.30%, 02/01/2055	6,000	5,824
MVM Energetika Zrt (Hungary), 7.50%, 06/09/2028(b)	200,000	212,528
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.14% (SOFR + 0.43%), 08/09/2027(c)(e)	10,446,000	10,458,853
4.05%, 02/09/2029	6,302,000	6,334,351
4.85%, 02/07/2029	103,000	105,835
5.00%, 02/07/2031	96,000	99,793
5.80%, 01/15/2033	10,000	10,818
5.00%, 08/15/2034(c)	426,000	439,836
5.75%, 04/20/2056	10,862,000	10,862,000
5.95%, 04/20/2056	12,702,000	12,702,000
NextEra Energy Capital Holdings, Inc.,
4.85%, 02/04/2028	81,000	82,522
4.90%, 03/15/2029	141,000	144,831
5.05%, 03/15/2030(c)	812,000	841,994
5.45%, 03/15/2035(c)	420,000	436,957
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)(c)	1,342,000	1,363,357
5.29%, 01/17/2034(b)	44,000	45,361
6.00%, 07/03/2055(b)	307,000	313,686
Northern States Power Co., 5.65%, 05/15/2055	46,000	46,783
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	2,747,000	2,774,399
5.75%, 01/15/2034(b)	3,131,000	3,177,467
5.41%, 10/15/2035(b)(c)	835,000	844,385
6.00%, 01/15/2036(b)	2,628,000	2,676,045
Oglethorpe Power Corp., 5.90%, 02/01/2055	35,000	35,308
Ohio Power Co., 5.65%, 06/01/2034	59,000	62,416
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	29,000	28,867
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	280,000	286,557
5.65%, 11/15/2033	31,000	33,270
5.80%, 04/01/2055(b)	71,000	73,005
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	2,210,000	2,321,509
5.20%, 05/01/2036(c)	2,825,000	2,835,459
6.00%, 05/01/2056	3,510,000	3,469,283
PacifiCorp,
5.10%, 02/15/2029	59,000	60,694
5.30%, 02/15/2031	69,000	71,703
5.45%, 02/15/2034(c)	50,000	51,381
5.80%, 01/15/2055	10,000	9,534
7.13%, 08/15/2056(f)	2,871,000	2,822,395
PG&E Corp., 7.38%, 03/15/2055(f)	9,998,000	10,349,610
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	152,000	155,015
5.15%, 05/15/2030	266,000	275,798
Principal Amount		Value
Electric Utilities–(continued)
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	$5,227,000	$5,476,589
5.25%, 09/01/2034	33,000	34,111
PPL Electric Utilities Corp., 5.55%, 08/15/2055	48,000	48,388
PSEG Power LLC, 5.20%, 05/15/2030(b)	27,000	27,873
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,832
RWE Finance US LLC (Germany), 5.88%, 09/18/2055(b)	304,000	302,547
San Diego Gas & Electric Co., 5.35%, 04/01/2053	10,000	9,528
Sierra Pacific Power Co., 5.90%, 03/15/2054	3,000	3,074
Southern Co. (The),
5.70%, 10/15/2032	8,000	8,578
4.85%, 03/15/2035	86,000	85,875
Southwestern Electric Power Co., 5.30%, 04/01/2033	15,000	15,560
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	288,000	297,808
Union Electric Co.,
5.20%, 04/01/2034	85,000	88,764
5.25%, 04/15/2035	280,000	290,456
5.13%, 03/15/2055	9,000	8,447
Virginia Electric & Power Co.,
5.00%, 04/01/2033	12,000	12,337
Series C, 4.90%, 09/15/2035	782,000	784,641
Series D, 5.60%, 09/15/2055(c)	231,000	226,768
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	185,000	187,095
5.63%, 02/15/2027(b)	1,000,000	1,000,138
4.38%, 05/01/2029(b)	500,000	494,907
4.60%, 10/15/2030(b)	1,740,000	1,751,907
4.70%, 01/31/2031(b)	3,364,000	3,384,828
7.75%, 10/15/2031(b)	2,714,000	2,869,322
6.88%, 04/15/2032(b)	1,198,000	1,260,883
6.95%, 10/15/2033(b)	37,000	41,503
6.00%, 04/15/2034(b)	52,000	55,157
5.70%, 12/30/2034(b)	196,000	203,248
5.35%, 01/31/2036(b)	1,487,000	1,498,031
Wisconsin Electric Power Co., 4.15%, 10/15/2030(c)	1,178,000	1,185,280
Xcel Energy, Inc., 4.75%, 03/21/2028	119,000	120,922
		144,516,752
Electrical Components & Equipment–0.38%
EnerSys,
4.38%, 12/15/2027(b)	320,000	319,861
6.63%, 01/15/2032(b)	256,000	264,379
LG Energy Solution Ltd. (South Korea), 5.88%, 04/02/2035(b)	410,000	432,035
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	632,000	640,935
5.25%, 04/30/2032(b)	507,000	526,730
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Electrical Components & Equipment–(continued)
Regal Rexnord Corp.,
6.05%, 04/15/2028	$6,000	$6,223
6.30%, 02/15/2030	14,000	14,952
6.40%, 04/15/2033	20,000	21,753
Vertiv Group Corp., 4.13%, 11/15/2028(b)	2,682,000	2,672,938
Vertiv Holdings Co.,
4.85%, 03/15/2036	1,634,000	1,628,346
5.65%, 03/15/2046	4,113,000	4,087,347
5.80%, 03/15/2056	2,269,000	2,274,522
5.95%, 03/15/2066	7,298,000	7,273,861
		20,163,882
Electronic Components–0.16%
Amphenol Corp.,
3.90%, 11/15/2028	1,686,000	1,693,617
4.13%, 11/15/2030(c)	3,605,000	3,624,599
4.40%, 02/15/2033	3,114,000	3,122,571
5.00%, 01/15/2035	114,000	117,023
5.38%, 11/15/2054	8,000	7,909
		8,565,719
Electronic Equipment & Instruments–0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	484,000	507,752
Electronic Manufacturing Services–0.04%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	250,000	259,061
Jabil, Inc., 4.75%, 02/01/2033	1,955,000	1,948,435
		2,207,496
Environmental & Facilities Services–0.03%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	225,000	226,091
GFL Environmental, Inc., 4.38%, 08/15/2029(b)	1,100,000	1,081,360
Republic Services, Inc.,
4.88%, 04/01/2029	77,000	79,184
5.00%, 12/15/2033	38,000	39,624
5.00%, 04/01/2034	8,000	8,301
Rollins, Inc., 5.25%, 02/24/2035	139,000	142,945
Veralto Corp.,
5.50%, 09/18/2026	89,000	89,623
5.35%, 09/18/2028	80,000	82,636
		1,749,764
Fertilizers & Agricultural Chemicals–0.12%
FMC Corp., 3.45%, 10/01/2029	55,000	48,590
Mosaic Co. (The),
4.35%, 01/15/2029	2,509,000	2,531,003
4.60%, 11/15/2030(c)	3,796,000	3,845,190
		6,424,783
Principal Amount		Value
Financial Exchanges & Data–0.16%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028	$1,453,000	$1,454,728
4.20%, 03/15/2031(c)	6,345,000	6,376,360
4.95%, 06/15/2052	1,000	918
5.20%, 06/15/2062	3,000	2,784
MSCI, Inc., 5.25%, 09/01/2035(c)	449,000	449,733
Nasdaq, Inc.,
5.35%, 06/28/2028	6,000	6,180
5.55%, 02/15/2034	15,000	15,814
6.10%, 06/28/2063	2,000	2,079
		8,308,596
Food Distributors–0.00%
Sysco Corp., 5.10%, 09/23/2030	184,000	191,062
Food Retail–0.02%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)(c)	986,000	1,001,748
Kroger Co. (The),
5.00%, 09/15/2034	125,000	127,140
5.65%, 09/15/2064	54,000	52,244
		1,181,132
Forest Products–0.01%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	298,000	301,706
4.95%, 06/30/2032(b)(c)	385,000	400,168
		701,874
Gas Utilities–0.07%
Atmos Energy Corp.,
5.90%, 11/15/2033	22,000	24,079
5.20%, 08/15/2035(c)	641,000	669,609
6.20%, 11/15/2053	4,000	4,415
Grupo Energia Bogota S.A. ESP (Colombia), 5.75%, 10/22/2035(b)	800,000	787,300
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	30,000	31,575
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	1,282,000	1,320,361
5.75%, 05/28/2035(b)	509,000	538,800
6.50%, 05/28/2055(b)	217,000	233,447
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	168,000	174,541
Southwest Gas Corp., 5.45%, 03/23/2028	36,000	37,014
		3,821,141
Gold–0.02%
Navoi Mining & Metallurgical Combinat (Uzbekistan), 6.95%, 10/17/2031(b)	600,000	647,184
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	520,000	554,553
		1,201,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Distributors–0.30%
Cardinal Health, Inc.,
4.50%, 09/15/2030(c)	$643,000	$652,468
5.45%, 02/15/2034	37,000	38,931
5.15%, 09/15/2035	227,000	232,505
Cencora, Inc.,
3.95%, 02/13/2029	9,604,000	9,609,402
4.25%, 11/15/2030	2,861,000	2,872,458
5.13%, 02/15/2034	36,000	37,356
McKesson Corp.,
4.25%, 09/15/2029	113,000	114,287
4.65%, 05/30/2030	1,238,000	1,267,560
4.95%, 05/30/2032	935,000	975,417
		15,800,384
Health Care Equipment–0.83%
Abbott Laboratories,
3.70%, 03/09/2029	13,731,000	13,732,145
4.65%, 03/15/2036	9,744,000	9,750,815
5.50%, 03/15/2056	13,316,000	13,371,518
5.60%, 03/15/2066	5,274,000	5,280,570
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031(c)	616,000	631,417
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	91,000	92,070
5.40%, 03/20/2034	75,000	78,219
Stryker Corp.,
4.25%, 09/11/2029	166,000	168,062
4.85%, 02/10/2030	252,000	260,010
5.20%, 02/10/2035	422,000	438,315
		43,803,141
Health Care Facilities–0.09%
Adventist Health System, 5.76%, 12/01/2034	44,000	46,364
Ascension Health,
Series 2025, 4.29%, 11/15/2030	2,903,000	2,935,589
4.92%, 11/15/2035	803,000	819,230
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	46,000	28,352
Tenet Healthcare Corp.,
6.13%, 10/01/2028	460,000	461,331
5.50%, 11/15/2032(b)	115,000	116,504
6.00%, 11/15/2033(b)	23,000	23,783
Universal Health Services, Inc.,
4.63%, 10/15/2029	172,000	174,029
5.05%, 10/15/2034	206,000	204,884
UPMC,
5.04%, 05/15/2033	159,000	163,695
5.38%, 05/15/2043	16,000	16,019
		4,989,780
Health Care REITs–0.04%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	2,000	2,011
5.63%, 05/15/2054	11,000	10,650
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	265,000	275,901
Healthpeak OP LLC, 5.38%, 02/15/2035	91,000	93,915
Principal Amount		Value
Health Care REITs–(continued)
National Health Investors, Inc., 5.35%, 02/01/2033(c)	$444,000	$449,690
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	856,000	878,166
Ventas Realty L.P., 5.00%, 02/15/2036	622,000	622,117
		2,332,450
Health Care Services–0.46%
Cigna Group (The), 4.50%, 09/15/2030	1,363,000	1,381,853
CommonSpirit Health,
4.35%, 09/01/2030	1,075,000	1,080,318
5.32%, 12/01/2034	287,000	296,542
4.83%, 09/01/2035	970,000	972,178
4.98%, 09/01/2035	581,000	584,731
5.58%, 09/01/2045(c)	56,000	56,599
5.55%, 12/01/2054	17,000	16,732
5.66%, 09/01/2055	47,000	47,220
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	150,000	149,549
CVS Health Corp.,
5.00%, 01/30/2029	44,000	45,178
5.25%, 01/30/2031	4,000	4,170
5.00%, 09/15/2032	337,000	345,850
5.45%, 09/15/2035	537,000	554,899
6.75%, 12/10/2054(f)	408,000	424,626
7.00%, 03/10/2055(c)(f)	12,984,000	13,664,479
6.20%, 09/15/2055(c)	378,000	387,754
6.25%, 09/15/2065	173,000	175,755
DaVita, Inc.,
4.63%, 06/01/2030(b)	150,000	146,937
6.88%, 09/01/2032(b)	3,000	3,119
6.75%, 07/15/2033(b)	135,000	140,264
HCA, Inc.,
5.00%, 03/01/2028	146,000	149,075
4.30%, 11/15/2030(c)	585,000	586,288
5.45%, 09/15/2034	50,000	51,933
5.75%, 03/01/2035(c)	239,000	253,086
5.90%, 06/01/2053	15,000	14,782
6.20%, 03/01/2055	30,000	30,837
Icon Investments Six DAC,
5.81%, 05/08/2027	989,000	998,052
5.85%, 05/08/2029(c)	757,000	775,243
6.00%, 05/08/2034(c)	340,000	349,015
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	329,000	331,794
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	7,000	4,535
Quest Diagnostics, Inc., 6.40%, 11/30/2033	28,000	31,314
		24,054,707
Health Care Supplies–0.14%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	505,000	508,684
Medline Borrower L.P., 3.88%, 04/01/2029(b)	6,786,000	6,678,485
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Supplies–(continued)
Solventum Corp.,
5.45%, 02/25/2027	$28,000	$28,382
5.40%, 03/01/2029	115,000	119,273
5.60%, 03/23/2034	115,000	120,285
		7,455,109
Heavy Electrical Equipment–0.12%
GE Vernova, Inc.,
4.25%, 02/04/2031	1,938,000	1,952,083
4.88%, 02/04/2036(c)	3,301,000	3,344,049
5.50%, 02/04/2056	1,025,000	1,017,678
		6,313,810
Highways & Railtracks–0.03%
Burlington Northern Santa Fe LLC,
5.55%, 03/15/2056	122,000	122,542
5.80%, 03/15/2056	140,000	146,470
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,110,413	1,088,916
		1,357,928
Home Improvement Retail–0.06%
Home Depot, Inc. (The),
3.75%, 09/15/2028(c)	1,632,000	1,639,877
4.90%, 04/15/2029	76,000	78,411
3.95%, 09/15/2030	1,081,000	1,086,002
4.65%, 09/15/2035(c)	384,000	384,596
Lowe’s Cos., Inc., 5.85%, 04/01/2063	7,000	7,010
		3,195,896
Homebuilding–0.01%
D.R. Horton, Inc., 5.00%, 10/15/2034	85,000	87,164
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	250,000	255,210
Toll Brothers Finance Corp., 5.60%, 06/15/2035(c)	407,000	430,930
		773,304
Hotel & Resort REITs–0.06%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	799,000	827,392
4.75%, 03/15/2033	2,350,000	2,354,921
5.75%, 07/15/2034	25,000	26,516
4.95%, 01/15/2035	77,000	77,120
		3,285,949
Hotels, Resorts & Cruise Lines–0.16%
Carnival Corp.,
7.00%, 08/15/2029(b)	53,000	55,493
5.75%, 03/15/2030(b)	665,000	688,234
5.88%, 06/15/2031(b)(c)	2,087,000	2,182,380
5.75%, 08/01/2032(b)	1,552,000	1,612,604
Expedia Group, Inc., 5.40%, 02/15/2035	252,000	254,743
Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	$481,000	$492,717
3.75%, 05/01/2029(b)	500,000	487,097
6.13%, 04/01/2032(b)	90,000	93,107
5.75%, 09/15/2033(b)	331,000	339,010
Marriott International, Inc.,
4.20%, 07/15/2027	126,000	126,569
4.88%, 05/15/2029	33,000	33,857
4.80%, 03/15/2030	152,000	156,145
5.30%, 05/15/2034	29,000	30,163
5.35%, 03/15/2035	83,000	86,253
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	1,242,000	1,205,092
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	175,000	182,542
6.00%, 02/01/2033(b)	384,000	397,879
		8,423,885
Housewares & Specialties–0.01%
Newell Brands, Inc.,
6.63%, 09/15/2029	128,000	130,101
6.38%, 05/15/2030(c)	174,000	174,674
		304,775
Independent Power Producers & Energy Traders–0.18%
AES Corp. (The), 5.80%, 03/15/2032	1,014,000	1,059,640
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	195,352
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	188,893
EnfraGen Energia Sur S.A.U./EnfraGen Chile S.p.A./EnfraGen Spain S.A.U. (Colombia), 8.50%, 06/30/2032(b)	300,000	313,673
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	2,330,664	2,433,609
Vistra Corp., 7.00%(b)(f)(h)	2,914,000	2,950,711
VoltaGrid LLC, 7.38%, 11/01/2030(b)	2,288,000	2,390,185
		9,532,063
Industrial Conglomerates–0.08%
Honeywell International, Inc.,
4.88%, 09/01/2029	115,000	118,834
4.95%, 09/01/2031	144,000	150,537
5.00%, 02/15/2033	9,000	9,391
5.00%, 03/01/2035	79,000	81,527
5.35%, 03/01/2064	15,000	14,571
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Industrial Conglomerates–(continued)
Siemens Funding B.V. (Germany),
4.35%, 05/26/2028(b)(c)	$1,355,000	$1,373,244
4.60%, 05/28/2030(b)	1,311,000	1,343,831
4.90%, 05/28/2032(b)(c)	913,000	948,657
5.20%, 05/28/2035(b)	329,000	345,100
5.90%, 05/28/2065(b)	20,000	21,218
		4,406,910
Industrial Machinery & Supplies & Components–0.12%
Enpro, Inc., 6.13%, 06/01/2033(b)	270,000	279,328
ESAB Corp., 6.25%, 04/15/2029(b)	500,000	513,154
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	93,000	94,385
5.40%, 08/14/2028	7,000	7,242
Nordson Corp.,
5.60%, 09/15/2028	18,000	18,622
5.80%, 09/15/2033	30,000	32,089
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	45,000	47,572
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	4,378,000	4,320,042
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	968,000	1,002,491
		6,314,925
Industrial REITs–0.03%
FIBRA Prologis (Mexico), 5.50%, 11/26/2035(b)(c)	440,000	446,490
LXP Industrial Trust, 6.75%, 11/15/2028	7,000	7,421
Trust 2401 (Mexico),
7.70%, 01/23/2032(b)	681,000	752,290
6.39%, 01/15/2050(b)	200,000	194,391
		1,400,592
Insurance Brokers–0.21%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	55,000	56,363
5.00%, 02/15/2032	65,000	66,473
5.15%, 02/15/2035	68,000	68,965
6.75%, 02/15/2054	3,000	3,285
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	200,000	191,658
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	32,000	33,705
4.95%, 03/15/2036(c)	6,845,000	6,908,514
5.70%, 09/15/2053	3,000	3,001
Willis North America, Inc.,
4.55%, 03/15/2031	2,548,000	2,551,007
5.15%, 03/15/2036	1,064,000	1,064,650
		10,947,621
Integrated Oil & Gas–0.81%
Ecopetrol S.A. (Colombia), 7.75%, 02/01/2032	430,000	439,127
Principal Amount		Value
Integrated Oil & Gas–(continued)
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	$322,000	$337,695
Occidental Petroleum Corp.,
6.45%, 09/15/2036	25,000	27,247
4.63%, 06/15/2045	14,000	11,597
4.40%, 04/15/2046	112,000	91,723
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	5,908,000	6,360,866
6.63%, 06/15/2035	135,000	129,296
SA Global Sukuk Ltd. (Saudi Arabia),
4.13%, 09/17/2030(b)	14,310,000	14,207,201
4.63%, 09/17/2035(b)	4,982,000	4,894,209
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)(c)	6,633,000	6,637,925
4.75%, 06/02/2030(b)	6,469,000	6,604,574
5.38%, 06/02/2035(b)(c)	2,448,000	2,543,142
5.00%, 02/02/2036(b)	428,000	428,824
		42,713,426
Integrated Telecommunication Services–0.98%
AT&T, Inc.,
5.40%, 02/15/2034	31,000	32,503
6.05%, 08/15/2056	281,000	286,240
Bell Canada (Canada),
6.88%, 09/15/2055(c)(f)	4,255,000	4,445,084
7.00%, 09/15/2055(f)	2,281,000	2,415,440
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(f)	7,274,000	7,180,504
C&W Senior Finance Ltd. (Panama), 9.00%, 01/15/2033(b)	200,000	207,196
Cipher Compute LLC, 7.13%, 11/15/2030(b)	7,402,000	7,724,683
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	650,000	659,033
8.50%, 04/15/2031(b)(c)	295,000	316,219
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	399,000	413,549
7.00%, 03/31/2034(b)	112,500	117,034
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	1,060,000	1,087,688
5.50%, 07/16/2035(b)	334,000	349,087
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	200,000	201,398
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	3,253,000	3,269,866
Telecom Argentina S.A. (Argentina), 9.25%, 05/28/2033(b)	800,000	846,167
TELUS Corp. (Canada),
6.63%, 10/15/2055(c)(f)	1,127,000	1,164,572
6.38%, 06/09/2056(f)	3,260,000	3,320,884
6.63%, 06/09/2056(c)(f)	7,096,000	7,155,994
Turk Telekomunikasyon A.S. (Turkey),
7.38%, 05/20/2029(b)	700,000	732,594
6.95%, 10/07/2032(b)	500,000	512,423
Uniti Services LLC, 7.50%, 10/15/2033(b)	204,000	212,397
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.,
5.25%, 04/02/2035(c)	$603,000	$621,096
5.00%, 01/15/2036(c)	1,372,000	1,378,614
5.75%, 11/30/2045	1,123,000	1,135,870
5.88%, 11/30/2055	366,096	368,804
6.00%, 11/30/2065	442,000	444,057
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)	4,289,000	4,545,371
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	590,000	624,807
		51,769,174
Interactive Media & Services–0.84%
Alphabet, Inc.,
4.10%, 02/15/2031(c)	8,323,000	8,379,627
4.38%, 11/15/2032	375,000	380,227
4.40%, 02/15/2033	9,307,000	9,391,774
4.70%, 11/15/2035	592,000	599,661
4.80%, 02/15/2036(c)	5,016,000	5,100,355
5.35%, 11/15/2045	550,000	552,715
5.45%, 11/15/2055	346,000	344,170
5.65%, 02/15/2056	5,453,000	5,583,856
5.30%, 05/15/2065	101,000	95,873
Discovery Global Holdings, Inc.,
4.05%, 03/15/2029	422,000	417,831
4.28%, 03/15/2032(c)	152,000	139,840
5.05%, 03/15/2042	3,292,000	2,320,860
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)(c)	1,719,000	1,715,182
Getty Images, Inc., 10.50%, 11/15/2030(b)	270,000	239,216
Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	209,000	205,149
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	2,275,000	2,270,123
Meta Platforms, Inc.,
4.55%, 08/15/2031	70,000	71,715
4.75%, 08/15/2034	188,000	190,974
4.88%, 11/15/2035(c)	3,211,000	3,244,192
5.40%, 08/15/2054	72,000	68,032
5.63%, 11/15/2055	1,172,000	1,148,088
5.75%, 05/15/2063	15,000	14,603
5.55%, 08/15/2064	104,000	98,068
5.75%, 11/15/2065	1,893,000	1,845,557
		44,417,688
Internet Services & Infrastructure–0.89%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	39,218,000	41,675,152
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(c)	4,045,000	3,966,081
9.00%, 02/01/2031(b)(c)	1,421,000	1,372,851
		47,014,084
Investment Banking & Brokerage–1.83%
Brookfield Finance, Inc. (Canada), 5.33%, 01/15/2036	1,617,000	1,614,749
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Charles Schwab Corp. (The),
4.34%, 11/14/2031(f)	$6,453,000	$6,496,069
4.91%, 11/14/2036(f)	2,687,000	2,688,865
Series K, 5.00%(f)(h)	20,000	20,022
Goldman Sachs Group, Inc. (The),
4.99% (SOFR + 1.29%), 04/23/2028(c)(e)	573,000	577,437
4.15%, 01/21/2029(f)	7,357,000	7,361,953
5.73%, 04/25/2030(f)	87,000	90,910
5.05%, 07/23/2030(f)	148,000	151,855
4.69%, 10/23/2030(f)	181,000	183,977
5.21%, 01/28/2031(f)	244,000	252,887
5.22%, 04/23/2031(f)	1,069,000	1,106,843
4.37%, 10/21/2031(f)	4,887,000	4,891,173
4.52%, 01/21/2032(c)(f)	6,873,000	6,916,943
5.85%, 04/25/2035(f)	19,000	20,265
5.33%, 07/23/2035(f)	23,000	23,749
5.54%, 01/28/2036(f)	75,000	78,472
4.94%, 10/21/2036(f)	1,318,000	1,313,811
5.39%, 02/02/2041(c)(f)	9,484,000	9,416,076
5.54%, 01/21/2047(f)	483,000	481,023
5.73%, 01/28/2056(f)	52,000	52,682
Series V, 4.13%(c)(f)(h)	1,246,000	1,239,768
Series W, 7.50%(c)(f)(h)	6,620,000	7,081,215
Series X, 7.50%(c)(f)(h)	7,647,000	8,144,629
Morgan Stanley,
5.12%, 02/01/2029(f)	9,000	9,189
4.99%, 04/12/2029(f)	263,000	267,820
5.16%, 04/20/2029(f)	46,000	47,049
5.45%, 07/20/2029(f)	27,000	27,845
6.41%, 11/01/2029(f)	50,000	52,947
4.24%, 01/09/2030(f)	9,344,000	9,377,938
5.17%, 01/16/2030(f)	43,000	44,209
5.04%, 07/19/2030(f)	107,000	110,114
4.65%, 10/18/2030(f)	266,000	270,387
5.19%, 04/17/2031(f)	772,000	799,873
4.49%, 01/16/2032(f)	7,420,000	7,464,645
5.25%, 04/21/2034(f)	26,000	26,946
5.42%, 07/21/2034(f)	19,000	19,850
5.47%, 01/18/2035(f)	16,000	16,754
5.83%, 04/19/2035(f)	17,000	18,172
5.32%, 07/19/2035(f)	28,000	29,002
5.59%, 01/18/2036(f)	46,000	48,375
5.66%, 04/17/2036(f)	42,000	44,401
5.07%, 01/30/2037(c)(f)	8,167,000	8,239,801
5.95%, 01/19/2038(f)	8,000	8,436
5.31%, 01/18/2041(c)(f)	1,821,000	1,812,436
Series I, 4.36%, 10/22/2031(f)	5,080,000	5,093,005
4.89%, 10/22/2036(f)	118,000	117,439
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	1,382,000	1,414,335
5.49%, 06/29/2035(c)	521,000	543,794
Raymond James Financial, Inc., 4.90%, 09/11/2035	739,000	738,104
		96,848,239
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
IT Consulting & Other Services–0.43%
International Business Machines Corp.,
4.65%, 02/10/2028	$721,000	$732,583
4.80%, 02/10/2030	1,287,000	1,319,115
4.30%, 02/03/2031	8,645,000	8,695,818
5.20%, 02/10/2035(c)	575,000	593,780
4.95%, 02/03/2036(c)	9,460,000	9,482,108
5.70%, 02/10/2055(c)	379,000	373,626
5.80%, 02/03/2056	1,734,000	1,738,053
		22,935,083
Leisure Products–0.00%
Brunswick Corp., 5.85%, 03/18/2029	64,000	66,583
Life & Health Insurance–1.19%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	166,000	164,526
American National Global Funding, 5.55%, 01/28/2030(b)	147,000	150,790
American National Group, Inc.,
6.00%, 07/15/2035(c)	575,000	570,882
7.00%, 12/01/2055(f)	2,656,000	2,635,206
Athene Global Funding, 5.58%, 01/09/2029(b)(c)	143,000	146,252
Athene Holding Ltd., 6.25%, 04/01/2054	12,000	11,211
Constellation Global Funding, 4.85%, 10/22/2030(b)	3,030,000	3,028,468
Corebridge Global Funding,
5.90%, 09/19/2028(b)	55,000	57,431
5.20%, 01/12/2029(b)	98,000	100,938
5.20%, 06/24/2029(b)	140,000	143,890
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(f)(h)	762,000	797,159
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	12,138,000	12,067,993
FWD Group Holdings Ltd. (Hong Kong), 5.25%, 09/22/2030(b)	1,533,000	1,557,559
GA Global Funding Trust,
5.50%, 01/08/2029(b)	470,000	481,992
4.50%, 09/18/2030(b)	4,688,000	4,616,722
High Street Funding Trust III, 5.81%, 02/15/2055(b)	105,000	102,444
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)(c)	641,000	644,978
4.63%, 08/18/2030(b)	667,000	669,656
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(i)	27,101,000	24,932,920
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	1,372,000	1,397,055
MetLife, Inc.,
5.25%, 01/15/2054	4,000	3,763
Series G, 6.35%, 03/15/2055(f)	279,000	289,914
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(f)	595,000	621,096
6.50%, 04/30/2055(b)(c)(f)	342,000	367,988
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	552,000	562,266
Principal Amount		Value
Life & Health Insurance–(continued)
Protective Life Corp.,
4.70%, 01/15/2031(b)	$2,520,000	$2,545,831
5.35%, 12/15/2035(b)	1,682,000	1,709,428
Prudential Financial, Inc., 5.20%, 03/14/2035	542,000	555,577
Sagicor Financial Co. Ltd. (Canada), 5.30%, 05/13/2028(b)	1,000,000	997,030
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	1,005,000	1,017,661
		62,948,626
Life Sciences Tools & Services–0.15%
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	2,236,000	2,254,843
4.55%, 06/15/2033	2,149,000	2,174,068
4.90%, 02/12/2036(c)	3,226,000	3,283,193
		7,712,104
Managed Health Care–0.00%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	11,000	8,386
3.00%, 06/01/2051	8,000	5,426
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	16,000	16,427
5.30%, 02/15/2030	44,000	46,070
5.35%, 02/15/2033	31,000	32,556
5.63%, 07/15/2054	5,000	4,936
5.75%, 07/15/2064	1,000	986
		114,787
Marine Transportation–0.16%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	28,000	30,165
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	2,155,000	2,178,727
6.75%, 02/01/2032(b)	65,000	66,984
6.25%, 09/15/2033(b)(c)	2,057,000	2,077,506
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	754,000	786,133
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	395,000	395,866
5.88%, 10/15/2033(b)	3,050,000	3,113,272
		8,648,653
Metal, Glass & Plastic Containers–0.02%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	728,000	754,740
5.44%, 04/03/2034	512,000	534,163
		1,288,903
Movies & Entertainment–0.01%
Netflix, Inc., 5.40%, 08/15/2054	8,000	7,974
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	280,000	260,750
		268,724
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	$47,000	$49,531
ERP Operating L.P., 4.95%, 06/15/2032	320,000	330,580
Essex Portfolio L.P., 5.50%, 04/01/2034	26,000	27,129
Mid-America Apartments L.P., 5.30%, 02/15/2032	167,000	175,452
UDR, Inc., 5.13%, 09/01/2034	44,000	44,960
		627,652
Multi-line Insurance–0.01%
American International Group, Inc., 4.85%, 05/07/2030	226,000	232,024
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	521,000	542,685
		774,709
Multi-Utilities–0.49%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	65,000	65,224
Ameren Illinois Co., 4.95%, 06/01/2033	28,000	28,913
Black Hills Corp., 6.15%, 05/15/2034	57,000	61,997
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(b)	8,443,000	8,944,936
5.95%, 04/01/2056(c)(f)	1,728,000	1,749,553
Dominion Energy, Inc.,
5.38%, 11/15/2032	29,000	30,386
6.00%, 02/15/2056(f)	2,695,000	2,736,322
6.20%, 02/15/2056(c)(f)	876,000	892,168
DTE Electric Co.,
5.20%, 03/01/2034	38,000	39,726
5.85%, 05/15/2055	16,000	16,636
DTE Energy Co.,
4.95%, 07/01/2027	71,000	71,873
5.85%, 06/01/2034	24,000	25,823
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	728,000	756,025
5.63%, 04/10/2034(b)(c)	399,000	420,797
5.88%, 04/10/2054(b)	9,000	9,231
NiSource, Inc.,
5.25%, 03/30/2028	14,000	14,358
5.35%, 04/01/2034	60,000	62,657
5.85%, 04/01/2055(c)	68,000	68,633
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	25,000	26,126
Sempra,
6.88%, 10/01/2054(f)	172,000	177,286
6.38%, 04/01/2056(f)	1,639,000	1,678,659
WEC Energy Group, Inc.,
5.15%, 10/01/2027	22,000	22,395
4.75%, 01/15/2028	7,807,000	7,928,555
		25,828,279
Office REITs–0.25%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	5,066,000	4,787,370
COPT Defense Properties L.P., 4.50%, 10/15/2030	496,000	498,307
Principal Amount		Value
Office REITs–(continued)
Cousins Properties L.P.,
5.38%, 02/15/2032	$91,000	$93,979
4.88%, 03/01/2033	4,359,000	4,318,763
5.88%, 10/01/2034	97,000	101,657
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	142,000	150,993
5.63%, 01/15/2033	2,991,000	3,007,117
		12,958,186
Oil & Gas Drilling–0.01%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	259,000	271,250
Transocean International Ltd., 7.88%, 10/15/2032(b)	274,000	294,337
		565,587
Oil & Gas Equipment & Services–0.11%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	5,215,000	5,294,690
Tidewater, Inc., 9.13%, 07/15/2030(b)	377,000	408,117
		5,702,807
Oil & Gas Exploration & Production–0.30%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	189,000	198,915
Antero Resources Corp., 5.40%, 02/01/2036(c)	1,862,000	1,865,063
Azule Energy Finance PLC (Angola),
8.13%, 01/23/2030(b)	330,000	335,029
8.25%, 01/22/2031(b)	371,000	375,374
Caturus Energy LLC, 8.50%, 02/15/2030(b)(c)	389,000	406,726
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	260,000	259,190
ConocoPhillips Co., 5.70%, 09/15/2063	4,000	3,983
Diamondback Energy, Inc.,
5.20%, 04/18/2027	81,000	82,057
5.15%, 01/30/2030	93,000	96,568
5.90%, 04/18/2064	9,000	8,839
EOG Resources, Inc.,
4.40%, 07/15/2028	286,000	289,848
5.35%, 01/15/2036	266,000	276,544
5.95%, 07/15/2055	82,000	85,772
Expand Energy Corp., 5.38%, 03/15/2030	73,000	74,121
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	558,000	551,321
6.88%, 05/15/2034(b)	73,000	71,515
7.25%, 02/15/2035(b)	263,000	260,653
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	514,800	527,946
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	7,326,070
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	1,258,000	1,322,101
Vista Energy Argentina S.A.U. (Argentina), 8.50%, 06/10/2033(b)	1,000,000	1,051,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	$140,000	$148,406
		15,617,291
Oil & Gas Refining & Marketing–0.26%
Empresa Nacional del Petroleo (Chile),
6.15%, 05/10/2033(b)(c)	600,000	640,211
5.95%, 07/30/2034(b)	2,578,000	2,713,564
ORLEN S.A. (Poland), 6.00%, 01/30/2035(b)	800,000	852,385
Raizen Fuels Finance S.A. (Brazil),
6.25%, 07/08/2032(b)	400,000	189,252
6.70%, 02/25/2037(b)	270,000	121,331
Sunoco L.P.,
5.63%, 03/15/2031(b)(c)	2,260,000	2,280,491
6.25%, 07/01/2033(b)	275,000	283,378
5.88%, 03/15/2034(b)(c)	3,302,000	3,316,839
7.88%(b)(f)(h)	3,111,000	3,218,158
		13,615,609
Oil & Gas Storage & Transportation–1.54%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 06/15/2029(b)	275,000	275,205
6.63%, 02/01/2032(b)	379,000	394,196
5.75%, 10/15/2033(b)	5,923,000	6,015,523
5.75%, 07/01/2034(b)	107,000	108,723
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	36,000	38,627
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	20,000	20,136
5.10%, 10/01/2031(b)	124,000	127,613
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	60,000	59,117
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	10,000	9,885
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	31,000	32,957
7.63%, 01/15/2083(f)	41,000	45,061
Series NC5, 8.25%, 01/15/2084(f)	19,000	20,480
Energy Transfer L.P.,
6.10%, 12/01/2028	19,000	20,005
6.40%, 12/01/2030	10,000	10,894
4.55%, 01/15/2031(c)	3,787,000	3,824,107
5.55%, 05/15/2034	43,000	44,753
5.35%, 01/15/2036	1,158,000	1,177,774
5.95%, 05/15/2054	12,000	11,593
8.00%, 05/15/2054(c)(f)	3,155,000	3,386,937
6.05%, 09/01/2054	34,000	33,269
7.13%, 10/01/2054(f)	11,150,000	11,552,504
6.30%, 01/15/2056	98,000	99,238
6.50%, 02/15/2056(f)	10,270,000	10,383,648
Enterprise Products Operating LLC,
4.30%, 06/20/2028	733,000	741,028
4.60%, 01/15/2031	3,645,000	3,727,480
5.20%, 01/15/2036	899,000	927,184
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	256,000	271,488
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	$394,000	$415,740
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	384,000	403,066
6.75%, 03/15/2034	48,000	48,580
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	275,000	285,057
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	5,540,000	5,823,737
6.13%, 02/23/2038(b)	2,540,000	2,706,084
6.51%, 02/23/2042(b)	5,385,000	5,909,216
6.10%, 08/23/2042(b)	3,366,000	3,531,984
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	609,000	634,649
Kinder Morgan, Inc.,
5.15%, 06/01/2030	469,000	488,193
4.80%, 02/01/2033	11,000	11,202
5.20%, 06/01/2033	33,000	34,446
5.85%, 06/01/2035(c)	109,000	117,224
MPLX L.P.,
4.80%, 02/15/2031(c)	2,132,000	2,177,050
5.00%, 01/15/2033	966,000	981,982
5.40%, 09/15/2035	1,076,000	1,099,302
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	282,000	295,981
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	8,000	7,919
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	83,000	85,401
ONEOK, Inc., 6.63%, 09/01/2053	16,000	16,974
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(f)	2,595,000	2,705,679
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	88,000	88,981
5.03%, 10/01/2029	269,000	275,113
5.58%, 10/01/2034	169,000	172,208
6.18%, 10/01/2054	66,000	64,717
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	315,000	316,145
5.75%, 09/15/2033	10,000	10,700
Series B, 5.10%, 09/15/2035	194,000	197,668
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	234,000	229,162
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	311,000	322,569
Targa Resources Corp., 5.50%, 02/15/2035	4,000	4,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	$220,000	$229,502
Transportadora de Gas del Sur S.A. (Argentina), 7.75%, 11/20/2035(b)	900,000	913,127
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	1,331,000	1,428,327
9.88%, 02/01/2032(b)	191,000	202,493
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	115,000	119,519
7.50%, 05/01/2033(b)	584,000	648,128
6.50%, 01/15/2034(b)	349,000	367,479
7.75%, 05/01/2035(b)	375,000	425,540
6.75%, 01/15/2036(b)	258,000	274,978
Western Midstream Operating L.P.,
4.80%, 03/01/2031	2,436,000	2,457,467
6.15%, 04/01/2033	28,000	29,972
5.45%, 11/15/2034	82,000	83,452
5.50%, 12/15/2035(c)	965,000	973,692
Williams Cos., Inc. (The),
5.30%, 08/15/2028	118,000	121,852
4.80%, 11/15/2029	163,000	167,194
5.65%, 03/15/2033	45,000	47,631
5.15%, 03/15/2034	30,000	30,792
5.80%, 11/15/2054	22,000	21,912
6.00%, 03/15/2055	49,000	50,306
		81,413,658
Other Specialized REITs–0.02%
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	500,000	513,442
4.88%, 09/15/2029(b)	500,000	495,875
6.25%, 01/15/2033(b)	34,000	34,764
		1,044,081
Other Specialty Retail–0.01%
Michaels Companies, Inc. (The),
8.50%, 03/15/2033(b)	239,000	232,689
11.00%, 03/15/2034(b)	48,000	44,907
SGUS LLC, 11.00%, 12/31/2049(b)(d)	67,020	1,843
Tractor Supply Co., 5.25%, 05/15/2033	5,000	5,198
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	469,000	477,361
		761,998
Packaged Foods & Meats–0.09%
Campbell’s Co. (The),
5.30%, 03/20/2026	40,000	40,021
5.20%, 03/21/2029	42,000	43,217
5.40%, 03/21/2034	41,000	41,917
5.25%, 10/13/2054	21,000	19,087
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
6.25%, 03/01/2056	497,000	508,116
6.38%, 04/15/2066	212,000	216,051
Principal Amount		Value
Packaged Foods & Meats–(continued)
Mars, Inc.,
4.60%, 03/01/2028(b)(c)	$672,000	$682,017
4.80%, 03/01/2030(b)	286,000	294,063
5.00%, 03/01/2032(b)	376,000	389,583
5.20%, 03/01/2035(b)	476,000	493,053
5.65%, 05/01/2045(b)	50,000	51,199
5.70%, 05/01/2055(b)	50,000	50,738
5.80%, 05/01/2065(b)	31,000	31,778
McCormick & Co., Inc.,
4.15%, 02/15/2029	1,939,000	1,952,251
4.70%, 10/15/2034	124,000	124,022
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	52,000	53,147
		4,990,260
Paper & Plastic Packaging Products & Materials–0.02%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	191,000	196,101
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	272,000	271,031
6.75%, 04/15/2032(b)	139,000	140,158
SAN Miguel Industrias Pet S.A./NG PET R&P Latin America S.A. (Peru), 3.75%, 08/02/2028(b)	702,000	680,498
		1,287,788
Paper Products–0.01%
Inversiones CMPC S.A. (Chile), 6.13%, 02/26/2034(b)	225,000	230,149
Magnera Corp., 7.25%, 11/15/2031(b)(c)	182,000	178,329
		408,478
Passenger Airlines–0.29%
American Airlines Pass-Through Trust,
Series 2021-1, Class A, 2.88%, 07/11/2034	5,686	5,257
Series B, 5.65%, 11/11/2034	1,512,000	1,552,442
4.90%, 05/11/2038	2,525,000	2,543,345
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	826,000	835,901
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	156,000	158,684
5.31%, 10/20/2031(b)	150,000	153,005
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	64,691	60,252
CHC Group LLC, 11.75%, 09/01/2030(b)	271,000	267,549
Delta Air Lines, Inc.,
4.95%, 07/10/2028	700,000	711,798
5.25%, 07/10/2030(c)	486,000	501,353
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	52,056	52,524
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	6,819,000	6,885,234
5.38%, 03/01/2031	1,229,000	1,254,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	$13,024	$13,346
Series 24-A, 5.88%, 02/15/2037	126,866	131,676
Series AA, 5.45%, 02/15/2037	124,047	130,148
		15,257,089
Passenger Ground Transportation–0.05%
Uber Technologies, Inc.,
4.30%, 01/15/2030	343,000	345,098
4.15%, 01/15/2031(c)	1,927,000	1,920,388
4.80%, 09/15/2035(c)	250,000	248,984
		2,514,470
Personal Care Products–0.01%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	260,000	267,968
Pharmaceuticals–0.87%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	185,000	191,476
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	295,000	310,511
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	62,000	63,895
4.90%, 02/26/2031	61,000	63,471
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	12,000	13,184
Eli Lilly and Co.,
4.70%, 02/09/2034	33,000	33,774
5.00%, 02/09/2054	2,000	1,880
5.55%, 10/15/2055	40,000	40,696
5.10%, 02/09/2064	7,000	6,528
5.20%, 08/14/2064	7,000	6,619
5.65%, 10/15/2065	68,000	68,893
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	1,215,000	1,221,191
4.38%, 10/15/2030(b)	11,743,000	11,849,386
4.63%, 10/15/2032(b)	1,583,000	1,603,341
Merck & Co., Inc.,
4.15%, 03/15/2031	7,298,000	7,349,321
4.45%, 12/04/2032	1,631,000	1,653,475
4.75%, 12/04/2035(c)	1,129,000	1,139,714
5.15%, 05/17/2063	1,000	933
5.70%, 12/04/2065	251,000	252,250
Novartis Capital Corp.,
4.10%, 11/05/2030	5,004,000	5,038,209
4.20%, 09/18/2034(c)	222,000	220,378
4.70%, 09/18/2054	18,000	16,318
Pfizer, Inc.,
4.20%, 11/15/2030(c)	3,784,000	3,823,696
4.50%, 11/15/2032(c)	4,246,000	4,318,804
5.60%, 11/15/2055(c)	367,000	370,447
5.70%, 11/15/2065	400,000	397,832
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	853,000	877,709
5.90%, 07/07/2055	260,000	268,511
Principal Amount		Value
Pharmaceuticals–(continued)
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032(c)	$2,790,000	$2,962,707
Zoetis, Inc., 4.15%, 08/17/2028	1,792,000	1,805,941
		45,971,090
Property & Casualty Insurance–0.07%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	276,000	290,122
8.38%, 02/01/2034(b)	1,988,000	1,979,624
CNA Financial Corp., 5.20%, 08/15/2035	998,000	1,004,640
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	51,000	51,121
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	272,000	278,083
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	119,000	121,876
5.70%, 07/24/2055	51,000	52,487
		3,777,953
Rail Transportation–0.01%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035(c)	207,000	217,182
Norfolk Southern Corp.,
5.05%, 08/01/2030	14,000	14,570
5.55%, 03/15/2034	6,000	6,389
5.95%, 03/15/2064	2,000	2,076
TTX Co., 5.05%, 11/15/2034(b)	473,000	491,246
Union Pacific Corp., 5.15%, 01/20/2063	6,000	5,595
		737,058
Real Estate Development–0.05%
Essential Properties L.P., 5.40%, 12/01/2035	175,000	178,442
Port of Spain Waterfront Development (Trinidad), 7.88%, 02/19/2040(b)	186,667	190,167
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)(c)	1,377,000	1,379,413
4.75%, 01/15/2036(b)	878,000	868,800
		2,616,822
Regional Banks–0.46%
Citizens Financial Group, Inc.,
5.30%, 01/29/2036(f)	879,000	891,329
5.64%, 05/21/2037(f)	9,000	9,259
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(c)(f)	10,837,000	10,942,249
5.61%, 01/28/2041(c)(f)	3,096,000	3,112,152
Pinnacle Financial Partners, Inc., 6.17%, 11/01/2030(f)	113,000	118,524
Regions Financial Corp., 5.72%, 06/06/2030(f)	113,000	118,410
Truist Financial Corp., 4.60%, 01/27/2032(c)(f)	4,647,000	4,697,186
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Regional Banks–(continued)
Zions Bancorp. N.A., 6.82%, 11/19/2035(f)	$555,000	$591,291
Zions Bancorporation N.A.,
4.70%, 08/18/2028(f)	1,568,000	1,577,071
4.48%, 02/09/2029(f)	2,200,000	2,201,334
		24,258,805
Reinsurance–0.16%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	2,841,000	2,851,593
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	171,000	177,708
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)	33,000	31,066
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(f)	1,724,000	1,726,341
RGA Global Funding, 5.00%, 08/25/2032(b)	3,375,000	3,436,666
		8,223,374
Renewable Electricity–0.04%
Idaho Power Co., 5.20%, 08/15/2034	55,000	57,561
Southern Power Co.,
Series A, 4.25%, 10/01/2030(c)	1,337,000	1,344,293
Series B, 4.90%, 10/01/2035	602,000	600,174
		2,002,028
Research & Consulting Services–0.06%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	158,000	129,783
Verisk Analytics, Inc., 4.45%, 03/15/2031	2,861,000	2,875,809
		3,005,592
Restaurants–0.21%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	1,146,000	1,167,687
Arcos Dorados B.V. (Brazil),
6.13%, 05/27/2029(b)	322,000	330,586
6.38%, 01/29/2032(b)	3,510,000	3,739,484
McDonald’s Corp.,
4.80%, 08/14/2028	134,000	137,149
4.60%, 05/15/2030	357,000	365,360
4.40%, 02/12/2031(c)	3,006,000	3,056,116
4.95%, 08/14/2033	85,000	88,544
4.95%, 03/03/2035	363,000	372,245
5.00%, 02/13/2036(c)	1,268,000	1,299,698
Yum! Brands, Inc., 4.75%, 01/15/2030(b)	500,000	500,737
		11,057,606
Retail REITs–0.13%
Agree L.P., 5.63%, 06/15/2034	40,000	42,233
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	574,000	579,285
5.75%, 02/15/2035	28,000	29,693
Principal Amount		Value
Retail REITs–(continued)
Kimco Realty OP LLC,
4.85%, 03/01/2035	$44,000	$44,518
5.30%, 02/01/2036(c)	592,000	615,656
Kite Realty Group L.P.,
4.95%, 12/15/2031	89,000	91,201
5.50%, 03/01/2034	10,000	10,447
NNN REIT, Inc.,
5.60%, 10/15/2033	15,000	15,821
5.50%, 06/15/2034	34,000	35,557
Realty Income Corp.,
5.63%, 10/13/2032	6,000	6,416
4.50%, 02/01/2033	2,136,000	2,141,106
5.13%, 04/15/2035	98,000	100,872
5.38%, 09/01/2054	2,000	1,964
Regency Centers L.P.,
5.00%, 07/15/2032	313,000	322,847
4.50%, 03/15/2033	2,387,000	2,388,544
5.25%, 01/15/2034	25,000	25,962
5.10%, 01/15/2035	37,000	37,930
Simon Property Group L.P., 4.75%, 09/26/2034	292,000	294,130
		6,784,182
Security & Alarm Services–0.07%
Brink’s Co. (The),
4.63%, 10/15/2027(b)	3,180,000	3,185,261
6.50%, 06/15/2029(b)	500,000	515,287
		3,700,548
Self-Storage REITs–0.06%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	476,000	488,028
5.41%, 09/12/2034	123,000	121,971
Extra Space Storage L.P.,
5.70%, 04/01/2028	6,000	6,198
4.95%, 01/15/2033	826,000	839,433
5.40%, 02/01/2034	47,000	48,501
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	38,000	38,765
Prologis L.P.,
4.88%, 06/15/2028	30,000	30,713
4.75%, 01/15/2031(c)	856,000	883,406
5.13%, 01/15/2034	15,000	15,553
5.00%, 03/15/2034	105,000	108,042
5.00%, 01/31/2035	100,000	102,511
5.25%, 05/15/2035(c)	227,000	236,599
5.25%, 03/15/2054	18,000	17,361
Public Storage Operating Co., 5.35%, 08/01/2053	6,000	5,904
		2,942,985
Semiconductors–1.42%
AP Grange Holdings LLC,
6.50%, 03/20/2045(b)	27,441,000	28,984,556
6.50%, 03/20/2045	2,104,674	2,104,674
Broadcom, Inc.,
5.20%, 07/15/2035	436,000	450,775
4.80%, 02/15/2036	1,114,000	1,117,180
4.90%, 02/15/2038	880,000	875,530
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Semiconductors–(continued)
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)(c)	$1,798,000	$1,898,449
5.50%, 01/25/2031(b)	1,544,000	1,612,227
6.15%, 01/25/2032(b)	2,403,000	2,579,497
5.90%, 01/25/2033(b)	1,708,000	1,811,281
5.88%, 01/25/2034(b)	1,918,000	2,004,434
6.25%, 01/25/2035(b)	1,326,000	1,429,123
6.10%, 01/25/2036(b)	522,000	557,916
6.20%, 01/25/2037(b)	549,000	588,612
6.40%, 01/25/2038(b)	593,000	645,603
6.30%, 01/25/2039(b)	308,000	333,549
Micron Technology, Inc.,
5.30%, 01/15/2031	52,000	54,626
5.65%, 11/01/2032	353,000	376,367
6.05%, 11/01/2035	382,000	415,110
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	9,885,000	9,970,767
4.38%, 09/11/2030(b)(c)	16,839,000	17,092,671
		74,902,947
Single-Family Residential REITs–0.00%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	80,000	82,760
5.25%, 03/15/2035	58,000	58,539
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	69,000	68,550
		209,849
Soft Drinks & Non-alcoholic Beverages–0.07%
Coca-Cola Co. (The), 5.40%, 05/13/2064	18,000	17,830
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	255,000	256,587
PepsiCo, Inc.,
4.10%, 01/15/2029(c)	2,076,000	2,098,701
4.60%, 02/07/2030	258,000	265,496
5.00%, 02/07/2035	228,000	236,207
5.00%, 07/23/2035(c)	731,000	757,922
		3,632,743
Sovereign Debt–1.83%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	465,000	522,558
Bahrain Government International Bond (Bahrain), 7.10%, 02/03/2038(b)	205,000	205,850
Barbados Government International Bond (Barbados), 8.00%, 06/26/2035(b)	863,000	925,783
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	3,862,000	3,811,887
Brazilian Government International Bond (Brazil), 7.25%, 01/12/2056	4,467,000	4,550,756
Ciudad Autonoma De Buenos Aires (Argentina), 7.80%, 11/26/2033(b)	571,200	586,160
Principal Amount		Value
Sovereign Debt–(continued)
Colombia Government International Bond (Colombia),
5.38%, 01/21/2029	$15,311,000	$15,288,033
6.13%, 01/21/2031	4,756,000	4,756,713
6.50%, 01/21/2033	4,217,000	4,193,005
8.00%, 04/20/2033	200,000	214,830
Dominican Republic International Bond (Dominican Republic),
5.75%, 03/17/2034(b)	5,028,000	5,031,771
6.95%, 03/15/2037(b)	635,000	681,672
6.15%, 05/17/2038(b)(c)	3,775,000	3,787,269
Egypt Government International Bond (Egypt), 8.63%, 02/04/2030(b)	385,000	418,497
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	2,109,000	2,134,287
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	2,805,000	2,945,559
7.05%, 10/04/2032(b)	200,000	222,077
6.88%, 08/15/2055(b)	2,068,000	2,270,292
Israel Government International Bond (Israel),
4.50%, 01/17/2033	200,000	197,276
5.00%, 01/13/2036	888,000	884,920
5.88%, 01/13/2056	647,000	644,841
Ivory Coast Government International Bond (Ivory Coast),
8.08%, 04/01/2036(b)	455,000	493,318
8.25%, 01/30/2037(b)	400,000	437,843
6.75%, 02/25/2041(b)	360,000	344,043
Kazakhstan Government International Bond (Kazakhstan), 4.41%, 10/28/2030(b)	500,000	500,074
Kuwait International Government Bond (Kuwait), 4.14%, 10/09/2030(b)(c)	5,253,000	5,278,682
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	10,902,000	10,851,306
5.85%, 07/02/2032	232,000	240,143
5.38%, 03/22/2033	2,438,000	2,444,217
6.13%, 02/09/2038	356,000	360,842
6.34%, 05/04/2053	200,000	194,630
Series 10, 5.63%, 09/22/2035	200,000	199,700
Panama Government International Bond (Panama),
5.23%, 02/23/2034	735,000	735,551
5.66%, 02/23/2038	390,000	392,438
Paraguay Government International Bond (Paraguay), 6.10%, 08/11/2044(b)	800,000	835,185
Republic of Kenya Government International Bond (Kenya), 9.50%, 03/05/2036(b)	200,000	211,380
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Republic of South Africa Government International Bond (South Africa),
5.38%, 07/24/2044	$1,000,000	$843,437
5.75%, 09/30/2049	200,000	169,086
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	5,030,000	5,258,188
5.88%, 01/30/2029(b)	3,552,000	3,691,634
7.13%, 01/17/2033(b)	2,390,000	2,652,162
6.63%, 05/16/2036(b)	800,000	853,052
5.75%, 07/04/2036(b)	420,000	422,020
Saudi Government International Bond (Saudi Arabia), 4.38%, 04/16/2029(b)	415,000	419,050
Serbia International Bond (Serbia), 6.00%, 06/12/2034(b)	600,000	635,097
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	3,455,000	3,521,751
Zambia Government International Bond (Zambia), 5.75%, 06/30/2033(b)(j)	565,648	551,034
		96,809,899
Specialized Consumer Services–0.06%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	431,000	415,337
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	1,330,000	1,362,234
5.63%, 04/28/2035(b)(c)	1,217,000	1,265,668
		3,043,239
Specialized Finance–0.02%
Blackstone Private Credit Fund, 4.95%, 09/26/2027	8,000	8,002
Corp. Financiera de Desarrollo S.A. (Peru), 5.50%, 05/06/2030(b)	390,000	404,274
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/2056(f)	36,000	35,998
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	381,000	402,730
		851,004
Specialty Chemicals–0.17%
Celanese US Holdings LLC, 6.85%, 11/15/2028	263,000	276,991
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,768,000	2,895,877
3.75%, 06/23/2031(b)	200,000	188,940
6.70%, 03/01/2036(b)	820,000	885,682
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	2,316,000	2,337,652
4.50%, 08/15/2030(c)	958,000	972,927
5.15%, 08/15/2035	267,000	274,924
Sociedad Quimica y Minera de Chile S.A. (Chile),
6.50%, 11/07/2033(b)(c)	485,000	530,666
5.63%, 04/22/2056(b)(f)	600,000	608,520
		8,972,179
Principal Amount		Value
Steel–0.16%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	$329,000	$339,135
7.63%, 01/15/2034(b)	4,078,000	4,187,866
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	3,591,000	3,728,069
		8,255,070
Systems Software–0.89%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	1,000,000	950,603
Oracle Corp.,
4.55%, 02/04/2029	6,559,000	6,572,920
4.81% (SOFR + 1.11%), 02/04/2029(e)	4,813,000	4,808,100
4.45%, 09/26/2030(c)	2,030,000	1,991,551
4.95%, 02/04/2031	8,526,000	8,511,018
6.25%, 11/09/2032	46,000	48,588
4.90%, 02/06/2033	26,000	25,430
5.35%, 05/04/2033	5,475,000	5,495,111
4.70%, 09/27/2034	199,000	187,117
5.20%, 09/26/2035	551,000	532,658
5.70%, 02/04/2036	7,439,000	7,445,959
5.88%, 09/26/2045	422,000	382,586
6.55%, 02/04/2046	5,190,000	5,060,166
6.90%, 11/09/2052	7,000	6,932
5.38%, 09/27/2054	79,000	64,091
6.00%, 08/03/2055	56,000	49,362
5.95%, 09/26/2055(c)	284,000	250,102
6.70%, 02/04/2056	3,657,000	3,548,651
5.50%, 09/27/2064	63,000	49,863
6.13%, 08/03/2065	95,000	82,612
6.85%, 02/04/2066	818,000	784,172
		46,847,592
Technology Hardware, Storage & Peripherals–0.01%
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	149,000	147,712
5.60%, 10/15/2054	90,000	82,885
Lenovo Group Ltd. (China), 6.54%, 07/27/2032(b)(c)	400,000	440,754
		671,351
Telecom Tower REITs–0.06%
SBA Communications Corp., 3.88%, 02/15/2027	3,180,000	3,162,507
Tobacco–0.17%
Altria Group, Inc., 4.88%, 02/04/2028	87,000	88,598
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	23,000	24,604
4.63%, 03/22/2033	1,175,000	1,180,286
6.00%, 02/20/2034	19,000	20,635
7.08%, 08/02/2043	1,000	1,138
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
4.38%, 11/01/2027	$229,000	$231,364
5.13%, 11/17/2027	57,000	58,216
4.88%, 02/15/2028	104,000	106,075
4.13%, 04/28/2028	369,000	371,686
5.25%, 09/07/2028	72,000	74,515
3.88%, 10/27/2028	2,105,000	2,110,146
4.88%, 02/13/2029	152,000	156,274
4.63%, 11/01/2029	273,000	279,713
4.38%, 04/30/2030	728,000	737,615
4.00%, 10/29/2030(c)	1,756,000	1,755,510
5.13%, 02/13/2031	38,000	39,655
4.75%, 11/01/2031	210,000	216,036
5.75%, 11/17/2032	16,000	17,262
5.38%, 02/15/2033	112,000	118,294
5.63%, 09/07/2033	35,000	37,537
5.25%, 02/13/2034	3,000	3,143
4.90%, 11/01/2034	323,000	330,300
4.88%, 04/30/2035	277,000	281,411
4.63%, 10/29/2035	591,000	586,081
		8,826,094
Trading Companies & Distributors–0.10%
Air Lease Corp., Series B, 4.65%(f)(h)	1,979,000	1,977,962
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	1,807,000	1,813,056
5.00%, 10/03/2034	85,000	86,390
GATX Corp.,
5.50%, 06/15/2035	14,000	14,553
6.05%, 06/05/2054	12,000	12,418
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	1,016,000	1,050,317
5.13%, 07/17/2034(b)(c)	542,000	563,856
		5,518,552
Transaction & Payment Processing Services–0.00%
Fiserv, Inc.,
5.38%, 08/21/2028	34,000	34,853
4.55%, 02/15/2031	17,000	16,956
5.63%, 08/21/2033	20,000	20,708
5.45%, 03/15/2034	20,000	20,400
Mastercard, Inc., 4.85%, 03/09/2033	63,000	65,276
		158,193
Water Utilities–0.00%
American Water Capital Corp., 5.70%, 09/01/2055	65,000	65,885
Wireless Telecommunication Services–0.05%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	375,750	378,461
T-Mobile USA, Inc.,
4.95%, 11/15/2035	985,000	994,463
5.65%, 01/15/2053	13,000	12,757
6.00%, 06/15/2054	3,000	3,081
5.88%, 11/15/2055	80,000	80,864
5.70%, 01/15/2056(c)	575,000	567,429
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Turkcell Iletisim Hizmetleri A.S. (Turkey), 7.65%, 01/24/2032(b)	$670,000	$716,965
		2,754,020
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,115,941,217)		2,138,675,482

Asset-Backed Securities–32.99%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(k)	16,963	16,894
Series 2005-1, Class 4A1, 5.55%, 05/25/2035(k)	192,500	189,424
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(e)	12,106,000	12,110,867
ALA Trust, Series 2025-OANA, Class B, 5.50% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(e)	7,781,000	7,832,609
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	13,115,368
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(k)	404,754	397,167
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(k)	1,944,383	1,875,904
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(k)	861,612	836,357
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(k)	2,015,805	1,780,222
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(k)	5,394,486	4,795,772
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	10,090,982	9,810,483
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	2,482,245	2,497,821
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	7,548,116	7,601,368
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	10,411,725	10,508,985
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	5,978,759	6,017,626
Series 2025-HB1, Class A1, 5.47% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(e)	1,362,927	1,373,235
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(e)	3,425,000	3,430,004
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$20,133,000	$20,105,780
Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,429,410
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	3,919,000	4,016,682
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,475,000	2,486,515
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	13,131,000	13,530,027
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	5,324,000	5,353,779
Series 2025-3A, Class B, 4.46%, 02/20/2030(b)	2,856,000	2,872,901
Series 2025-3A, Class C, 4.95%, 02/20/2030(b)	1,091,600	1,099,099
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	12,125,000	12,250,271
Series 2025-4A, Class B, 4.77%, 02/20/2032(b)	5,277,000	5,324,592
Series 2025-4A, Class C, 5.26%, 02/20/2032(b)	2,363,000	2,379,920
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-4A, Class A1RR, 4.66% (3 mo. Term SOFR + 0.99%), 04/23/2035(b)(e)	1,170,000	1,170,818
Series 2021-1A, Class AR, 4.61% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(e)	6,388,000	6,391,449
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(k)	1,969,142	1,965,029
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	3,175,000	3,293,215
Barings CLO Ltd., Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(e)	10,740,000	10,748,377
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	5,050,000	5,103,083
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(k)	9,131,430	8,180,412
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(k)	9,130,725	7,843,419
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(k)	7,856,303	7,205,280
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(k)	9,425,223	8,437,021
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(k)	11,500,571	9,878,863
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1, 0.00%, 01/25/2035(g)(k)	$154,799	$150,321
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	108,679	106,154
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 5.37%, 11/25/2034(k)	102,054	103,843
Beechwood Park CLO Ltd., Series 2019-1A, Class A1RR, 4.74% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(e)	5,305,000	5,313,249
Benchmark Mortgage Trust,
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	15,773,577
Series 2026-V20, Class AM, 5.44%, 02/15/2059	3,670,000	3,815,612
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1R, 4.77% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(e)	15,795,000	15,813,069
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(e)	9,863,000	9,867,369
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(e)	8,865,000	8,873,244
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(k)	2,500,000	2,642,582
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(k)	482,996	475,758
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(k)	2,065,000	2,169,743
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.74% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(e)	3,994,000	3,998,685
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.62% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	4,971,639	4,970,960
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(k)	7,025,000	7,291,408
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(k)	4,590,000	4,796,810
Series 2026-CSMO, Class A, 5.07% (1 mo. Term SOFR + 1.40%), 02/15/2042(b)(e)	15,765,000	15,789,329
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

BX Trust,
Series 2022-LBA6, Class A, 4.66% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	$10,965,000	$10,978,274
Series 2022-LBA6, Class B, 4.96% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	6,790,000	6,793,856
Series 2022-LBA6, Class C, 5.26% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	3,630,000	3,632,772
Series 2025-VLT6, Class A, 5.10% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(e)	9,085,000	9,074,814
Series 2025-VLT6, Class B, 5.55% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(e)	5,740,000	5,732,305
Series 2025-VLT7, Class A, 5.36% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(e)	5,350,000	5,360,424
Series 2025-VOLT, Class C, 6.01% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(e)	10,925,000	10,971,245
Series 2025-VOLT, Class D, 6.41% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(e)	6,990,000	7,022,051
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1R3, 4.59% (3 mo. Term SOFR + 0.92%), 07/20/2032(b)(e)	6,004,407	6,009,703
Series 2015-5A, Class A1R4, 4.55% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(e)	2,712,992	2,714,687
Carlyle US CLO Ltd. (Cayman Islands),
Series 2020-2A, Class A1R2, 4.75% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(e)	14,320,000	14,333,003
Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(e)	9,007,000	9,009,693
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	5,651,117	5,658,012
Centersquare Issuer LLC,
Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	8,430,000	8,225,092
Series 2025-4A, Class A2, 5.20%, 08/25/2055(i)	10,250,000	9,843,864
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(k)	3,233,096	3,023,492
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(k)	720,091	683,623
Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(k)	2,985,169	2,859,979
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(k)	1,480,648	1,407,500
Principal Amount		Value

CIFC Funding Ltd. (Cayman Islands),
Series 2021-7A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(e)	$17,100,000	$17,109,183
Series 2022-3A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(e)	10,147,000	10,152,023
Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 6.53%, 08/25/2034(k)	47,402	45,144
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(k)	9,135,173	7,847,240
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(k)	6,387,950	6,504,195
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	3,423,379	3,492,975
Clover CLO LLC, Series 2021- 3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(e)	10,177,000	10,186,648
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(k)	2,563,925	2,384,283
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(k)	5,509,522	5,167,845
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	6,027,112	5,875,564
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(k)	8,116,805	8,131,928
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	4,580,000	4,620,340
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	184,345	82,386
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(k)	1,078,853	992,598
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(k)	1,735,550	1,580,900
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(k)	6,557,079	6,476,831
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(b)(k)	5,772,399	5,530,084
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(k)	7,856,433	7,837,231
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	4,228,181	4,272,123
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(k)	5,582,308	5,636,304
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	20,673,198
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.57%, 06/25/2034(k)	330,755	313,558
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	$9,546,350	$9,551,751
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	4,758,075	4,817,612
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	3,201,975	3,256,551
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.50%, 06/27/2037(b)(k)	2,557,172	2,273,871
Domino’s Pizza Master Issuer LLC,
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,587,520	18,213,836
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	8,940,000	9,121,220
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	7,800,000	8,029,061
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(k)	932,256	911,364
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(k)	639,558	569,151
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(k)	5,790,819	5,263,374
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	7,653,849	7,636,274
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	4,696,420	4,713,951
Series 2025-NQM2, Class A1, 0.00%, 06/25/2070(b)(g)(k)	8,263,462	8,371,079
Series 2025-NQM5, Class A1, 0.00%, 11/25/2070(b)(g)(k)	6,924,299	6,965,929
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.82% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(e)	16,550,000	16,586,791
Empower CLO Ltd., Series 2024-1A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(e)	10,250,000	10,274,672
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	1,710,000	1,735,801
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,991,000	2,059,112
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	4,070,000	4,116,656
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	5,110,000	5,155,267
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(k)	13,011,761	11,922,285
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(k)	2,754,310	2,529,166
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(e)	7,063,000	7,065,324
Principal Amount		Value

GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(k)	$555,751	$549,408
Series 2020-NQM2, Class A1, 2.56%, 04/25/2065(b)	657,849	637,741
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	3,941,707	3,990,521
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(k)	11,700,000	11,723,625
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/2043(b)(k)	9,360,000	9,474,798
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(k)	322,189	267,414
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	5,985,000	5,991,691
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,961,222
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	8,172,151
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(k)	7,156,042	6,556,353
Series 2025-HE1, Class A1, 5.22% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(e)	4,189,851	4,212,291
Series 2025-HE2, Class A1, 5.22% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(e)	1,684,934	1,699,548
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	5,308,752	5,329,296
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	8,475,602	8,519,326
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(k)	3,262,974	3,274,878
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.49%, 09/25/2035(k)	72,250	66,122
Harbor Park CLO Ltd., Series 2018-1A, Class AR2, 4.62% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(e)	5,689,446	5,693,792
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 4.68% (1 mo. Term SOFR + 1.01%), 06/20/2035(e)	9,994	9,477
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,868,854
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	2,070,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	$1,870,249	$1,906,960
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	3,476,283	3,452,505
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(i)	12,002,000	11,998,399
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(k)	10,963,000	11,259,974
J.P. Morgan Mortgage Trust,
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(k)	9,103,470	9,196,868
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(k)	2,905,528	2,918,365
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	7,064,500	7,337,353
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,347,500	5,353,852
JP Morgan Mortgage Trust,
Series 2005-A5, Class 1A2, 4.73%, 08/25/2035(k)	51,742	50,449
Series 2007-A4, Class 3A1, 5.01%, 06/25/2037(k)	281,716	216,257
Series 20153, Class B2, 3.57%, 05/25/2045(b)(k)	2,879,252	2,765,444
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(k)	10,203,517	8,923,040
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(k)	1,300,284	1,312,281
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(k)	6,967,310	7,034,205
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	5,466,103
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(e)	11,050,000	11,060,144
KKR CLO 15 Ltd., Series 15, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(e)	3,454,439	3,455,879
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	88,274	63,598
Life Mortgage Trust, Series 2021-BMR, Class C, 4.87% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	493,949	490,334
Lightpath Fiber Issuer LLC,
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	10,800,000	10,970,859
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	3,700,000	3,748,562
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 4.96% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(e)	8,103,019	8,114,428
Principal Amount		Value

Magnetite XXXI Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(e)	$12,135,000	$12,155,957
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(k)	5,460,262	4,999,734
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(k)	5,499,377	5,025,901
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	3,860,000	3,894,212
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(k)	145,893	140,020
Series 2005-A5, Class A9, 4.77%, 06/25/2035(k)	216,326	211,297
Metronet Infrastructure Issuer LLC,
Series 2025-1A, Class A2, 6.01%, 07/20/2055(i)	7,250,000	7,486,892
Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	2,980,000	3,035,276
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(k)	6,026,393	5,600,607
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.47% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(e)	5,810,000	5,807,366
Series 2021-STOR, Class B, 4.67% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(e)	4,355,000	4,352,482
MILE Trust,
Series 2025-STNE, Class A, 5.16% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(e)	8,975,000	8,999,184
Series 2025-STNE, Class B, 5.36% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(e)	3,750,000	3,758,525
Series 2025-STNE, Class C, 5.76% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(e)	3,165,000	3,173,348
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(k)	4,421,000	4,571,546
Morgan Stanley Capital I Trust,
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	17,405,978
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	10,514,063
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(k)	4,095,514	4,153,096
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(k)	6,546,271	6,625,521
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(k)	5,531,879	5,611,513
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(k)	7,103,365	7,123,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	$5,404,029	$5,517,813
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.63% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(e)	8,340,000	8,345,087
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(k)	919,095	890,588
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(k)	1,933,898	1,843,944
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(k)	5,821,075	5,606,376
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	2,409,765	2,452,980
NextGear Floorplan Master Owner Trust, Series 2025- 2A, Class A2, 4.23%, 10/15/2030(b)	3,200,000	3,229,889
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(e)	7,066,000	7,067,887
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(k)	8,594,502	7,612,297
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(k)	7,093,559	6,561,080
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(b)	7,063,333	6,764,490
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	4,661,268	4,669,285
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(k)	2,795,027	2,819,307
Series 2025-HE2, Class A1, 5.12% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(e)	6,838,492	6,887,558
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(k)	6,334,464	5,809,294
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	22,501,000	21,152,407
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(e)	15,934,513	15,948,232
Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(e)	9,449,000	9,452,449
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.60% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(e)	9,129,000	9,127,631
Principal Amount		Value

Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	$3,400,000	$3,458,874
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	2,400,000	2,415,460
PMT Loan Trust, Series 2025- INV1, Class A7, 6.00%, 01/25/2060(b)(k)	3,896,802	3,988,381
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	5,948,911	5,703,274
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	9,103,514	9,103,652
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(k)	11,301,621	11,507,283
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 4.33% (1 mo. Term SOFR + 0.65%), 08/25/2031(e)	75,837	72,792
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	13,584,952	14,230,941
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(k)	5,420,673	5,512,994
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(k)	4,303,391	4,390,135
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(k)	5,274,523	5,326,063
RCKT Mortgage Trust,
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	3,421,137	3,459,597
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	5,468,751	5,499,098
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(k)	42,492	42,352
RR 16 Ltd., Series 2021-16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(e)	7,825,000	7,827,700
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(e)	22,060,000	22,087,112
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	4,990,579	4,988,936
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 4.91% (1 mo. Term SOFR + 1.25%), 08/15/2042(b)(e)	3,855,000	3,869,183
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(k)	294,112	259,912
Series 2013-7, Class A2, 3.00%, 06/25/2043(k)	215,786	200,726
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(k)	11,346,524	11,451,218
Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(k)	3,850,382	3,896,995
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(k)	$10,488,167	$10,185,645
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(k)	4,405,719	4,178,790
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 4.77% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	547,851	548,008
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(k)	278,081	271,422
SHRN Trust,
Series 2025-MF18, Class A, 4.86% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(e)	17,885,000	17,917,941
Series 2025-MF18, Class B, 5.11% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(e)	3,525,000	3,533,450
Series 2025-MF18, Class C, 5.36% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(e)	3,425,000	3,433,004
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.75% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	13,427,000	13,446,926
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, 4.79% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(e)	15,510,000	15,534,366
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,045,350	9,964,909
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,323,992	5,011,812
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	6,136,450	5,442,015
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(k)	2,569,956	2,442,983
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(k)	167,179	161,981
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(k)	787,583	758,303
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(k)	9,796,433	8,834,721
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(k)	7,313,083	6,709,160
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 4.93%, 09/25/2034(k)	21,632	21,470
Series 2004-8, Class 3A, 6.17%, 07/25/2034(k)	395,111	386,269
Principal Amount		Value

Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	$7,041,863	$7,307,956
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	7,724,225	7,816,420
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	7,658,062	7,853,706
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	7,998,750	8,026,546
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	7,391,437	7,385,667
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	7,569,187	7,577,949
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	58,417	55,115
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	5,000,000	5,044,449
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 4.87% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	1,127,098	1,128,141
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.77% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	4,394,409	4,407,012
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(e)	7,646,855	7,651,222
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 4.85% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(e)	4,612,039	4,613,990
Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(e)	2,162,470	2,163,379
Symphony CLO XXIV Ltd., Series 2020-24A, Class A1R, 4.80% (3 mo. Term SOFR + 1.13%), 10/23/2035(b)(e)	16,473,000	16,485,734
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	5,010,000	5,087,934
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	5,675,775	5,752,069
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	3,301,725	3,379,060
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	7,954,320	7,571,030
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.67% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(e)	1,485,000	1,485,578
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 4.79% (1 mo. Term SOFR + 1.11%), 12/25/2033(e)	99,113	97,422
Series 2005-1, Class A3, 4.66%, 04/25/2045(k)	221,838	218,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value

TierPoint Issuer LLC,
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	$11,433,000	$11,680,303
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	8,934,000	9,140,421
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	10,620,334	10,166,807
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.76% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(e)	5,662,026	5,667,065
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	16,435,405
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	7,320,000	7,369,910
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	6,680,000	6,725,477
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(k)	9,585,000	9,803,610
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(k)	2,380,000	2,433,601
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(k)	7,435,000	7,637,735
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(k)	9,393,000	9,667,672
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(k)	1,384,523	1,275,382
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	8,003,333	7,523,083
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(k)	931,345	906,201
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	5,644,608	5,442,979
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	6,849,306	6,687,704
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(k)	3,831,447	3,849,375
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	736,765	717,601
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007- HY2, Class 2A2, 4.61%, 11/25/2036(k)	88,476	77,463
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 6.46%, 08/25/2035(k)	49,323	48,716
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,346,909	10,249,797
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	4,839,425	4,780,474
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(k)	5,762,000	5,907,832
Principal Amount		Value

WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.28%, 10/15/2057(k)	$4,693,000	$4,553,598
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	20,979,917	20,145,458
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	4,575,325	4,702,767
Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	8,273,000	8,548,021
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	6,494,000	6,675,021
Total Asset-Backed Securities (Cost $1,768,675,848)		1,742,167,842
U.S. Government Sponsored Agency Mortgage-Backed Securities–27.00%
Collateralized Mortgage Obligations–0.69%
Fannie Mae REMICs,
IO, 7.00%, 05/25/2033(l)	1,326	143
6.00%, 07/25/2033(l)	1,245	144
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(k)	4,736,000	4,773,001
Series K085, Class AM, 4.06%, 10/25/2028(k)	4,736,000	4,776,374
Series K089, Class AM, 3.63%, 01/25/2029(k)	8,018,000	7,998,019
Series K088, Class AM, 3.76%, 01/25/2029(k)	18,944,000	18,962,061
		36,509,742
Federal Home Loan Mortgage Corp. (FHLMC)–2.25%
3.50%, 08/01/2026	8,004	7,981
7.00%, 05/01/2028 to 06/01/2032	95,751	100,461
6.00%, 03/01/2029 to 08/01/2053	50,538,417	52,826,925
7.50%, 05/01/2030 to 05/01/2035	112,967	116,011
8.50%, 08/01/2031	6,317	6,661
3.00%, 02/01/2032 to 11/01/2052	33,406,478	30,348,909
6.50%, 08/01/2032 to 09/01/2036	34,445	36,332
8.00%, 08/01/2032	4,670	4,908
5.50%, 01/01/2034 to 07/01/2053	26,067,367	26,892,013
5.00%, 07/01/2034 to 06/01/2040	685,002	706,013
4.50%, 02/01/2040 to 10/01/2046	7,312,932	7,421,951
ARM, 6.31% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.05%), 12/01/2036(e)	23,585	24,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
6.82% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	$2,246	$2,330
6.71% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 05/01/2037(e)	36,365	37,782
		118,532,863
Federal National Mortgage Association (FNMA)–1.16%
6.50%, 07/01/2028 to 01/01/2037	21,159	22,087
7.50%, 02/01/2030 to 08/01/2037	175,268	181,231
3.50%, 12/01/2030 to 05/01/2047	19,349,552	18,662,001
7.00%, 03/01/2032 to 02/01/2034	93,078	97,588
8.50%, 10/01/2032	11,948	12,469
5.50%, 04/01/2033 to 09/01/2053	27,130,772	27,952,128
8.00%, 04/01/2033	10,442	10,966
6.00%, 04/01/2037 to 10/01/2039	2,950	3,120
5.00%, 12/01/2039	206,003	212,248
3.00%, 08/01/2043	1,501,648	1,413,961
4.00%, 12/01/2048	13,006,930	12,831,316
ARM, 6.17% (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(e)	24,471	25,489
5.87% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2037(e)	12,419	12,904
6.55% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(e)	10,122	10,422
		61,447,930
Government National Mortgage Association (GNMA)–3.43%
8.00%, 06/15/2026	77	77
6.56%, 01/15/2027	8,210	8,262
7.00%, 10/15/2028 to 09/15/2032	45,558	46,473
6.00%, 11/15/2028 to 02/15/2033	19,772	20,354
6.50%, 01/15/2029 to 09/15/2034	21,888	22,403
7.50%, 05/15/2031 to 05/15/2032	2,286	2,333
5.50%, 06/15/2035	12,705	12,962
5.00%, 07/15/2035	1,213	1,248
4.00%, 03/20/2048	2,399,592	2,319,392
TBA, 2.50%, 03/01/2056(m)	46,250,000	40,821,182
6.00%, 03/01/2056(m)	25,897,000	26,420,529
4.50%, 04/01/2056(m)	43,634,000	43,074,939
5.00%, 04/01/2056(m)	37,810,000	37,892,496
5.50%, 04/01/2056(m)	30,008,000	30,365,157
		181,007,807
Principal Amount		Value
Uniform Mortgage-Backed Securities–19.47%
TBA, 4.50%, 03/01/2041 to 03/01/2056(m)	$113,091,730	$112,499,407
5.00%, 03/01/2041 to 03/01/2056(m)	210,771,822	212,204,499
2.00%, 03/01/2056(m)	208,766,641	173,005,452
2.50%, 03/01/2056(m)	200,016,525	173,335,225
3.00%, 03/01/2056(m)	126,151,987	114,104,547
3.50%, 03/01/2056(m)	77,379,877	72,931,682
5.50%, 03/01/2056(m)	44,796,596	45,521,810
6.00%, 03/01/2056(m)	24,886,676	25,529,860
6.50%, 03/01/2056(m)	39,490,000	41,020,821
4.00%, 04/01/2056(m)	59,964,561	58,112,737
		1,028,266,040
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,409,129,132)		1,425,764,382
U.S. Treasury Securities–17.62%
U.S. Treasury Bills–0.64%
3.52% - 4.12%, 05/14/2026(n)(o)	34,154,000	33,905,715
U.S. Treasury Bonds–4.98%
4.63%, 02/15/2046	47,726,100	48,065,403
4.63%, 11/15/2055	215,085,400	214,766,132
		262,831,535
U.S. Treasury Notes–12.00%
3.50%, 01/31/2028	133,721,100	133,987,498
3.50%, 02/15/2029	13,409,900	13,452,329
3.75%, 01/31/2031	108,060,400	109,174,773
4.00%, 01/31/2033	5,790,100	5,890,522
4.13%, 02/15/2036	366,429,800	371,325,075
		633,830,197
Total U.S. Treasury Securities (Cost $924,916,822)		930,567,447
Variable Rate Senior Loan Interests–1.62%(p)(q)
Aerospace & Defense–0.06%
TransDigm, Inc.,
Term Loan J, 6.17% (1 mo. SOFR + 2.50%), 02/28/2031	246,250	246,527
Term Loan M, 6.17% (1 mo. Term SOFR + 2.50%), 08/19/2032	2,754,829	2,757,129
		3,003,656
Automobile Manufacturers–0.03%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 6.42% (1 mo. SOFR + 2.75%), 01/28/2032	1,433,408	1,431,917
Electronic Manufacturing Services–0.01%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.12% (3 mo. Term SOFR + 2.50%), 08/04/2031	391,055	390,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount		Value
Health Care Facilities–0.00%
Select Medical Corp., Term Loan B, 5.67% (1 mo. Term SOFR + 0.20%), 11/30/2031	$155,390	$155,245
Health Care Supplies–0.04%
Bausch and Lomb, Inc., Term Loan B, 7.42% (1 mo. SOFR + 3.75%), 01/30/2031	2,039,750	2,044,339
Paper & Plastic Packaging Products & Materials–0.00%
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.52% (3 mo. Term SOFR + 4.75%), 06/28/2028	150,000	146,856
Real Estate Development–0.18%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.42% (1 mo. Term SOFR + 2.75%), 01/31/2030(i)	212,406	213,203
Greystar Real Estate Partners LLC, Term Loan B, 6.17% (3 mo. Term SOFR + 2.50%), 08/21/2030(i)	245,645	246,259
VCI Asset Holdings 2 LLC, Term Loan, 9.50%, 02/06/2031(i)	9,272,828	9,180,100
		9,639,562
Restaurants–0.86%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.67% (1 mo. Term SOFR + 2.00%), 09/10/2031	15,461,362	15,471,026
Term Loan, 5.67% (1 mo. Term SOFR + 2.00%), 11/03/2032	30,095,000	30,095,000
		45,566,026
Wireless Telecommunication Services–0.44%
X Corp., Term Loan B, 9.50%, 10/27/2029	22,172,000	23,297,229
Total Variable Rate Senior Loan Interests (Cost $84,478,648)		85,674,944
Shares
Preferred Stocks–1.33%
Aerospace & Defense–0.05%
Boeing Co. (The), 6.00%, Conv. Pfd.	37,000	2,698,410
Diversified Banks–0.64%
Citigroup, Inc., 6.25%, Series II, Pfd.	189,650	4,817,110
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	23,403	28,832,262
		33,649,372
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(f)	508,150	13,049,292
Electric Utilities–0.02%
NextEra Energy, Inc., 7.38%, Conv. Pfd.	2,938	146,900
Southern Co. (The), 7.13%, Series A, Conv. Pfd.	20,000	1,066,000
		1,212,900
	Shares		Value
Household Appliances–0.00%
Whirlpool Corp., 8.50%, Class A, Pfd.		1,723	$85,891
Investment Banking & Brokerage–0.12%
Morgan Stanley, 6.88%, Series F, Pfd.		249,737	6,338,325
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.		348,527	9,357,950
Systems Software–0.07%
Oracle Corp., 6.50%, Class D, Conv. Pfd.		79,328	3,648,295
Total Preferred Stocks (Cost $70,002,586)			70,040,435

Exchange-Traded Funds–1.25%
Invesco Core Fixed Income ETF(r)		146,500	3,762,911
Invesco High Yield Systematic Bond ETF(c)(r)		198,000	4,456,406
Invesco Senior Loan ETF(c)(r)		112,000	2,263,520
Invesco Short Duration High Yield ETF(r)		9,000	231,170
Invesco Short Duration Total Return Bond ETF(r)		2,013,300	50,735,160
Invesco Total Return Bond ETF(r)		100,000	4,795,000
Total Exchange-Traded Funds (Cost $67,183,215)			66,244,167
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.23%(s)
Automotive Parts & Equipment–0.01%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(b)	EUR	100,000	120,777
Schaeffler AG (Germany), 3.38%, 10/12/2028(b)	EUR	200,000	238,330
			359,107
Drug Retail–0.02%
Boots Group Finco L.P. (United Kingdom), 5.38%, 08/31/2032(b)	EUR	1,025,000	1,262,075
Health Care Supplies–0.01%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 5.89% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(e)	EUR	200,000	240,083
Homefurnishing Retail–0.00%
Mobilux Finance S.A.S. (France), 4.25%, 07/15/2028(b)	EUR	200,000	237,496
Integrated Telecommunication Services–0.05%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	3,527,000	2,605,928
Marine Transportation–0.01%
CMA CGM S.A. (France), 5.50%, 07/15/2029(b)	EUR	250,000	306,591
Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	6,526,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Principal Amount			Value
Sovereign Debt–0.01%
Romanian Government International Bond (Romania), 6.75%, 07/11/2039(b)	EUR	300,000	$385,203
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,135,422)			11,922,853

Agency Credit Risk Transfer Notes–0.11%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R02, Class 1M1, STACR®, 5.97% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)		$2,067,642	2,120,363
Series 2025-R04, Class 1A1, STACR®, 4.67% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(e)		947,469	948,913
Freddie Mac,
Series 2023-DNA1, Class M1, STACR®, 5.77% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)		1,483,165	1,499,575
Series 2025-DNA4, Class A1, STACR®, 4.57% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(e)		1,270,750	1,272,547
Total Agency Credit Risk Transfer Notes (Cost $5,769,026)			5,841,398
Shares
Common Stocks & Other Equity Interests–0.02%
Asset Management & Custody Banks–0.02%
Valor Compute Infrastructure L.P.,		929,709	929,709
Broadline Retail–0.00%
Americanas S.A. (Brazil)(t)		10,955	12,009
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(t)		3,651	2,137
			14,146
Oil & Gas Drilling–0.00%
Vantage Drilling International Ltd.		95	950
Paper & Plastic Packaging Products & Materials–0.00%
Smurfit WestRock PLC		65	3,056
Specialty Chemicals–0.00%
Ingevity Corp.(t)		10	720
Total Common Stocks & Other Equity Interests (Cost $934,662)			948,581
Principal Amount		Value
Municipal Obligations–0.01%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $507,000)	$507,000	$564,784
Shares
Money Market Funds–2.87%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(r)(u)	53,078,979	53,078,979
Invesco Treasury Portfolio, Institutional Class, 3.56%(r)(u)	98,570,300	98,570,300
Total Money Market Funds (Cost $151,649,279)		151,649,279

Options Purchased–0.03%
(Cost $2,975,684)(v)		1,620,885
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-125.58% (Cost $6,613,298,541)		6,631,682,479
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.40%
Invesco Private Government Fund, 3.64%(r)(u)(w)	80,188,528	80,188,528
Invesco Private Prime Fund, 3.81%(r)(u)(w)	205,079,428	205,140,952
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $285,329,480)		285,329,480
TOTAL INVESTMENTS IN SECURITIES–130.98% (Cost $6,898,628,021)		6,917,011,959
OTHER ASSETS LESS LIABILITIES—(30.98)%		(1,635,916,643)
NET ASSETS–100.00%		$5,281,095,316
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $2,494,960,924, which represented 47.24% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $2,614,614, which represented less than 1% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Zero coupon bond issued at a discount.
(h)	Perpetual bond with no specified maturity date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2026.

(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1R.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(p)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(q)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(r)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Core Fixed Income ETF	$-	$3,735,534	$-	$27,377	$-	$3,762,911	$24,724
Invesco High Yield Systematic Bond ETF	1,861,810	2,629,063	-	(34,467)	-	4,456,406	105,017
Invesco Senior Loan ETF	2,343,040	-	-	(79,520)	-	2,263,520	75,672
Invesco Short Duration High Yield ETF	230,850	-	-	320	-	231,170	7,683
Invesco Short Duration Total Return Bond ETF	325,455	50,263,040	-	146,665	-	50,735,160	741,961
Invesco Total Return Bond ETF	4,704,000	-	-	91,000	-	4,795,000	115,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$69,413,412	$453,453,040	$(469,787,473)	$-	$-	$53,078,979	$1,044,559
Invesco Treasury Portfolio, Institutional Class	128,905,675	842,127,074	(872,462,449)	-	-	98,570,300	1,915,836
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,053,280	297,068,128	(306,932,880)	-	-	80,188,528	1,806,567*
Invesco Private Prime Fund	252,062,513	713,807,310	(760,729,014)	(16,998)	17,141	205,140,952	4,919,972*
Total	$549,900,035	$2,363,083,189	$(2,409,911,816)	$134,377	$17,141	$503,222,926	$10,757,126

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(t)	Non-income producing security.
(u)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	05/15/2026	129	USD	7,050.00	USD	90,945,000	$1,620,885

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,500	June-2026	$732,457,033	$1,218,738	$1,218,738
U.S. Treasury Long Bonds	455	June-2026	53,903,281	674,599	674,599
U.S. Treasury Ultra Bonds	1,316	June-2026	160,017,375	2,310,885	2,310,885
Subtotal—Long Futures Contracts				4,204,222	4,204,222
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	687	June-2026	(75,666,609)	(352,808)	(352,808)
U.S. Treasury 10 Year Notes	1,706	June-2026	(194,164,125)	(855,849)	(855,849)
U.S. Treasury 10 Year Ultra Notes	318	June-2026	(37,121,531)	(199,281)	(199,281)
Subtotal—Short Futures Contracts				(1,407,938)	(1,407,938)
Total Futures Contracts				$2,796,284	$2,796,284

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/28/2026	Canadian Imperial Bank of Commerce	GBP	59,000	USD	79,634	$108
04/28/2026	Morgan Stanley and Co. International PLC	USD	2,728,141	CAD	3,748,000	26,166
Subtotal—Appreciation						26,274
Currency Risk
04/28/2026	Canadian Imperial Bank of Commerce	EUR	4,802,221	USD	5,665,047	(24,461)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/28/2026	Goldman Sachs International	EUR	1,487,779	USD	1,755,074	$(7,595)
04/28/2026	Wells Fargo Bank, N.A.	USD	297,605	EUR	250,000	(1,413)
04/28/2026	Wells Fargo Bank, N.A.	USD	95,555	GBP	70,000	(1,203)
Subtotal—Depreciation						(34,672)
Total Forward Foreign Currency Contracts						$(8,398)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $6,394,466,047)*	$6,413,789,033
Investments in affiliates, at value (Cost $504,161,974)	503,222,926
Other investments:
Variation margin receivable — futures contracts	829,237
Unrealized appreciation on forward foreign currency contracts outstanding	26,274
Foreign currencies, at value (Cost $5,964,350)	5,937,002
Receivable for:
Investments sold	228,165,450
TBA sales commitment	345,737,302
Fund shares sold	3,537,829
Dividends	1,326,114
Interest	35,459,542
Investments matured, at value (Cost $1,146,055)	137,102
Principal paydowns	15,872
Investment for trustee deferred compensation and retirement plans	163,583
Other assets	833,753
Total assets	7,539,181,019
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	34,672
Payable for:
Investments purchased	291,214,054
TBA purchased commitment	1,536,408,934
Dividends	3,040,049
Fund shares reacquired	126,632,215
Amount due to custodian	13,838,695
Collateral upon return of securities loaned	285,329,480
Accrued fees to affiliates	1,134,477
Accrued trustees’ and officers’ fees and benefits	4,814
Accrued other operating expenses	269,610
Trustee deferred compensation and retirement plans	178,703
Total liabilities	2,258,085,703
Net assets applicable to shares outstanding	$5,281,095,316
Net assets consist of:
Shares of beneficial interest	$6,086,203,642
Distributable earnings (loss)	(805,108,326)
$5,281,095,316
Net Assets:
Class A	$1,382,804,172
Class C	$34,647,858
Class R	$38,844,594
Class Y	$1,270,444,736
Class R5	$18,212,526
Class R6	$2,536,141,430
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	146,375,461
Class C	3,668,898
Class R	4,112,350
Class Y	134,383,612
Class R5	1,928,740
Class R6	268,641,246
Class A:
Net asset value per share	$9.45
Maximum offering price per share (Net asset value of $9.45 ÷ 95.75%)	$9.87
Class C:
Net asset value and offering price per share	$9.44
Class R:
Net asset value and offering price per share	$9.45
Class Y:
Net asset value and offering price per share	$9.45
Class R5:
Net asset value and offering price per share	$9.44
Class R6:
Net asset value and offering price per share	$9.44

*	At February 28, 2026, securities with an aggregate value of $277,789,801 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $3,222)	$127,822,508
Dividends	1,964,106
Dividends from affiliates (includes net securities lending income of $366,158)	4,396,745
Total investment income	134,183,359
Expenses:
Advisory fees	10,633,494
Administrative services fees	368,564
Custodian fees	80,263
Distribution fees:
Class A	1,695,039
Class C	176,953
Class R	92,017
Transfer agent fees — A, C, R and Y	1,736,698
Transfer agent fees — R5	8,515
Transfer agent fees — R6	377,637
Trustees’ and officers’ fees and benefits	30,120
Registration and filing fees	65,862
Reports to shareholders	168,394
Professional services fees	58,056
Other	27,371
Total expenses	15,518,983
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(712,837)
Net expenses	14,806,146
Net investment income	119,377,213
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	77,733,356
Affiliated investment securities	17,141
Foreign currencies	426,569
Forward foreign currency contracts	168,651
Futures contracts	(6,629,518)
Swap agreements	470,080
72,186,279
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	38,060,330
Affiliated investment securities	134,377
Foreign currencies	(415,802)
Forward foreign currency contracts	(132,796)
Futures contracts	3,492,115
Swap agreements	380,145
41,518,369
Net realized and unrealized gain	113,704,648
Net increase in net assets resulting from operations	$233,081,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$119,377,213	$245,402,694
Net realized gain (loss)	72,186,279	(80,381,946)
Change in net unrealized appreciation	41,518,369	19,326,337
Net increase in net assets resulting from operations	233,081,861	184,347,085
Distributions to shareholders from distributable earnings:
Class A	(29,622,636)	(61,124,176)
Class C	(640,609)	(1,532,492)
Class R	(759,187)	(1,459,379)
Class Y	(31,597,816)	(67,990,778)
Class R5	(394,229)	(804,248)
Class R6	(61,302,904)	(122,731,980)
Total distributions from distributable earnings	(124,317,381)	(255,643,053)
Share transactions–net:
Class A	5,648,723	39,726,801
Class C	(2,616,662)	(5,389,336)
Class R	2,854,936	2,880,533
Class Y	(79,820,060)	(92,097,787)
Class R5	1,797,793	(1,173,017)
Class R6	(68,973,168)	(53,912,583)
Net increase (decrease) in net assets resulting from share transactions	(141,108,438)	(109,965,389)
Net increase (decrease) in net assets	(32,343,958)	(181,261,357)
Net assets:
Beginning of period	5,313,439,274	5,494,700,631
End of period	$5,281,095,316	$5,313,439,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$9.26	$0.19	$0.20	$0.39	$(0.20)	$—	$(0.20)	$9.45	4.28%	$1,382,804	0.75%(d)	0.79%(d)	4.18%(d)	268%
Year ended 08/31/25	9.38	0.40	(0.10)	0.30	(0.42)	—	(0.42)	9.26	3.32	1,349,817	0.74	0.80	4.38	531
Year ended 08/31/24	8.98	0.42	0.40	0.82	(0.42)	—	(0.42)	9.38	9.45	1,327,611	0.74	0.84	4.63	465
Year ended 08/31/23	9.45	0.38	(0.44)	(0.06)	(0.41)	—	(0.41)	8.98	(0.59)	1,215,588	0.74	0.83	4.19	461
Year ended 08/31/22	11.39	0.24	(1.83)	(1.59)	(0.24)	(0.11)	(0.35)	9.45	(14.19)	1,203,731	0.75	0.81	2.30	321
Year ended 08/31/21	11.61	0.19	0.17	0.36	(0.22)	(0.36)	(0.58)	11.39	3.18	1,497,641	0.74	0.79	1.70	366
Class C
Six months ended 02/28/26	9.26	0.16	0.19	0.35	(0.17)	—	(0.17)	9.44	3.79	34,648	1.50 (d)	1.54 (d)	3.43 (d)	268
Year ended 08/31/25	9.38	0.33	(0.10)	0.23	(0.35)	—	(0.35)	9.26	2.55	36,543	1.49	1.55	3.63	531
Year ended 08/31/24	8.98	0.35	0.41	0.76	(0.36)	—	(0.36)	9.38	8.64	42,577	1.49	1.59	3.88	465
Year ended 08/31/23	9.45	0.31	(0.44)	(0.13)	(0.34)	—	(0.34)	8.98	(1.34)	47,344	1.49	1.58	3.44	461
Year ended 08/31/22	11.38	0.16	(1.81)	(1.65)	(0.17)	(0.11)	(0.28)	9.45	(14.76)	55,695	1.50	1.56	1.55	321
Year ended 08/31/21	11.61	0.11	0.16	0.27	(0.14)	(0.36)	(0.50)	11.38	2.32	90,811	1.49	1.54	0.95	366
Class R
Six months ended 02/28/26	9.26	0.18	0.20	0.38	(0.19)	—	(0.19)	9.45	4.15	38,845	1.00 (d)	1.04 (d)	3.93 (d)	268
Year ended 08/31/25	9.38	0.38	(0.10)	0.28	(0.40)	—	(0.40)	9.26	3.06	35,251	0.99	1.05	4.13	531
Year ended 08/31/24	8.98	0.40	0.40	0.80	(0.40)	—	(0.40)	9.38	9.18	32,746	0.99	1.09	4.38	465
Year ended 08/31/23	9.45	0.36	(0.44)	(0.08)	(0.39)	—	(0.39)	8.98	(0.84)	27,489	0.99	1.08	3.94	461
Year ended 08/31/22	11.38	0.21	(1.81)	(1.60)	(0.22)	(0.11)	(0.33)	9.45	(14.33)	25,914	1.00	1.06	2.05	321
Year ended 08/31/21	11.61	0.16	0.16	0.32	(0.19)	(0.36)	(0.55)	11.38	2.83	29,466	0.99	1.04	1.45	366
Class Y
Six months ended 02/28/26	9.27	0.21	0.19	0.40	(0.22)	—	(0.22)	9.45	4.30	1,270,445	0.50 (d)	0.54 (d)	4.43 (d)	268
Year ended 08/31/25	9.39	0.43	(0.11)	0.32	(0.44)	—	(0.44)	9.27	3.58	1,323,156	0.49	0.55	4.63	531
Year ended 08/31/24	8.99	0.44	0.41	0.85	(0.45)	—	(0.45)	9.39	9.72	1,435,650	0.49	0.59	4.88	465
Year ended 08/31/23	9.46	0.41	(0.44)	(0.03)	(0.44)	—	(0.44)	8.99	(0.33)	1,007,180	0.49	0.58	4.44	461
Year ended 08/31/22	11.40	0.27	(1.83)	(1.56)	(0.27)	(0.11)	(0.38)	9.46	(13.95)	961,066	0.50	0.56	2.55	321
Year ended 08/31/21	11.62	0.22	0.17	0.39	(0.25)	(0.36)	(0.61)	11.40	3.43	1,407,185	0.49	0.54	1.95	366
Class R5
Six months ended 02/28/26	9.26	0.21	0.18	0.39	(0.21)	—	(0.21)	9.44	4.30	18,213	0.49 (d)	0.52 (d)	4.44 (d)	268
Year ended 08/31/25	9.38	0.43	(0.11)	0.32	(0.44)	—	(0.44)	9.26	3.57	16,080	0.49	0.52	4.63	531
Year ended 08/31/24	8.98	0.44	0.41	0.85	(0.45)	—	(0.45)	9.38	9.72	17,505	0.49	0.54	4.88	465
Year ended 08/31/23	9.45	0.41	(0.45)	(0.04)	(0.43)	—	(0.43)	8.98	(0.34)	14,364	0.49	0.53	4.44	461
Year ended 08/31/22	11.38	0.26	(1.81)	(1.55)	(0.27)	(0.11)	(0.38)	9.45	(13.89)	14,000	0.50	0.52	2.55	321
Year ended 08/31/21	11.61	0.22	0.16	0.38	(0.25)	(0.36)	(0.61)	11.38	3.35	13,274	0.49	0.51	1.95	366
Class R6
Six months ended 02/28/26	9.25	0.21	0.20	0.41	(0.22)	—	(0.22)	9.44	4.44	2,536,141	0.43 (d)	0.45 (d)	4.50 (d)	268
Year ended 08/31/25	9.37	0.43	(0.10)	0.33	(0.45)	—	(0.45)	9.25	3.63	2,552,592	0.44	0.45	4.68	531
Year ended 08/31/24	8.97	0.44	0.41	0.85	(0.45)	—	(0.45)	9.37	9.77	2,638,610	0.46	0.47	4.91	465
Year ended 08/31/23	9.45	0.41	(0.45)	(0.04)	(0.44)	—	(0.44)	8.97	(0.41)	2,410,711	0.45	0.46	4.48	461
Year ended 08/31/22	11.38	0.27	(1.81)	(1.54)	(0.28)	(0.11)	(0.39)	9.45	(13.85)	2,406,339	0.45	0.45	2.60	321
Year ended 08/31/21	11.60	0.23	0.17	0.40	(0.26)	(0.36)	(0.62)	11.38	3.51	2,948,067	0.41	0.42	2.03	366

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Core Plus Bond Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

Invesco Core Plus Bond Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject

Invesco Core Plus Bond Fund

to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser $1,436 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures

Invesco Core Plus Bond Fund

contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”.  A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.  A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In

Invesco Core Plus Bond Fund

connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
R.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
S.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
T.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
U.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.450%
Next $500 million	0.425%
Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.39%.

Invesco Core Plus Bond Fund

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective January 1, 2026, the Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.78%, 1.53%, 1.03%, 0.53%, 0.50% and 0.43%, respectively, of the Fund’s average daily net assets (the "expense limits").  Prior to January 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026 . During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $142,480 and reimbursed class level expenses of $230,073, $6,028, $6,240, $229,623, $1,762 and $83,579 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $68,814 in front-end sales commissions from the sale of Class A shares and $18,372 and $352 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,111,130,836	$27,544,646	$2,138,675,482
Asset-Backed Securities	—	1,712,838,687	29,329,155	1,742,167,842
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,425,764,382	—	1,425,764,382
U.S. Treasury Securities	—	930,567,447	—	930,567,447
Variable Rate Senior Loan Interests	—	76,035,382	9,639,562	85,674,944
Preferred Stocks	69,893,535	146,900	—	70,040,435
Exchange-Traded Funds	66,244,167	—	—	66,244,167
Non-U.S. Dollar Denominated Bonds & Notes	—	11,922,853	—	11,922,853
Agency Credit Risk Transfer Notes	—	5,841,398	—	5,841,398
Common Stocks & Other Equity Interests	18,872	929,709	—	948,581
Municipal Obligations	—	564,784	—	564,784
Money Market Funds	151,649,279	285,329,480	—	436,978,759
Options Purchased	1,620,885	—	—	1,620,885
Total Investments in Securities	289,426,738	6,561,071,858	66,513,363	6,917,011,959
Other Investments - Assets*
Investments Matured	—	137,102	0	137,102
Futures Contracts	4,204,222	—	—	4,204,222
Forward Foreign Currency Contracts	—	26,274	—	26,274
	4,204,222	163,376	0	4,367,598
Other Investments - Liabilities*
Futures Contracts	(1,407,938)	—	—	(1,407,938)
Forward Foreign Currency Contracts	—	(34,672)	—	(34,672)
	(1,407,938)	(34,672)	—	(1,442,610)
Total Other Investments	2,796,284	128,704	0	2,924,988
Total Investments	$292,223,022	$6,561,200,562	$66,513,363	$6,919,936,947

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$4,204,222	$4,204,222
Unrealized appreciation on forward foreign currency contracts outstanding	26,274	—	—	26,274
Options purchased, at value — Exchange-Traded(b)	—	1,620,885	—	1,620,885
Total Derivative Assets	26,274	1,620,885	4,204,222	5,851,381
Derivatives not subject to master netting agreements	—	(1,620,885)	(4,204,222)	(5,825,107)
Total Derivative Assets subject to master netting agreements	$26,274	$—	$—	$26,274

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(1,407,938)	$(1,407,938)
Unrealized depreciation on forward foreign currency contracts outstanding	(34,672)	—	(34,672)
Total Derivative Liabilities	(34,672)	(1,407,938)	(1,442,610)
Derivatives not subject to master netting agreements	—	1,407,938	1,407,938
Total Derivative Liabilities subject to master netting agreements	$(34,672)	$—	$(34,672)

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

Invesco Core Plus Bond Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$108	$(24,461)	$(24,353)	$—	$—	$(24,353)
Goldman Sachs International	−	(7,595)	(7,595)	—	—	(7,595)
Morgan Stanley and Co. International PLC	26,166	−	26,166	—	—	26,166
Wells Fargo Bank, N.A.	−	(2,616)	(2,616)	—	—	(2,616)
Total	$26,274	$(34,672)	$(8,398)	$—	$—	$(8,398)
Effect of Derivative Investments for the six months ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$168,651	$-	$-	$168,651
Futures contracts	-	-	(6,629,518)	(6,629,518)
Options purchased(a)	-	1,173,652	-	1,173,652
Swap agreements	-	-	470,080	470,080
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(132,796)	-	-	(132,796)
Futures contracts	-	-	3,492,115	3,492,115
Options purchased(a)	-	(1,042,395)	-	(1,042,395)
Swap agreements	-	-	380,145	380,145
Total	$35,855	$131,257	$(2,287,178)	$(2,120,066)

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Swap Agreements
Average notional value	$16,640,261	$1,664,367,769	$91,897,500	$271,177,111
Average contracts	—	—	132	—

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $13,052.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Invesco Core Plus Bond Fund

NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$467,750,138	$423,133,434	$890,883,572
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $3,403,889,198 and $3,592,976,438, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$80,938,043
Aggregate unrealized (depreciation) of investments	(62,274,658)
Net unrealized appreciation of investments	$18,663,385
Cost of investments for tax purposes is $6,901,273,562.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	11,468,784	$107,414,060	25,542,195	$235,431,313
Class C	433,573	4,058,837	1,308,319	12,100,472
Class R	582,540	5,457,594	1,357,641	12,482,253
Class Y	25,032,268	234,683,416	61,376,536	565,937,592
Class R5	287,039	2,687,646	380,103	3,504,049
Class R6	29,157,277	272,816,409	52,714,769	485,305,183
Issued as reinvestment of dividends:
Class A	2,807,232	26,315,312	5,823,875	53,700,947
Class C	61,765	578,806	147,321	1,358,287
Class R	80,346	753,268	156,914	1,446,590
Class Y	2,250,501	21,111,240	4,813,810	44,423,738
Class R5	42,048	394,001	87,189	803,762
Class R6	6,274,240	58,775,700	12,667,820	116,696,051
Automatic conversion of Class C shares to Class A shares:
Class A	304,747	2,856,615	943,824	8,689,842
Class C	(304,846)	(2,856,615)	(944,115)	(8,689,842)
Reacquired:
Class A	(13,979,007)	(130,937,264)	(28,077,791)	(258,095,301)
Class C	(469,341)	(4,397,690)	(1,104,672)	(10,158,253)
Class R	(357,964)	(3,355,926)	(1,199,234)	(11,048,310)
Class Y	(35,687,000)	(335,614,716)	(76,354,433)	(702,459,117)
Class R5	(137,679)	(1,283,854)	(596,945)	(5,480,828)
Class R6	(42,670,567)	(400,565,277)	(71,035,819)	(655,913,817)
Net increase (decrease) in share activity	(14,824,044)	$(141,108,438)	(11,992,693)	$(109,965,389)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Core Plus Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Core Plus Bond Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
CPB-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Discovery Fund
Nasdaq:
A: OPOCX ■ C: ODICX ■ R: ODINX ■ Y: ODIYX ■ R5: DIGGX ■ R6: ODIIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.18%
Aerospace & Defense–10.76%
AeroVironment, Inc.(b)	191,312	$48,258,452
Carpenter Technology Corp.	395,120	157,285,419
Curtiss-Wright Corp.	214,320	150,094,726
Embraer S.A., ADR (Brazil)	1,519,094	109,708,969
Karman Holdings, Inc.(b)(c)	1,217,419	107,266,788
Kratos Defense & Security Solutions, Inc.(b)	677,024	58,345,928
Mercury Systems, Inc.(b)	935,013	83,244,207
		714,204,489
Aluminum–0.75%
Century Aluminum Co.(b)	965,511	49,781,747
Apparel Retail–1.32%
Boot Barn Holdings, Inc.(b)	463,726	87,746,234
Apparel, Accessories & Luxury Goods–0.72%
Gildan Activewear, Inc. (Canada)	704,205	47,949,319
Application Software–1.41%
Cellebrite DI Ltd. (Israel)(b)	3,267,579	43,589,504
Terawulf, Inc.(b)(c)	3,076,039	49,893,352
		93,482,856
Asset Management & Custody Banks–0.75%
StepStone Group, Inc., Class A	441,512	19,046,827
WisdomTree, Inc.	1,813,225	31,024,280
		50,071,107
Automotive Parts & Equipment–3.32%
Dana, Inc.	1,038,375	35,553,960
Garrett Motion, Inc. (Switzerland)	2,288,708	46,598,095
Modine Manufacturing Co.(b)	477,358	108,479,605
Patrick Industries, Inc.	240,114	29,723,712
		220,355,372
Biotechnology–5.13%
ADMA Biologics, Inc.(b)	1,054,518	16,418,845
BridgeBio Pharma, Inc.(b)	1,107,506	73,626,999
Caris Life Sciences, Inc.(b)	803,618	16,184,867
Halozyme Therapeutics, Inc.(b)	1,047,035	72,800,344
Insmed, Inc.(b)	152,035	22,703,387
Madrigal Pharmaceuticals, Inc.(b)	136,274	58,870,368
Nuvalent, Inc., Class A(b)	234,970	23,955,191
Protagonist Therapeutics, Inc.(b)	471,030	43,372,442
Rhythm Pharmaceuticals, Inc.(b)	134,236	12,447,704
		340,380,147
Cargo Ground Transportation–0.82%
Knight-Swift Transportation Holdings, Inc.	866,986	54,550,759
Casinos & Gaming–0.73%
Red Rock Resorts, Inc., Class A	804,628	48,720,225
Communications Equipment–1.17%
Lumentum Holdings, Inc.(b)	111,010	77,808,019
Shares		Value
Construction & Engineering–7.79%
Argan, Inc.	227,450	$102,636,812
Construction Partners, Inc., Class A(b)	722,421	97,071,710
Everus Construction Group, Inc.(b)	511,859	61,868,397
Primoris Services Corp.	593,760	89,491,507
Solv Energy, Inc., Class A(b)	682,898	21,524,945
Sterling Infrastructure, Inc.(b)	337,989	144,703,231
		517,296,602
Construction Machinery & Heavy Transportation Equipment– 1.19%
Federal Signal Corp.	675,400	78,636,822
Consumer Finance–1.21%
Enova International, Inc.(b)	505,902	70,345,673
Figure Technology Solutions, Inc., Class A(b)(c)	400,545	10,125,778
		80,471,451
Copper–0.91%
ERO Copper Corp. (Brazil)(b)	1,775,792	60,696,571
Diversified Metals & Mining–0.62%
MP Materials Corp.(b)(c)	695,603	40,950,149
Diversified Support Services–1.22%
VSE Corp.	356,422	80,932,744
Electrical Components & Equipment–0.79%
Powell Industries, Inc.	99,625	52,163,650
Electronic Equipment & Instruments–2.69%
Advanced Energy Industries, Inc.	531,197	178,253,777
Electronic Manufacturing Services–5.75%
Fabrinet (Thailand)(b)	293,456	160,118,397
Sanmina Corp.(b)	461,886	71,712,420
TTM Technologies, Inc.(b)	1,439,506	150,054,106
		381,884,923
Gold–1.10%
Orla Mining Ltd. (Canada)	3,361,351	72,672,409
Health Care Equipment–1.59%
Glaukos Corp.(b)	206,511	24,863,924
IRhythm Holdings, Inc.(b)	326,976	43,733,040
TransMedics Group, Inc.(b)(c)	256,507	37,260,207
		105,857,171
Health Care Facilities–1.14%
Encompass Health Corp.	704,088	75,957,013
Health Care Services–5.25%
BillionToOne, Inc.(b)(c)	182,348	13,918,623
BrightSpring Health Services, Inc.(b)	3,300,711	136,748,457
GeneDx Holdings Corp.(b)	378,962	30,207,061
Guardant Health, Inc.(b)	1,226,700	115,187,130
RadNet, Inc.(b)	752,606	52,539,425
		348,600,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Discovery Fund

Shares		Value
Health Care Technology–0.25%
Heartflow, Inc.(b)	714,978	$16,558,891
Heavy Electrical Equipment–1.66%
Bloom Energy Corp., Class A(b)	344,529	53,632,829
Forgent Power Solutions, Inc.(b)	1,638,061	56,332,918
		109,965,747
Independent Power Producers & Energy Traders–0.70%
Talen Energy Corp.(b)	125,720	46,638,348
Industrial Machinery & Supplies & Components–4.38%
Crane Co.	254,837	51,102,464
ESCO Technologies, Inc.	422,293	117,097,626
SPX Technologies, Inc.(b)	540,312	122,618,405
		290,818,495
Investment Banking & Brokerage–3.81%
Evercore, Inc., Class A	304,997	94,195,273
Marex Group PLC (United Kingdom)	1,108,189	48,161,894
Piper Sandler Cos.	219,082	64,749,685
PJT Partners, Inc., Class A	190,718	28,165,234
Virtu Financial, Inc., Class A	429,226	17,774,249
		253,046,335
Leisure Facilities–0.43%
Planet Fitness, Inc., Class A(b)	349,297	28,694,749
Life Sciences Tools & Services–0.72%
Repligen Corp.(b)	371,656	47,843,277
Managed Health Care–0.87%
Alignment Healthcare, Inc.(b)	2,278,614	43,794,961
HealthEquity, Inc.(b)	182,514	13,960,496
		57,755,457
Oil & Gas Equipment & Services–3.20%
Archrock, Inc.	1,918,851	67,793,006
TechnipFMC PLC (United Kingdom)	2,177,156	144,367,214
		212,160,220
Other Specialty Retail–1.40%
Five Below, Inc.(b)	416,078	93,005,915
Pharmaceuticals–2.06%
Axsome Therapeutics, Inc.(b)	462,285	75,763,889
Ligand Pharmaceuticals, Inc.(b)	307,966	61,072,737
		136,836,626
Property & Casualty Insurance–0.37%
Palomar Holdings, Inc.(b)	199,003	24,618,661
Regional Banks–1.24%
Ameris Bancorp	666,461	51,757,361
Bancorp, Inc. (The)(b)	583,673	30,636,996
		82,394,357
Shares		Value
Restaurants–0.54%
Dutch Bros, Inc., Class A(b)	669,826	$35,909,372
Semiconductor Materials & Equipment–3.84%
MKS, Inc.	365,679	89,393,888
Nova Ltd. (Israel)(b)	256,766	112,684,327
Onto Innovation, Inc.(b)	243,715	52,615,632
		254,693,847
Semiconductors–10.35%
Allegro MicroSystems, Inc.(b)	798,636	29,126,255
Lattice Semiconductor Corp.(b)	1,137,902	108,806,189
MACOM Technology Solutions Holdings, Inc.(b)	711,557	176,551,523
Rambus, Inc.(b)	726,385	72,391,529
SiTime Corp.(b)	383,803	152,707,538
Tower Semiconductor Ltd. (Israel)(b)	1,180,232	147,375,570
		686,958,604
Specialty Chemicals–0.54%
Element Solutions, Inc.	1,020,379	35,805,099
Steel–2.08%
ATI, Inc.(b)	844,197	138,102,187
Systems Software–0.61%
JFrog Ltd.(b)	1,011,663	40,618,269
Total Common Stocks & Other Equity Interests (Cost $4,321,202,448)		6,451,848,708
Money Market Funds–2.41%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e)	55,967,640	55,967,640
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	103,938,721	103,938,721
Total Money Market Funds (Cost $159,906,361)		159,906,361
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $4,481,108,809)		6,611,755,069
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.29%
Invesco Private Government Fund, 3.64%(d)(e)(f)	60,893,537	60,893,537
Invesco Private Prime Fund, 3.81%(d)(e)(f)	157,962,047	158,009,436
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $218,902,973)		218,902,973
TOTAL INVESTMENTS IN SECURITIES–102.88% (Cost $4,700,011,782)		6,830,658,042
OTHER ASSETS LESS LIABILITIES—(2.88)%		(191,420,923)
NET ASSETS–100.00%		$6,639,237,119
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Discovery Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,351,814	$473,431,902	$(433,816,076)	$-	$-	$55,967,640	$995,605
Invesco Treasury Portfolio, Institutional Class	30,366,474	879,230,674	(805,658,427)	-	-	103,938,721	1,826,040
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	122,869,396	(61,975,859)	-	-	60,893,537	298,207*
Invesco Private Prime Fund	-	301,562,217	(143,552,781)	-	-	158,009,436	803,913*
Total	$46,718,288	$1,777,094,189	$(1,445,003,143)	$-	$-	$378,809,334	$3,923,765

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Discovery Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,321,202,448)*	$6,451,848,708
Investments in affiliated money market funds, at value (Cost $378,809,334)	378,809,334
Cash	1,594,851
Receivable for:
Investments sold	18,559,708
Fund shares sold	12,652,419
Dividends	2,432,479
Investment for trustee deferred compensation and retirement plans	180,476
Other assets	119,655
Total assets	6,866,197,630
Liabilities:
Payable for:
Investments purchased	809,189
Dividends	432
Fund shares reacquired	5,286,596
Collateral upon return of securities loaned	218,902,973
Accrued fees to affiliates	1,546,203
Accrued trustees’ and officers’ fees and benefits	23,032
Accrued other operating expenses	163,708
Trustee deferred compensation and retirement plans	228,378
Total liabilities	226,960,511
Net assets applicable to shares outstanding	$6,639,237,119
Net assets consist of:
Shares of beneficial interest	$4,296,134,929
Distributable earnings	2,343,102,190
$6,639,237,119
Net Assets:
Class A	$1,829,928,543
Class C	$27,878,096
Class R	$46,126,167
Class Y	$2,448,303,085
Class R5	$2,498,169
Class R6	$2,284,503,059
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	16,548,088
Class C	677,336
Class R	507,172
Class Y	17,125,717
Class R5	21,937
Class R6	15,302,082
Class A:
Net asset value per share	$110.58
Maximum offering price per share (Net asset value of $110.58 ÷ 94.50%)	$117.02
Class C:
Net asset value and offering price per share	$41.16
Class R:
Net asset value and offering price per share	$90.95
Class Y:
Net asset value and offering price per share	$142.96
Class R5:
Net asset value and offering price per share	$113.88
Class R6:
Net asset value and offering price per share	$149.29

*	At February 28, 2026, securities with an aggregate value of $208,547,053 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Discovery Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $23,765)	$6,742,151
Dividends from affiliated money market funds (includes net securities lending income of $211,693)	3,033,338
Total investment income	9,775,489
Expenses:
Advisory fees	17,054,724
Administrative services fees	420,729
Custodian fees	12,993
Distribution fees:
Class A	1,985,015
Class C	133,497
Class R	104,781
Transfer agent fees — A, C, R and Y	2,846,933
Transfer agent fees — R5	2,009
Transfer agent fees — R6	246,591
Trustees’ and officers’ fees and benefits	30,895
Registration and filing fees	60,819
Reports to shareholders	130,736
Professional services fees	46,029
Other	25,982
Total expenses	23,101,733
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(120,280)
Net expenses	22,981,453
Net investment income (loss)	(13,205,964)
Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	444,804,621
Change in net unrealized appreciation of unaffiliated investment securities	739,758,097
Net realized and unrealized gain	1,184,562,718
Net increase in net assets resulting from operations	$1,171,356,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Discovery Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income (loss)	$(13,205,964)	$(17,673,992)
Net realized gain	444,804,621	540,953,492
Change in net unrealized appreciation	739,758,097	32,714,545
Net increase in net assets resulting from operations	1,171,356,754	555,994,045
Distributions to shareholders from distributable earnings:
Class A	(197,744,287)	(102,211,153)
Class C	(6,985,855)	(3,834,765)
Class R	(5,849,360)	(3,145,323)
Class Y	(202,663,395)	(98,251,533)
Class R5	(253,438)	(327,199)
Class R6	(179,887,519)	(72,263,495)
Total distributions from distributable earnings	(593,383,854)	(280,033,468)
Share transactions–net:
Class A	101,127,595	(22,618,245)
Class C	3,444,411	(1,252,125)
Class R	4,283,881	(3,846,095)
Class Y	295,234,498	10,341,341
Class R5	(3,340,501)	2,676,525
Class R6	371,654,365	310,743,838
Net increase in net assets resulting from share transactions	772,404,249	296,045,239
Net increase in net assets	1,350,377,149	572,005,816
Net assets:
Beginning of period	5,288,859,970	4,716,854,154
End of period	$6,639,237,119	$5,288,859,970
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Discovery Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Class A
Six months ended 02/28/26	$103.25	$(0.35)(b)	$20.95	$20.60	$(13.27)	$110.58	21.65%(e)	$1,829,929	0.99%(e)(f)	0.99%(e)(f)	(0.66)%(b)(e)(f)	45%
Year ended 08/31/25	98.69	(0.54)	11.72	11.18	(6.62)	103.25	11.38 (e)	1,592,888	1.03 (e)	1.03 (e)	(0.57)(e)	87
Year ended 08/31/24	80.68	(0.41)	18.42	18.01	—	98.69	22.33 (e)	1,551,034	1.04 (e)	1.04 (e)	(0.49)(e)	86
Year ended 08/31/23	75.57	(0.36)	5.47	5.11	—	80.68	6.76 (e)	1,394,517	1.03 (e)	1.03 (e)	(0.48)(e)	83
Year ended 08/31/22	124.56	(0.49)	(27.15)	(27.64)	(21.35)	75.57	(26.13)(e)	1,425,847	1.02 (e)	1.02 (e)	(0.54)(e)	84
Year ended 08/31/21	101.13	(0.85)	36.59	35.74	(12.31)	124.56	37.24 (e)	2,090,984	1.01 (e)	1.01 (e)	(0.74)(e)	61
Class C
Six months ended 02/28/26	46.34	(0.31)(b)	8.40	8.09	(13.27)	41.16	21.20	27,878	1.75 (f)	1.75 (f)	(1.42)(b)(f)	45
Year ended 08/31/25	47.92	(0.59)	5.63	5.04	(6.62)	46.34	10.53	26,210	1.79	1.79	(1.33)	87
Year ended 08/31/24	39.48	(0.52)	8.96	8.44	—	47.92	21.38	28,690	1.80	1.80	(1.25)	86
Year ended 08/31/23	37.26	(0.46)	2.68	2.22	—	39.48	5.96	28,808	1.79	1.79	(1.24)	83
Year ended 08/31/22	73.13	(0.63)	(13.89)	(14.52)	(21.35)	37.26	(26.68)	33,135	1.78	1.78	(1.30)	84
Year ended 08/31/21	64.09	(1.03)	22.38	21.35	(12.31)	73.13	36.20	56,388	1.78	1.78	(1.51)	61
Class R
Six months ended 02/28/26	87.22	(0.41)(b)	17.41	17.00	(13.27)	90.95	21.49	46,126	1.25 (f)	1.25 (f)	(0.92)(b)(f)	45
Year ended 08/31/25	84.50	(0.67)	10.01	9.34	(6.62)	87.22	11.09	39,394	1.29	1.29	(0.83)	87
Year ended 08/31/24	69.27	(0.55)	15.78	15.23	—	84.50	21.98	42,245	1.30	1.30	(0.75)	86
Year ended 08/31/23	65.06	(0.48)	4.69	4.21	—	69.27	6.47	40,864	1.29	1.29	(0.74)	83
Year ended 08/31/22	110.57	(0.64)	(23.52)	(24.16)	(21.35)	65.06	(26.31)	41,445	1.28	1.28	(0.80)	84
Year ended 08/31/21	91.16	(1.03)	32.75	31.72	(12.31)	110.57	36.89	64,908	1.28	1.28	(1.01)	61
Class Y
Six months ended 02/28/26	129.72	(0.28)(b)	26.79	26.51	(13.27)	142.96	21.80	2,448,303	0.75 (f)	0.75 (f)	(0.42)(b)(f)	45
Year ended 08/31/25	122.18	(0.39)	14.55	14.16	(6.62)	129.72	11.64	1,928,668	0.79	0.79	(0.33)	87
Year ended 08/31/24	99.65	(0.26)	22.79	22.53	—	122.18	22.61	1,810,579	0.80	0.80	(0.25)	86
Year ended 08/31/23	93.12	(0.22)	6.75	6.53	—	99.65	7.01	1,490,868	0.79	0.79	(0.24)	83
Year ended 08/31/22	147.99	(0.33)	(33.19)	(33.52)	(21.35)	93.12	(25.94)	1,532,285	0.78	0.78	(0.30)	84
Year ended 08/31/21	117.95	(0.69)	43.04	42.35	(12.31)	147.99	37.56	1,769,717	0.78	0.78	(0.51)	61
Class R5
Six months ended 02/28/26	105.84	(0.21)(b)	21.52	21.31	(13.27)	113.88	21.79	2,498	0.70 (f)	0.70 (f)	(0.37)(b)(f)	45
Year ended 08/31/25	100.72	(0.25)	11.99	11.74	(6.62)	105.84	11.72	5,323	0.72	0.72	(0.26)	87
Year ended 08/31/24	82.05	(0.12)	18.79	18.67	—	100.72	22.76	2,460	0.69	0.69	(0.14)	86
Year ended 08/31/23	76.48	(0.09)	5.66	5.57	—	82.05	7.28	1,364	0.68	0.68	(0.13)	83
Year ended 08/31/22	125.62	(0.28)	(27.51)	(27.79)	(21.35)	76.48	(26.01)	1,139	0.71	0.71	(0.23)	84
Year ended 08/31/21	101.62	(0.52)	36.83	36.31	(12.31)	125.62	37.67	15,580	0.72	0.72	(0.45)	61
Class R6
Six months ended 02/28/26	134.85	(0.21)(b)	27.92	27.71	(13.27)	149.29	21.87	2,284,503	0.62 (f)	0.62 (f)	(0.29)(b)(f)	45
Year ended 08/31/25	126.60	(0.23)	15.10	14.87	(6.62)	134.85	11.79	1,696,377	0.65	0.65	(0.19)	87
Year ended 08/31/24	103.11	(0.12)	23.61	23.49	—	126.60	22.78	1,281,846	0.66	0.66	(0.11)	86
Year ended 08/31/23	96.23	(0.10)	6.98	6.88	—	103.11	7.15	833,290	0.66	0.66	(0.11)	83
Year ended 08/31/22	152.02	(0.19)	(34.25)	(34.44)	(21.35)	96.23	(25.85)	578,210	0.65	0.65	(0.17)	84
Year ended 08/31/21	120.70	(0.50)	44.13	43.63	(12.31)	152.02	37.78	553,738	0.63	0.63	(0.36)	61

(a)	Calculated using average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the six months ended February 28, 2026.
Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.37) and (0.68)%, $(0.33) and (1.44)%,
$(0.43) and (0.94)%, $(0.30) and (0.44)%, $(0.23) and (0.39)%, $(0.23) and (0.31)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%, 0.24%, 0.24%, 0.24%,
0.24% and 0.23% for the six months ended February 28, 2026 and years ended August 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Discovery Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek long-term capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Discovery Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
10
Invesco Discovery Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser $22,697 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Next $3.5 billion	0.580%
Over $5 billion	0.550%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.58%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $76,809.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
11
Invesco Discovery Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $18,644 in front-end sales commissions from the sale of Class A shares and $17 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2026, the Fund incurred $33,628 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,451,848,708	$—	$—	$6,451,848,708
Money Market Funds	159,906,361	218,902,973	—	378,809,334
Total Investments	$6,611,755,069	$218,902,973	$—	$6,830,658,042
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $43,471.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $2,636,401,938 and $2,594,889,447, respectively. As of February 28, 2026, the aggregate cost
12
Invesco Discovery Fund

of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,224,346,024
Aggregate unrealized (depreciation) of investments	(106,955,259)
Net unrealized appreciation of investments	$2,117,390,765
Cost of investments for tax purposes is $4,713,267,277.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	392,902	$42,597,579	1,152,279	$109,579,908
Class C	43,363	1,882,162	57,044	2,544,445
Class R	27,760	2,512,180	49,764	4,143,991
Class Y	2,907,910	399,332,271	3,687,838	440,945,181
Class R5	2,394	263,937	38,511	3,906,501
Class R6	2,917,590	414,504,629	5,024,697	630,482,518
Issued as reinvestment of dividends:
Class A	1,942,412	189,618,213	959,668	98,375,588
Class C	190,281	6,924,338	81,692	3,779,095
Class R	72,575	5,829,929	36,132	3,134,114
Class Y	1,309,055	165,137,298	621,743	79,937,532
Class R5	2,509	252,083	3,114	326,523
Class R6	1,356,606	178,678,613	537,644	71,780,904
Automatic conversion of Class C shares to Class A shares:
Class A	11,253	1,216,229	26,943	2,642,708
Class C	(28,060)	(1,216,229)	(58,925)	(2,642,708)
Reacquired:
Class A	(1,225,292)	(132,304,426)	(2,428,185)	(233,216,449)
Class C	(93,812)	(4,145,860)	(112,895)	(4,932,957)
Class R	(44,824)	(4,058,228)	(134,192)	(11,124,200)
Class Y	(1,958,711)	(269,235,071)	(4,261,508)	(510,541,372)
Class R5	(33,258)	(3,856,521)	(15,753)	(1,556,499)
Class R6	(1,552,104)	(221,528,877)	(3,107,861)	(391,519,584)
Net increase in share activity	6,240,549	$772,404,249	2,157,750	$296,045,239

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Discovery Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Discovery Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
O-DIS-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Discovery Large Cap Fund
Nasdaq:
A: OPTFX ■ C: OTFCX ■ R: OTCNX ■ Y: OTCYX ■ R5: CPTUX ■ R6: OPTIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.29%
Aerospace & Defense–4.59%
General Electric Co.	289,404	$99,051,413
Howmet Aerospace, Inc.	463,227	121,610,984
L3Harris Technologies, Inc.	123,874	45,157,028
		265,819,425
Apparel Retail–1.34%
TJX Cos., Inc. (The)	481,650	77,863,539
Application Software–0.87%
AppLovin Corp., Class A(b)(c)	64,113	27,874,409
Palantir Technologies, Inc., Class A(b)	164,914	22,624,552
		50,498,961
Asset Management & Custody Banks–1.02%
BlackRock, Inc.	55,836	59,366,510
Automobile Manufacturers–2.19%
Tesla, Inc.(b)	315,229	126,882,825
Biotechnology–1.51%
AbbVie, Inc.	260,468	60,449,414
argenx SE, ADR (Netherlands)(b)	35,198	26,994,050
		87,443,464
Broadline Retail–4.63%
Amazon.com, Inc.(b)	1,276,664	268,099,440
Cargo Ground Transportation–0.52%
XPO, Inc.(b)(c)	142,862	30,068,165
Coal & Consumable Fuels–1.43%
Cameco Corp. (Canada)	702,459	83,171,146
Communications Equipment–0.86%
Arista Networks, Inc.(b)	372,504	49,729,284
Construction & Engineering–2.37%
Quanta Services, Inc.	244,228	137,519,902
Construction Machinery & Heavy Transportation Equipment– 1.95%
Caterpillar, Inc.	112,120	83,286,100
PACCAR, Inc.	235,268	29,664,942
		112,951,042
Consumer Finance–1.38%
American Express Co.	258,647	79,896,058
Consumer Staples Merchandise Retail–1.48%
Walmart, Inc.(c)	671,650	85,937,617
Copper–1.13%
Freeport-McMoRan, Inc.	958,878	65,280,414
Electrical Components & Equipment–2.21%
Vertiv Holdings Co., Class A	502,847	128,170,672
Electronic Components–2.36%
Amphenol Corp., Class A	636,870	93,021,232
Shares		Value
Electronic Components–(continued)
Coherent Corp.(b)	169,674	$43,933,689
		136,954,921
Financial Exchanges & Data–0.48%
Moody’s Corp.	57,702	27,557,898
Health Care Distributors–1.58%
Cencora, Inc.	162,922	60,629,793
McKesson Corp.	31,256	30,861,237
		91,491,030
Health Care Equipment–0.39%
Boston Scientific Corp.(b)	296,390	22,777,572
Health Care REITs–0.71%
Welltower, Inc.	197,455	40,896,880
Heavy Electrical Equipment–1.83%
GE Vernova, Inc.	121,164	105,848,870
Hotels, Resorts & Cruise Lines–2.31%
Hilton Worldwide Holdings, Inc.	337,036	105,081,084
Viking Holdings Ltd.(b)	372,884	29,092,410
		134,173,494
Industrial Machinery & Supplies & Components–1.36%
Parker-Hannifin Corp.	77,958	78,673,654
Interactive Media & Services–12.36%
Alphabet, Inc., Class C	1,374,649	428,106,938
Meta Platforms, Inc., Class A	392,434	254,367,870
Reddit, Inc., Class A(b)(c)	230,417	33,597,103
		716,071,911
Internet Services & Infrastructure–1.79%
Cloudflare, Inc., Class A(b)	295,249	50,838,925
Snowflake, Inc., Class A(b)	315,204	53,083,506
		103,922,431
Investment Banking & Brokerage–1.73%
Goldman Sachs Group, Inc. (The)	116,520	100,157,096
Life Sciences Tools & Services–0.61%
Thermo Fisher Scientific, Inc.	67,732	35,295,823
Movies & Entertainment–1.03%
Netflix, Inc.(b)	619,315	59,602,876
Pharmaceuticals–1.94%
Eli Lilly and Co.	106,672	112,217,877
Real Estate Services–0.89%
CBRE Group, Inc., Class A(b)	350,907	51,814,928
Semiconductor Materials & Equipment–3.99%
ASML Holding N.V., New York Shares (Netherlands)	55,744	80,860,017
Lam Research Corp.	641,990	150,155,041
		231,015,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Discovery Large Cap Fund

Shares		Value
Semiconductors–21.27%
Broadcom, Inc.	784,375	$250,647,031
Monolithic Power Systems, Inc.	83,226	95,105,679
NVIDIA Corp.	3,907,156	692,308,972
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	519,778	194,698,443
		1,232,760,125
Systems Software–5.84%
Microsoft Corp.	862,388	338,694,263
Technology Hardware, Storage & Peripherals–5.30%
Apple, Inc.	1,161,957	306,965,800
Transaction & Payment Processing Services–1.04%
Mastercard, Inc., Class A	117,097	60,563,739
Total Common Stocks & Other Equity Interests (Cost $2,787,858,672)		5,696,154,710
Money Market Funds–2.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e)	44,155,960	44,155,960
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	82,003,926	82,003,926
Total Money Market Funds (Cost $126,159,886)		126,159,886
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.47% (Cost $2,914,018,558)		5,822,314,596
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.90%
Invesco Private Government Fund, 3.64%(d)(e)(f)	52,089,401	$52,089,401
Invesco Private Prime Fund, 3.81%(d)(e)(f)	58,372,029	58,389,540
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $110,478,941)		110,478,941
TOTAL INVESTMENTS IN SECURITIES–102.37% (Cost $3,024,497,499)		5,932,793,537
OTHER ASSETS LESS LIABILITIES—(2.37)%		(137,424,474)
NET ASSETS–100.00%		$5,795,369,063
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,210,211	$239,674,556	$(199,728,807)	$-	$-	$44,155,960	$259,649
Invesco Treasury Portfolio, Institutional Class	7,818,956	445,109,890	(370,924,920)	-	-	82,003,926	476,721
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,981,027	386,700,833	(393,592,459)	-	-	52,089,401	332,428*
Invesco Private Prime Fund	152,817,015	608,460,914	(702,891,189)	(5,217)	8,017	58,389,540	917,047*
Total	$223,827,209	$1,679,946,193	$(1,667,137,375)	$(5,217)	$8,017	$236,638,827	$1,985,845

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Discovery Large Cap Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,787,858,672)*	$5,696,154,710
Investments in affiliated money market funds, at value (Cost $236,638,827)	236,638,827
Cash	5,000,000
Receivable for:
Investments sold	29,542,692
Fund shares sold	1,143,579
Dividends	2,013,687
Investment for trustee deferred compensation and retirement plans	496,822
Other assets	101,956
Total assets	5,971,092,273
Liabilities:
Payable for:
Investments purchased	59,256,865
Fund shares reacquired	3,085,932
Collateral upon return of securities loaned	110,478,941
Accrued fees to affiliates	2,052,438
Accrued trustees’ and officers’ fees and benefits	194,960
Accrued other operating expenses	157,252
Trustee deferred compensation and retirement plans	496,822
Total liabilities	175,723,210
Net assets applicable to shares outstanding	$5,795,369,063
Net assets consist of:
Shares of beneficial interest	$2,704,110,629
Distributable earnings	3,091,258,434
$5,795,369,063
Net Assets:
Class A	$5,194,399,397
Class C	$151,954,023
Class R	$211,220,420
Class Y	$193,264,060
Class R5	$14,505
Class R6	$44,516,658
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	62,383,898
Class C	4,151,062
Class R	2,967,190
Class Y	1,941,970
Class R5	170
Class R6	438,062
Class A:
Net asset value per share	$83.27
Maximum offering price per share (Net asset value of $83.27 ÷ 94.50%)	$88.12
Class C:
Net asset value and offering price per share	$36.61
Class R:
Net asset value and offering price per share	$71.19
Class Y:
Net asset value and offering price per share	$99.52
Class R5:
Net asset value and offering price per share	$85.32
Class R6:
Net asset value and offering price per share	$101.62

*	At February 28, 2026, securities with an aggregate value of $108,629,105 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Discovery Large Cap Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $186,526)	$11,693,474
Dividends from affiliated money market funds (includes net securities lending income of $49,780)	786,150
Total investment income	12,479,624
Expenses:
Advisory fees	17,196,729
Administrative services fees	432,187
Custodian fees	13,686
Distribution fees:
Class A	6,158,116
Class C	826,659
Class R	544,593
Transfer agent fees — A, C, R and Y	2,743,439
Transfer agent fees — R5	2
Transfer agent fees — R6	6,576
Trustees’ and officers’ fees and benefits	(3,467)
Registration and filing fees	61,146
Reports to shareholders	93,322
Professional services fees	48,783
Other	30,388
Total expenses	28,152,159
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(148,438)
Net expenses	28,003,721
Net investment income (loss)	(15,524,097)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	362,641,713
Affiliated investment securities	8,017
Foreign currencies	1,765
362,651,495
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(265,672,554)
Affiliated investment securities	(5,217)
Foreign currencies	8
(265,677,763)
Net realized and unrealized gain	96,973,732
Net increase in net assets resulting from operations	$81,449,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Discovery Large Cap Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income (loss)	$(15,524,097)	$(25,632,703)
Net realized gain	362,651,495	553,399,811
Change in net unrealized appreciation (depreciation)	(265,677,763)	424,279,176
Net increase in net assets resulting from operations	81,449,635	952,046,284
Distributions to shareholders from distributable earnings:
Class A	(533,723,721)	(149,673,330)
Class C	(32,651,113)	(9,741,012)
Class R	(24,609,282)	(6,705,238)
Class Y	(18,055,941)	(4,480,053)
Class R5	(1,583)	(2,491)
Class R6	(3,758,150)	(742,828)
Total distributions from distributable earnings	(612,799,790)	(171,344,952)
Share transactions–net:
Class A	249,419,189	(257,528,031)
Class C	14,489,171	(16,125,138)
Class R	18,016,360	(3,239,063)
Class Y	(692,529)	7,390,800
Class R5	—	(64,846)
Class R6	3,302,852	15,207,121
Net increase (decrease) in net assets resulting from share transactions	284,535,043	(254,359,157)
Net increase (decrease) in net assets	(246,815,112)	526,342,175
Net assets:
Beginning of period	6,042,184,175	5,515,842,000
End of period	$5,795,369,063	$6,042,184,175
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Discovery Large Cap Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$91.37	$(0.22)	$1.41	$1.19	$(9.29)	$83.27	1.25%(d)	$5,194,399	0.91%(d)(e)	0.91%(d)(e)	(0.50)%(d)(e)	33%
Year ended 08/31/25	79.51	(0.36)(f)	14.67	14.31	(2.45)	91.37	18.12 (d)	5,405,401	0.93 (d)	0.93 (d)	(0.44)(d)(f)	63
Year ended 08/31/24	60.17	(0.23)	19.57	19.34	—	79.51	32.15 (d)	4,959,186	0.94 (d)	0.95 (d)	(0.35)(d)	55
Year ended 08/31/23	52.44	(0.10)	8.25	8.15	(0.42)	60.17	15.73 (d)	4,017,461	0.97 (d)	0.97 (d)	(0.20)(d)	83
Year ended 08/31/22	88.67	(0.22)	(16.26)	(16.48)	(19.75)	52.44	(23.55)(d)	3,767,413	0.94 (d)	0.94 (d)	(0.35)(d)	70
Year ended 08/31/21	70.34	(0.35)	21.03	20.68	(2.35)	88.67	30.19 (d)	5,364,306	0.95 (d)	0.95 (d)	(0.46)(d)	78
Class C
Six months ended 02/28/26	45.44	(0.27)	0.73	0.46	(9.29)	36.61	0.87	151,954	1.68 (e)	1.68 (e)	(1.27)(e)	33
Year ended 08/31/25	40.93	(0.50)(f)	7.46	6.96	(2.45)	45.44	17.21	168,237	1.70	1.70	(1.21)(f)	63
Year ended 08/31/24	31.22	(0.40)	10.11	9.71	—	40.93	31.10	167,666	1.71	1.72	(1.12)	55
Year ended 08/31/23	27.63	(0.26)	4.27	4.01	(0.42)	31.22	14.86	145,370	1.74	1.74	(0.97)	83
Year ended 08/31/22	56.55	(0.40)	(8.77)	(9.17)	(19.75)	27.63	(24.16)	146,841	1.71	1.71	(1.12)	70
Year ended 08/31/21	46.01	(0.60)	13.49	12.89	(2.35)	56.55	29.17	221,514	1.73	1.73	(1.24)	78
Class R
Six months ended 02/28/26	79.55	(0.30)	1.23	0.93	(9.29)	71.19	1.10	211,220	1.18 (e)	1.18 (e)	(0.77)(e)	33
Year ended 08/31/25	69.69	(0.51)(f)	12.82	12.31	(2.45)	79.55	17.79	215,262	1.20	1.20	(0.71)(f)	63
Year ended 08/31/24	52.88	(0.37)	17.18	16.81	—	69.69	31.79	192,248	1.21	1.22	(0.62)	55
Year ended 08/31/23	46.26	(0.21)	7.25	7.04	(0.42)	52.88	15.43	145,497	1.24	1.24	(0.47)	83
Year ended 08/31/22	80.77	(0.36)	(14.40)	(14.76)	(19.75)	46.26	(23.76)	127,130	1.21	1.21	(0.62)	70
Year ended 08/31/21	64.44	(0.51)	19.19	18.68	(2.35)	80.77	29.83	175,274	1.23	1.23	(0.74)	78
Class Y
Six months ended 02/28/26	107.31	(0.14)	1.64	1.50	(9.29)	99.52	1.35	193,264	0.68 (e)	0.68 (e)	(0.27)(e)	33
Year ended 08/31/25	92.80	(0.20)(f)	17.16	16.96	(2.45)	107.31	18.38	208,937	0.70	0.70	(0.21)(f)	63
Year ended 08/31/24	70.07	(0.09)	22.82	22.73	—	92.80	32.43	172,733	0.71	0.72	(0.12)	55
Year ended 08/31/23	60.85	0.02	9.62	9.64	(0.42)	70.07	16.01	126,483	0.74	0.74	0.03	83
Year ended 08/31/22	99.48	(0.09)	(18.79)	(18.88)	(19.75)	60.85	(23.38)	108,866	0.71	0.71	(0.12)	70
Year ended 08/31/21	78.49	(0.21)	23.55	23.34	(2.35)	99.48	30.44	158,879	0.73	0.73	(0.24)	78
Class R5
Six months ended 02/28/26	93.28	(0.10)	1.43	1.33	(9.29)	85.32	1.37	15	0.62 (e)	0.62 (e)	(0.21)(e)	33
Year ended 08/31/25	80.93	(0.18)(f)	14.98	14.80	(2.45)	93.28	18.41	16	0.70	0.70	(0.21)(f)	63
Year ended 08/31/24	61.11	(0.08)	19.90	19.82	—	80.93	32.43	82	0.71	0.71	(0.12)	55
Year ended 08/31/23	53.11	0.03	8.39	8.42	(0.42)	61.11	16.04	62	0.72	0.72	0.05	83
Year ended 08/31/22	89.38	(0.06)	(16.46)	(16.52)	(19.75)	53.11	(23.38)	77	0.70	0.70	(0.11)	70
Year ended 08/31/21	70.69	(0.14)	21.18	21.04	(2.35)	89.38	30.55	46	0.67	0.69	(0.18)	78
Class R6
Six months ended 02/28/26	109.35	(0.11)	1.67	1.56	(9.29)	101.62	1.39	44,517	0.62 (e)	0.62 (e)	(0.21)(e)	33
Year ended 08/31/25	94.46	(0.14)(f)	17.48	17.34	(2.45)	109.35	18.46	44,332	0.63	0.63	(0.14)(f)	63
Year ended 08/31/24	71.27	(0.03)	23.22	23.19	—	94.46	32.54	23,927	0.64	0.64	(0.05)	55
Year ended 08/31/23	61.84	0.07	9.78	9.85	(0.42)	71.27	16.09	15,641	0.65	0.65	0.12	83
Year ended 08/31/22	100.70	(0.03)	(19.08)	(19.11)	(19.75)	61.84	(23.32)	12,895	0.63	0.63	(0.04)	70
Year ended 08/31/21	79.32	(0.12)	23.85	23.73	(2.35)	100.70	30.62	19,838	0.62	0.63	(0.13)	78

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 0.23%, 0.23%, 0.23%,
0.23% and 0.22% for the six months ended February 28, 2026 and the years ended August 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
(f)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended ended August 31, 2025.
Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.41) and (0.50)%, $(0.55) and (1.27)%,
$(0.56) and (0.77)%, $(0.25) and (0.27)%, $(0.23) and (0.27)%, $(0.19) and (0.20)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Discovery Large Cap Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Discovery Large Cap Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Discovery Large Cap Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
9
Invesco Discovery Large Cap Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser $3,124 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
10
Invesco Discovery Large Cap Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2 billion	0.560%
Next $2 billion	0.540%
Next $2 billion	0.520%
Next $2.5 billion	0.500%
Over $11 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $21,158.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $192,624 in front-end sales commissions from the sale of Class A shares and $6,740 and $1,710 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2026, the Fund incurred $10,745 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily
11
Invesco Discovery Large Cap Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,696,154,710	$—	$—	$5,696,154,710
Money Market Funds	126,159,886	110,478,941	—	236,638,827
Total Investments	$5,822,314,596	$110,478,941	$—	$5,932,793,537
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $127,280.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $1,978,387,429 and $2,406,386,407, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,927,445,508
Aggregate unrealized (depreciation) of investments	(27,616,875)
Net unrealized appreciation of investments	$2,899,828,633
Cost of investments for tax purposes is $3,032,964,904.
12
Invesco Discovery Large Cap Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,144,138	$104,052,757	2,768,828	$229,120,233
Class C	238,610	10,324,061	529,374	21,909,128
Class R	164,920	12,976,870	434,612	31,313,027
Class Y	235,837	25,450,966	652,180	62,634,639
Class R6	41,428	4,526,869	255,881	25,565,907
Issued as reinvestment of dividends:
Class A	6,111,734	511,552,171	1,638,739	144,159,937
Class C	879,129	32,395,920	219,841	9,670,802
Class R	342,449	24,515,956	87,180	6,689,315
Class Y	138,490	13,847,652	36,290	3,743,298
Class R5	-	-	23	2,073
Class R6	33,198	3,389,154	6,322	664,198
Automatic conversion of Class C shares to Class A shares:
Class A	116,868	10,382,245	237,462	19,843,182
Class C	(255,168)	(10,382,245)	(473,233)	(19,843,182)
Reacquired:
Class A	(4,147,343)	(376,567,984)	(7,857,308)	(650,651,383)
Class C	(413,646)	(17,848,565)	(669,798)	(27,861,886)
Class R	(246,318)	(19,476,466)	(574,376)	(41,241,405)
Class Y	(379,381)	(39,991,147)	(602,832)	(58,987,137)
Class R5	-	-	(869)	(66,919)
Class R6	(41,957)	(4,613,171)	(110,100)	(11,022,984)
Net increase (decrease) in share activity	3,962,988	$284,535,043	(3,421,784)	$(254,359,157)
13
Invesco Discovery Large Cap Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Discovery Large Cap Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
O-CAPA-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Equally-Weighted S&P 500 Fund
Nasdaq:
A: VADAX ■ C: VADCX ■ R: VADRX ■ Y: VADDX ■ R6: VADFX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.25%
Advertising–0.32%
Omnicom Group, Inc.	172,192	$14,686,257
Trade Desk, Inc. (The), Class A(b)(c)	339,906	8,096,561
		22,782,818
Aerospace & Defense–2.68%
Axon Enterprise, Inc.(b)	23,454	12,721,450
Boeing Co. (The)(b)	65,447	14,891,156
General Dynamics Corp.	37,680	13,453,644
General Electric Co.	45,545	15,588,232
Howmet Aerospace, Inc.	69,292	18,191,229
Huntington Ingalls Industries, Inc.	41,255	18,338,672
L3Harris Technologies, Inc.	46,622	16,995,584
Lockheed Martin Corp.	28,418	18,701,317
Northrop Grumman Corp.	23,436	16,976,570
RTX Corp.	76,300	15,459,906
Textron, Inc.	156,652	15,453,720
TransDigm Group, Inc.	10,223	13,318,422
		190,089,902
Agricultural & Farm Machinery–0.25%
Deere & Co.	27,639	17,404,555
Agricultural Products & Services–0.46%
Archer-Daniels-Midland Co.(c)	229,018	15,811,403
Bunge Global S.A.	142,233	17,160,411
		32,971,814
Air Freight & Logistics–0.86%
C.H. Robinson Worldwide, Inc.	82,173	15,222,548
Expeditors International of Washington, Inc.	88,081	12,774,388
FedEx Corp.	45,786	17,719,182
United Parcel Service, Inc., Class B	133,793	15,514,636
		61,230,754
Apparel Retail–0.41%
Ross Stores, Inc.	73,320	15,077,525
TJX Cos., Inc. (The)	85,637	13,844,077
		28,921,602
Apparel, Accessories & Luxury Goods–0.62%
lululemon athletica, Inc.(b)	71,101	13,165,772
Ralph Lauren Corp.	37,269	13,513,740
Tapestry, Inc.	112,977	17,564,534
		44,244,046
Application Software–1.99%
Adobe, Inc.(b)	38,705	10,156,579
AppLovin Corp., Class A(b)	18,833	8,188,023
Autodesk, Inc.(b)	44,422	10,922,037
Cadence Design Systems, Inc.(b)	39,434	11,885,408
Datadog, Inc., Class A(b)	88,169	9,871,401
Fair Isaac Corp.(b)	7,608	10,722,411
Intuit, Inc.	19,176	7,843,559
Palantir Technologies, Inc., Class A(b)	70,944	9,732,807
PTC, Inc.(b)	73,037	11,436,864
Shares		Value
Application Software–(continued)
Roper Technologies, Inc.	29,994	$10,489,802
Salesforce, Inc.	50,458	9,828,714
Synopsys, Inc.(b)	27,864	11,535,696
Tyler Technologies, Inc.(b)	29,249	10,374,328
Workday, Inc., Class A(b)	59,848	8,005,269
		140,992,898
Asset Management & Custody Banks–1.87%
Ameriprise Financial, Inc.	26,809	12,603,447
Ares Management Corp., Class A(c)	74,776	8,375,660
Bank of New York Mellon Corp. (The)	112,613	13,412,208
BlackRock, Inc.	12,305	13,083,045
Blackstone, Inc., Class A	85,128	9,650,961
Franklin Resources, Inc.	571,906	15,178,385
Invesco Ltd.(d)	495,029	12,999,461
KKR & Co., Inc., Class A	94,186	8,258,228
Northern Trust Corp.	96,897	13,864,992
State Street Corp.	103,406	13,300,080
T. Rowe Price Group, Inc.	128,728	12,181,531
		132,907,998
Automobile Manufacturers–0.54%
Ford Motor Co.	994,118	14,007,123
General Motors Co.(e)	164,989	12,986,284
Tesla, Inc.(b)	28,483	11,464,692
		38,458,099
Automotive Parts & Equipment–0.18%
Aptiv PLC(b)(c)	169,715	12,480,841
Automotive Retail–0.53%
AutoZone, Inc.(b)	3,891	14,612,962
Carvana Co.(b)(c)	28,505	9,525,231
O’Reilly Automotive, Inc.(b)	142,381	13,366,728
		37,504,921
Biotechnology–1.80%
AbbVie, Inc.	59,202	13,739,600
Amgen, Inc.	42,270	16,407,523
Biogen, Inc.(b)	74,661	14,321,473
Gilead Sciences, Inc.	106,849	15,915,159
Incyte Corp.(b)	140,077	14,185,598
Moderna, Inc.(b)(c)	449,463	24,077,733
Regeneron Pharmaceuticals, Inc.	18,357	14,349,116
Vertex Pharmaceuticals, Inc.(b)	29,016	14,416,019
		127,412,221
Brewers–0.20%
Molson Coors Beverage Co., Class B(c)	284,549	13,940,056
Broadcasting–0.32%
Fox Corp., Class A(c)	114,018	6,423,774
Fox Corp., Class B	81,215	4,201,252
Paramount Skydance Corp.(c)	905,647	12,235,291
		22,860,317
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–0.38%
Amazon.com, Inc.(b)	57,516	$12,078,360
eBay, Inc.	161,335	14,658,898
		26,737,258
Building Products–1.67%
A.O. Smith Corp.	196,277	15,309,606
Allegion PLC	80,604	12,989,335
Builders FirstSource, Inc.(b)	117,912	12,297,042
Carrier Global Corp.	243,480	15,680,112
Johnson Controls International PLC	115,112	16,610,662
Lennox International, Inc.	26,228	14,948,386
Masco Corp.	210,137	15,050,012
Trane Technologies PLC	33,341	15,414,211
		118,299,366
Cable & Satellite–0.42%
Charter Communications, Inc., Class A(b)(c)	62,502	14,664,844
Comcast Corp., Class A	496,668	15,376,842
		30,041,686
Cargo Ground Transportation–0.45%
J.B. Hunt Transport Services, Inc.	65,290	15,239,339
Old Dominion Freight Line, Inc.	82,514	16,754,468
		31,993,807
Casinos & Gaming–0.51%
Las Vegas Sands Corp.	200,558	11,375,650
MGM Resorts International(b)	358,363	13,209,260
Wynn Resorts Ltd.	107,857	11,669,049
		36,253,959
Commodity Chemicals–0.47%
Dow, Inc.	529,250	16,263,853
LyondellBasell Industries N.V., Class A	294,741	16,953,502
		33,217,355
Communications Equipment–1.07%
Arista Networks, Inc.(b)	100,154	13,370,559
Ciena Corp.(b)	51,850	18,080,095
Cisco Systems, Inc.	166,120	13,199,895
F5, Inc.(b)	51,655	14,017,101
Motorola Solutions, Inc.	35,959	17,341,587
		76,009,237
Computer & Electronics Retail–0.16%
Best Buy Co., Inc.	178,881	11,085,256
Construction & Engineering–0.71%
Comfort Systems USA, Inc.	13,052	18,656,137
EMCOR Group, Inc.	21,261	15,406,146
Quanta Services, Inc.	28,842	16,240,353
		50,302,636
Construction Machinery & Heavy Transportation Equipment– 0.87%
Caterpillar, Inc.	21,664	16,092,669
Cummins, Inc.	25,415	14,839,056
PACCAR, Inc.	113,970	14,370,478
Wabtec Corp.	61,838	16,322,140
		61,624,343
Shares		Value
Construction Materials–0.58%
CRH PLC	106,002	$12,718,120
Martin Marietta Materials, Inc.	21,384	14,467,773
Vulcan Materials Co.	44,870	13,909,700
		41,095,593
Consumer Electronics–0.23%
Garmin Ltd.	63,397	16,028,664
Consumer Finance–0.46%
American Express Co.	34,233	10,574,574
Capital One Financial Corp.	55,821	10,920,820
Synchrony Financial	157,671	10,896,643
		32,392,037
Consumer Staples Merchandise Retail–1.07%
Costco Wholesale Corp.	14,791	14,950,595
Dollar General Corp.	105,895	16,545,035
Dollar Tree, Inc.(b)	107,301	13,571,430
Target Corp.	140,891	16,031,987
Walmart, Inc.	117,787	15,070,847
		76,169,894
Copper–0.27%
Freeport-McMoRan, Inc.	280,342	19,085,683
Data Center REITs–0.46%
Digital Realty Trust, Inc.	83,575	14,809,490
Equinix, Inc.	18,152	17,684,768
		32,494,258
Data Processing & Outsourced Services–0.15%
Broadridge Financial Solutions, Inc.	56,447	10,491,804
Distillers & Vintners–0.37%
Brown-Forman Corp., Class B	438,812	12,664,114
Constellation Brands, Inc., Class A(c)	87,036	13,739,503
		26,403,617
Distributors–0.35%
Genuine Parts Co.	101,578	12,114,192
Pool Corp.	55,412	12,588,498
		24,702,690
Diversified Banks–1.47%
Bank of America Corp.	246,507	12,283,444
Citigroup, Inc.	120,003	13,223,131
Fifth Third Bancorp	280,360	13,869,409
JPMorgan Chase & Co.	42,988	12,909,296
KeyCorp	649,665	13,474,052
PNC Financial Services Group, Inc. (The)	62,521	13,276,334
U.S. Bancorp	248,901	13,604,929
Wells Fargo & Co.	142,098	11,573,882
		104,214,477
Diversified Financial Services–0.13%
Apollo Global Management, Inc.(c)	88,903	9,299,254
Diversified Support Services–0.39%
Cintas Corp.	71,850	14,451,190
Copart, Inc.(b)	340,166	12,956,923
		27,408,113
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–3.65%
Alliant Energy Corp.(c)	205,695	$14,879,976
American Electric Power Co., Inc.	116,604	15,603,947
Constellation Energy Corp.	36,819	12,145,852
Duke Energy Corp.	113,287	14,823,604
Edison International	231,886	17,331,160
Entergy Corp.	142,616	15,275,600
Evergy, Inc.	181,351	15,171,825
Eversource Energy	197,118	15,022,363
Exelon Corp.	308,020	15,237,749
FirstEnergy Corp.	300,250	15,360,790
NextEra Energy, Inc.	164,035	15,381,562
NRG Energy, Inc.	79,276	14,187,233
PG&E Corp.	884,027	16,796,513
Pinnacle West Capital Corp.	154,028	15,449,008
PPL Corp.	400,815	15,623,769
Southern Co. (The)	158,553	15,439,891
Xcel Energy, Inc.	178,653	14,892,514
		258,623,356
Electrical Components & Equipment–1.28%
AMETEK, Inc.	66,436	15,892,820
Eaton Corp. PLC	37,717	14,178,575
Emerson Electric Co.	97,300	14,667,975
Generac Holdings, Inc.(b)	80,033	18,037,037
Hubbell, Inc.	29,745	15,218,434
Rockwell Automation, Inc.	31,391	12,790,263
		90,785,104
Electronic Components–0.50%
Amphenol Corp., Class A	95,560	13,957,494
Corning, Inc.	141,519	21,281,627
		35,239,121
Electronic Equipment & Instruments–0.82%
Keysight Technologies, Inc.(b)	62,652	19,254,839
Teledyne Technologies, Inc.(b)	25,201	17,164,401
Trimble, Inc.(b)	161,668	10,810,739
Zebra Technologies Corp., Class A(b)	49,138	11,004,947
		58,234,926
Electronic Manufacturing Services–0.39%
Jabil, Inc.	57,969	15,361,205
TE Connectivity PLC (Switzerland)	54,320	12,501,748
		27,862,953
Environmental & Facilities Services–0.79%
Republic Services, Inc.	62,186	14,240,594
Rollins, Inc.	226,835	13,811,983
Veralto Corp.	136,380	13,287,504
Waste Management, Inc.	61,761	14,874,519
		56,214,600
Fertilizers & Agricultural Chemicals–0.69%
CF Industries Holdings, Inc.	170,868	17,008,201
Corteva, Inc.	204,779	16,406,894
Mosaic Co. (The)(e)	561,310	15,626,870
		49,041,965
Financial Exchanges & Data–1.61%
Cboe Global Markets, Inc.	51,889	15,552,171
CME Group, Inc., Class A	48,547	15,510,766
Shares		Value
Financial Exchanges & Data–(continued)
Coinbase Global, Inc., Class A(b)(c)	48,461	$8,521,867
FactSet Research Systems, Inc.	46,256	10,028,763
Intercontinental Exchange, Inc.	83,122	13,642,814
Moody’s Corp.	26,801	12,799,890
MSCI, Inc.	24,770	14,164,229
Nasdaq, Inc.	139,891	12,251,654
S&P Global, Inc.	27,133	11,989,530
		114,461,684
Food Distributors–0.23%
Sysco Corp.	181,203	16,518,465
Food Retail–0.21%
Kroger Co. (The)	217,686	14,854,893
Footwear–0.40%
Deckers Outdoor Corp.(b)	132,371	15,523,147
NIKE, Inc., Class B	202,631	12,599,596
		28,122,743
Gas Utilities–0.21%
Atmos Energy Corp.	79,842	14,913,687
Gold–0.26%
Newmont Corp.	141,219	18,358,470
Health Care Distributors–0.85%
Cardinal Health, Inc.	65,263	14,960,237
Cencora, Inc.	39,118	14,557,373
Henry Schein, Inc.(b)	175,687	14,474,852
McKesson Corp.	16,395	16,187,931
		60,180,393
Health Care Equipment–2.97%
Abbott Laboratories	108,781	12,656,669
Baxter International, Inc.(c)	730,072	14,871,567
Becton, Dickinson and Co.	84,132	14,847,615
Boston Scientific Corp.(b)	143,809	11,051,722
Dexcom, Inc.(b)	197,323	14,489,428
Edwards Lifesciences Corp.(b)	158,855	13,736,192
GE HealthCare Technologies, Inc.	157,821	13,299,576
Hologic, Inc.(b)	178,152	13,425,535
IDEXX Laboratories, Inc.(b)	18,302	12,019,472
Insulet Corp.(b)	45,161	11,137,154
Intuitive Surgical, Inc.(b)	23,980	12,074,170
Medtronic PLC	127,982	12,498,722
ResMed, Inc.	53,006	13,583,317
STERIS PLC	51,503	12,996,782
Stryker Corp.	36,448	14,122,142
Zimmer Biomet Holdings, Inc.	143,207	14,097,297
		210,907,360
Health Care Facilities–0.39%
HCA Healthcare, Inc.	28,399	15,042,950
Universal Health Services, Inc., Class B	59,821	12,329,108
		27,372,058
Health Care REITs–0.83%
Alexandria Real Estate Equities, Inc.	286,876	15,502,779
Healthpeak Properties, Inc.	801,631	14,172,836
Ventas, Inc.(c)	171,505	14,776,871
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	68,208	$14,127,241
		58,579,727
Health Care Services–1.07%
Cigna Group (The)	50,835	14,733,000
CVS Health Corp.	168,812	13,488,079
DaVita, Inc.(b)	109,652	17,138,607
Labcorp Holdings, Inc.	50,884	14,711,582
Quest Diagnostics, Inc.	74,264	15,737,284
		75,808,552
Health Care Supplies–0.58%
Align Technology, Inc.(b)	80,588	15,319,779
Cooper Cos., Inc. (The)(b)	165,112	13,814,921
Solventum Corp.(b)	162,773	12,077,756
		41,212,456
Heavy Electrical Equipment–0.23%
GE Vernova, Inc.	18,337	16,019,203
Home Improvement Retail–0.40%
Home Depot, Inc. (The)	37,966	14,454,416
Lowe’s Cos., Inc.	52,518	13,894,687
		28,349,103
Homebuilding–0.76%
D.R. Horton, Inc.	85,744	13,752,480
Lennar Corp., Class A	111,065	12,701,393
NVR, Inc.(b)	1,776	13,351,595
PulteGroup, Inc.	104,108	14,283,618
		54,089,086
Homefurnishing Retail–0.21%
Williams-Sonoma, Inc.	71,251	14,652,768
Hotel & Resort REITs–0.21%
Host Hotels & Resorts, Inc.	747,679	14,647,032
Hotels, Resorts & Cruise Lines–1.62%
Airbnb, Inc., Class A(b)	104,500	14,118,995
Booking Holdings, Inc.	2,526	10,708,598
Carnival Corp.	495,017	15,617,787
Expedia Group, Inc.	48,641	10,491,377
Hilton Worldwide Holdings, Inc.	49,085	15,303,721
Marriott International, Inc., Class A	46,456	15,875,409
Norwegian Cruise Line Holdings Ltd.(b)	692,886	17,176,644
Royal Caribbean Cruises Ltd.	49,819	15,491,716
		114,784,247
Household Products–1.13%
Church & Dwight Co., Inc.	160,018	16,779,488
Clorox Co. (The)	130,034	16,535,123
Colgate-Palmolive Co.	167,236	16,579,777
Kimberly-Clark Corp.	129,077	14,384,341
Procter & Gamble Co. (The)	95,345	15,941,684
		80,220,413
Human Resource & Employment Services–0.45%
Automatic Data Processing, Inc.	51,404	11,018,961
Paychex, Inc.	118,100	11,060,065
Paycom Software, Inc.	81,038	10,197,012
		32,276,038
Shares		Value
Independent Power Producers & Energy Traders–0.43%
AES Corp. (The)	966,023	$16,692,877
Vistra Corp.	80,218	13,949,108
		30,641,985
Industrial Conglomerates–0.42%
3M Co.	80,068	13,236,842
Honeywell International, Inc.	67,724	16,496,889
		29,733,731
Industrial Gases–0.46%
Air Products and Chemicals, Inc.	56,318	15,525,183
Linde PLC	33,949	17,248,808
		32,773,991
Industrial Machinery & Supplies & Components–2.48%
Dover Corp.	68,120	15,361,060
Fortive Corp.	243,269	14,401,525
IDEX Corp.	73,671	15,431,864
Illinois Tool Works, Inc.	52,582	15,281,907
Ingersoll Rand, Inc.	164,622	15,497,515
Nordson Corp.	55,015	16,143,602
Otis Worldwide Corp.	146,801	13,587,901
Parker-Hannifin Corp.	14,991	15,128,617
Pentair PLC	126,661	12,563,505
Snap-on, Inc.	38,257	14,737,361
Stanley Black & Decker, Inc.	175,733	15,199,147
Xylem, Inc.	96,281	12,474,166
		175,808,170
Industrial REITs–0.21%
Prologis, Inc.	102,776	14,652,774
Insurance Brokers–0.91%
Aon PLC, Class A	39,203	13,151,430
Arthur J. Gallagher & Co.	55,442	12,651,864
Brown & Brown, Inc.(c)	171,992	12,352,466
Marsh & McLennan Cos., Inc.	73,681	13,759,190
Willis Towers Watson PLC	42,321	12,915,100
		64,830,050
Integrated Oil & Gas–0.70%
Chevron Corp.	85,532	15,973,956
Exxon Mobil Corp.	108,798	16,591,695
Occidental Petroleum Corp.	319,308	16,948,869
		49,514,520
Integrated Telecommunication Services–0.45%
AT&T, Inc.	546,581	15,309,734
Verizon Communications, Inc.	333,946	16,744,052
		32,053,786
Interactive Home Entertainment–0.35%
Electronic Arts, Inc.	65,506	13,138,538
Take-Two Interactive Software, Inc.(b)	54,187	11,459,467
		24,598,005
Interactive Media & Services–0.55%
Alphabet, Inc., Class A	23,113	7,205,709
Alphabet, Inc., Class C	18,473	5,753,046
Match Group, Inc.	394,295	12,459,722
Meta Platforms, Inc., Class A	20,505	13,290,931
		38,709,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–0.51%
Akamai Technologies, Inc.(b)	154,206	$15,172,328
GoDaddy, Inc., Class A(b)	103,906	9,056,447
VeriSign, Inc.	53,197	12,125,724
		36,354,499
Investment Banking & Brokerage–1.01%
Charles Schwab Corp. (The)	139,141	13,246,223
Goldman Sachs Group, Inc. (The)	14,989	12,884,095
Interactive Brokers Group, Inc., Class A	199,957	14,234,939
Morgan Stanley	74,181	12,351,878
Raymond James Financial, Inc.(c)	77,208	11,819,001
Robinhood Markets, Inc., Class A(b)	97,524	7,397,195
		71,933,331
IT Consulting & Other Services–0.69%
Accenture PLC, Class A	48,757	10,176,561
Cognizant Technology Solutions Corp., Class A	160,191	10,321,106
EPAM Systems, Inc.(b)	62,585	8,824,485
Gartner, Inc.(b)	57,740	9,076,728
International Business Machines Corp.	42,636	10,241,594
		48,640,474
Leisure Products–0.23%
Hasbro, Inc.	162,258	16,159,274
Life & Health Insurance–0.93%
Aflac, Inc.	124,369	14,044,991
Globe Life, Inc.	98,815	14,353,867
MetLife, Inc.	167,015	12,036,771
Principal Financial Group, Inc.	147,746	14,097,923
Prudential Financial, Inc.	116,165	11,428,313
		65,961,865
Life Sciences Tools & Services–1.67%
Agilent Technologies, Inc.	92,919	11,278,508
Bio-Techne Corp.(c)	219,154	12,930,086
Charles River Laboratories International, Inc.(b)	68,417	12,211,750
Danaher Corp.	57,885	12,192,896
IQVIA Holdings, Inc.(b)	59,802	10,693,196
Mettler-Toledo International, Inc.(b)	9,158	12,516,147
Revvity, Inc.(c)	124,319	12,221,801
Thermo Fisher Scientific, Inc.	22,422	11,684,329
Waters Corp.(b)	32,523	10,387,196
West Pharmaceutical Services, Inc.	49,621	12,620,605
		118,736,514
Managed Health Care–0.88%
Centene Corp.(b)	344,741	15,471,976
Elevance Health, Inc.	39,084	12,506,880
Humana, Inc.	51,658	9,842,916
Molina Healthcare, Inc.(b)	80,541	12,407,341
UnitedHealth Group, Inc.	40,371	11,839,603
		62,068,716
Metal, Glass & Plastic Containers–0.26%
Ball Corp.	273,032	18,328,638
Movies & Entertainment–0.99%
Live Nation Entertainment, Inc.(b)(c)	95,859	15,542,578
Netflix, Inc.(b)	143,794	13,838,735
Shares		Value
Movies & Entertainment–(continued)
TKO Group Holdings, Inc.	67,691	$15,153,984
Walt Disney Co. (The)	122,495	12,989,370
Warner Bros. Discovery, Inc.(b)	451,443	12,717,149
		70,241,816
Multi-Family Residential REITs–1.15%
AvalonBay Communities, Inc.	75,599	13,398,411
Camden Property Trust	129,265	14,004,570
Equity Residential	219,732	13,889,260
Essex Property Trust, Inc.	50,458	12,872,340
Mid-America Apartment Communities, Inc.	101,070	13,529,230
UDR, Inc.	378,510	14,194,125
		81,887,936
Multi-line Insurance–0.19%
American International Group, Inc.	164,419	13,234,085
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(b)	26,288	13,274,126
Multi-Utilities–2.12%
Ameren Corp.	136,352	15,445,955
CenterPoint Energy, Inc.	355,686	15,472,341
CMS Energy Corp.	190,417	14,865,855
Consolidated Edison, Inc.	135,619	15,259,850
Dominion Energy, Inc.	229,609	14,497,512
DTE Energy Co.	102,555	15,202,753
NiSource, Inc.	322,553	15,256,757
Public Service Enterprise Group, Inc.	169,413	14,581,377
Sempra	149,670	14,408,731
WEC Energy Group, Inc.	128,604	15,041,524
		150,032,655
Office REITs–0.15%
BXP, Inc.	189,524	10,912,792
Oil & Gas Equipment & Services–0.72%
Baker Hughes Co., Class A	277,500	18,109,650
Halliburton Co.	459,061	16,526,196
SLB Ltd.	325,830	16,728,112
		51,363,958
Oil & Gas Exploration & Production–1.98%
APA Corp.	506,502	15,382,466
ConocoPhillips	137,718	15,625,484
Coterra Energy, Inc.	493,380	15,092,494
Devon Energy Corp.	347,074	15,108,131
Diamondback Energy, Inc.	83,174	14,478,930
EOG Resources, Inc.	119,454	14,821,852
EQT Corp.	232,858	14,302,138
Expand Energy Corp.	114,244	12,329,213
Texas Pacific Land Corp.(c)	44,651	23,410,073
		140,550,781
Oil & Gas Refining & Marketing–0.61%
Marathon Petroleum Corp.	69,687	13,812,660
Phillips 66	92,634	14,296,205
Valero Energy Corp.	75,745	15,500,457
		43,609,322
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–0.92%
Kinder Morgan, Inc.	501,358	$16,680,181
ONEOK, Inc.(c)	180,687	14,955,463
Targa Resources Corp.	72,657	17,132,521
Williams Cos., Inc. (The)	220,349	16,464,477
		65,232,642
Other Specialized REITs–0.44%
Iron Mountain, Inc.	155,090	16,800,900
VICI Properties, Inc.	480,228	14,507,688
		31,308,588
Other Specialty Retail–0.40%
Tractor Supply Co.	252,197	13,073,893
Ulta Beauty, Inc.(b)	22,194	15,198,229
		28,272,122
Packaged Foods & Meats–2.21%
Campbell’s Co. (The)(c)	473,070	12,749,236
Conagra Brands, Inc.	764,399	14,714,681
General Mills, Inc.	291,646	13,191,149
Hershey Co. (The)	72,320	17,087,770
Hormel Foods Corp.	561,547	14,375,603
J.M. Smucker Co. (The)	133,739	15,507,037
Kraft Heinz Co. (The)	547,479	13,473,458
Lamb Weston Holdings, Inc.	226,028	10,892,289
McCormick & Co., Inc.	207,295	14,726,237
Mondelez International, Inc., Class A	247,103	15,216,603
Tyson Foods, Inc., Class A	231,162	15,023,218
		156,957,281
Paper & Plastic Packaging Products & Materials–1.09%
Amcor PLC(c)	325,149	15,746,966
Avery Dennison Corp.	72,953	14,324,322
International Paper Co.(c)	340,775	14,840,751
Packaging Corp. of America	65,677	15,246,259
Smurfit WestRock PLC	358,653	16,860,277
		77,018,575
Passenger Airlines–0.59%
Delta Air Lines, Inc.	190,635	12,524,720
Southwest Airlines Co.	327,259	16,120,778
United Airlines Holdings, Inc.(b)	123,734	13,152,924
		41,798,422
Passenger Ground Transportation–0.17%
Uber Technologies, Inc.(b)	158,402	11,946,679
Personal Care Products–0.39%
Estee Lauder Cos., Inc. (The), Class A	121,062	13,252,657
Kenvue, Inc.	769,695	14,716,569
		27,969,226
Pharmaceuticals–1.53%
Bristol-Myers Squibb Co.	260,323	16,236,346
Eli Lilly and Co.	13,416	14,113,498
Johnson & Johnson	64,545	16,034,914
Merck & Co., Inc.	133,261	16,500,377
Pfizer, Inc.	517,111	14,298,119
Viatris, Inc.	1,121,459	16,743,383
Zoetis, Inc.	109,358	14,336,834
		108,263,471
Shares		Value
Property & Casualty Insurance–2.16%
Allstate Corp. (The)	66,261	$14,214,310
Arch Capital Group Ltd.(b)	140,856	14,106,728
Assurant, Inc.	57,951	13,304,970
Chubb Ltd.	43,605	14,863,200
Cincinnati Financial Corp.	81,977	13,442,588
Erie Indemnity Co., Class A(c)	46,917	12,641,316
Hartford Insurance Group, Inc. (The)	102,358	14,415,077
Loews Corp.	129,920	14,293,798
Progressive Corp. (The)	59,875	12,792,893
Travelers Cos., Inc. (The)	47,893	14,781,696
W.R. Berkley Corp.(c)	197,235	14,141,750
		152,998,326
Publishing–0.17%
News Corp., Class A	371,852	9,032,285
News Corp., Class B(c)	122,573	3,282,505
		12,314,790
Rail Transportation–0.63%
CSX Corp.	359,426	15,343,896
Norfolk Southern Corp.	45,266	14,247,021
Union Pacific Corp.	56,617	15,002,372
		44,593,289
Real Estate Services–0.30%
CBRE Group, Inc., Class A(b)	85,101	12,566,014
CoStar Group, Inc.(b)	196,421	8,766,269
		21,332,283
Regional Banks–0.94%
Citizens Financial Group, Inc.	228,038	13,725,607
Huntington Bancshares, Inc.	759,175	12,754,140
M&T Bank Corp.	65,157	14,137,766
Regions Financial Corp.	486,893	13,550,232
Truist Financial Corp.	260,797	12,859,900
		67,027,645
Reinsurance–0.20%
Everest Group Ltd.	42,258	14,177,136
Research & Consulting Services–0.72%
Equifax, Inc.	61,953	12,945,699
Jacobs Solutions, Inc.	95,440	13,157,358
Leidos Holdings, Inc.	70,793	12,395,854
Verisk Analytics, Inc.	62,157	12,901,929
		51,400,840
Restaurants–1.39%
Chipotle Mexican Grill, Inc.(b)	392,785	14,619,458
Darden Restaurants, Inc.(c)	72,340	15,469,909
Domino’s Pizza, Inc.	30,695	12,355,044
DoorDash, Inc., Class A(b)	60,513	10,678,729
McDonald’s Corp.	42,930	14,641,706
Starbucks Corp.	154,296	15,124,094
Yum! Brands, Inc.	92,648	15,579,688
		98,468,628
Retail REITs–1.08%
Federal Realty Investment Trust	136,729	14,872,013
Kimco Realty Corp.	664,562	15,650,435
Realty Income Corp.	235,241	15,761,147
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Regency Centers Corp.	198,380	$15,672,020
Simon Property Group, Inc.	73,389	14,960,348
		76,915,963
Self-Storage REITs–0.43%
Extra Space Storage, Inc.	102,729	15,515,161
Public Storage	49,757	15,278,384
		30,793,545
Semiconductor Materials & Equipment–1.31%
Applied Materials, Inc.	48,450	18,037,935
KLA Corp.	10,760	16,404,158
Lam Research Corp.	77,421	18,107,998
Qnity Electronics, Inc.	154,653	19,603,814
Teradyne, Inc.	63,949	20,465,598
		92,619,503
Semiconductors–2.71%
Advanced Micro Devices, Inc.(b)	60,207	12,054,043
Analog Devices, Inc.	45,958	16,351,397
Broadcom, Inc.	32,281	10,315,394
First Solar, Inc.(b)	48,938	9,650,574
Intel Corp.(b)	318,951	14,547,355
Microchip Technology, Inc.	190,588	14,225,488
Micron Technology, Inc.	50,552	20,846,128
Monolithic Power Systems, Inc.	13,234	15,123,021
NVIDIA Corp.	72,538	12,853,008
NXP Semiconductors N.V. (Netherlands)	57,765	13,113,233
ON Semiconductor Corp.(b)	241,944	16,084,437
QUALCOMM, Inc.	73,163	10,415,485
Skyworks Solutions, Inc.	193,738	11,542,910
Texas Instruments, Inc.	71,584	15,183,682
		192,306,155
Single-Family Residential REITs–0.19%
Invitation Homes, Inc.	503,441	13,260,636
Soft Drinks & Non-alcoholic Beverages–0.84%
Coca-Cola Co. (The)	189,875	15,486,205
Keurig Dr Pepper, Inc.	451,443	13,669,694
Monster Beverage Corp.(b)	180,492	15,395,968
PepsiCo, Inc.	89,052	15,115,686
		59,667,553
Specialty Chemicals–1.37%
Albemarle Corp.	97,600	17,438,192
DuPont de Nemours, Inc.	325,467	16,286,369
Ecolab, Inc.	51,781	15,966,671
International Flavors & Fragrances, Inc.	203,871	16,764,312
PPG Industries, Inc.	129,547	15,969,259
Sherwin-Williams Co. (The)	40,859	14,815,065
		97,239,868
Steel–0.41%
Nucor Corp.	81,124	14,349,213
Steel Dynamics, Inc.	77,855	15,036,136
		29,385,349
Systems Software–1.01%
CrowdStrike Holdings, Inc., Class A(b)	25,659	9,544,635
Fortinet, Inc.(b)	163,119	12,891,294
Shares		Value
Systems Software–(continued)
Gen Digital, Inc.	484,240	$10,929,297
Microsoft Corp.	27,743	10,895,786
Oracle Corp.	59,778	8,691,721
Palo Alto Networks, Inc.(b)	69,087	10,288,436
ServiceNow, Inc.(b)	78,091	8,434,609
		71,675,778
Technology Distributors–0.15%
CDW Corp.	88,726	10,881,357
Technology Hardware, Storage & Peripherals–2.04%
Apple, Inc.	46,180	12,199,832
Dell Technologies, Inc., Class C	94,187	13,947,211
Hewlett Packard Enterprise Co.	527,756	11,330,921
HP, Inc.	522,994	9,931,656
NetApp, Inc.	111,660	11,057,690
Sandisk Corp.(b)	56,243	35,734,553
Seagate Technology Holdings PLC	43,494	17,738,593
Super Micro Computer, Inc.(b)	381,981	12,372,365
Western Digital Corp.	71,583	20,021,765
		144,334,586
Telecom Tower REITs–0.58%
American Tower Corp.	73,955	14,189,006
Crown Castle, Inc.	146,451	13,113,223
SBA Communications Corp., Class A	70,453	14,172,325
		41,474,554
Timber REITs–0.20%
Weyerhaeuser Co.	578,859	14,199,411
Tobacco–0.45%
Altria Group, Inc.	227,145	15,682,091
Philip Morris International, Inc.	86,548	16,169,763
		31,851,854
Trading Companies & Distributors–0.62%
Fastenal Co.	325,705	14,995,458
United Rentals, Inc.	16,293	13,686,120
W.W. Grainger, Inc.	13,390	15,327,935
		44,009,513
Transaction & Payment Processing Services–1.55%
Block, Inc., Class A(b)	210,635	13,417,449
Corpay, Inc.(b)	42,566	13,838,207
Fidelity National Information Services, Inc.	200,167	10,200,510
Fiserv, Inc.(b)	200,257	12,474,009
Global Payments, Inc.	165,934	12,687,314
Jack Henry & Associates, Inc.	72,091	11,711,904
Mastercard, Inc., Class A	24,739	12,795,258
PayPal Holdings, Inc.	217,971	10,072,440
Visa, Inc., Class A	39,573	12,668,900
		109,865,991
Water Utilities–0.20%
American Water Works Co., Inc.	103,567	14,088,219
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.	68,102	14,784,263
Total Common Stocks & Other Equity Interests (Cost $3,288,758,288)		7,038,925,475
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(f)	17,750,385	$17,750,385
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(f)	32,964,982	32,964,982
Total Money Market Funds (Cost $50,715,367)		50,715,367
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,339,473,655)		7,089,640,842
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.14%
Invesco Private Government Fund, 3.64%(d)(f)(g)	61,907,174	61,907,174
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.81%(d)(f)(g)	160,510,693	$160,558,846
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $222,466,020)		222,466,020
TOTAL INVESTMENTS IN SECURITIES–103.10% (Cost $3,561,939,675)		7,312,106,862
OTHER ASSETS LESS LIABILITIES—(3.10)%		(219,805,859)
NET ASSETS–100.00%		$7,092,301,003
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Ltd.	$18,680,488	$-	$(8,502,292)	$(203,785)	$3,025,050	$12,999,461	$230,210
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,115,995	113,020,553	(100,386,163)	-	-	17,750,385	252,856
Invesco Treasury Portfolio, Institutional Class	9,501,069	209,895,313	(186,431,400)	-	-	32,964,982	463,695
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,127,609	427,016,833	(416,237,268)	-	-	61,907,174	1,146,977*
Invesco Private Prime Fund	133,315,600	952,476,114	(925,238,091)	(5,123)	10,346	160,558,846	3,130,148*
Total	$217,740,761	$1,702,408,813	$(1,636,795,214)	$(208,908)	$3,035,396	$286,180,848	$5,223,886

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight Index	349	March-2026	$57,892,120	$1,613,746	$1,613,746
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,284,666,762)*	$7,025,926,014
Investments in affiliates, at value (Cost $277,272,913)	286,180,848
Other investments:
Variation margin receivable — futures contracts	30,595
Cash	36
Receivable for:
Fund shares sold	2,853,585
Dividends	8,502,125
Investment for trustee deferred compensation and retirement plans	232,230
Other assets	434,142
Total assets	7,324,159,575
Liabilities:
Payable for:
Fund shares reacquired	5,871,021
Collateral upon return of securities loaned	222,466,020
Accrued fees to affiliates	2,463,275
Accrued trustees’ and officers’ fees and benefits	5,912
Accrued other operating expenses	765,940
Trustee deferred compensation and retirement plans	286,404
Total liabilities	231,858,572
Net assets applicable to shares outstanding	$7,092,301,003
Net assets consist of:
Shares of beneficial interest	$3,174,047,738
Distributable earnings	3,918,253,265
$7,092,301,003
Net Assets:
Class A	$3,470,417,544
Class C	$316,335,855
Class R	$261,242,724
Class Y	$2,335,098,230
Class R6	$709,206,650
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,055,818
Class C	4,470,018
Class R	3,436,195
Class Y	29,680,668
Class R6	8,978,866
Class A:
Net asset value per share	$77.02
Maximum offering price per share (Net asset value of $77.02 ÷ 94.50%)	$81.50
Class C:
Net asset value and offering price per share	$70.77
Class R:
Net asset value and offering price per share	$76.03
Class Y:
Net asset value and offering price per share	$78.67
Class R6:
Net asset value and offering price per share	$78.99

*	At February 28, 2026, securities with an aggregate value of $219,541,447 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Equally-Weighted S&P 500 Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $17,896)	$62,952,395
Dividends from affiliates (includes net securities lending income of $208,826)	1,155,587
Total investment income	64,107,982
Expenses:
Advisory fees	3,580,528
Administrative services fees	475,340
Custodian fees	20,120
Distribution fees:
Class A	4,116,111
Class C	1,553,395
Class R	604,057
Transfer agent fees — A, C, R and Y	3,849,505
Transfer agent fees — R6	93,893
Trustees’ and officers’ fees and benefits	34,783
Registration and filing fees	77,743
Licensing fees	650,630
Reports to shareholders	167,261
Professional services fees	53,488
Other	33,842
Total expenses	15,310,696
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(42,256)
Net expenses	15,268,440
Net investment income	48,839,542
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	355,341,359
Affiliated investment securities	3,035,396
Futures contracts	2,390,362
360,767,117
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	211,915,855
Affiliated investment securities	(208,908)
Futures contracts	1,004,904
212,711,851
Net realized and unrealized gain	573,478,968
Net increase in net assets resulting from operations	$622,318,510
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$48,839,542	$95,151,061
Net realized gain	360,767,117	515,430,095
Change in net unrealized appreciation (depreciation)	212,711,851	(51,356,679)
Net increase in net assets resulting from operations	622,318,510	559,224,477
Distributions to shareholders from distributable earnings:
Class A	(307,070,430)	(257,567,423)
Class C	(31,608,138)	(33,862,177)
Class R	(22,654,956)	(17,271,910)
Class Y	(206,450,420)	(189,699,794)
Class R6	(59,191,770)	(55,536,331)
Total distributions from distributable earnings	(626,975,714)	(553,937,635)
Share transactions–net:
Class A	165,766,001	101,293,098
Class C	(27,532,812)	(113,749,097)
Class R	24,866,055	21,980,702
Class Y	36,110,544	13,799,192
Class R6	53,191,265	(51,596,774)
Net increase (decrease) in net assets resulting from share transactions	252,401,053	(28,272,879)
Net increase (decrease) in net assets	247,743,849	(22,986,037)
Net assets:
Beginning of period	6,844,557,154	6,867,543,191
End of period	$7,092,301,003	$6,844,557,154
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Equally-Weighted S&P 500 Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$77.55	$0.52	$6.30	$6.82	$(1.12)	$(6.23)	$(7.35)	$77.02	9.46%	$3,470,418	0.53%(d)	0.53%(d)	1.37%(d)	13%
Year ended 08/31/25	77.46	1.00	5.37	6.37	(1.03)	(5.25)	(6.28)	77.55	8.62	3,308,790	0.53	0.53	1.33	25
Year ended 08/31/24	68.25	0.99	11.46	12.45	(1.03)	(2.21)	(3.24)	77.46	18.88	3,198,399	0.54	0.54	1.41	22
Year ended 08/31/23	68.51	0.96	4.20	5.16	(0.87)	(4.55)	(5.42)	68.25	8.10	2,838,398	0.52	0.52	1.44	20
Year ended 08/31/22	82.72	0.90	(7.40)	(6.50)	(0.93)	(6.78)	(7.71)	68.51	(8.85)	2,670,328	0.53	0.53	1.18	24
Year ended 08/31/21	62.02	0.82	24.05	24.87	(0.99)	(3.18)	(4.17)	82.72	41.81	2,971,521	0.52	0.52	1.13	23
Class C
Six months ended 02/28/26	71.90	0.23	5.82	6.05	(0.95)	(6.23)	(7.18)	70.77	9.08 (e)	316,336	1.23 (d)(e)	1.23 (d)(e)	0.67 (d)(e)	13
Year ended 08/31/25	72.20	0.41	4.98	5.39	(0.44)	(5.25)	(5.69)	71.90	7.81 (e)	347,309	1.27 (e)	1.27 (e)	0.59 (e)	25
Year ended 08/31/24	63.76	0.44	10.69	11.13	(0.48)	(2.21)	(2.69)	72.20	18.01 (e)	466,924	1.28 (e)	1.28 (e)	0.67 (e)	22
Year ended 08/31/23	64.65	0.43	3.94	4.37	(0.71)	(4.55)	(5.26)	63.76	7.29	539,237	1.27	1.27	0.69	20
Year ended 08/31/22	78.47	0.31	(7.00)	(6.69)	(0.35)	(6.78)	(7.13)	64.65	(9.53)	689,583	1.28	1.28	0.43	24
Year ended 08/31/21	58.96	0.30	22.86	23.16	(0.47)	(3.18)	(3.65)	78.47	40.82 (e)	945,674	1.21 (e)	1.21 (e)	0.44 (e)	23
Class R
Six months ended 02/28/26	76.66	0.42	6.24	6.66	(1.06)	(6.23)	(7.29)	76.03	9.35	261,243	0.78 (d)	0.78 (d)	1.12 (d)	13
Year ended 08/31/25	76.64	0.80	5.30	6.10	(0.83)	(5.25)	(6.08)	76.66	8.34	236,726	0.78	0.78	1.08	25
Year ended 08/31/24	67.55	0.81	11.34	12.15	(0.85)	(2.21)	(3.06)	76.64	18.60	214,039	0.79	0.79	1.16	22
Year ended 08/31/23	67.97	0.78	4.17	4.95	(0.82)	(4.55)	(5.37)	67.55	7.82	175,270	0.77	0.77	1.19	20
Year ended 08/31/22	82.12	0.70	(7.34)	(6.64)	(0.73)	(6.78)	(7.51)	67.97	(9.08)	146,993	0.78	0.78	0.93	24
Year ended 08/31/21	61.60	0.63	23.88	24.51	(0.81)	(3.18)	(3.99)	82.12	41.44	147,581	0.77	0.77	0.88	23
Class Y
Six months ended 02/28/26	79.02	0.63	6.44	7.07	(1.19)	(6.23)	(7.42)	78.67	9.60	2,335,098	0.28 (d)	0.28 (d)	1.62 (d)	13
Year ended 08/31/25	78.81	1.20	5.47	6.67	(1.21)	(5.25)	(6.46)	79.02	8.89	2,298,002	0.28	0.28	1.58	25
Year ended 08/31/24	69.38	1.19	11.64	12.83	(1.19)	(2.21)	(3.40)	78.81	19.17	2,283,521	0.29	0.29	1.66	22
Year ended 08/31/23	69.44	1.14	4.28	5.42	(0.93)	(4.55)	(5.48)	69.38	8.38	2,188,760	0.27	0.27	1.69	20
Year ended 08/31/22	83.74	1.10	(7.50)	(6.40)	(1.12)	(6.78)	(7.90)	69.44	(8.64)	2,248,749	0.28	0.28	1.43	24
Year ended 08/31/21	62.74	1.01	24.32	25.33	(1.15)	(3.18)	(4.33)	83.74	42.15	2,671,007	0.27	0.27	1.38	23
Class R6
Six months ended 02/28/26	79.30	0.67	6.47	7.14	(1.22)	(6.23)	(7.45)	78.99	9.66	709,207	0.18 (d)	0.18 (d)	1.72 (d)	13
Year ended 08/31/25	79.06	1.28	5.49	6.77	(1.28)	(5.25)	(6.53)	79.30	9.00	653,730	0.18	0.18	1.68	25
Year ended 08/31/24	69.58	1.26	11.69	12.95	(1.26)	(2.21)	(3.47)	79.06	19.30	704,661	0.19	0.19	1.76	22
Year ended 08/31/23	69.59	1.21	4.28	5.49	(0.95)	(4.55)	(5.50)	69.58	8.48	589,680	0.18	0.18	1.78	20
Year ended 08/31/22	83.90	1.18	(7.51)	(6.33)	(1.20)	(6.78)	(7.98)	69.59	(8.54)	561,218	0.19	0.19	1.52	24
Year ended 08/31/21	62.86	1.09	24.36	25.45	(1.23)	(3.18)	(4.41)	83.90	42.30	910,010	0.16	0.16	1.49	23

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.95%, 0.99%, 0.99% and
0.93% for the six months ended February 28, 2026 and the years ended August 31, 2025, 2024 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Equally-Weighted S&P 500 Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
14
Invesco Equally-Weighted S&P 500 Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
15
Invesco Equally-Weighted S&P 500 Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser $12,878 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.11%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $18,540.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
16
Invesco Equally-Weighted S&P 500 Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $207,472 in front-end sales commissions from the sale of Class A shares and $4,545 and $11,677 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2026, the Fund incurred $83,105 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,038,925,475	$—	$—	$7,038,925,475
Money Market Funds	50,715,367	222,466,020	—	273,181,387
Total Investments in Securities	7,089,640,842	222,466,020	—	7,312,106,862
Other Investments - Assets*
Futures Contracts	1,613,746	—	—	1,613,746
Total Investments	$7,091,254,588	$222,466,020	$—	$7,313,720,608

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$1,613,746
Derivatives not subject to master netting agreements	(1,613,746)
Total Derivative Assets subject to master netting agreements	$—
17
Invesco Equally-Weighted S&P 500 Fund

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$2,390,362
Change in Net Unrealized Appreciation:
Futures contracts	1,004,904
Total	$3,395,266
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$39,147,458

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $23,716.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $885,885,803 and $1,239,053,590, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,829,196,013
Aggregate unrealized (depreciation) of investments	(155,819,325)
Net unrealized appreciation of investments	$3,673,376,688
Cost of investments for tax purposes is $3,640,343,920.
18
Invesco Equally-Weighted S&P 500 Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,764,010	$134,739,694	3,724,044	$278,669,091
Class C	200,661	14,138,250	554,353	38,324,612
Class R	423,734	32,160,956	720,905	52,983,422
Class Y	1,766,944	136,870,027	7,044,870	535,878,490
Class R6	920,181	71,367,994	1,719,212	130,759,792
Issued as reinvestment of dividends:
Class A	3,689,039	265,463,229	3,064,732	226,544,974
Class C	444,235	29,412,841	451,019	31,075,189
Class R	318,650	22,643,600	235,370	17,231,449
Class Y	2,185,434	160,563,812	1,949,595	146,590,044
Class R6	764,869	56,401,459	690,961	52,098,451
Automatic conversion of Class C shares to Class A shares:
Class A	505,716	38,672,252	1,488,704	111,044,903
Class C	(548,263)	(38,672,252)	(1,600,217)	(111,044,903)
Reacquired:
Class A	(3,570,440)	(273,109,174)	(6,900,540)	(514,965,870)
Class C	(456,924)	(32,411,651)	(1,041,773)	(72,103,995)
Class R	(394,085)	(29,938,501)	(661,193)	(48,234,169)
Class Y	(3,351,210)	(261,323,295)	(8,888,404)	(668,669,342)
Class R6	(949,987)	(74,578,188)	(3,079,326)	(234,455,017)
Net increase (decrease) in share activity	3,712,564	$252,401,053	(527,688)	$(28,272,879)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco Equally-Weighted S&P 500 Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco Equally-Weighted S&P 500 Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
MS-EWSP-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Equity and Income Fund
Nasdaq:
A: ACEIX ■ C: ACERX ■ R: ACESX ■ Y: ACETX ■ R5: ACEKX ■ R6: IEIFX

2	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–64.13%
Aerospace & Defense–1.32%
RTX Corp.	509,095	$103,152,829
Textron, Inc.	712,328	70,271,157
		173,423,986
Air Freight & Logistics–1.23%
FedEx Corp.	419,292	162,266,004
Asset Management & Custody Banks–0.57%
KKR & Co., Inc., Class A	852,491	74,746,411
Automobile Manufacturers–0.75%
General Motors Co.	1,247,960	98,226,932
Biotechnology–0.78%
Regeneron Pharmaceuticals, Inc.	131,065	102,449,579
Broadline Retail–1.68%
Amazon.com, Inc.(b)	1,051,668	220,850,280
Building Products–1.48%
Johnson Controls International PLC	1,347,738	194,478,593
Communications Equipment–0.69%
Cisco Systems, Inc.	1,147,039	91,143,719
Consumer Finance–0.47%
Capital One Financial Corp.	317,563	62,128,025
Diversified Banks–4.35%
Bank of America Corp.	4,405,967	219,549,336
PNC Financial Services Group, Inc. (The)	511,773	108,674,997
Wells Fargo & Co.	2,985,492	243,168,323
		571,392,656
Electric Utilities–2.18%
American Electric Power Co., Inc.	525,033	70,259,916
FirstEnergy Corp.	1,436,965	73,515,129
PPL Corp.	3,652,667	142,380,960
		286,156,005
Electrical Components & Equipment–1.74%
Emerson Electric Co.	720,670	108,641,003
Vertiv Holdings Co., Class A	471,372	120,148,009
		228,789,012
Electronic Components–1.32%
Coherent Corp.(b)	671,064	173,758,602
Fertilizers & Agricultural Chemicals–0.57%
Corteva, Inc.	937,678	75,126,761
Food Distributors–2.57%
Sysco Corp.	1,859,845	169,543,470
US Foods Holding Corp.(b)	1,739,890	168,090,773
		337,634,243
Shares		Value
Footwear–0.93%
NIKE, Inc., Class B	1,956,182	$121,635,397
Health Care Equipment–1.70%
Becton, Dickinson and Co.	527,128	93,027,550
Medtronic PLC	1,342,823	131,140,094
		224,167,644
Health Care REITs–0.46%
Alexandria Real Estate Equities, Inc.	1,120,955	60,576,408
Health Care Services–0.89%
CVS Health Corp.	1,461,906	116,806,289
Household Products–1.03%
Procter & Gamble Co. (The)	809,242	135,305,262
Industrial Machinery & Supplies & Components–2.18%
Fortive Corp.(c)	1,694,806	100,332,515
Parker-Hannifin Corp.	184,652	186,347,106
		286,679,621
Insurance Brokers–1.12%
Willis Towers Watson PLC	483,054	147,413,589
Integrated Oil & Gas–3.53%
Chevron Corp.	810,028	151,280,829
Exxon Mobil Corp.	864,706	131,867,665
Shell PLC (United Kingdom)	2,408,643	100,880,889
Suncor Energy, Inc. (Canada)	1,407,705	79,515,905
		463,545,288
Interactive Media & Services–2.23%
Alphabet, Inc., Class A	592,591	184,746,170
Meta Platforms, Inc., Class A	166,534	107,944,008
		292,690,178
Investment Banking & Brokerage–2.00%
Charles Schwab Corp. (The)	1,751,464	166,739,373
Goldman Sachs Group, Inc. (The)	112,526	96,723,974
		263,463,347
IT Consulting & Other Services–0.47%
Cognizant Technology Solutions Corp., Class A	960,549	61,888,172
Life Sciences Tools & Services–1.01%
IQVIA Holdings, Inc.(b)	322,016	57,579,681
Thermo Fisher Scientific, Inc.	143,722	74,894,971
		132,474,652
Managed Health Care–1.27%
Elevance Health, Inc.	210,590	67,388,800
UnitedHealth Group, Inc.	340,683	99,912,103
		167,300,903
Movies & Entertainment–1.20%
Walt Disney Co. (The)	1,487,125	157,694,735
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Equity and Income Fund

Shares		Value
Multi-line Insurance–0.69%
American International Group, Inc.	1,124,368	$90,500,380
Multi-Utilities–0.71%
Sempra	970,247	93,405,679
Oil & Gas Equipment & Services–0.64%
SLB Ltd.	1,644,250	84,415,795
Oil & Gas Exploration & Production–1.30%
ConocoPhillips	1,511,801	171,528,942
Pharmaceuticals–4.08%
Bristol-Myers Squibb Co.	1,473,677	91,913,234
Johnson & Johnson	694,346	172,496,377
Merck & Co., Inc.	1,339,277	165,829,278
Sanofi S.A.	1,080,574	105,681,546
		535,920,435
Rail Transportation–0.54%
Norfolk Southern Corp.	226,016	71,136,276
Real Estate Services–1.09%
CBRE Group, Inc., Class A(b)	970,524	143,307,574
Regional Banks–1.33%
Citizens Financial Group, Inc.	2,906,267	174,928,211
Restaurants–1.05%
Starbucks Corp.	1,409,744	138,183,107
Semiconductor Materials & Equipment–1.15%
Lam Research Corp.	384,009	89,815,865
Qnity Electronics, Inc.	488,232	61,888,288
		151,704,153
Semiconductors–3.06%
Microchip Technology, Inc.	2,476,340	184,834,017
NVIDIA Corp.	705,116	124,939,504
NXP Semiconductors N.V. (Netherlands)	408,774	92,795,786
		402,569,307
Specialty Chemicals–1.11%
DuPont de Nemours, Inc.	1,610,953	80,612,088
PPG Industries, Inc.	535,052	65,955,860
		146,567,948
Systems Software–1.48%
Microsoft Corp.	494,981	194,398,838
Tobacco–1.65%
Philip Morris International, Inc.	1,162,685	217,224,439
Trading Companies & Distributors–1.28%
Ashtead Group PLC (United Kingdom)(c)	1,107,648	79,337,282
Ferguson Enterprises, Inc.	343,166	89,483,966
		168,821,248
Transaction & Payment Processing Services–0.52%
Fidelity National Information Services, Inc.	1,330,647	67,809,771
Shares		Value
Wireless Telecommunication Services–0.73%
T-Mobile US, Inc.	441,990	$95,951,609
Total Common Stocks & Other Equity Interests (Cost $5,206,496,684)		8,432,586,005
Principal Amount
U.S. Dollar Denominated Bonds & Notes–21.19%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	5,659,087
Aerospace & Defense–0.15%
BAE Systems PLC (United Kingdom), 5.50%, 03/26/2054(c)(d)	3,130,000	3,226,481
Howmet Aerospace, Inc., 4.75%, 04/15/2036	4,053,000	4,067,249
Lockheed Martin Corp.,
4.15%, 06/15/2053	5,231,000	4,280,160
5.20%, 02/15/2064	5,558,000	5,232,186
RTX Corp., 4.45%, 11/16/2038	3,239,000	3,095,367
		19,901,443
Agricultural & Farm Machinery–0.02%
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(d)	2,880,000	2,996,266
Agricultural Products & Services–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,484,892
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,974,378
Alternative Carriers–0.24%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	16,590,000	16,424,100
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	16,603,000	14,992,509
		31,416,609
Apparel Retail–0.19%
Ross Stores, Inc., 0.88%, 04/15/2026	25,016,000	24,924,297
Application Software–0.53%
Box, Inc., Conv., 1.50%, 09/15/2029	25,001,000	23,375,935
Envestnet, Inc., Conv., 2.63%, 12/01/2027	23,029,000	24,698,603
Salesforce, Inc., 2.70%, 07/15/2041	10,414,000	7,402,461
Synopsys, Inc.,
4.55%, 04/01/2027(c)	5,366,000	5,407,768
5.70%, 04/01/2055	4,316,000	4,316,552
Workday, Inc., 3.50%, 04/01/2027	5,033,000	5,007,363
		70,208,682
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–0.31%
Bank of New York Mellon Corp. (The), 5.32%, 06/06/2036(e)	$4,317,000	$4,508,530
BlackRock, Inc., 4.75%, 05/25/2033	14,671,000	15,130,713
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	3,724,848
Carlyle Group, Inc. (The), 5.05%, 09/19/2035(c)	3,864,000	3,818,941
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	3,217,000	2,966,657
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	11,051,000	11,035,169
		41,184,858
Automobile Manufacturers–0.30%
Daimler Truck Finance North America LLC (Germany), 4.65%, 10/12/2030(c)(d)	8,086,000	8,220,668
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,739,160
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	5,448,000	5,051,891
Toyota Motor Credit Corp.,
4.55%, 08/07/2026	17,507,000	17,561,666
Series B, 3.75%, 01/12/2028	3,289,000	3,294,897
		38,868,282
Biotechnology–1.19%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	7,167,845
4.05%, 11/21/2039	13,812,000	12,508,801
4.85%, 06/15/2044	5,815,000	5,478,271
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(d)	21,548,432	33,712,522
Gilead Sciences, Inc., 3.65%, 03/01/2026	22,756,000	22,756,000
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	35,890,000	43,929,360
3.13%, 09/15/2030	21,525,000	30,748,462
		156,301,261
Brewers–0.18%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	10,870,000	10,902,179
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)(d)	9,734,000	9,673,859
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	3,301,649
		23,877,687
Broadline Retail–0.08%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,455,847
Cable & Satellite–0.95%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(f)	51,123,000	50,918,370
1.13%, 03/15/2028	26,544,000	20,372,520
Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
5.17%, 01/15/2037(c)(d)	$9,991,000	$10,063,668
3.90%, 03/01/2038	8,010,000	7,127,920
2.89%, 11/01/2051	3,128,000	1,889,664
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,160,079
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(g)	33,219,000	33,169,171
		124,701,392
Cargo Ground Transportation–0.01%
Fedex Freight Holding Co., Inc., 4.95%, 03/15/2033(d)	1,709,000	1,709,554
Commercial & Residential Mortgage Finance–0.03%
Aviation Capital Group LLC, 4.75%, 04/14/2027(d)	3,325,000	3,346,385
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	4,828,501
Communications Equipment–0.11%
Cisco Systems, Inc.,
4.55%, 02/24/2028(c)	10,529,000	10,700,294
5.30%, 02/26/2054(c)	3,481,000	3,389,330
		14,089,624
Computer & Electronics Retail–0.12%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026(c)	1,570,000	1,571,108
5.30%, 04/01/2032(c)	8,585,000	8,923,988
8.35%, 07/15/2046	30,000	38,395
Leidos, Inc., 4.10%, 03/15/2029	5,232,000	5,246,216
		15,779,707
Construction Machinery & Heavy Transportation Equipment– 0.19%
Caterpillar Financial Services Corp., 3.75%, 02/23/2029	9,013,000	9,020,052
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	14,695,000	15,470,136
		24,490,188
Consumer Finance–0.32%
American Express Co.,
3.30%, 05/03/2027	10,405,000	10,356,832
4.73%, 04/25/2029(e)	5,132,000	5,217,526
4.80%, 10/24/2036(e)	8,776,000	8,694,940
Capital One Financial Corp., 6.18%, 01/30/2036(c)(e)	4,461,000	4,640,711
General Motors Financial Co., Inc.,
5.25%, 03/01/2026	5,467,000	5,467,000
4.20%, 10/27/2028(c)	2,120,000	2,128,659
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,771,376
		42,277,044
Data Processing & Outsourced Services–0.32%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	34,480,000	41,962,160
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–0.89%
Bank of America Corp.,
3.25%, 10/21/2027	$5,705,000	$5,663,272
2.57%, 10/20/2032(e)	8,683,000	7,913,801
Citigroup, Inc.,
3.67%, 07/24/2028(e)	5,405,000	5,380,834
4.95%, 05/07/2031(e)	14,241,000	14,609,890
6.68%, 09/13/2043(c)	8,000,000	9,045,590
5.30%, 05/06/2044	2,765,000	2,686,633
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,357,128
3.51%, 01/23/2029(e)	11,170,000	11,078,536
4.26%, 02/22/2048(e)	5,355,000	4,606,357
3.90%, 01/23/2049(e)	11,170,000	8,993,479
PNC Financial Services Group, Inc. (The),
4.08%, 01/26/2029(e)	3,788,000	3,800,500
3.45%, 04/23/2029(c)	7,450,000	7,377,448
6.88%, 10/20/2034(e)	6,126,000	6,976,834
Truist Bank, Series I, 4.14%, 01/27/2029(c)(e)	8,790,000	8,813,709
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,240,965
Wells Fargo & Co.,
4.10%, 06/03/2026	4,515,000	4,517,273
4.65%, 11/04/2044	9,115,000	8,005,421
		117,067,670
Diversified Capital Markets–0.02%
Sixth Street Lending Partners, 6.13%, 07/15/2030(c)	2,099,000	2,125,746
Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,340,276
Diversified Metals & Mining–0.04%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,338,041
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055(c)	3,265,000	3,391,065
		5,729,106
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032(c)	10,561,000	9,486,048
Drug Retail–0.02%
CVS Pass-Through Trust, 6.04%, 12/10/2028	2,450,038	2,485,640
Electric Utilities–1.46%
Constellation Energy Generation LLC,
3.90%, 01/08/2028	5,574,000	5,578,386
6.50%, 10/01/2053(c)	2,992,000	3,303,516
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	8,413,782
FirstEnergy Corp., Conv., 3.88%, 01/15/2031(d)	51,798,000	60,344,670
Principal Amount		Value
Electric Utilities–(continued)
Georgia Power Co., Series B, 3.70%, 01/30/2050	$3,665,000	$2,806,861
National Rural Utilities Cooperative Finance Corp.,
4.30%, 12/10/2030	10,795,000	10,897,721
2.75%, 04/15/2032(c)	9,898,000	9,041,044
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	5,572,000	5,551,864
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,986,316
PPL Capital Funding, Inc.,
Conv., 2.88%, 03/15/2028	32,308,000	38,244,595
3.00%, 12/01/2030(d)	32,724,000	34,286,571
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	395,633
Xcel Energy, Inc., 3.50%, 12/01/2049	10,280,000	7,530,860
		191,381,819
Electrical Components & Equipment–0.05%
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(d)	4,036,000	4,093,061
Rockwell Automation, Inc., 1.75%, 08/15/2031	2,729,000	2,418,492
		6,511,553
Electronic Components–0.11%
Amphenol Corp.,
3.90%, 11/15/2028	10,938,000	10,987,415
5.30%, 11/15/2055	3,503,000	3,395,317
		14,382,732
Electronic Manufacturing Services–0.03%
Jabil, Inc., 4.20%, 02/01/2029	3,706,000	3,713,753
Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.95%, 08/15/2053(c)	2,575,000	2,670,842
Health Care Equipment–0.10%
Abbott Laboratories, 3.70%, 03/09/2029	10,127,000	10,127,844
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	2,576,155
		12,703,999
Health Care Services–0.10%
Cigna Group (The), 4.80%, 08/15/2038	3,240,000	3,142,380
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	9,933,000	9,868,953
		13,011,333
Health Care Supplies–0.52%
Haemonetics Corp., Conv., 2.50%, 06/01/2029	51,616,000	50,877,891
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	15,227,000	17,221,737
		68,099,628
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Equity and Income Fund

Principal Amount		Value
Highways & Railtracks–0.07%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	$8,797,000	$9,203,567
Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052(c)	4,741,000	3,789,454
Homebuilding–0.02%
Sekisui House U.S., Inc., 6.00%, 01/15/2043	2,117,000	2,022,927
Hotels, Resorts & Cruise Lines–0.50%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(f)	65,983,000	65,818,042
Human Resource & Employment Services–0.04%
Paychex, Inc., 5.35%, 04/15/2032	5,542,000	5,686,221
Industrial Conglomerates–0.20%
Honeywell International, Inc.,
2.50%, 11/01/2026	10,795,000	10,709,111
4.50%, 01/15/2034	16,007,000	16,101,481
		26,810,592
Industrial Gases–0.10%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	13,247,000	13,414,304
Industrial Machinery & Supplies & Components–0.21%
JBT Marel Corp., Conv., 0.38%, 09/15/2030(d)	25,742,000	27,415,230
Integrated Oil & Gas–0.21%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,581,900
Chevron Corp., 2.95%, 05/16/2026	9,807,000	9,787,943
Exxon Mobil Corp., 3.04%, 03/01/2026	11,316,000	11,316,000
		27,685,843
Integrated Telecommunication Services–0.47%
AT&T, Inc.,
4.30%, 02/15/2030	3,526,000	3,560,175
3.55%, 09/15/2055	4,562,000	3,092,046
6.05%, 08/15/2056	5,570,000	5,673,877
3.80%, 12/01/2057	3,619,000	2,541,272
NTT Finance Corp. (Japan),
4.57%, 07/16/2027(d)	2,536,000	2,559,797
5.17%, 07/16/2032(d)	6,665,000	6,892,383
Orange S.A. (France),
9.00%, 03/01/2031	4,443,000	5,361,301
5.75%, 01/13/2056(d)	1,622,000	1,672,417
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	6,725,000	6,064,297
Verizon Communications, Inc.,
4.75%, 01/15/2033	4,400,000	4,463,560
4.78%, 02/15/2035	13,111,000	13,059,019
3.40%, 03/22/2041	5,788,000	4,611,862
5.88%, 11/30/2055(c)	2,275,904	2,292,739
		61,844,745
Principal Amount		Value
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	$3,559,000	$3,550,498
Interactive Media & Services–0.75%
Alphabet, Inc.,
3.88%, 11/15/2028	6,947,000	6,998,995
4.10%, 11/15/2030(c)	17,345,000	17,505,993
4.70%, 11/15/2035	5,818,000	5,893,295
5.25%, 05/15/2055(c)	1,852,000	1,804,007
5.65%, 02/15/2056	6,860,000	7,024,620
Meta Platforms, Inc.,
5.50%, 11/15/2045	17,345,000	17,146,365
5.60%, 05/15/2053(c)	14,968,000	14,583,138
Snap, Inc., Conv., 0.50%, 05/01/2030	34,614,000	28,184,449
		99,140,862
Investment Banking & Brokerage–1.36%
Goldman Sachs Group, Inc. (The),
5.02%, 10/23/2035(e)	5,424,000	5,482,132
2.91%, 07/21/2042(e)	3,205,000	2,369,984
GS Finance Corp.,
Series 0003, Conv., 1.00%, 07/30/2029(d)	62,338,000	76,703,861
0.00%, 03/03/2032(f)	68,953,000	75,377,956
Morgan Stanley,
4.99%, 04/12/2029(e)	5,107,000	5,200,589
Series I, 4.36%, 10/22/2031(e)	13,810,000	13,845,354
		178,979,876
IT Consulting & Other Services–0.17%
International Business Machines Corp.,
3.30%, 05/15/2026	17,069,000	17,048,602
4.30%, 02/03/2031	5,231,000	5,261,749
		22,310,351
Life & Health Insurance–0.63%
American National Group, Inc., 5.00%, 06/15/2027	8,671,000	8,725,891
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	10,715,574
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	20,608,450
GA Global Funding Trust, 5.50%, 01/08/2029(d)	12,448,000	12,765,597
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	4,057,972
Pacific Life Global Funding II, 5.50%, 08/28/2026(d)	13,319,000	13,420,587
Protective Life Global Funding, 4.16%, 01/15/2029(d)	8,857,000	8,871,127
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	3,791,624
		82,956,822
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,876,203
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Equity and Income Fund

Principal Amount		Value
Movies & Entertainment–0.19%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	$20,617,000	$24,946,570
Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	6,435,432
Multi-Utilities–1.07%
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(d)	63,794,000	67,586,553
2.88%, 05/15/2029(d)	13,113,000	13,279,535
CMS Energy Corp., Conv., 3.13%, 05/01/2031(d)	45,640,000	47,102,762
NiSource, Inc.,
4.38%, 05/15/2047	6,015,000	5,095,473
5.85%, 04/01/2055(c)	2,512,000	2,535,373
Sempra, 3.80%, 02/01/2038	5,871,000	5,132,974
		140,732,670
Oil & Gas Exploration & Production–0.31%
Antero Resources Corp., 5.40%, 02/01/2036	2,453,000	2,457,035
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	5,674,884
ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,309,922
Diamondback Energy, Inc., 5.75%, 04/18/2054(c)	5,160,000	5,039,552
EOG Resources, Inc., 4.40%, 07/15/2028	2,163,000	2,192,103
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	21,570,000	22,783,312
		40,456,808
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(c)	5,068,000	3,854,527
Oil & Gas Storage & Transportation–0.62%
Energy Transfer L.P.,
5.20%, 04/01/2030(c)	3,688,000	3,835,976
6.40%, 12/01/2030	4,861,000	5,295,374
4.90%, 03/15/2035	3,640,000	3,634,396
5.30%, 04/01/2044	8,165,000	7,625,104
5.00%, 05/15/2050	7,684,000	6,573,685
Enterprise Products Operating LLC,
4.60%, 01/15/2031	4,281,000	4,377,871
6.45%, 09/01/2040	555,000	626,122
4.25%, 02/15/2048	7,354,000	6,135,209
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(d)	2,904,000	3,026,305
Kinder Morgan, Inc.,
5.15%, 06/01/2030(c)	2,826,000	2,941,652
5.30%, 12/01/2034	4,203,000	4,361,810
MPLX L.P.,
1.75%, 03/01/2026	8,580,000	8,580,000
4.50%, 04/15/2038	8,564,000	7,951,345
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,743,186
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,372,416
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The), 5.40%, 03/02/2026	$7,016,000	$7,016,000
		81,096,451
Other Specialized REITs–0.13%
EPR Properties, 4.75%, 12/15/2026	17,525,000	17,580,961
Packaged Foods & Meats–0.13%
Mars, Inc.,
4.45%, 03/01/2027(c)(d)	5,169,000	5,212,430
5.20%, 03/01/2035(d)	5,141,000	5,325,177
5.65%, 05/01/2045(d)	4,172,000	4,272,023
5.70%, 05/01/2055(d)	1,883,000	1,910,814
		16,720,444
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041(c)	2,855,000	2,972,374
Passenger Airlines–0.15%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	1,984,873	1,978,854
4.90%, 05/11/2038	1,916,000	1,929,920
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	2,146,000	2,182,916
5.31%, 10/20/2031(d)	2,458,000	2,507,246
Delta Air Lines, Inc., 4.95%, 07/10/2028	5,613,000	5,707,602
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	2,429,187	2,424,801
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,439,050	3,395,302
		20,126,641
Passenger Ground Transportation–0.02%
Uber Technologies, Inc., 4.80%, 09/15/2035	2,312,000	2,302,604
Pharmaceuticals–0.39%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	9,837,539
Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(d)	4,531,000	4,953,782
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	5,918,347
Haleon US Capital LLC, 4.00%, 03/24/2052(c)	2,954,000	2,375,983
Zoetis, Inc.,
Conv., 0.25%, 06/15/2029(d)	23,478,000	24,710,595
4.70%, 02/01/2043	4,101,000	3,817,217
		51,613,463
Property & Casualty Insurance–0.13%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,246,762
Markel Group, Inc.,
5.00%, 03/30/2043	4,185,000	3,913,576
5.00%, 05/20/2049	5,140,000	4,646,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Equity and Income Fund

Principal Amount		Value
Property & Casualty Insurance–(continued)
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	$6,455,000	$5,978,064
		17,785,074
Rail Transportation–0.21%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	3,965,000	3,037,994
Norfolk Southern Corp.,
3.40%, 11/01/2049	4,879,000	3,512,454
5.35%, 08/01/2054(c)	5,099,000	4,931,452
Union Pacific Corp.,
3.20%, 05/20/2041	10,131,000	8,134,512
4.15%, 01/15/2045	4,410,000	3,649,830
3.84%, 03/20/2060	5,560,000	4,112,933
		27,379,175
Regional Banks–0.04%
Citizens Financial Group, Inc., 6.65%, 04/25/2035(e)	3,122,000	3,456,759
Zions Bancorporation N.A., 4.48%, 02/09/2029(e)	2,205,000	2,206,336
		5,663,095
Reinsurance–0.06%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(c)(d)	2,423,000	2,280,993
PartnerRe Finance B LLC, 3.70%, 07/02/2029(c)	5,795,000	5,711,769
		7,992,762
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(c)	7,440,000	7,361,885
Retail REITs–0.55%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034(c)	10,029,000	10,447,053
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(d)	38,802,000	40,179,471
Kimco Realty OP LLC, 3.20%, 04/01/2032	12,105,000	11,389,660
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	7,705,332
4.65%, 03/15/2049	2,970,000	2,641,711
		72,363,227
Self-Storage REITs–0.06%
Extra Space Storage L.P.,
3.50%, 07/01/2026	4,667,000	4,658,912
5.70%, 04/01/2028	3,806,000	3,931,522
		8,590,434
Semiconductor Materials & Equipment–0.47%
MKS, Inc., Conv., 1.25%, 06/01/2030	35,877,000	62,497,734
Semiconductors–0.87%
Broadcom, Inc.,
3.47%, 04/15/2034	6,975,000	6,456,276
5.20%, 07/15/2035	9,363,000	9,680,287
Foundry JV Holdco LLC, 6.20%, 01/25/2037(d)	7,949,000	8,522,541
Principal Amount		Value
Semiconductors–(continued)
Marvell Technology, Inc., 2.45%, 04/15/2028	$12,029,000	$11,647,223
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(g)	72,645,000	74,170,874
Micron Technology, Inc.,
5.65%, 11/01/2032	2,881,000	3,071,706
3.37%, 11/01/2041	1,778,000	1,414,998
		114,963,905
Specialized Finance–0.08%
State Street Bank and Trust Co., 4.59%, 11/25/2026	10,020,000	10,085,898
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,444,814
Systems Software–0.48%
Microsoft Corp., 3.50%, 02/12/2035(c)	4,259,000	4,049,279
Nebius Group N.V. (Netherlands), Conv., 2.75%, 09/15/2032(d)	19,245,000	19,091,040
Oracle Corp.,
4.80%, 09/26/2032(c)	6,693,000	6,542,515
3.60%, 04/01/2040	10,910,000	8,251,189
6.70%, 02/04/2056	7,694,000	7,466,044
VMware LLC, 1.40%, 08/15/2026	17,988,000	17,778,369
		63,178,436
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026(c)	7,645,000	7,644,823
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
3.35%, 02/09/2027	3,495,000	3,485,907
4.20%, 05/12/2030(c)	13,030,000	13,245,957
		16,731,864
Telecom Tower REITs–0.16%
American Tower Corp., 1.60%, 04/15/2026	8,541,000	8,516,857
Crown Castle, Inc.,
2.50%, 07/15/2031	14,073,000	12,726,001
4.75%, 05/15/2047(c)	470,000	415,106
		21,657,964
Tobacco–0.24%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	13,082,735
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	10,697,000	10,680,713
Philip Morris International, Inc., 4.88%, 11/15/2043	8,162,000	7,679,291
		31,442,739
Transaction & Payment Processing Services–0.60%
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(c)	12,568,000	12,568,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Equity and Income Fund

	Principal Amount	Value
Transaction & Payment Processing Services–(continued)
Fiserv, Inc., 4.55%, 02/15/2031	$3,213,000	$3,204,737
Global Payments, Inc., Conv., 1.50%, 03/01/2031	68,839,000	62,746,748
		78,519,485
Wireless Telecommunication Services–0.22%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	5,913,982
T-Mobile USA, Inc.,
2.70%, 03/15/2032	10,676,000	9,729,573
3.40%, 10/15/2052	7,422,000	5,068,142
6.00%, 06/15/2054	3,234,000	3,321,034
5.88%, 11/15/2055	4,293,000	4,339,359
		28,372,090
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,744,993,514)		2,786,168,175
U.S. Treasury Securities–8.19%
U.S. Treasury Bills–0.01%
3.72% - 4.12%, 05/14/2026(h)(i)	1,360,000	1,350,114
U.S. Treasury Bonds–0.70%
4.50%, 02/15/2036	5,525,000	5,801,250
4.63%, 02/15/2046	44,336,900	44,652,108
4.63%, 11/15/2055	42,410,700	42,347,746
		92,801,104
U.S. Treasury Notes–7.48%
3.50%, 01/31/2028	309,012,000	309,627,611
3.50%, 02/15/2029	142,022,700	142,472,068
3.75%, 01/31/2031	310,736,900	313,941,374
4.00%, 01/31/2033	169,071,000	172,003,325
4.13%, 02/15/2036	44,506,300	45,100,877
		983,145,255
Total U.S. Treasury Securities (Cost $1,067,980,860)		1,077,296,473
	Shares
Preferred Stocks–0.34%
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd. (Cost $30,200,612)	875,900	44,583,310
	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.11%
Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
6.75%, 03/15/2031	$7,000,000	8,032,120
5.50%, 02/01/2037	3	3
		8,032,123
Principal Amount		Value
Federal National Mortgage Association (FNMA)–0.05%
6.63%, 11/15/2030	$6,315,000	$7,161,345
7.00%, 07/01/2032	2,539	2,662
		7,164,007
Government National Mortgage Association (GNMA)–0.00%
8.00%, 08/15/2026 to 01/20/2031	527	541
7.50%, 12/20/2030	213	222
		763
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,456,467)		15,196,893

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,598,000)	4,598,000	5,122,043
Shares
Money Market Funds–6.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(j)(k)	284,320,331	284,320,331
Invesco Treasury Portfolio, Institutional Class, 3.56%(j)(k)	522,976,024	522,976,024
Total Money Market Funds (Cost $807,296,354)		807,296,355
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $9,879,022,491)		13,168,249,254
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.36%
Invesco Private Government Fund, 3.64%(j)(k)(l)	49,757,246	49,757,246
Invesco Private Prime Fund, 3.81%(j)(k)(l)	129,187,171	129,225,927
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $178,983,173)		178,983,173
TOTAL INVESTMENTS IN SECURITIES–101.50% (Cost $10,058,005,664)		13,347,232,427
OTHER ASSETS LESS LIABILITIES—(1.50)%		(197,181,977)
NET ASSETS–100.00%		$13,150,050,450
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $734,669,717, which represented 5.59% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Zero coupon bond issued at a discount.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$149,075,603	$658,737,562	$(523,492,834)	$-	$-	$284,320,331	$4,063,569
Invesco Treasury Portfolio, Institutional Class	271,807,244	1,223,369,759	(972,200,978)	(1)	-	522,976,024	7,354,110
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,681,063	426,951,645	(446,875,462)	-	-	49,757,246	832,953*
Invesco Private Prime Fund	180,984,644	922,971,655	(974,724,965)	(8,984)	3,577	129,225,927	2,283,868*
Total	$671,548,554	$3,232,030,621	$(2,917,294,239)	$(8,985)	$3,577	$986,279,528	$14,534,500

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	57	June-2026	$(6,278,016)	$(17,885)	$(17,885)
U.S. Treasury 10 Year Notes	162	June-2026	(18,437,625)	(81,271)	(81,271)
U.S. Treasury Ultra Bonds	134	June-2026	(16,293,562)	(158,288)	(158,288)
Total Futures Contracts				$(257,444)	$(257,444)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/30/2026	Bank of New York Mellon (The)	GBP	3,449,226	USD	4,664,248	$15,585
03/30/2026	Bank of New York Mellon (The)	USD	1,188,393	CAD	1,625,900	4,983
03/30/2026	State Street Bank & Trust Co.	GBP	95,440,412	USD	128,857,832	228,884
Subtotal—Appreciation						249,452
Currency Risk
03/30/2026	Bank of New York Mellon (The)	CAD	80,123,050	USD	58,597,259	(211,363)
03/30/2026	State Street Bank & Trust Co.	CAD	1,984,864	USD	1,452,410	(4,438)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/30/2026	State Street Bank & Trust Co.	EUR	65,450,367	USD	77,274,139	$(162,695)
Subtotal—Depreciation						(378,496)
Total Forward Foreign Currency Contracts						$(129,044)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Equity and Income Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,071,726,137)*	$12,360,952,899
Investments in affiliated money market funds, at value (Cost $986,279,527)	986,279,528
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	249,452
Cash	3,544,855
Foreign currencies, at value (Cost $396,492)	395,945
Receivable for:
Investments sold	19,366,473
Fund shares sold	2,408,031
Dividends	14,535,249
Interest	26,887,812
Investment for trustee deferred compensation and retirement plans	1,329,028
Other assets	186,203
Total assets	13,416,135,475
Liabilities:
Other investments:
Variation margin payable — futures contracts	187,982
Unrealized depreciation on forward foreign currency contracts outstanding	378,496
Payable for:
Investments purchased	72,148,059
Fund shares reacquired	7,075,828
Collateral upon return of securities loaned	178,983,173
Accrued fees to affiliates	5,542,372
Accrued trustees’ and officers’ fees and benefits	9,070
Accrued other operating expenses	376,047
Trustee deferred compensation and retirement plans	1,383,998
Total liabilities	266,085,025
Net assets applicable to shares outstanding	$13,150,050,450
Net assets consist of:
Shares of beneficial interest	$9,645,494,888
Distributable earnings	3,504,555,562
$13,150,050,450
Net Assets:
Class A	$10,996,261,906
Class C	$145,212,371
Class R	$138,430,830
Class Y	$743,485,680
Class R5	$177,365,906
Class R6	$949,293,757
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	958,961,801
Class C	13,025,880
Class R	11,965,940
Class Y	64,841,435
Class R5	15,466,331
Class R6	82,813,805
Class A:
Net asset value per share	$11.47
Maximum offering price per share (Net asset value of $11.47 ÷ 94.50%)	$12.14
Class C:
Net asset value and offering price per share	$11.15
Class R:
Net asset value and offering price per share	$11.57
Class Y:
Net asset value and offering price per share	$11.47
Class R5:
Net asset value and offering price per share	$11.47
Class R6:
Net asset value and offering price per share	$11.46

*	At February 28, 2026, securities with an aggregate value of $165,197,668 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Equity and Income Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest	$67,179,038
Dividends (net of foreign withholding taxes of $328,982)	76,073,398
Dividends from affiliated money market funds (includes net securities lending income of $184,164)	11,601,843
Total investment income	154,854,279
Expenses:
Advisory fees	22,381,186
Administrative services fees	877,323
Custodian fees	35,245
Distribution fees:
Class A	13,227,914
Class C	701,039
Class R	326,433
Transfer agent fees — A, C, R and Y	7,539,007
Transfer agent fees — R5	90,175
Transfer agent fees — R6	130,583
Trustees’ and officers’ fees and benefits	55,181
Registration and filing fees	101,873
Reports to shareholders	418,600
Professional services fees	79,880
Other	57,817
Total expenses	46,022,256
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(375,967)
Net expenses	45,646,289
Net investment income	109,207,990
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	454,824,824
Affiliated investment securities	3,577
Foreign currencies	1,112,965
Forward foreign currency contracts	(3,024,305)
Futures contracts	(770,798)
452,146,263
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	560,264,526
Affiliated investment securities	(8,985)
Foreign currencies	4,000
Forward foreign currency contracts	2,267,608
Futures contracts	(274,375)
562,252,774
Net realized and unrealized gain	1,014,399,037
Net increase in net assets resulting from operations	$1,123,607,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Equity and Income Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$109,207,990	$230,100,122
Net realized gain	452,146,263	706,901,937
Change in net unrealized appreciation	562,252,774	142,738,876
Net increase in net assets resulting from operations	1,123,607,027	1,079,740,935
Distributions to shareholders from distributable earnings:
Class A	(609,551,819)	(806,741,236)
Class C	(8,150,676)	(13,584,629)
Class R	(7,266,071)	(9,359,016)
Class Y	(42,468,968)	(58,795,913)
Class R5	(10,416,786)	(15,418,720)
Class R6	(54,250,918)	(77,007,814)
Total distributions from distributable earnings	(732,105,238)	(980,907,328)
Share transactions–net:
Class A	150,220,127	72,419,981
Class C	(14,894,144)	(44,489,750)
Class R	6,013,577	3,414,099
Class Y	920,919	(16,089,913)
Class R5	(17,426,005)	(20,603,344)
Class R6	22,147,324	(62,842,421)
Net increase (decrease) in net assets resulting from share transactions	146,981,798	(68,191,348)
Net increase in net assets	538,483,587	30,642,259
Net assets:
Beginning of period	12,611,566,863	12,580,924,604
End of period	$13,150,050,450	$12,611,566,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Equity and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$11.14	$0.09	$0.90	$0.99	$(0.10)	$(0.56)	$(0.66)	$11.47	9.11%	$10,996,262	0.76%(d)	0.76%(d)	1.68%(d)	64%
Year ended 08/31/25	11.04	0.20	0.77	0.97	(0.22)	(0.65)	(0.87)	11.14	9.16	10,518,838	0.75	0.76	1.82	136
Year ended 08/31/24	10.11	0.21	1.41	1.62	(0.20)	(0.49)	(0.69)	11.04	16.93	10,359,368	0.77	0.78	2.00	139
Year ended 08/31/23	10.27	0.20	0.33	0.53	(0.22)	(0.47)	(0.69)	10.11	5.26	9,563,997	0.77	0.78	1.99	142
Year ended 08/31/22	12.52	0.14	(0.83)	(0.69)	(0.16)	(1.40)	(1.56)	10.27	(6.36)	9,654,157	0.78	0.78	1.25	152
Year ended 08/31/21	9.83	0.13	2.87	3.00	(0.17)	(0.14)	(0.31)	12.52	31.02	10,841,867	0.78	0.78	1.10	127
Class C
Six months ended 02/28/26	10.84	0.05	0.88	0.93	(0.06)	(0.56)	(0.62)	11.15	8.75	145,212	1.45 (d)	1.45 (d)	0.99 (d)	64
Year ended 08/31/25	10.76	0.11	0.75	0.86	(0.13)	(0.65)	(0.78)	10.84	8.33 (e)	155,749	1.49 (e)	1.50 (e)	1.08 (e)	136
Year ended 08/31/24	9.86	0.13	1.38	1.51	(0.12)	(0.49)	(0.61)	10.76	16.13 (e)	200,569	1.51 (e)	1.52 (e)	1.26 (e)	139
Year ended 08/31/23	10.03	0.12	0.32	0.44	(0.14)	(0.47)	(0.61)	9.86	4.43 (e)	230,928	1.50 (e)	1.51 (e)	1.26 (e)	142
Year ended 08/31/22	12.25	0.06	(0.81)	(0.75)	(0.07)	(1.40)	(1.47)	10.03	(7.01)	275,540	1.53	1.53	0.50	152
Year ended 08/31/21	9.63	0.04	2.81	2.85	(0.09)	(0.14)	(0.23)	12.25	29.94	362,829	1.53	1.53	0.35	127
Class R
Six months ended 02/28/26	11.23	0.08	0.90	0.98	(0.08)	(0.56)	(0.64)	11.57	9.00	138,431	1.01 (d)	1.01 (d)	1.43 (d)	64
Year ended 08/31/25	11.13	0.17	0.77	0.94	(0.19)	(0.65)	(0.84)	11.23	8.82	128,284	1.00	1.01	1.57	136
Year ended 08/31/24	10.18	0.18	1.44	1.62	(0.18)	(0.49)	(0.67)	11.13	16.74	123,727	1.02	1.03	1.75	139
Year ended 08/31/23	10.35	0.18	0.31	0.49	(0.19)	(0.47)	(0.66)	10.18	4.87	103,247	1.02	1.03	1.74	142
Year ended 08/31/22	12.59	0.11	(0.82)	(0.71)	(0.13)	(1.40)	(1.53)	10.35	(6.48)	96,887	1.03	1.03	1.00	152
Year ended 08/31/21	9.89	0.10	2.88	2.98	(0.14)	(0.14)	(0.28)	12.59	30.61	114,169	1.03	1.03	0.85	127
Class Y
Six months ended 02/28/26	11.14	0.11	0.89	1.00	(0.11)	(0.56)	(0.67)	11.47	9.25	743,486	0.51 (d)	0.51 (d)	1.93 (d)	64
Year ended 08/31/25	11.04	0.22	0.77	0.99	(0.24)	(0.65)	(0.89)	11.14	9.43	720,445	0.50	0.51	2.07	136
Year ended 08/31/24	10.11	0.23	1.42	1.65	(0.23)	(0.49)	(0.72)	11.04	17.23	731,531	0.52	0.53	2.25	139
Year ended 08/31/23	10.27	0.22	0.33	0.55	(0.24)	(0.47)	(0.71)	10.11	5.54	706,187	0.52	0.53	2.24	142
Year ended 08/31/22	12.52	0.17	(0.83)	(0.66)	(0.19)	(1.40)	(1.59)	10.27	(6.12)	702,847	0.53	0.53	1.50	152
Year ended 08/31/21	9.84	0.15	2.87	3.02	(0.20)	(0.14)	(0.34)	12.52	31.22	778,769	0.53	0.53	1.35	127
Class R5
Six months ended 02/28/26	11.14	0.11	0.89	1.00	(0.11)	(0.56)	(0.67)	11.47	9.27	177,366	0.48 (d)	0.48 (d)	1.96 (d)	64
Year ended 08/31/25	11.05	0.23	0.76	0.99	(0.25)	(0.65)	(0.90)	11.14	9.38	189,238	0.47	0.48	2.10	136
Year ended 08/31/24	10.11	0.24	1.42	1.66	(0.23)	(0.49)	(0.72)	11.05	17.39	208,168	0.48	0.49	2.29	139
Year ended 08/31/23	10.28	0.23	0.32	0.55	(0.25)	(0.47)	(0.72)	10.11	5.48	201,310	0.47	0.48	2.29	142
Year ended 08/31/22	12.52	0.18	(0.82)	(0.64)	(0.20)	(1.40)	(1.60)	10.28	(5.98)	218,033	0.48	0.48	1.55	152
Year ended 08/31/21	9.84	0.16	2.86	3.02	(0.20)	(0.14)	(0.34)	12.52	31.28	242,934	0.46	0.46	1.42	127
Class R6
Six months ended 02/28/26	11.13	0.11	0.90	1.01	(0.12)	(0.56)	(0.68)	11.46	9.31	949,294	0.41 (d)	0.41 (d)	2.03 (d)	64
Year ended 08/31/25	11.04	0.23	0.77	1.00	(0.26)	(0.65)	(0.91)	11.13	9.46	899,012	0.40	0.41	2.17	136
Year ended 08/31/24	10.10	0.24	1.43	1.67	(0.24)	(0.49)	(0.73)	11.04	17.48	957,561	0.41	0.42	2.36	139
Year ended 08/31/23	10.27	0.24	0.31	0.55	(0.25)	(0.47)	(0.72)	10.10	5.56	895,499	0.40	0.41	2.36	142
Year ended 08/31/22	12.52	0.18	(0.83)	(0.65)	(0.20)	(1.40)	(1.60)	10.27	(6.01)	844,958	0.41	0.41	1.62	152
Year ended 08/31/21	9.83	0.17	2.87	3.04	(0.21)	(0.14)	(0.35)	12.52	31.50	913,379	0.39	0.39	1.49	127

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.94%, 0.99%, 0.99% and 0.98% for the six months ended February 28, 2026 and the years ended August 31, 2025, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Equity and Income Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and, secondarily, capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
16
Invesco Equity and Income Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
17
Invesco Equity and Income Fund

J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser $2,507 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures
18
Invesco Equity and Income Fund

contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.35%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $312,071.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $955,502 in front-end sales commissions from the sale of Class A shares and $6,873 and $4,490 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2026, the Fund incurred $125,217 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
19
Invesco Equity and Income Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,146,686,288	$285,899,717	$—	$8,432,586,005
U.S. Dollar Denominated Bonds & Notes	—	2,786,168,175	—	2,786,168,175
U.S. Treasury Securities	—	1,077,296,473	—	1,077,296,473
Preferred Stocks	44,583,310	—	—	44,583,310
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,196,893	—	15,196,893
Municipal Obligations	—	5,122,043	—	5,122,043
Money Market Funds	807,296,355	178,983,173	—	986,279,528
Total Investments in Securities	8,998,565,953	4,348,666,474	—	13,347,232,427
Other Investments - Assets*
Forward Foreign Currency Contracts	—	249,452	—	249,452
Other Investments - Liabilities*
Futures Contracts	(257,444)	—	—	(257,444)
Forward Foreign Currency Contracts	—	(378,496)	—	(378,496)
	(257,444)	(378,496)	—	(635,940)
Total Other Investments	(257,444)	(129,044)	—	(386,488)
Total Investments	$8,998,308,509	$4,348,537,430	$—	$13,346,845,939

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$249,452
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$249,452

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(257,444)	$(257,444)
Unrealized depreciation on forward foreign currency contracts outstanding	(378,496)	—	(378,496)
Total Derivative Liabilities	(378,496)	(257,444)	(635,940)
Derivatives not subject to master netting agreements	—	257,444	257,444
Total Derivative Liabilities subject to master netting agreements	$(378,496)	$—	$(378,496)

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
20
Invesco Equity and Income Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$20,568	$(211,363)	$(190,795)	$—	$—	$(190,795)
State Street Bank & Trust Co.	228,884	(167,133)	61,751	—	—	61,751
Total	$249,452	$(378,496)	$(129,044)	$—	$—	$(129,044)
Effect of Derivative Investments for the six months ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(3,024,305)	$-	$(3,024,305)
Futures contracts	-	(770,798)	(770,798)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	2,267,608	-	2,267,608
Futures contracts	-	(274,375)	(274,375)
Total	$(756,697)	$(1,045,173)	$(1,801,870)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$279,128,241	$42,030,107

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $63,896.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2025.
21
Invesco Equity and Income Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $1,589,679,190 and $2,309,682,221, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,433,960,142
Aggregate unrealized (depreciation) of investments	(236,594,200)
Net unrealized appreciation of investments	$3,197,365,942
Cost of investments for tax purposes is $10,149,479,997.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	27,252,286	$306,356,230	64,497,717	$694,744,523
Class C	973,131	10,619,443	2,211,762	23,176,983
Class R	993,725	11,267,993	2,097,803	22,702,441
Class Y	3,970,493	44,602,431	10,804,111	115,908,122
Class R5	438,850	4,931,016	1,217,289	13,124,832
Class R6	5,639,184	63,366,155	12,563,057	135,854,807
Issued as reinvestment of dividends:
Class A	51,442,504	567,715,364	70,295,490	752,707,479
Class C	718,744	7,721,961	1,229,741	12,834,098
Class R	650,617	7,244,816	863,498	9,330,658
Class Y	3,123,138	34,436,495	4,640,928	49,695,930
Class R5	944,634	10,416,786	1,439,525	15,418,720
Class R6	4,732,204	52,137,971	6,993,256	74,833,447
Automatic conversion of Class C shares to Class A shares:
Class A	1,705,741	19,174,074	4,485,751	48,131,015
Class C	(1,752,347)	(19,174,074)	(4,605,470)	(48,131,015)
Reacquired:
Class A	(66,090,509)	(743,025,541)	(132,643,618)	(1,423,163,036)
Class C	(1,285,524)	(14,061,474)	(3,098,930)	(32,369,816)
Class R	(1,102,505)	(12,499,232)	(2,652,912)	(28,619,000)
Class Y	(6,953,076)	(78,118,007)	(16,982,754)	(181,693,965)
Class R5	(2,909,916)	(32,773,807)	(4,509,698)	(49,146,896)
Class R6	(8,316,024)	(93,356,802)	(25,517,942)	(273,530,675)
Net increase (decrease) in share activity	14,175,350	$146,981,798	(6,671,396)	$(68,191,348)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22
Invesco Equity and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
23
Invesco Equity and Income Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
VK-EQI-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Floating Rate ESG Fund
Nasdaq:
A: AFRAX ■ C: AFRCX ■ R: AFRRX ■ Y: AFRYX ■ R5: AFRIX ■ R6: AFRFX

2	Consolidated Schedule of Investments
19	Consolidated Financial Statements
23	Consolidated Financial Highlights
24	Notes to Consolidated Financial Statements
33	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–87.24%(b)(c)
Aerospace & Defense–1.48%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (3 mo. Term SOFR + 2.50%)	6.17%	07/01/2031	$1,704	$1,709,800
Element Materials Tech Group, Inc., Term Loan (3 mo. Term SOFR + 3.68%)	7.35%	07/06/2029	2,457	2,471,234
Fairbanks Morse Defense (Arcline FM Holding LLC), Term Loan B(d)	–	06/23/2030	732	734,447
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	7.54%	04/30/2028	2,013	1,673,499
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	09/23/2031	5,968	5,978,405
OneSky Flight LLC, Term Loan B (1 mo. Term SOFR + 2.75%)(e)	6.40%	02/04/2033	2,164	2,159,373
PennAero (Takeoff Buyer, Inc.)
Delayed Draw Term Loan(f)	0.00%	02/04/2033	247	247,334
Term Loan B(d)	–	02/04/2033	1,540	1,545,838
Propulsion (BC) Newco LLC (aka ITP Aero) (Spain), Term Loan (3 mo. Term SOFR + 2.50%)	6.17%	11/30/2032	4,838	4,846,352
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	03/17/2030	7,796	7,810,519
Titan Acquisition Holdings L.P.
Delayed Draw Term Loan	0.00%	03/24/2026	53	52,032
Delayed Draw Term Loan(f)	0.00%	03/24/2026	3	3,321
				29,232,154
Air Transport–0.92%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	04/20/2028	11,317	11,317,195
Term Loan B (3 mo. Term SOFR+ 2.75%)	6.42%	05/07/2032	1,020	1,021,950
American Airlines, Inc.
Term Loan (3 mo. Term SOFR + 2.25%)	6.26%	06/04/2029	1,237	1,237,568
Term Loan B (6 mo. Term SOFR + 2.25%)	6.00%	02/15/2028	758	757,644
Stonepeak Nile Parent LLC, Term Loan B-1 (3 mo. Term SOFR + 2.25%)	5.92%	04/11/2032	3,972	3,970,441
				18,304,798
Automotive–3.33%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.00%)	5.67%	01/31/2031	1,931	1,931,735
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	7.79%	04/06/2028	2,304	2,298,627
Belron Group S.A. (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.00%)	5.66%	10/16/2031	8,380	8,393,698
Highline Aftermarket Acquisition LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	02/15/2030	10,320	10,345,808
Lippert Components, Inc., Term Loan (1 mo. Term SOFR + 2.25%)(e)	5.92%	03/25/2032	4,129	4,155,109
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.17%	04/23/2031	6,986	6,992,621
Madison Safety & Flow LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	09/26/2031	2,119	2,121,684
Mavis Tire Express Services Topco Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	05/04/2028	10,421	10,412,098
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.14%	10/01/2032	2,719	2,722,891
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	10/09/2031	5,013	5,017,465
PowerStop LLC, Term Loan B (6 mo. Term SOFR + 4.85%)	8.48%	01/24/2029	7,812	6,574,449
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	07/16/2031	3,017	2,883,493
Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	01/30/2031	2,197	2,187,356
				66,037,034
Beverage & Tobacco–0.36%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	07/31/2028	7,128	7,105,701
Savor Acquisition, Inc. (Sauer Brands), Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	02/04/2032	112	112,135
				7,217,836
Brokers, Dealers & Investment Houses–1.18%
Creative Planning (CPI Holdco B LLC), Incremental Term Loan (1 mo. Term SOFR + 2.00%)	5.67%	05/17/2031	7,546	7,485,200
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	11/25/2031	2,059	1,997,868
EP Wealth Advisors LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	10/06/2032	1,528	1,519,805
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Brokers, Dealers & Investment Houses–(continued)
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(f)	0.00%	08/16/2032	$1,161	$1,137,356
Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	08/16/2032	6,799	6,661,654
Orion US Finco (OSTTRA)
Second Lien Term Loan B (3 mo. PRIME + 5.50%)	9.15%	10/10/2033	1,140	1,138,665
Term Loan B (3 mo. Term SOFR + 3.50%)	7.15%	10/08/2032	3,413	3,361,848
				23,302,396
Building & Development–5.67%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.17%	05/28/2030	3,888	3,902,457
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	09/08/2032	9,515	9,496,472
Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	10/29/2031	5,762	5,797,141
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $10,393,978)(e)(g)	8.93%	08/03/2029	14,000	8,388,867
Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $3,813,260)(e)(g)	9.43%	08/03/2029	4,184	3,998,858
Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $4,063,641)(e)(g)	9.43%	08/03/2029	4,134	3,950,874
Gibraltar Industries, Term Loan B (1 mo. Term SOFR + 2.75%)(e)	8.00%	01/29/2033	1,770	1,774,590
Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	09/17/2032	3,182	3,183,933
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	06/17/2031	4,534	4,202,288
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	6.92%	12/22/2031	6,965	6,993,167
Second Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.17%	12/22/2032	1,544	1,558,045
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-10/17/2023; Cost $5,654,708)(g)	7.27%	04/01/2028	6,203	4,566,714
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(f)	0.00%	10/27/2032	613	610,838
Term Loan B (1 mo. Term SOFR + 4.00%)	7.67%	10/18/2032	6,629	6,608,154
Janus International Group, LLC, Term Loan B (3 mo. Term SOFR + 2.00%)	5.66%	08/03/2030	6,675	6,664,903
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	03/28/2031	4,774	4,749,058
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.92%	04/29/2029	6,472	4,353,526
Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan(f)	0.00%	10/01/2032	436	437,436
Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	10/15/2032	2,264	2,268,978
Pye-Barker Fire and Safety LLC
Delayed Draw Term Loan(f)	0.00%	12/16/2032	963	964,714
Term Loan B (3 mo. Term SOFR + 2.50%)	6.20%	12/09/2032	6,442	6,456,166
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	03/19/2029	4,580	4,584,697
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.92%	04/14/2031	8,071	8,075,774
QXO/Beacon Roofing, Term Loan B (1 mo. Term SOFR + 2.00%)	5.67%	04/30/2032	2,439	2,442,573
TAMKO Building Products LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	09/20/2030	4,133	4,139,513
Tecta America Corp., Term Loan (1 mo. Term SOFR + 2.75%)	6.42%	02/18/2032	2,037	2,040,705
				112,210,441
Business Equipment & Services–8.59%
Allied Universal Holdco LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	08/20/2032	10,726	10,743,884
Azuria Water Solutions, Inc
Delayed Draw Term Loan(f)	0.00%	01/27/2033	204	201,817
Term Loan(d)	–	01/27/2033	1,531	1,513,628
Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	05/17/2028	6,161	6,123,664
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	08/09/2032	2,255	2,099,895
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	6.92%	03/21/2031	4,409	4,109,347
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	11.43%	02/12/2029	1,329	1,099,284
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	02/10/2028	12,983	11,316,650
Garda World Security Corp. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	02/01/2029	12,504	12,499,956
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.42%	05/12/2028		$14,496	$11,583,956
Heron BidCo, LLC (Heidrick & Struggles International Inc), Term Loan B (3 mo. Term SOFR + 4.00%)	7.74%	12/10/2032		4,838	4,833,517
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	7.85%	10/25/2029	EUR	8,720	6,779,382
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	7.67%	08/11/2028		6,060	4,808,940
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $19,874,271)(e)(g)	11.43%	06/30/2028		19,845	19,835,125
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	11/17/2031		1,437	1,404,110
OCM System One Buyer CTB LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.17%	03/02/2028		5,143	5,144,033
Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.85%) (Acquired 11/12/2021-02/03/2022; Cost $7,682,945)(g)	8.52%	07/27/2027		7,801	3,771,518
Prime Security Services Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.67%	10/13/2030		404	403,575
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	09/30/2031		5,459	4,831,619
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.42%	06/25/2032		4,992	4,992,417
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.17%	11/05/2032		11,805	11,441,110
Socotec (Holding SAS) (France), Term Loan (1 mo. Term SOFR + 2.75%)	6.42%	06/02/2031		1,259	1,263,628
Spin Holdco, Inc.
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	09/04/2030		29,019	22,755,560
Term Loan B (3 mo. Term SOFR + 5.43%)	9.10%	09/28/2030		7,132	7,311,430
team.blue Finco S.a.r.l. (Netherlands), Term Loan (3 mo. Term SOFR + 3.25%)(e)	6.92%	07/12/2032		902	779,882
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.92%	08/31/2028		2,287	2,259,807
UnitedLex Corp., Term Loan(e)(h)	0.00%	03/20/2027		1,420	1,065,162
VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)	6.29%	10/07/2032		5,205	5,208,109
					170,181,005
Cable & Satellite Television–3.62%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.02%	10/31/2027	EUR	1,353	1,194,779
Term Loan B (3 mo. EURIBOR + 5.00%)	7.02%	10/31/2027	EUR	3,098	2,735,347
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.29%	09/01/2028		6,944	6,521,376
Term Loan B-1 (1 mo. Term SOFR + 3.20%)	6.92%	09/18/2030		5,702	5,317,089
Charter Communications Operating LLC, Term Loan B-5 (3 mo. Term SOFR + 2.25%)	5.91%	12/15/2031		2,230	2,231,205
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	7.80%	04/30/2028		1,116	1,111,425
Term Loan B-12 (3 mo. Term SOFR + 5.06%)	8.74%	10/30/2028		3,639	3,632,937
Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.05%	05/14/2029		7,963	7,947,964
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	8.89%	05/31/2031	EUR	5,110	6,098,252
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	5.77%	04/30/2028		3,482	3,437,415
UPC - LG (Sunrise), Term Loan AAA (6 mo. Term SOFR + 2.50%)	6.13%	02/15/2032		11,714	11,631,412
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	7.02%	01/31/2029		6,724	6,555,502
Term Loan Y (6 mo. Term SOFR + 3.28%)	7.05%	03/31/2031		14,125	13,238,699
					71,653,402
Chemicals & Plastics–6.16%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan 12 (3 mo. Term SOFR + 6.75%)(e)	10.56%	02/03/2028		15,095	12,724,785
Incremental Term Loan 13 (3 mo. Term SOFR + 6.75%)(e)	10.56%	08/06/2026		231	194,824
Revolver Loan(e)(f)	0.00%	06/29/2026		535	534,864
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	8.92%	12/14/2029		7,012	6,303,732
Ascend Performance Materials Operations LLC, Term Loan (Acquired 12/19/2025-12/31/2025; Cost $3,587,326)(e)(g)	8.00%	12/22/2026		3,934	5,802,529
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	02/26/2029		4,309	3,611,365
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	6.66%	11/01/2030		3,573	3,581,712
Discovery Purchaser Corp. (BES), Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	10.65%	10/04/2030		3,644	3,473,686
Eastman Tire Additives (River Buyer, Inc.)
First Lien Term Loan (1 mo. Term SOFR + 6.25%)	9.91%	05/28/2026		6,465	3,978,642
First Lien Term Loan (3 mo. Term SOFR + 5.51%)	9.17%	08/01/2029		7,955	759,690
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Flint Group (ColourOz Inv) (Germany)
Term Loan (6 mo. EURIBOR + 4.25%)	6.29%	12/31/2026	EUR	8,156	$9,275,866
Term Loan (6 mo. EURIBOR + 6.00%)(e)	8.03%	12/31/2027	EUR	338	385,568
Term Loan (3 mo. Term SOFR + 5.00%)	8.93%	12/31/2026		$2,015	1,937,161
Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	03/27/2032		878	874,797
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(e)(f)	0.00%	01/10/2029		324	324,392
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(e)	8.16%	01/10/2029		3,259	3,258,739
Revolver Loan(e)(f)	0.00%	01/10/2029		566	566,475
Revolver Loan (3 mo. Term SOFR + 4.50%)(e)	8.24%	01/10/2029		1,007	1,007,067
Hexion International Holdings B.V., Term Loan B(d)	–	03/15/2029		3,108	3,055,679
Ineos Quattro (STYRO), Term Loan B(d)	–	04/02/2029		1,407	1,151,374
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.92%	02/18/2030		880	743,751
Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	02/07/2031		6,285	5,373,997
Nouryon Finance B.V., Term Loan B-1 (6 mo. Term SOFR + 3.25%)	7.04%	04/03/2028		937	938,312
Oxea Corp. (OQ Chemicals) (Oman)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	6.28%	04/07/2031	EUR	10,372	8,860,910
Term Loan B-2 (3 mo. Term SOFR + 4.35%)	8.00%	04/07/2031		7,194	5,298,421
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	7.67%	09/15/2028		10,333	10,216,750
USALCO LLC
Delayed Draw Term Loan(f)	0.00%	09/30/2031		379	379,493
Term Loan (1 mo. Term SOFR + 3.50%)	7.17%	09/30/2031		3,637	3,646,573
V Global Holdings LLC
Revolver Loan (1 mo. Term SOFR + 5.85%)(e)	9.52%	01/02/2029		1,031	960,860
Revolver Loan(e)(f)	0.00%	01/02/2029		1,791	1,669,399
Term Loan (3 mo. Term SOFR + 2.70%)(e)	9.55%	01/02/2029		22,566	21,031,519
					121,922,932
Clothing & Textiles–0.78%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	5.92%	02/12/2032		5,186	5,150,486
Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	12/21/2028		6,133	6,123,179
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	08/26/2031		4,259	4,253,365
					15,527,030
Conglomerates–0.20%
CoorsTek, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	10/28/2032		3,984	4,009,731
Containers & Glass Products–3.87%
Berlin Packaging LLC, Term Loan (3 mo. Term SOFR + 3.25%)	6.92%	06/07/2031		9,966	9,930,970
BradyPLUS Holdings LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	12/13/2032		6,853	6,812,370
Flex Acquisition Co., Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	04/30/2032		8,435	8,361,670
Graham Packaging Co., Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.92%	01/14/2033		4,173	4,170,197
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.52%	06/28/2028		6,048	5,920,939
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%)(e)	10.32%	11/22/2027		14,282	13,800,920
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	8.92%	10/04/2028		4,770	4,770,014
Term Loan A-2 (1 mo. Term SOFR + 3.86%)	5.28%	10/04/2028		6,961	5,278,803
Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	09/24/2032		5,658	5,659,539
Pregis Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	7.67%	02/01/2029		4,584	4,601,350
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.75%)	0.00%	07/12/2029		2,004	2,006,863
Ring Container Technologies Group LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	09/10/2032		2,127	2,130,981
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	03/03/2031		3,245	3,115,263
					76,559,879
Cosmetics & Toiletries–0.85%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.42%	01/30/2031		7,989	8,007,148
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.17%	08/15/2028		1,594	1,582,670
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–(continued)
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan (3 mo. Term SOFR + 3.25%)	6.93%	12/30/2032		$2,470	$2,473,221
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 4.75%)	6.78%	06/29/2028	EUR	4,350	4,714,629
					16,777,668
Drugs–0.15%
Alkermes, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	6.42%	08/12/2031		1,741	1,741,688
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. Term SOFR + 2.10%)	5.77%	11/15/2027		1,171	1,170,816
					2,912,504
Ecological Services & Equipment–1.94%
Anticimex Global AB (Sweden), Term Loan (3 mo. Term SOFR + 2.90%)	6.56%	11/17/2031		5,001	5,016,291
Arden University (BidCo Ltd.) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.75%)	6.76%	10/13/2032	EUR	2,519	2,885,708
Deep Blue Midland Basin LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	10/01/2032		3,238	3,256,278
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.92%	09/20/2030		7,535	7,587,997
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.27%	03/03/2032		7,290	7,307,932
Groundworks LLC, Term Loan (3 mo. Term SOFR + 3.50%)	6.67%	03/14/2031		7,508	7,518,277
MIP V Waste LLC (GreenWaste), Term Loan B (3 mo. Term SOFR + 2.75%)(e)	6.42%	08/13/2032		1,189	1,190,365
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	10/24/2031		3,594	3,607,152
					38,370,000
Electronics & Electrical–8.27%
Allegro MicroSystems, Inc. (Japan), Term Loan B (1 mo. Term SOFR + 1.75%)(e)	5.42%	01/28/2030		438	436,506
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	07/30/2031		2	2,317
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.44%	11/30/2029		3,465	3,248,278
Duck Creek Technologies, Inc. (Disco Parent, Inc.), Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	08/15/2032		1,865	1,823,309
EverCommerce, Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	07/07/2031		3,746	3,648,924
Exclusive (Networks Everest/Etna French Bidco) (France)
Delayed Draw Term Loan(f)	0.00%	12/10/2031	EUR	177	200,692
Delayed Draw Term Loan	4.50%	12/10/2031	EUR	135	152,512
Term Loan B-1 (3 mo. EURIBOR + 4.50%)	0.00%	12/14/2031	EUR	1,966	2,222,623
Term Loan B-2 (3 mo. EURIBOR + 4.50%)	0.00%	12/14/2031	EUR	972	1,098,496
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(e)	8.15%	12/14/2031		2,861	2,710,389
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(e)	8.15%	12/05/2031		1,425	1,350,119
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (6 mo. Term SOFR + 3.00%)	6.88%	09/10/2032		6,906	6,918,509
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	7.92%	09/30/2028		6,386	6,278,710
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(e)	9.91%	03/02/2028		1,342	1,335,084
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	7.68%	03/02/2028		10,146	9,829,067
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	10.93%	03/02/2029		749	704,531
Instructure Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.44%	11/13/2031		3,745	3,556,020
ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.42%	09/30/2032		9,851	8,145,381
KnowBe4 (aka Oranje MidCo. LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.42%	07/26/2032		4,776	4,142,795
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. Term SOFR + 7.18%)(e)	10.85%	08/17/2028		6,650	6,457,142
Term Loan (3 mo. GBP SONIA + 7.09%)(e)	11.82%	08/17/2028	GBP	536	701,126
Term Loan (6 mo. Term SOFR + 7.00%)(e)	10.62%	08/17/2028		2,533	2,459,963
Term Loan B (6 mo. GBP SONIA + 6.50%)(e)	11.23%	07/10/2028	GBP	2,099	2,746,093
Mavenir Systems, Inc., Second Lien Term Loan(e)	12.00%	07/26/2030		1,155	837,447
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	9.92%	07/27/2028		5,881	5,841,379
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	03/01/2029		2,323	2,036,827
Mirion Technologies, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)(e)	5.67%	06/04/2032		3,241	3,257,423
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	7.92%	07/01/2031		5,746	5,087,447
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 7.00%) (Acquired 01/14/2022-06/10/2025; Cost $4,605,486)(e)(g)	9.07%	03/03/2028	EUR	4,067	$1,206,269
Proofpoint, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	08/31/2028		$14,624	14,041,133
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.07%	02/01/2029		12,691	8,643,348
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.67%	02/01/2029		7,491	7,475,552
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.11%)(e)	11.76%	10/01/2029		8	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.67%	04/05/2030		10,082	7,642,211
Resideo Funding, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	5.72%	08/09/2032		2,932	2,926,105
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 08/16/2023-12/13/2023; Cost $7,678,926)(g)	8.67%	05/18/2028		7,799	2,551,525
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (1 mo. Term SOFR + 2.75%)	6.42%	10/31/2031		5,256	5,048,654
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	04/17/2031		3,147	3,019,012
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.50%)	6.17%	02/10/2031		4,679	4,441,709
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)(e)	6.68%	11/20/2028		8,146	7,881,113
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(e)	7.62%	05/31/2029	EUR	6,642	7,848,602
Term Loan B-2 (6 mo. Term SOFR + 5.93%)(e)	9.84%	05/31/2029		3,750	3,749,840
					163,704,182
Farming/Agriculture–0.08%
Rovensa (Root Bidco S.a.r.l.) (Luxembourg), Term Loan (3 mo. EURIBOR + 5.00%)	7.02%	09/27/2030	EUR	1,400	1,646,771
Financial Intermediaries–2.58%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(e)(f)	0.00%	10/01/2032	EUR	607	716,674
Term Loan (1 mo. EURIBOR + 1.50%)(e)	10.50%	01/01/2030	EUR	461	545,236
Term Loan (3 mo. EURIBOR + 4.00%)(e)	6.02%	01/15/2030	EUR	4,511	4,999,760
Term Loan (1 yr. EURIBOR + 0.02%)(e)	0.02%	10/31/2031	EUR	3,690	0
AssetMark Financial Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.16%	09/05/2031		3,825	3,761,814
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	06/13/2031		6,984	6,706,441
Citrin Cooperman Advisors LLC
Delayed Draw Term Loan(f)	0.00%	04/01/2032		1,021	990,445
Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	03/31/2032		4,892	4,696,457
Eisner Advisory Group LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 4.00%)(e)	7.67%	02/28/2031		1,036	1,033,485
Delayed Draw Term Loan(e)(f)	0.00%	02/28/2031		909	906,565
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.67%	02/28/2031		8,580	8,351,545
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	06/02/2031		13,019	12,135,348
Hightower Holding LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.41%	02/03/2032		954	942,334
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.67%	01/14/2033		3,835	3,748,604
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	06/18/2029		1,581	1,565,392
					51,100,100
Food & Drug Retailers–0.04%
Prosol (Helia Bidco/ZF Invest/ZF Bidco) (France), Term Loan B (d)	–	07/12/2033	EUR	616	731,567
Food Products–2.52%
Arnott’s (Snacking Investments US LLC), Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	10/08/2032		3,966	3,970,684
Cerelia (France), Term Loan B(d)	–	06/24/2032	EUR	544	642,278
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.11%)	6.79%	12/08/2028		1,131	1,133,412
Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.92%	10/22/2032		2,246	2,257,082
Flora Foods (Netherlands), Term Loan (3 mo. Term SOFR + 4.25%)	7.90%	10/31/2030		8,517	8,339,944
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)	9.15%	10/15/2030		$3,407	$3,376,031
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.15%	10/15/2030		2,331	2,309,419
Second Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.91%	10/15/2030		49	36,208
Second Lien Term Loan A (3 mo. Term SOFR + 5.11%)	8.76%	10/15/2030		12,320	9,043,375
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.65%	10/15/2030		2,935	2,154,499
Second Lien Term Loan C (3 mo. Term SOFR + 5.11%)	8.76%	10/15/2030		453	332,777
Term Loan C (3 mo. Term SOFR + 5.50%)	9.15%	10/15/2030		555	550,197
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)	11.76%	04/15/2031		2,413	844,416
Glacier/Iceberg Acquisitions UK Ltd. (United Kingdom), Term Loan(d)	–	02/11/2033	EUR	2,000	2,325,779
Solina Group Services (Powder Bidco) (France), Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	03/07/2029		5,916	5,961,653
TreeHouse Foods, Inc., Term Loan B(d)	–	02/03/2033		3,762	3,716,900
Valeo Foods (Platform Bidco Ltd) (Ireland), Term Loan(d)	–	09/29/2031	EUR	355	412,562
Valeo Foods (Platform Bidco Ltd.), Term Loan B(d)	–	09/29/2028	EUR	2,137	2,499,715
					49,906,931
Food Service–1.35%
Gategroup (Switzerland), Term Loan (3 mo. Term SOFR + 3.50%)	7.20%	06/10/2032		2,640	2,650,569
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	12/15/2030		11,519	11,492,324
Selecta Group B.V. (Switzerland)
Revolver Loan(e)(f)	0.00%	08/01/2030	EUR	2,175	2,502,553
Revolver Loan (6 mo. EURIBOR + 5.50%)(e)	7.66%	08/01/2030	EUR	5,815	6,691,373
Upfield B.V. (Netherlands), Term Loan (6 mo. EURIBOR + 4.25%)	6.35%	04/02/2029	EUR	3,000	3,474,932
					26,811,751
Forest Products–1.20%
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	11/29/2030		8,143	8,148,487
NewLife Forest Restoration LLC, Term Loan (Acquired 01/29/2024-02/27/2026; Cost $5,282,172)(e)(g)	10.00%	04/10/2029		4,967	4,966,691
Proampac PG Borrower LLC, Term Loan(d)(e)	–	09/15/2028		10,755	10,634,276
					23,749,454
Health Care–5.54%
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	12/10/2028		1,375	1,313,184
BioMarin Pharmaceutical, Inc., Term Loan(d)	–	01/28/2033		1,742	1,742,144
Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	6.96%	08/30/2032		2,555	2,562,203
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.09%	02/16/2029	EUR	3,806	3,367,053
Term Loan B (6 mo. EURIBOR + 3.70%)	5.84%	06/30/2028	EUR	11,025	9,727,666
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)(e)	6.42%	06/26/2031		1,373	1,375,969
Global Medical Response, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	10/01/2032		8,977	8,989,594
Hologic, Inc., Term Loan B(d)	–	01/14/2033		6,186	6,120,167
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.00%)	8.75%	03/15/2032		4,297	4,285,905
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(e)	6.42%	09/07/2028		5,251	5,244,932
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.17%	02/13/2031		491	495,655
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.17%	02/15/2031		587	592,764
Delayed Draw Term Loan(e)(f)	0.00%	02/13/2031		345	348,844
Revolver Loan (1 mo. Term SOFR + 5.50%)(e)(f)	0.00%	02/13/2031		286	285,668
Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.17%	02/13/2031		4,053	4,093,392
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (3 mo. Term SOFR + 5.25%)	8.94%	12/17/2028		2,441	2,111,698
Term Loan (3 mo. Term SOFR + 4.00%)	7.69%	12/17/2028		4,528	3,824,147
Term Loan (1 mo. Term SOFR + 4.11%)	7.79%	12/17/2028		4,498	2,119,506
Term Loan (1 mo. Term SOFR + 6.86%)	10.54%	12/17/2029		269	122,293
Median Kliniken (Median B.V, Remedco GER B.V) (Netherlands), Term Loan (3 mo. EURIBOR + 4.93%)	6.94%	10/14/2027	EUR	1,617	1,864,785
MJH Healthcare Holdings LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.42%	01/29/2029		2,376	2,173,300
Opella (France), Term Loan (3 mo. Term SOFR + 3.00%)	6.69%	04/28/2032		8,292	8,292,671
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	5.92%	05/19/2031		$3,431	$3,325,609
PAREXEL International Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	12/09/2031		2,614	2,587,020
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.67%	06/30/2028		3,810	3,813,031
Precision Medicine Group LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	08/13/2032		3,673	3,676,719
Quidel Ortho Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	7.67%	08/13/2032		3,381	3,383,784
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	09/15/2032		408	409,708
Southern Veterinary Partners LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.18%	12/04/2031		3,836	3,832,571
Summit Behavioral Healthcare LLC
First Lien Term Loan (3 mo. Term SOFR + 4.51%)	8.18%	12/31/2029		3,536	3,017,416
Term Loan (3 mo. Term SOFR + 6.01%)	9.68%	12/31/2029		293	302,446
TEAM Services Group LLC
Term Loan B (3 mo. Term SOFR + 5.25%)	8.92%	12/20/2027		5,443	5,445,679
Term Loan B (3 mo. Term SOFR + 5.26%)	8.93%	12/20/2027		1,436	1,435,944
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.38%	07/18/2031		10,064	7,447,075
					109,730,542
Home Furnishings–1.14%
HNI Corp., Term Loan (1 mo. Term SOFR + 2.00%)	5.67%	12/10/2032		1,839	1,853,394
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	6.67%	01/17/2032		2,558	2,561,567
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	12/02/2031		3,036	3,039,962
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(e)	11.28%	06/29/2028		695	696,297
Term Loan (3 mo. Term SOFR + 7.61%)	11.29%	06/29/2028		9,556	8,999,138
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	5.91%	10/24/2031		5,300	5,333,409
					22,483,767
Industrial Equipment–3.26%
Alliance Laundry Systems LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	08/19/2031		193	193,475
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	03/15/2030		1,293	1,296,346
Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)(e)	8.48%	06/14/2032		3,216	3,223,862
Columbus Mckinnon Corp., Term Loan B (1 mo. Term SOFR + 3.50%)	7.16%	01/31/2033		3,539	3,533,593
CompoSecure Holdings L.L.C., Term Loan B (1 mo. Term SOFR + 2.25%)	5.91%	01/07/2033		918	914,931
Cooper Machinery/Astro Acquisition, Term Loan (6 mo. Term SOFR + 3.25%)	7.12%	08/13/2032		795	799,681
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	10/11/2030		5,030	5,065,382
Flow Merger Sub., Inc., Term Loan B(d)	–	03/04/2033		743	741,285
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(e)	1.05%	06/04/2026		666	615,876
Term Loan (3 mo. EURIBOR + 4.50%)	6.54%	01/31/2029	EUR	279	293,951
Term Loan B (3 mo. EURIBOR + 4.50%)	6.54%	01/31/2029	EUR	1,220	1,287,119
Term Loan B (3 mo. Term SOFR + 5.26%)	8.93%	02/15/2029		10,132	9,020,010
LSF12 Helix Parent LLC (Hillenbrand), Term Loan B (1 mo. Term SOFR + 3.50%)	7.17%	01/21/2033		1,193	1,193,289
Madison IAQ LLC, Term Loan (6 mo. Term SOFR + 2.75%)	6.38%	11/08/2032		5,721	5,740,964
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B (1 mo. Term SOFR + 2.00%)	5.67%	03/17/2032		344	344,712
Rehlko, Term Loan (3 mo. Term SOFR + 3.00%)	6.66%	05/01/2031		4,343	4,348,814
Sanmina Corp., Term Loan (1 mo. Term SOFR + 2.00%)(e)	5.67%	10/27/2032		1,078	1,083,330
SGB-SMIT MidCo GmbH (Netherlands), Term Loan(d)	–	02/11/2033	EUR	1,266	1,507,538
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.10%)	7.77%	03/25/2031		1,872	1,872,657
Summer (BC) Holdco B S.a r.l (Luxembourg), Revolver Loan(e)(f)	0.00%	06/04/2026		6,334	5,859,124
Tank Holding Corp.
Revolver Loan(e)(f)	0.00%	03/31/2028		1,702	1,566,579
Term Loan (1 mo. Term SOFR + 5.85%)	9.52%	03/31/2028		5,566	5,075,365
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B (6 mo. EURIBOR + 3.00%)	5.15%	04/30/2030	EUR	1,640	1,942,989
Term Loan B (6 mo. Term SOFR + 2.75%)	6.38%	04/30/2030		943	943,885
TKE Thyssenkrupp Elevators (Vertical Midco) (Germany), Term Loan B(d)	–	04/30/2030		2,377	2,379,983
Victory Buyer LLC (Vantage Elevator), Term Loan B (3 mo. Term SOFR + 3.00%)(e)	6.66%	02/09/2033		3,623	3,638,854
					64,483,594
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–2.45%
Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	11/06/2030		$8,938	$8,680,990
Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	06/04/2032		1,475	1,434,696
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	09/19/2031		10,925	10,701,951
AmWINS Group LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	5.67%	01/30/2032		5,217	5,171,697
CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	05/06/2031		5,190	5,107,441
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	06/20/2030		1,793	1,775,774
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	07/31/2031		7,454	7,241,637
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	11/23/2029		5,106	5,092,923
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	09/27/2030		3,326	3,315,636
					48,522,745
Leisure Goods, Activities & Movies–4.50%
Bombardier Recreational Products, Inc. (Canada)
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	12/13/2029		687	690,053
Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	01/22/2031		202	201,991
Breitling (Orbiter) (Luxembourg), Term Loan (6 mo. EURIBOR + 3.90%)	6.02%	10/25/2028	EUR	2,000	1,985,585
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.17%	12/02/2031		15,874	15,471,130
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	8.17%	02/05/2029		5,095	5,124,320
GAH Finco Ltd. (fka GUS) (United Kingdom), Term Loan (1 mo. EURIBOR + 5.00%)	6.99%	11/15/2032	EUR	806	891,270
GBT Group Servicers B.V. (fka Global Business Travel Holdings Limited), Term Loan B (3 mo. Term SOFR + 2.00%)	5.67%	07/25/2031		9,286	8,902,647
Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	05/27/2032		4,178	4,197,438
Lakeland Tours LLC, Term Loan(e)(h)	0.00%	09/25/2027		1,122	134,698
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	05/01/2031		2,358	2,357,669
Nord Anglia Education, Term Loan B (3 mo. Term SOFR + 2.25%)	5.93%	01/09/2032		9,662	9,614,233
Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Revolver Loan(f)	0.00%	03/16/2026	EUR	3,482	4,032,584
Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 3.25%)	6.92%	10/04/2030		314	314,683
US Fitness LLC
Delayed Draw Term Loan(e)(f)	0.00%	09/04/2031		561	553,549
Revolver Loan(e)(f)	0.00%	09/04/2030		1,773	1,749,537
Term Loan B (3 mo. Term SOFR + 5.50%)(e)	9.27%	09/04/2031		8,310	8,205,813
VUE Cinemas (VUECIN) (United Kingdom), Second Lien Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-10/08/2025; Cost $4,524,504)(e)(g)	10.60%	12/31/2027	EUR	5,518	8,799,321
Vue International Bidco PLC (United Kingdom)
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 04/08/2025; Cost $2,442,163)(e)(g)	10.10%	06/30/2027	EUR	2,229	2,633,623
Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-10/08/2025; Cost $3,345,550)(e)(g)	10.60%	06/30/2027	EUR	3,120	4,975,240
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-10/08/2025; Cost $1,491,600)(e)(g)	10.10%	12/31/2027	EUR	1,403	2,536,824
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.40%	08/13/2031		5,726	5,689,984
					89,062,192
Lodging & Casinos–0.43%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.28%	03/11/2030		820	815,343
Term Loan (1 mo. Term SOFR + 7.50%)	11.28%	03/11/2030		768	761,323
ECG (European Camping Group)
Delayed Draw Term Loan(d)	–	02/25/2033	EUR	115	135,387
Term Loan B(d)	–	02/25/2033	EUR	1,282	1,507,312
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.67%	08/02/2028		96	96,310
Travel + Leisure Co., Term Loan (1 mo. Term SOFR + 2.00%)	5.67%	12/14/2029		1,139	1,138,501
Turquoise/TRQ Sales LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.94%	12/30/2032		4,040	3,983,843
					8,438,019
Nonferrous Metals & Minerals–0.55%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.40%	02/26/2032		4,546	4,547,485
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals–(continued)
Form Technologies LLC, Term Loan (1 mo. Term SOFR + 5.75%)	9.42%	07/19/2030		$3,713	$3,410,842
SCIH Salt Holdings, Inc. (Kissner Group), Term Loan B (3 mo. Term SOFR + 2.75%)	6.52%	01/31/2029		3,027	3,024,489
					10,982,816
Oil & Gas–2.32%
Crescent Midstream, Term Loan (3 mo. Term SOFR + 3.75%)	0.00%	02/11/2033		1,520	1,525,736
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 1.98%)	5.65%	10/11/2030		3,130	3,130,641
McDermott International Ltd.
LOC (3 mo. Term SOFR + 4.26%)(e)	7.92%	06/30/2027		1,914	1,655,926
PIK Term Loan, 3.00% PIK Rate, 4.79% Cash Rate (1 mo. Term SOFR +1.00%)(i)	3.00%	12/31/2027		1,960	1,637,832
Revolver Loan(f)	0.00%	06/30/2027		4,210	3,789,323
Term Loan (1 mo. Term SOFR +3.11%)	6.79%	06/30/2027		550	459,737
Meade Pipeline, Term Loan B (3 mo. Term SOFR + 2.00%)	5.69%	09/17/2032		1,008	1,009,803
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.50%)	6.17%	09/18/2031		6,720	6,747,044
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	07/30/2031		2,004	2,009,370
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	7.42%	09/25/2030		14,520	14,592,944
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	03/16/2030		7,469	7,472,212
WhiteWater Matterhorn, Term Loan B (3 mo. Term SOFR + 1.75%)	5.42%	06/16/2032		1,832	1,830,221
					45,860,789
Publishing–1.68%
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	03/24/2031		15,767	15,430,154
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	10/30/2030		3,005	2,914,448
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.02%	04/09/2029		10,500	8,936,920
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	08/06/2031		5,905	5,903,601
					33,185,123
Retailers (except Food & Drug)–1.53%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	09/27/2032		1,117	1,116,733
Term Loan B-4 (3 mo. Term SOFR + 2.50%)	6.17%	10/28/2030		6,893	6,897,322
Term Loan B-5 (3 mo. Term SOFR + 2.50%)	6.17%	07/01/2031		5,085	5,087,880
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	01/31/2032		4,962	4,963,175
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.17%	11/08/2032		2,349	2,350,569
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.68%	08/18/2032		2,430	2,420,012
Savers, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	09/13/2032		7,524	7,547,349
					30,383,040
Surface Transport–2.00%
Beacon Mobility Corp.
Delayed Draw Term Loan(f)	0.00%	08/06/2030		268	268,632
Term Loan (3 mo. Term SOFR + 2.75%)	6.41%	08/06/2030		5,427	5,448,407
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.90%	08/15/2030		14,055	14,058,978
Term Loan C (3 mo. Term SOFR + 2.25%)	5.90%	08/15/2030		2,572	2,572,443
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (3 mo. EURIBOR + 7.50%)	9.48%	02/12/2030	EUR	2,752	3,348,803
Term Loan B (3 mo. EURIBOR + 8.00%)	9.98%	08/12/2030	EUR	1,078	1,179,716
Patriot Rail Co. LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.16%	03/08/2032		1,715	1,723,220
STG Distribution LLC
DIP Term Loan (Acquired 01/16/2026-02/02/2026; Cost $1,441,037)(e)(g)(j)	8.00%	04/15/2026		1,632	1,592,450
DIP Term Loan(e)(j)	11.65%	07/13/2026		579	582,181
Term Loan (Acquired 10/03/2024-01/08/2026; Cost $3,488,154)(e)(g)(h)(j)	0.00%	10/03/2029		3,638	3,548,885
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan(f)	0.00%	06/24/2032		389	391,676
Term Loan (3 mo. Term SOFR + 2.75%)	6.40%	06/24/2032		4,874	4,901,053
					39,616,444
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–3.42%
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	01/30/2031	$10,078	$10,113,860
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.26%)	6.93%	11/12/2027	8,378	7,957,157
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	01/30/2032	1,268	1,171,127
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.17%	09/27/2029	4,832	4,835,165
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	03/29/2032	14,330	14,385,012
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	08/16/2031	1,185	1,177,469
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 6.50%) (Acquired 06/25/2025-02/26/2026; Cost $4,444,727)(e)(g)	10.18%	06/20/2028	4,514	4,437,673
Term Loan A-2 (1 mo. Term SOFR + 8.00%) (Acquired 06/20/2025-02/26/2026; Cost $15,360,990)(e)(g)	11.68%	06/20/2030	17,468	15,050,459
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	6.90%	05/11/2029	7,316	7,375,290
Zayo Group Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.11%)	6.79%	03/11/2030	1,163	1,121,196
				67,624,408
Utilities–3.28%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 1.75%)	5.42%	09/30/2031	5,434	5,425,169
Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.42%	06/16/2032	2,177	2,186,450
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.00%)	5.67%	01/27/2031	8,279	8,264,503
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	08/11/2032	8,024	8,056,953
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.93%	01/15/2031	2,270	2,271,454
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.92%	01/15/2031	2,216	2,216,021
Term Loan C-1 (1 mo. Term SOFR + 2.25%)	5.92%	01/15/2031	360	360,103
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 4.75%)	8.42%	04/03/2029	4,217	4,238,933
Hamilton Projects Acquiror LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	05/30/2031	2,463	2,475,391
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.67%	08/05/2032	4,358	4,385,381
Lightning Power LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	08/16/2031	11,444	11,465,413
Resilience Parent, Term Loan B (6 mo. Term SOFR + 2.50%)	0.00%	01/31/2033	4,875	4,869,460
Talen Energy Supply LLC
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.15%	12/15/2031	1,810	1,817,073
Term Loan B (3 mo. Term SOFR + 2.50%)	6.15%	05/17/2030	6,949	6,978,376
				65,010,680
Total Variable Rate Senior Loan Interests (Cost $1,795,416,677)				1,727,253,725
			Shares
Common Stocks & Other Equity Interests–5.43%(k)
Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $280,511) (Sweden)(e)(g)			312,441,524	467,230
Cabonline, Class D1 (Acquired 10/30/2023; Cost $10) (Sweden)(e)(g)			10,996,102	1,224
Cabonline, Class D2 (Acquired 10/31/2023; Cost $8) (Sweden)(e)(g)			9,384,746	525
				468,979
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(e)			518	0
Lake at Las Vegas Joint Venture LLC, Class B(e)			4	0
				0
Business Equipment & Services–2.09%
Monitronics International, Inc. (Acquired 06/30/2023-12/16/2025; Cost $8,338,715)(e)(g)			429,256	19,140,525
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $5,987,242)(e)(g)(l)			68,686	22,135,499
				41,276,024
Cable & Satellite Television–0.14%
Altice France S.A. (France)			152,780	2,864,298
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco Floating Rate ESG Fund

	Shares	Value
Chemicals & Plastics–0.07%
Ascend Performance Materials Operations LLC (Acquired 12/19/2025; Cost $2,372,729)(e)(g)	151,322	$302,644
Ascend Performance Materials Operations LLC, Litigation Trust Class A(e)	683,434,477	512,576
Ascend Performance Materials Operations LLC, Litigation Trust Class C(e)	1,322,664,272	661,332
Flint Group (ColourOz Inv), Class A (Germany)(e)	35,089	0
		1,476,552
Containers & Glass Products–0.30%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $2,611,635)(e)(g)	570,527	5,990,534
Electronics & Electrical–0.00%
Red Range Operating, Inc., Class A-1(e)	6	0
Food Service–0.52%
Selecta Group B.V., Class A1 (Acquired 07/31/2025; Cost $7,848,703) (Switzerland)(e)(g)	68,203	8,126,562
Selecta Group B.V., Class A2 (Acquired 07/31/2025; Cost $2,086,719) (Switzerland)(e)(g)	18,133	2,160,593
		10,287,155
Forest Products–0.30%
NewLife Forest Restoration LLC (Acquired 02/22/2022-04/17/2025; Cost $26,879,957)(e)(g)(l)	181,113	5,884,350
Home Furnishings–0.17%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $56,360)(g)	363,612	3,290,689
Industrial Equipment–0.00%
North American Lifting Holdings, Inc. (Acquired 05/10/2019-08/23/2020; Cost $188,003)(g)	7,347	3,460
Leisure Goods, Activities & Movies–0.47%
Crown Finance US, Inc.	295,587	4,906,745
Hurtigruten Expedition (Acquired 02/12/2025; Cost $0)(e)(g)	16,764	135,552
Hurtigruten Group AS (Acquired 02/12/2025; Cost $1,298,893) (Norway)(e)(g)	83,231	4,298,761
VUE Cinemas (VUECIN), Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)	13,028	0
VUE Cinemas (VUECIN), Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)	6,631,073	8
VUE Cinemas (VUECIN), Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)	3,777,382	5
VUE Cinemas (VUECIN), Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)	2,633,368	3
		9,341,074
Lodging & Casinos–0.20%
Aimbridge Acquisition Co., Inc. (Acquired 03/11/2025; Cost $4,561,245)(e)(g)	67,574	3,378,700
Caesars Entertainment, Inc.(m)	19,983	500,574
		3,879,274
Oil & Gas–0.27%
McDermott International Ltd.(m)	189,415	5,303,620
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(e)(g)	261,209	18,285
		5,321,905
Radio & Television–0.05%
iHeartMedia, Inc., Class A(m)	306,089	1,000,911
iHeartMedia, Inc., Class B(e)(m)	29	76
		1,000,987
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.(e)	692	38
Vivarte S.A.S.U. (France)(e)	241,195	0
		38
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco Floating Rate ESG Fund

			Shares	Value
Surface Transport–0.16%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(e)(g)			14,574	$1,432,479
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-02/20/2026; Cost $259,440)(e)(g)			433,071	270,669
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(e)(g)			15,321	1,505,901
				3,209,049
Telecommunications–0.67%
MLN US HoldCo. LLC (dba Mitel) (Acquired 06/20/2025; Cost $7,730,758)(e)(g)(l)			2,142,428	13,240,205
Total Common Stocks & Other Equity Interests (Cost $103,976,029)				107,534,573
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.82%
Aerospace & Defense–0.19%
Rand Parent LLC (n)	8.50%	02/15/2030	$3,580	3,737,488
Building & Development–0.56%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	5.75%	05/15/2026	549	548,834
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027	5,937	5,862,688
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	805	812,186
QXO Building Products, Inc.(n)	6.75%	04/30/2032	1,789	1,854,488
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $2,612,093)(e)(g)(n)	6.13%	04/01/2029	3,431	2,057,228
				11,135,424
Business Equipment & Services–0.44%
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	5,976	6,317,071
Allied Universal Holdco LLC/Allied Universal Finance Corp.(n)	6.88%	06/15/2030	848	883,156
Cloud Software Group, Inc.(n)	8.25%	06/30/2032	256	256,433
Cloud Software Group, Inc.(n)	6.63%	08/15/2033	468	441,919
Garda World Security Corp. (Canada)(n)	6.50%	01/15/2031	883	907,652
				8,806,231
Cable & Satellite Television–1.15%
Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029	2,188	1,517,897
Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028	11,665	8,231,012
Altice France S.A. (France)(n)	6.88%	07/15/2032	3,294	3,166,288
Altice France S.A. (France)(n)	6.88%	10/15/2030	3,807	3,694,374
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	6,819	6,221,503
				22,831,074
Containers & Glass Products–0.01%
Clydesdale Acquisition Holdings, Inc. (n)	6.75%	04/15/2032	222	223,850
Electronics & Electrical–0.11%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030	894	945,155
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(n)	9.00%	08/01/2029	1,450	1,348,676
				2,293,831
Food Products–0.44%
Froneri Lux Finco S.a.r.l. (United Kingdom) (n)	6.00%	08/01/2032	1,635	1,645,248
Industrial F&B Investments III, Inc.(n)	7.75%	02/11/2033	673	691,255
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031	6,240	6,332,339
				8,668,842
Health Care–0.33%
Global Medical Response, Inc. (n)	7.38%	10/01/2032	354	370,826
Opal Bidco SAS (France)(n)	6.50%	03/31/2032	1,659	1,709,843
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034	4,537	4,406,560
				6,487,229
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–0.56%
Chart Industries, Inc. (n)	7.50%	01/01/2030		$5,405	$5,621,534
Columbus McKinnon Corp.(n)	7.13%	02/01/2033		1,679	1,727,280
CompoSecure Holdings L.L.C.(n)	5.63%	02/01/2033		173	172,246
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030		3,423	3,547,067
					11,068,127
Insurance–0.70%
Acrisure LLC/Acrisure Finance, Inc. (n)	7.50%	11/06/2030		803	817,660
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	6.50%	10/01/2031		2,988	3,008,135
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	7.00%	01/15/2031		3,278	3,339,774
HUB International Ltd.(n)	7.25%	06/15/2030		1,606	1,657,439
Panther Escrow Issuer LLC(n)	7.13%	06/01/2031		4,874	4,962,078
					13,785,086
Lodging & Casinos–0.04%
Travel + Leisure Co. (n)	6.13%	09/01/2033		804	817,801
Publishing–0.03%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		585	598,261
Retailers (except Food & Drug)–0.18%
PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032		3,493	3,537,117
Surface Transport–0.08%
Beacon Mobility Corp. (n)	7.25%	08/01/2030		1,463	1,533,429
Total U.S. Dollar Denominated Bonds & Notes (Cost $96,240,845)					95,523,790
Non-U.S. Dollar Denominated Bonds & Notes–2.03%(o)
Air Transport–0.23%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%)(p)	6.27%	02/24/2031	EUR	615	685,672
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(p)	6.78%	04/22/2030	EUR	3,500	3,905,842
					4,591,514
Automotive–0.26%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $827,143)(g)(n)	10.00%	03/19/2028	SEK	9,385	995,380
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,706,620)(g)(h)(n)	12.00%	03/19/2028	SEK	18,769	1,990,761
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,855,248)(g)(h)(n)	13.16%	04/19/2029	SEK	36,287	2,075,015
					5,061,156
Financial Intermediaries–0.83%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.60%	12/15/2029	EUR	9,750	11,482,517
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.60%	12/15/2029	EUR	4,250	5,005,201
					16,487,718
Food Service–0.34%
Selecta Group B.V. (Switzerland)(e)	15.00%	10/01/2030	EUR	5,660	6,687,871
Industrial Equipment–0.07%
Summer (BC) Holdco B S.a.r.l. (Luxembourg) (3 mo. EURIBOR + 4.25%)(n)(p)	6.23%	02/15/2030	EUR	1,285	1,326,250
Surface Transport–0.30%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022-01/27/2022; Cost $6,634,083)(g)(n)	6.50%	06/30/2027	GBP	4,906	5,086,737
Zenith Finco PLC (United Kingdom) (Acquired 08/30/2022; Cost $936,169)(g)(n)	6.50%	06/30/2027	GBP	846	877,167
					5,963,904
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $41,114,286)					40,118,413
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15
Invesco Floating Rate ESG Fund

	Shares	Value
Preferred Stocks–0.58%(k)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(e)(g)	577,315	$3,406
Surface Transport–0.58%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(e)(g)	68,517	6,734,536
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(e)(g)	48,119	4,729,617
		11,464,153
Total Preferred Stocks (Cost $3,267,836)		11,467,559

Money Market Funds–0.05%
Invesco Government & Agency Portfolio,Institutional Class, 3.59%(l)(q)	380,905	380,905
Invesco Treasury Portfolio,Institutional Class, 3.56%(l)(q)	707,395	707,395
Total Money Market Funds (Cost $1,088,300)		1,088,300
TOTAL INVESTMENTS IN SECURITIES–100.15% (Cost $2,041,103,973)		1,982,986,360
OTHER ASSETS LESS LIABILITIES–(0.15)%		(3,055,273)
NET ASSETS–100.00%		$1,979,931,087
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
Sub.	– Subordinated
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after February 28, 2026, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(g)	Restricted security. The aggregate value of these securities at February 28, 2026 was $218,947,695, which represented 11.06% of the Fund’s Net Assets.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $8,814,521, which represented less than 1% of the Fund’s Net Assets.

(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Acquired as part of a bankruptcy restructuring.
(k)	Securities acquired through the restructuring of senior loans.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,009,482	$95,361,756	$(109,990,333)	$-	$-	$380,905	$118,894
Invesco Treasury Portfolio, Institutional Class	27,875,292	177,100,405	(204,268,302)	-	-	707,395	304,357
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
16
Invesco Floating Rate ESG Fund

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Other Affiliates:
MLN US HoldCo. LLC (dba Mitel)	$12,361,809	$-	$-	$878,396	$-	$13,240,205	$-
My Alarm Center LLC, Class A	22,251,579	-	-	(116,080)	-	22,135,499	-
NewLife Forest Restoration LLC	13,225,927	901,624	-	(8,243,201)	-	5,884,350	-
Total	$90,724,089	$273,363,785	$(314,258,635)	$(7,480,885)	$-	$42,348,354	$423,251

(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $124,362,818, which represented 6.28% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
The aggregate value of securities considered illiquid at February 28, 2026 was $64,293,834, which represented 20.37% of the Fund’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2026	Bank of New York Mellon (The)	EUR	50,714,753	USD	60,119,044	$28,267
03/30/2026	BNP Paribas S.A.	EUR	50,212,648	USD	60,192,688	784,183
03/30/2026	BNP Paribas S.A.	SEK	568,812	USD	63,114	16
04/30/2026	BNP Paribas S.A.	SEK	546,945	USD	61,048	277
03/30/2026	Canadian Imperial Bank of Commerce	EUR	50,212,648	USD	60,205,075	796,571
03/30/2026	Canadian Imperial Bank of Commerce	GBP	7,442,639	USD	10,269,284	238,535
04/30/2026	Citibank, N.A.	EUR	50,714,753	USD	60,100,482	9,706
03/30/2026	Goldman Sachs International	EUR	49,670,845	USD	59,528,422	760,945
03/30/2026	Royal Bank of Canada	SEK	50,067,528	USD	5,694,482	140,529
04/30/2026	Royal Bank of Canada	USD	2,072,031	EUR	1,750,000	1,504
03/30/2026	State Street Bank & Trust Co.	EUR	4,453	USD	5,337	69
03/30/2026	State Street Bank & Trust Co.	SEK	1,720,538	USD	193,657	2,799
04/30/2026	State Street Bank & Trust Co.	EUR	50,707,147	USD	60,096,386	14,623
04/30/2026	State Street Bank & Trust Co.	GBP	7,512,526	USD	10,181,751	55,616
04/30/2026	Toronto-Dominion Bank (The)	NOK	40,465,173	USD	4,262,343	8,057
04/30/2026	Toronto-Dominion Bank (The)	SEK	51,843,901	USD	5,793,975	33,579
Subtotal—Appreciation						2,875,276
Currency Risk
03/30/2026	Bank of New York Mellon (The)	USD	60,031,053	EUR	50,714,753	(28,489)
03/30/2026	Barclays Capital	NOK	4,388,554	USD	452,346	(9,139)
04/30/2026	BNP Paribas S.A.	SEK	1,244,113	USD	137,847	(387)
03/30/2026	Canadian Imperial Bank of Commerce	USD	1,141,682	EUR	963,940	(1,207)
03/30/2026	Citibank, N.A.	USD	60,012,289	EUR	50,714,753	(9,724)
03/30/2026	Royal Bank of Canada	NOK	36,076,619	USD	3,772,370	(21,324)
03/30/2026	Royal Bank of Canada	USD	57,599	SEK	512,977	(695)
03/30/2026	State Street Bank & Trust Co.	EUR	3,000,000	USD	3,546,803	(2,612)
03/30/2026	State Street Bank & Trust Co.	USD	60,008,358	EUR	50,707,147	(14,793)
03/30/2026	State Street Bank & Trust Co.	USD	10,085,931	GBP	7,442,639	(55,182)
04/30/2026	State Street Bank & Trust Co.	SEK	791,961	USD	87,591	(405)
03/30/2026	Toronto-Dominion Bank (The)	USD	4,263,398	NOK	40,465,173	(8,218)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
17
Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/30/2026	Toronto-Dominion Bank (The)	USD	5,784,562	SEK	51,843,901	$(33,556)
Subtotal—Depreciation						(185,731)
Total Forward Foreign Currency Contracts						$2,689,545

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
18
Invesco Floating Rate ESG Fund

Consolidated Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,998,516,093)	$1,940,638,006
Investments in affiliates, at value (Cost $42,587,880)	42,348,354
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,875,276
Cash	25,089,024
Foreign currencies, at value (Cost $3,814,905)	3,815,743
Receivable for:
Investments sold	65,772,406
Fund shares sold	1,513,280
Dividends	45,884
Interest	17,970,740
Investments matured, at value (Cost $19,841)	8,135
Investment for trustee deferred compensation and retirement plans	188,376
Other assets	825,743
Total assets	2,101,090,967
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	185,731
Payable for:
Investments purchased	78,543,159
Dividends	3,928,853
Fund shares reacquired	4,831,127
Accrued fees to affiliates	688,221
Accrued interest expense	121,202
Accrued trustees’ and officers’ fees and benefits	3,971
Accrued other operating expenses	412,269
Trustee deferred compensation and retirement plans	196,027
Unfunded loan commitments	32,249,320
Total liabilities	121,159,880
Net assets applicable to shares outstanding	$1,979,931,087
Net assets consist of:
Shares of beneficial interest	$2,689,004,300
Distributable earnings (loss)	(709,073,213)
$1,979,931,087
Net Assets:
Class A	$634,052,236
Class C	$44,166,949
Class R	$11,748,851
Class Y	$847,119,052
Class R5	$4,634,286
Class R6	$438,209,713
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	100,116,686
Class C	7,003,683
Class R	1,850,028
Class Y	133,932,988
Class R5	731,563
Class R6	69,344,093
Class A:
Net asset value per share	$6.33
Maximum offering price per share (Net asset value of $6.33 ÷ 97.50%)	$6.49
Class C:
Net asset value and offering price per share	$6.31
Class R:
Net asset value and offering price per share	$6.35
Class Y:
Net asset value and offering price per share	$6.32
Class R5:
Net asset value and offering price per share	$6.33
Class R6:
Net asset value and offering price per share	$6.32
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
19
Invesco Floating Rate ESG Fund

Consolidated Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest	$86,667,797
Dividends	161,467
Dividends from affiliated money market funds	423,251
Total investment income	87,252,515
Expenses:
Advisory fees	6,597,246
Administrative services fees	156,729
Custodian fees	113,175
Distribution fees:
Class A	848,116
Class C	190,285
Class R	29,910
Interest, facilities and maintenance fees	608,005
Transfer agent fees — A, C, R & Y	1,048,167
Transfer agent fees — R5	2,286
Transfer agent fees — R6	75,443
Trustees’ and officers’ fees and benefits	18,765
Registration and filing fees	61,961
Reports to shareholders	56,698
Professional services fees	133,211
Other	19,171
Total expenses	9,959,168
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(16,480)
Net expenses	9,942,688
Net investment income	77,309,827
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(89,245,875)
Foreign currencies	20,962
Forward foreign currency contracts	(1,336,041)
(90,560,954)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	21,720,859
Affiliated investment securities	(7,480,885)
Foreign currencies	244,820
Forward foreign currency contracts	1,107,595
15,592,389
Net realized and unrealized gain (loss)	(74,968,565)
Net increase in net assets resulting from operations	$2,341,262
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
20
Invesco Floating Rate ESG Fund

Consolidated Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$77,309,827	$202,251,259
Net realized gain (loss)	(90,560,954)	(132,241,975)
Change in net unrealized appreciation	15,592,389	82,383,679
Net increase in net assets resulting from operations	2,341,262	152,392,963
Distributions to shareholders from distributable earnings:
Class A	(25,675,944)	(57,545,888)
Class C	(1,788,227)	(4,705,533)
Class R	(437,485)	(791,018)
Class Y	(36,968,610)	(91,643,932)
Class R5	(179,152)	(435,857)
Class R6	(18,434,600)	(41,789,691)
Total distributions from distributable earnings	(83,484,018)	(196,911,919)
Return of capital:
Class A	—	(4,576,620)
Class C	—	(374,231)
Class R	—	(62,910)
Class Y	—	(7,288,434)
Class R5	—	(34,664)
Class R6	—	(3,323,531)
Total return of capital	—	(15,660,390)
Total distributions	(83,484,018)	(212,572,309)
Share transactions–net:
Class A	(57,008,937)	(43,376,195)
Class C	(10,477,289)	(16,472,660)
Class R	(835,334)	4,713,313
Class Y	(170,812,169)	(155,774,392)
Class R5	(9,468)	(986,660)
Class R6	(48,186,778)	(44,172,483)
Net increase (decrease) in net assets resulting from share transactions	(287,329,975)	(256,069,077)
Net increase (decrease) in net assets	(368,472,731)	(316,248,423)
Net assets:
Beginning of period	2,348,403,818	2,664,652,241
End of period	$1,979,931,087	$2,348,403,818
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
21
Invesco Floating Rate ESG Fund

Consolidated Statement of Cash Flows
For the six months ended February 28, 2026
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$2,341,262
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(346,991,127)
Proceeds from sales of investments	615,193,094
Purchases of short-term investments, net	(15,633,746)
Amortization (accretion) of premiums and discounts, net	(4,349,038)
Net realized loss from investment securities	89,245,875
Net change in unrealized appreciation on investment securities	(14,239,974)
Net change in unrealized appreciation on forward foreign currency contracts and foreign currency	(1,107,538)
Change in operating assets and liabilities:
Decrease in receivables and other assets	1,118,919
Increase in accrued expenses and other payables	41,985
Net cash provided by operating activities	325,619,712
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(26,683,682)
Proceeds from shares of beneficial interest sold	264,186,897
Disbursements from shares of beneficial interest reacquired	(608,062,961)
Net cash provided by (used in) financing activities	(370,559,746)
Cash impact from foreign exchange fluctuations:
Net change in appreciation (depreciation) on foreign currency	$(57)
Net decrease in cash and cash equivalents	(44,940,091)
Cash and cash equivalents at beginning of period	74,933,158
Cash and cash equivalents at end of period	$29,993,067
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$58,005,124
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$612,965
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
22
Invesco Floating Rate ESG Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$6.58	$0.23	$(0.24)	$(0.01)	$(0.24)	$—	$(0.24)	$6.33	(0.12)%	$634,052	1.09%(d)(e)	1.09%(d)(e)	1.03%(d)	7.00%(d)	15%
Year ended 08/31/25	6.73	0.53	(0.12)	0.41	(0.52)	(0.04)	(0.56)	6.58	6.33	716,769	1.14 (e)	1.14 (e)	1.08	8.01	51
Year ended 08/31/24	6.83	0.61	(0.08)	0.53	(0.61)	(0.02)	(0.63)	6.73	8.03	777,351	1.09 (e)	1.09 (e)	1.04	8.98	46
Year ended 08/31/23	6.95	0.58	(0.05)	0.53	(0.64)	(0.01)	(0.65)	6.83	8.20	668,557	1.10 (e)	1.10 (e)	1.05	8.57	29
Year ended 08/31/22	7.35	0.29	(0.39)	(0.10)	(0.30)	—	(0.30)	6.95	(1.44)	751,871	1.04 (e)	1.05 (e)	1.01	4.13	43
Year ended 08/31/21	6.94	0.25	0.43	0.68	(0.27)	—	(0.27)	7.35	9.89	585,690	1.05 (e)	1.05 (e)	1.00	3.45	76
Class C
Six months ended 02/28/26	6.55	0.21	(0.22)	(0.01)	(0.23)	—	(0.23)	6.31	(0.23)	44,167	1.59 (d)(e)	1.59 (d)(e)	1.53 (d)	6.50 (d)	15
Year ended 08/31/25	6.70	0.50	(0.13)	0.37	(0.48)	(0.04)	(0.52)	6.55	5.79	56,520	1.64 (e)	1.64 (e)	1.58	7.51	51
Year ended 08/31/24	6.80	0.57	(0.08)	0.49	(0.57)	(0.02)	(0.59)	6.70	7.49	74,533	1.59 (e)	1.59 (e)	1.54	8.48	46
Year ended 08/31/23	6.92	0.54	(0.04)	0.50	(0.61)	(0.01)	(0.62)	6.80	7.66	81,271	1.60 (e)	1.60 (e)	1.55	8.07	29
Year ended 08/31/22	7.32	0.26	(0.40)	(0.14)	(0.26)	—	(0.26)	6.92	(1.96)	103,807	1.54 (e)	1.55 (e)	1.51	3.63	43
Year ended 08/31/21	6.91	0.21	0.43	0.64	(0.23)	—	(0.23)	7.32	9.37	91,555	1.55 (e)	1.55 (e)	1.50	2.95	76
Class R
Six months ended 02/28/26	6.60	0.22	(0.23)	(0.01)	(0.24)	—	(0.24)	6.35	(0.23)	11,749	1.34 (d)(e)	1.34 (d)(e)	1.28 (d)	6.75 (d)	15
Year ended 08/31/25	6.75	0.51	(0.12)	0.39	(0.50)	(0.04)	(0.54)	6.60	6.07	13,040	1.39 (e)	1.39 (e)	1.33	7.76	51
Year ended 08/31/24	6.84	0.59	(0.07)	0.52	(0.59)	(0.02)	(0.61)	6.75	7.93	8,545	1.34 (e)	1.34 (e)	1.29	8.73	46
Year ended 08/31/23	6.98	0.56	(0.06)	0.50	(0.63)	(0.01)	(0.64)	6.84	7.63	8,225	1.35 (e)	1.35 (e)	1.30	8.32	29
Year ended 08/31/22	7.36	0.28	(0.38)	(0.10)	(0.28)	—	(0.28)	6.98	(1.40)	8,208	1.29 (e)	1.30 (e)	1.26	3.88	43
Year ended 08/31/21	6.95	0.23	0.43	0.66	(0.25)	—	(0.25)	7.36	9.61	6,076	1.30 (e)	1.30 (e)	1.25	3.20	76
Class Y
Six months ended 02/28/26	6.57	0.23	(0.23)	0.00	(0.25)	—	(0.25)	6.32	0.00	847,119	0.84 (d)(e)	0.84 (d)(e)	0.78 (d)	7.25 (d)	15
Year ended 08/31/25	6.72	0.55	(0.13)	0.42	(0.53)	(0.04)	(0.57)	6.57	6.59	1,053,376	0.89 (e)	0.89 (e)	0.83	8.26	51
Year ended 08/31/24	6.82	0.63	(0.09)	0.54	(0.62)	(0.02)	(0.64)	6.72	8.30	1,237,622	0.84 (e)	0.84 (e)	0.79	9.23	46
Year ended 08/31/23	6.94	0.60	(0.05)	0.55	(0.66)	(0.01)	(0.67)	6.82	8.46	1,491,738	0.85 (e)	0.85 (e)	0.80	8.82	29
Year ended 08/31/22	7.34	0.31	(0.40)	(0.09)	(0.31)	—	(0.31)	6.94	(1.20)	2,696,320	0.79 (e)	0.80 (e)	0.76	4.38	43
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.28)	—	(0.28)	7.34	10.18	1,232,463	0.80 (e)	0.80 (e)	0.75	3.70	76
Class R5
Six months ended 02/28/26	6.58	0.23	(0.23)	0.00	(0.25)	—	(0.25)	6.33	0.01	4,634	0.82 (d)(e)	0.82 (d)(e)	0.76 (d)	7.27 (d)	15
Year ended 08/31/25	6.73	0.55	(0.12)	0.43	(0.54)	(0.04)	(0.58)	6.58	6.61	4,818	0.88 (e)	0.88 (e)	0.82	8.27	51
Year ended 08/31/24	6.83	0.63	(0.09)	0.54	(0.62)	(0.02)	(0.64)	6.73	8.31	5,942	0.84 (e)	0.84 (e)	0.79	9.23	46
Year ended 08/31/23	6.95	0.60	(0.05)	0.55	(0.66)	(0.01)	(0.67)	6.83	8.50	4,846	0.82 (e)	0.82 (e)	0.77	8.85	29
Year ended 08/31/22	7.35	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	6.95	(1.18)	4,762	0.77 (e)	0.78 (e)	0.74	4.40	43
Year ended 08/31/21	6.94	0.27	0.43	0.70	(0.29)	—	(0.29)	7.35	10.23	3,631	0.77 (e)	0.77 (e)	0.72	3.73	76
Class R6
Six months ended 02/28/26	6.57	0.24	(0.24)	0.00	(0.25)	—	(0.25)	6.32	0.05	438,210	0.75 (d)(e)	0.75 (d)(e)	0.69 (d)	7.34 (d)	15
Year ended 08/31/25	6.72	0.55	(0.12)	0.43	(0.54)	(0.04)	(0.58)	6.57	6.67	503,881	0.81 (e)	0.81 (e)	0.75	8.34	51
Year ended 08/31/24	6.81	0.63	(0.07)	0.56	(0.62)	(0.03)	(0.65)	6.72	8.54	560,660	0.77 (e)	0.77 (e)	0.72	9.30	46
Year ended 08/31/23	6.93	0.60	(0.05)	0.55	(0.66)	(0.01)	(0.67)	6.81	8.57	552,394	0.75 (e)	0.75 (e)	0.70	8.92	29
Year ended 08/31/22	7.33	0.32	(0.40)	(0.08)	(0.32)	—	(0.32)	6.93	(1.13)	548,097	0.70 (e)	0.71 (e)	0.67	4.47	43
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.29)	—	(0.29)	7.33	10.10	484,494	0.73 (e)	0.73 (e)	0.68	3.77	76

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Ratio includes line of credit expense of 0.06%, 0.06%, 0.05%, 0.05%, 0.03% and 0.05% for the six months ended February 28, 2026 and the years ended August 31, 2025,
2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
23
Invesco Floating Rate ESG Fund

Notes to Consolidated Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Floating Rate ESG Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund invested a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Floating Rate ESG TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed a separate series. The Fund owns all beneficial and economic interests in the Subsidiary and the Subsidiary’s series. Effective February 26, 2026, the Subsidiary liquidated all its portfolio investments and is in the process of winding down operations. The accompanying consolidated financial statements reflect, on a consolidated basis, the financial position and results of operations of the Fund, the Subsidiary and the Subsidiary’s series.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
24
Invesco Floating Rate ESG Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s consolidated financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
25
Invesco Floating Rate ESG Fund

I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
K.
Cash and Cash Equivalents – For the purposes of the Consolidated Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.
L.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
P.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Q.
Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
R.
Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of
26
Invesco Floating Rate ESG Fund

loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Because the Fund evaluates environmental, social and governance (“ESG”) factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of issuers that score favorably under the Fund’s ESG scoring methodology may underperform similar issuers that do not score as well or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score issuers based on ESG factors or funds that use a different ESG methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing through the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments (which risks are generally the same as the Fund’s investment risks). The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. However, the Fund will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiary, and the Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the jurisdiction in which the Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund and its shareholders.
Investments through the Subsidiary, which is taxable as a corporation for U.S. federal income tax purposes, may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.650%
Next $4.5 billion	0.600%
Next $5 billion	0.575%
Over $10 billion	0.550%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.61%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $11,171.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and
27
Invesco Floating Rate ESG Fund

Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $36,289 in front-end sales commissions from the sale of Class A shares and $56,115 and $3,084 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP  defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,456,142,525	$271,111,200	$1,727,253,725
Common Stocks & Other Equity Interests	6,805,105	11,065,192	89,664,276	107,534,573
U.S. Dollar Denominated Bonds & Notes	—	93,466,562	2,057,228	95,523,790
Non-U.S. Dollar Denominated Bonds & Notes	—	33,430,542	6,687,871	40,118,413
Preferred Stocks	—	—	11,467,559	11,467,559
Money Market Funds	1,088,300	—	—	1,088,300
Total Investments in Securities	7,893,405	1,594,104,821	380,988,134	1,982,986,360
Other Investments - Assets*
Investments Matured	—	—	8,135	8,135
Forward Foreign Currency Contracts	—	2,875,276	—	2,875,276
	—	2,875,276	8,135	2,883,411
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(185,731)	—	(185,731)
Total Other Investments	—	2,689,545	8,135	2,697,680
Total Investments	$7,893,405	$1,596,794,366	$380,996,269	$1,985,684,040

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
28
Invesco Floating Rate ESG Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2026:
	Value 08/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/26
Variable Rate Senior Loan Interests	$224,108,551	$44,803,223	$(39,935,108)	$1,303,781	$(855,450)	$121,929	$58,691,889	$(17,127,615)	$271,111,200
Common Stocks & Other Equity Interests	92,166,768	3,820,533	(9,508)	—	(2,103,431)	(6,466,410)	2,256,324	—	89,664,276
Preferred Stocks	12,128,885	—	—	—	—	(661,326)	—	—	11,467,559
Non-U.S. Dollar Denominated Bonds & Notes	11,562,739	—	(4,929,034)	24,036	(3,940,079)	3,970,209	—	—	6,687,871
U.S. Dollar Denominated Bonds & Notes	—	—	—	98,930	—	705,983	1,252,315	—	2,057,228
Investments Matured	8,135	—	—	—	—	—	—	—	8,135
Total	$339,975,078	$48,623,756	$(44,873,650)	$1,426,747	$(6,898,960)	$(2,329,615)	$62,200,528	$(17,127,615)	$380,996,269
*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 02/28/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 271,111,200	Comparable Companies	EBITDA Multiple	8.00x - 8.50x	8.15x
		Discounted Cash Flow Model	Discount Rate	7.79% - 13.39%	10.59%
		Third-Party Pricing	Broker Quote	96.63% - 98.88% of Par	97.67% of Par
		Transaction Value	Liquidation Value	7.50x	-
		Valued at Cost	Acquisition Cost	97.38% of Par	-
Common Stocks & Other Equity Interests	89,664,276	Comparable Companies	EBITDA Multiple	3.44x - 5.75x	4.64x
Preferred Stocks	11,467,559	Comparable Companies	EBITDA Multiple	8.50x	-
Non-U.S. Dollar Denominated Bonds & Notes	6,687,871	Valued at Cost	Acquisition Cost	100.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	2,057,228	Discounted Cash Flow Model	Discount Rate	19.85%	-
Investments Matured	8,135	Expected Recovery	Anticipated Proceeds	41.00% of Par	-
Total	$ 380,996,269
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$2,875,276
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$2,875,276
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(185,731)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(185,731)
29
Invesco Floating Rate ESG Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$28,267	$(28,489)	$(222)	$—	$—	$(222)
Barclays Capital	−	(9,139)	(9,139)	—	—	(9,139)
BNP Paribas S.A.	784,476	(387)	784,089	—	—	784,089
Canadian Imperial Bank of Commerce	1,035,106	(1,207)	1,033,899	—	—	1,033,899
Citibank, N.A.	9,706	(9,724)	(18)	—	—	(18)
Goldman Sachs International	760,945	−	760,945	—	—	760,945
Royal Bank of Canada	142,033	(22,019)	120,014	—	—	120,014
State Street Bank & Trust Co.	73,107	(72,992)	115	—	—	115
Toronto-Dominion Bank (The)	41,636	(41,774)	(138)	—	—	(138)
Total	$2,875,276	$(185,731)	$2,689,545	$—	$—	$2,689,545
Effect of Derivative Investments for the six months ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Consolidated Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(1,336,041)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,107,595
Total	$(228,446)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$599,273,276

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,309.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 13, 2026, the Fund has entered into a credit agreement, which enables the Fund to participate with another Invesco Fund in a committed secured borrowing facility that permits borrowings up to $850 million, collectively by certain Invesco Funds, and which will expire on February 12, 2027. Prior to February 13, 2026, the credit agreement permitted borrowings up to $900 million. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
30
Invesco Floating Rate ESG Fund

NOTE 8—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
A&R Logistics Holdings, Inc. (Quantix)	Revolver Loan	$534,864	$0
AnaCap (AFE S.A. SICAV-RAIF)	Delayed Draw Term Loan	701,541	15,133
Azuria Water Solutions, Inc	Delayed Draw Term Loan	203,424	(1,607)
Beacon Mobility Corp.	Delayed Draw Term Loan	268,087	545
Citrin Cooperman Advisors LLC	Delayed Draw Term Loan	1,011,190	(20,746)
Eisner Advisory Group LLC	Delayed Draw Term Loan	902,684	3,881
Exclusive (Networks Everest/Etna French Bidco)	Delayed Draw Term Loan	208,057	(7,365)
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)	Delayed Draw Term Loan	1,160,053	(22,697)
Hasa Intermediate Holdings LLC	Incremental Delayed Draw Term Loan	323,259	1,133
Hasa Intermediate Holdings LLC	Revolver Loan	560,260	6,215
IPS Corp./CP Iris Holdco	Delayed Draw Term Loan	612,753	(1,915)
MB2 Dental Solutions LLC	Delayed Draw Term Loan	345,390	3,454
MB2 Dental Solutions LLC	Revolver Loan	283,523	2,146
McDermott International Ltd.	Revolver Loan	4,210,358	(421,036)
Parques Reunidos (Piolin Bidco S.A.U.)	Revolver Loan	4,007,213	25,371
PennAero (Takeoff Buyer, Inc.)	Delayed Draw Term Loan	246,776	558
Pinnacle Buyer LLC (Summit Cos.)	Delayed Draw Term Loan	436,434	1,002
Pye-Barker Fire and Safety LLC	Delayed Draw Term Loan	962,650	2,065
Selecta Group B.V.	Revolver Loan	2,435,205	67,348
Student Transportation of America Holdings, Inc.	Delayed Draw Term Loan	389,534	2,142
Summer (BC) Holdco B S.a r.l	Revolver Loan	6,286,478	(427,354)
Tank Holding Corp.	Revolver Loan	1,687,953	(121,374)
Titan Acquisition Holdings L.P.	Delayed Draw Term Loan	3,321	0
US Fitness LLC	Delayed Draw Term Loan	558,182	(4,632)
US Fitness LLC	Revolver Loan	1,758,433	(8,897)
USALCO LLC	Delayed Draw Term Loan	378,902	591
V Global Holdings LLC	Revolver Loan	1,772,796	(103,397)
		$32,249,320	$(1,009,436)
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
For the six months ended February 28, 2026, the Subsidiary did not incur any current or deferred federal income tax expense.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$109,867,321	$442,439,412	$552,306,733
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $317,034,594 and $619,662,636, respectively. As of February 28, 2026, the aggregate cost of
31
Invesco Floating Rate ESG Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$84,414,891
Aggregate unrealized (depreciation) of investments	(144,115,551)
Net unrealized appreciation (depreciation) of investments	$(59,700,660)
Cost of investments for tax purposes is $2,045,384,700.
NOTE 11—Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
At the six months ended February 28, 2026, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.
Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,210,358	$3,789,323
Morgan Stanley	7,083,213	9,292,348

NOTE 12—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	10,179,192	$66,205,553	28,159,307	$186,845,551
Class C	557,943	3,606,441	1,418,083	9,363,741
Class R	150,934	985,539	902,763	5,995,334
Class Y	22,620,720	146,743,759	65,158,002	432,300,138
Class R5	96,772	623,049	204,373	1,345,176
Class R6	7,255,018	46,596,407	18,156,324	120,249,119
Issued as reinvestment of dividends:
Class A	3,132,582	20,277,989	7,266,931	48,202,413
Class C	185,837	1,198,701	510,084	3,370,747
Class R	66,530	431,695	126,263	837,963
Class Y	3,352,037	21,682,505	8,645,994	57,296,215
Class R5	27,680	179,152	69,647	462,582
Class R6	2,205,507	14,235,082	4,915,949	32,552,393
Automatic conversion of Class C shares to Class A shares:
Class A	504,099	3,266,494	1,406,187	9,329,248
Class C	(506,207)	(3,266,494)	(1,412,385)	(9,329,248)
Reacquired:
Class A	(22,623,078)	(146,758,973)	(43,363,641)	(287,753,407)
Class C	(1,860,022)	(12,015,937)	(3,008,162)	(19,877,900)
Class R	(343,681)	(2,252,568)	(319,155)	(2,119,984)
Class Y	(52,320,469)	(339,238,433)	(97,570,273)	(645,370,745)
Class R5	(124,998)	(811,669)	(424,330)	(2,794,418)
Class R6	(16,855,074)	(109,018,267)	(29,786,113)	(196,973,995)
Net increase (decrease) in share activity	(44,298,678)	$(287,329,975)	(38,944,152)	$(256,069,077)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32
Invesco Floating Rate ESG Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
33
Invesco Floating Rate ESG Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
FLR-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Global Real Estate Income Fund
Nasdaq:
A: ASRAX ■ C: ASRCX ■ Y: ASRYX ■ R5: ASRIX ■ R6: ASRFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–87.56%
Australia–4.88%
Goodman Group	491,622	$10,112,850
NEXTDC Ltd.(a)	112,993	1,115,038
Stockland	922,248	3,353,848
Vicinity Ltd.	646,873	1,127,559
Waypoint REIT Ltd.	767,958	1,393,640
		17,102,935
Belgium–0.93%
Aedifica S.A.	17,725	1,641,735
Warehouses De Pauw C.V.A.	52,438	1,610,739
		3,252,474
Canada–1.29%
Canadian Apartment Properties REIT	67,200	1,859,263
Chartwell Retirement Residences	87,494	1,425,254
First Capital REIT	78,200	1,226,273
		4,510,790
France–1.65%
Unibail-Rodamco-Westfield	46,145	5,781,398
Germany–2.24%
Sirius Real Estate Ltd.	2,039,671	3,061,320
TAG Immobilien AG	72,025	1,404,871
Vonovia SE	99,402	3,370,473
		7,836,664
Hong Kong–3.46%
Hongkong Land Holdings Ltd.	228,500	1,978,306
Link REIT	329,100	1,627,032
Sun Hung Kai Properties Ltd.	409,000	7,603,571
Swire Properties Ltd.	268,800	925,062
		12,133,971
Japan–8.08%
Daiwa House REIT Investment Corp.	2,326	1,980,676
GLP J-Reit	2,704	2,424,798
Invincible Investment Corp.	2,459	1,044,160
Japan Metropolitan Fund Investment Corp.	2,460	1,918,577
KDX Realty Investment Corp.	1,379	1,501,065
Mitsui Fudosan Accommodations Fund, Inc.	232	204,926
Mitsui Fudosan Co. Ltd.	704,200	9,492,489
Nippon Building Fund, Inc.	3,034	2,822,535
Sumitomo Realty & Development Co. Ltd.	203,900	6,893,117
		28,282,343
Mexico–0.20%
FIBRA Macquarie Mexico(b)	275,000	687,580
Netherlands–0.79%
CTP N.V.(b)	68,702	1,458,784
Eurocommercial Properties N.V.	39,043	1,312,296
		2,771,080
Shares		Value
Singapore–1.67%
CapitaLand Integrated Commercial Trust	1,217,529	$2,355,541
Digital Core REIT Management Pte. Ltd.	3,059,100	1,574,442
Mapletree Pan Asia Commercial Trust	800,000	897,466
UOL Group Ltd.	114,700	1,022,166
		5,849,615
Spain–0.87%
Merlin Properties SOCIMI S.A.	173,693	3,067,168
Sweden–1.81%
Catena AB	25,755	1,419,520
Fastighets AB Balder, Class B(a)	334,705	2,515,077
Wihlborgs Fastigheter AB	227,259	2,407,412
		6,342,009
United Kingdom–2.26%
British Land Co. PLC (The)	457,468	2,515,021
Safestore Holdings PLC	197,266	2,110,199
Segro PLC	289,597	3,278,343
		7,903,563
United States–57.43%
American Healthcare REIT, Inc.(c)	99,836	5,215,433
American Homes 4 Rent, Class A	95,040	2,851,200
Brixmor Property Group, Inc.	218,740	6,621,260
Broadstone Net Lease, Inc.	216,587	4,199,622
BXP, Inc.	44,833	2,581,484
Camden Property Trust	67,056	7,264,847
CareTrust REIT, Inc.	72,942	2,962,904
Cousins Properties, Inc.	127,247	2,947,040
CubeSmart	18,315	753,479
Digital Realty Trust, Inc.	78,397	13,891,948
EastGroup Properties, Inc.	33,928	6,660,406
Equinix, Inc.	16,404	15,981,761
Extra Space Storage, Inc.	54,209	8,187,185
Federal Realty Investment Trust	21,977	2,390,438
First Industrial Realty Trust, Inc.	120,472	7,606,602
Gaming and Leisure Properties, Inc.	127,847	6,252,997
Healthcare Realty Trust, Inc.	90,676	1,672,972
Host Hotels & Resorts, Inc.	166,620	3,264,086
Iron Mountain, Inc.	67,063	7,264,935
Lamar Advertising Co., Class A	12,226	1,684,009
Omega Healthcare Investors, Inc.	141,688	6,839,280
Prologis, Inc.	144,945	20,664,809
Public Storage	21,491	6,599,026
Ryman Hospitality Properties, Inc.(c)	29,361	2,899,399
Simon Property Group, Inc.	52,269	10,655,036
Tanger, Inc.	70,606	2,616,658
UDR, Inc.	196,314	7,361,775
Vornado Realty Trust	66,046	1,821,549
W.P. Carey, Inc.	69,198	5,165,631
Welltower, Inc.	126,734	26,249,147
		201,126,918
Total Common Stocks & Other Equity Interests (Cost $242,232,450)		306,648,508
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Real Estate Income Fund

Principal Amount		Value
Asset-Backed Securities–7.34%
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, 5.07% (1 mo. Term SOFR + 1.40%), 02/15/2042(b)(d)	$975,000	$976,505
BX Trust,
Series 2021-RISE, Class D, 5.52% (1 mo. Term SOFR + 1.86%), 11/15/2036(b)(d)	755,724	756,066
Series 2019-OC11, Class C, 3.86%, 12/09/2041(b)	1,000,000	970,964
Series 2025-VOLT, Class D, 6.41% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(d)	2,995,000	3,008,733
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 6.68% (1 mo. Term SOFR + 3.02%), 02/15/2039(b)(d)	500,000	489,612
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/2039(b)(e)	1,000,000	928,589
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class E, 3.31%, 11/10/2042(b)(e)	586,000	524,316
Series 2020-555, Class F, 3.50%, 12/10/2041(b)(e)	400,000	356,749
Series 2020-555, Class E, 3.50%, 12/10/2041(b)(e)	427,000	390,501
CONE Trust, Series 2024-DFW1, Class D, 6.70% (1 mo. Term SOFR + 3.04%), 08/15/2041(b)(d)	1,200,000	1,201,543
Hilton USA Trust,
Series 2016-HHV, Class E, 4.19%, 11/05/2038(b)(e)	581,000	576,646
Series 2016-HHV, Class C, 4.19%, 11/05/2038(b)(e)	1,396,500	1,391,876
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.45%, 05/05/2032(b)(e)	558,000	554,271
Series 2019-UES, Class B, 4.14%, 05/05/2032(b)	1,284,000	1,276,956
Series 2019-UES, Class C, 4.34%, 05/05/2032(b)	116,000	115,653
Series 2019-UES, Class D, 4.45%, 05/05/2032(b)(e)	119,000	118,513
Series 2019-UES, Class E, 4.45%, 05/05/2032(b)(e)	138,000	137,145
Series 2019-OSB, Class A, 3.40%, 06/05/2039(b)	1,000,000	952,438
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 6.38% (1 mo. Term SOFR + 2.72%), 04/15/2038(b)(d)	800,000	800,574
MILE Trust, Series 2025-STNE, Class D, 7.16% (1 mo. Term SOFR + 3.50%), 07/15/2042(b)(d)	1,750,000	1,754,236
Principal Amount		Value
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.77%, 06/17/2038(b)(e)	$922,000	$889,409
NYC Trust, Series 2024-3ELV, Class D, 7.50% (1 mo. Term SOFR + 3.84%), 08/15/2029(b)(d)	1,500,000	1,506,973
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class C, 5.41% (1 mo. Term SOFR + 1.75%), 08/15/2042(b)(d)	1,780,000	1,788,483
SREIT Trust,
Series 2021-PALM, Class E, 5.68% (1 mo. Term SOFR + 2.02%), 10/15/2034(b)(d)	740,000	740,126
Series 2021-PALM, Class C, 4.73% (1 mo. Term SOFR + 1.07%), 10/15/2034(b)(d)	1,000,000	999,810
MF1 Trust, Series 2021-W10, Class D, 5.63% (1 mo. Term SOFR + 1.97%), 12/15/2034(b)(d)	2,500,000	2,486,603
Total Asset-Backed Securities (Cost $25,464,794)		25,693,290
Shares
Preferred Stocks–1.45%
United States–1.45%
National Storage Affiliates Trust, 6.00%, Series A, Pfd. (Cost $6,001,099)	241,700	5,075,700
Money Market Funds–3.30%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(f)(g)	4,049,645	4,049,645
Invesco Treasury Portfolio, Institutional Class, 3.56%(f)(g)	7,520,655	7,520,655
Total Money Market Funds (Cost $11,570,300)		11,570,300
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.65% (Cost $285,268,643)		348,987,798
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.74%
Invesco Private Government Fund, 3.64%(f)(g)(h)	1,691,452	1,691,452
Invesco Private Prime Fund, 3.81%(f)(g)(h)	4,394,513	4,395,831
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,087,283)		6,087,283
TOTAL INVESTMENTS IN SECURITIES—101.39% (Cost $291,355,926)		355,075,081
OTHER ASSETS LESS LIABILITIES–(1.39)%		(4,864,686)
NET ASSETS–100.00%		$350,210,395
Investment Abbreviations:
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Real Estate Income Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $27,839,654, which represented 7.95% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(e)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2026.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,242,734	$15,099,675	$(14,292,764)	$-	$-	$4,049,645	$87,143
Invesco Treasury Portfolio, Institutional Class	6,022,106	28,042,252	(26,543,703)	-	-	7,520,655	159,638
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	917,144	47,399,758	(46,625,450)	-	-	1,691,452	52,516*
Invesco Private Prime Fund	2,387,995	101,244,950	(99,237,926)	(183)	995	4,395,831	139,975*
Total	$12,569,979	$191,786,635	$(186,699,843)	$(183)	$995	$17,657,583	$439,272

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $273,698,343)*	$337,417,498
Investments in affiliated money market funds, at value (Cost $17,657,583)	17,657,583
Foreign currencies, at value (Cost $528,595)	529,031
Receivable for:
Investments sold	464,805
Fund shares sold	67,640
Dividends	716,414
Interest	71,068
Investment for trustee deferred compensation and retirement plans	131,690
Other assets	91,622
Total assets	357,147,351
Liabilities:
Payable for:
Investments purchased	252,876
Fund shares reacquired	274,188
Collateral upon return of securities loaned	6,087,283
Accrued fees to affiliates	112,461
Accrued trustees’ and officers’ fees and benefits	1,968
Accrued other operating expenses	72,818
Trustee deferred compensation and retirement plans	135,362
Total liabilities	6,936,956
Net assets applicable to shares outstanding	$350,210,395
Net assets consist of:
Shares of beneficial interest	$351,965,189
Distributable earnings (loss)	(1,754,794)
$350,210,395
Net Assets:
Class A	$75,659,605
Class C	$1,352,180
Class Y	$120,653,383
Class R5	$1,383,342
Class R6	$151,161,885
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	8,365,684
Class C	149,626
Class Y	13,380,918
Class R5	153,449
Class R6	16,740,208
Class A:
Net asset value per share	$9.04
Maximum offering price per share (Net asset value of $9.04 ÷ 94.50%)	$9.57
Class C:
Net asset value and offering price per share	$9.04
Class Y:
Net asset value and offering price per share	$9.02
Class R5:
Net asset value and offering price per share	$9.01
Class R6:
Net asset value and offering price per share	$9.03

*	At February 28, 2026, securities with an aggregate value of $5,822,204 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Real Estate Income Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest	$1,316,185
Dividends (net of foreign withholding taxes of $135,789)	6,000,413
Dividends from affiliated money market funds (includes net securities lending income of $7,618)	254,399
Total investment income	7,570,997
Expenses:
Advisory fees	1,505,486
Administrative services fees	28,783
Custodian fees	6,897
Distribution fees:
Class A	90,598
Class C	7,123
Transfer agent fees — A, C and Y	209,851
Transfer agent fees — R5	621
Transfer agent fees — R6	29,849
Trustees’ and officers’ fees and benefits	11,804
Registration and filing fees	34,394
Reports to shareholders	19,375
Professional services fees	32,615
Other	6,428
Total expenses	1,983,824
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(8,139)
Net expenses	1,975,685
Net investment income	5,595,312
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,041,076)
Affiliated investment securities	995
Foreign currencies	(9,088)
(1,049,169)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	34,332,035
Affiliated investment securities	(183)
Foreign currencies	2,857
34,334,709
Net realized and unrealized gain	33,285,540
Net increase in net assets resulting from operations	$38,880,852
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$5,595,312	$12,174,653
Net realized gain (loss)	(1,049,169)	(23,192,488)
Change in net unrealized appreciation (depreciation)	34,334,709	(7,727,266)
Net increase (decrease) in net assets resulting from operations	38,880,852	(18,745,101)
Distributions to shareholders from distributable earnings:
Class A	(943,638)	(2,589,446)
Class C	(13,640)	(45,648)
Class Y	(1,721,488)	(8,112,950)
Class R5	(18,481)	(45,865)
Class R6	(3,179,376)	(6,602,394)
Total distributions from distributable earnings	(5,876,623)	(17,396,303)
Share transactions–net:
Class A	(5,374,379)	(9,066,419)
Class C	(337,342)	(540,628)
Class Y	(13,399,432)	(178,220,220)
Class R5	(1,328)	(70,340)
Class R6	(78,488,344)	29,506,662
Net increase (decrease) in net assets resulting from share transactions	(97,600,825)	(158,390,945)
Net increase (decrease) in net assets	(64,596,596)	(194,532,349)
Net assets:
Beginning of period	414,806,991	609,339,340
End of period	$350,210,395	$414,806,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Real Estate Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$8.33	$0.10	$0.72	$0.82	$(0.11)	$—	$(0.11)	$9.04	9.95%	$75,660	1.29%(d)	1.29%(d)	2.46%(d)	30%
Year ended 08/31/25	8.65	0.20	(0.25)	(0.05)	(0.27)	—	(0.27)	8.33	(0.50)	75,051	1.26	1.26	2.44	105
Year ended 08/31/24	7.93	0.29	0.71	1.00	(0.28)	—	(0.28)	8.65	12.96	87,526	1.26	1.26	3.61	49
Year ended 08/31/23	8.35	0.27	(0.50)	(0.23)	(0.19)	—	(0.19)	7.93	(2.69)	93,512	1.21	1.21	3.39	78
Year ended 08/31/22	9.88	0.16	(1.48)	(1.32)	(0.12)	(0.09)	(0.21)	8.35	(13.56)	116,084	1.20	1.20	1.69	39
Year ended 08/31/21	8.06	0.14	1.84	1.98	(0.16)	—	(0.16)	9.88	24.81 (e)	149,008	1.19 (e)	1.19 (e)	1.63 (e)	41
Class C
Six months ended 02/28/26	8.33	0.07	0.72	0.79	(0.08)	—	(0.08)	9.04	9.53	1,352	2.04 (d)	2.04 (d)	1.71 (d)	30
Year ended 08/31/25	8.64	0.14	(0.24)	(0.10)	(0.21)	—	(0.21)	8.33	(1.15)	1,580	2.01	2.01	1.69	105
Year ended 08/31/24	7.92	0.23	0.71	0.94	(0.22)	—	(0.22)	8.64	12.13	2,197	2.01	2.01	2.86	49
Year ended 08/31/23	8.34	0.21	(0.50)	(0.29)	(0.13)	—	(0.13)	7.92	(3.45)	3,304	1.96	1.96	2.64	78
Year ended 08/31/22	9.86	0.09	(1.47)	(1.38)	(0.08)	(0.06)	(0.14)	8.34	(14.15)	5,782	1.95	1.95	0.94	39
Year ended 08/31/21	8.05	0.08	1.82	1.90	(0.09)	—	(0.09)	9.86	23.79	9,722	1.95	1.95	0.87	41
Class Y
Six months ended 02/28/26	8.31	0.11	0.72	0.83	(0.12)	—	(0.12)	9.02	10.11	120,653	1.04 (d)	1.04 (d)	2.71 (d)	30
Year ended 08/31/25	8.62	0.22	(0.24)	(0.02)	(0.29)	—	(0.29)	8.31	(0.15)	124,329	1.01	1.01	2.69	105
Year ended 08/31/24	7.90	0.31	0.71	1.02	(0.30)	—	(0.30)	8.62	13.29	327,310	1.01	1.01	3.86	49
Year ended 08/31/23	8.33	0.29	(0.51)	(0.22)	(0.21)	—	(0.21)	7.90	(2.57)	301,210	0.96	0.96	3.64	78
Year ended 08/31/22	9.84	0.18	(1.46)	(1.28)	(0.13)	(0.10)	(0.23)	8.33	(13.20)	305,110	0.95	0.95	1.94	39
Year ended 08/31/21	8.03	0.17	1.82	1.99	(0.18)	—	(0.18)	9.84	25.08	347,456	0.95	0.95	1.87	41
Class R5
Six months ended 02/28/26	8.31	0.12	0.70	0.82	(0.12)	—	(0.12)	9.01	10.05	1,383	0.92 (d)	0.92 (d)	2.83 (d)	30
Year ended 08/31/25	8.63	0.23	(0.25)	(0.02)	(0.30)	—	(0.30)	8.31	(0.10)	1,277	0.91	0.91	2.79	105
Year ended 08/31/24	7.91	0.31	0.72	1.03	(0.31)	—	(0.31)	8.63	13.38	1,396	0.91	0.91	3.96	49
Year ended 08/31/23	8.33	0.29	(0.49)	(0.20)	(0.22)	—	(0.22)	7.91	(2.38)	1,303	0.89	0.89	3.71	78
Year ended 08/31/22	9.87	0.19	(1.49)	(1.30)	(0.13)	(0.11)	(0.24)	8.33	(13.41)	1,424	0.89	0.89	2.00	39
Year ended 08/31/21	8.05	0.17	1.83	2.00	(0.18)	—	(0.18)	9.87	25.21	3,504	0.89	0.89	1.93	41
Class R6
Six months ended 02/28/26	8.32	0.12	0.72	0.84	(0.13)	—	(0.13)	9.03	10.21	151,162	0.85 (d)	0.85 (d)	2.90 (d)	30
Year ended 08/31/25	8.65	0.23	(0.25)	(0.02)	(0.31)	—	(0.31)	8.32	(0.14)	212,569	0.84	0.84	2.86	105
Year ended 08/31/24	7.92	0.32	0.72	1.04	(0.31)	—	(0.31)	8.65	13.58	190,911	0.84	0.84	4.03	49
Year ended 08/31/23	8.35	0.30	(0.51)	(0.21)	(0.22)	—	(0.22)	7.92	(2.42)	196,972	0.82	0.82	3.78	78
Year ended 08/31/22	9.87	0.19	(1.47)	(1.28)	(0.13)	(0.11)	(0.24)	8.35	(13.14)	213,197	0.82	0.82	2.07	39
Year ended 08/31/21	8.05	0.18	1.83	2.01	(0.19)	—	(0.19)	9.87	25.33	243,338	0.80	0.80	2.02	41

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Global Real Estate Income Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and, secondarily, capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
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Invesco Global Real Estate Income Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
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Invesco Global Real Estate Income Fund

J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the
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Invesco Global Real Estate Income Fund

Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.75%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $6,641.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $1,624 in front-end sales commissions from the sale of Class A shares and $0 and $1 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
12
Invesco Global Real Estate Income Fund

For the six months ended February 28, 2026, the Fund incurred $15,566 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$17,102,935	$—	$17,102,935
Belgium	—	3,252,474	—	3,252,474
Canada	4,510,790	—	—	4,510,790
Cayman Islands	—	2,486,603	—	2,486,603
France	—	5,781,398	—	5,781,398
Germany	—	7,836,664	—	7,836,664
Hong Kong	—	12,133,971	—	12,133,971
Japan	—	28,282,343	—	28,282,343
Mexico	687,580	—	—	687,580
Netherlands	—	2,771,080	—	2,771,080
Singapore	—	5,849,615	—	5,849,615
Spain	—	3,067,168	—	3,067,168
Sweden	—	6,342,009	—	6,342,009
United Kingdom	—	7,903,563	—	7,903,563
United States	206,202,618	23,206,687	—	229,409,305
Money Market Funds	11,570,300	6,087,283	—	17,657,583
Total Investments	$222,971,288	$132,103,793	$—	$355,075,081
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,498.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
13
Invesco Global Real Estate Income Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$18,201,216	$44,001,125	$62,202,341
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $114,875,772 and $214,994,786, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$64,745,306
Aggregate unrealized (depreciation) of investments	(4,489,358)
Net unrealized appreciation of investments	$60,255,948
Cost of investments for tax purposes is $294,819,133.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	144,213	$1,208,100	525,523	$4,185,831
Class C	5,887	49,303	42,156	346,154
Class Y	758,587	6,341,315	2,922,758	23,910,781
Class R5	17,218	145,476	31,924	262,467
Class R6	224,825	1,882,078	7,317,857	59,221,557
Issued as reinvestment of dividends:
Class A	88,558	727,081	243,144	1,994,212
Class C	1,208	9,929	4,032	33,070
Class Y	154,256	1,262,620	802,742	6,630,430
Class R5	2,181	17,846	5,533	45,128
Class R6	387,397	3,172,825	798,817	6,523,435
Automatic conversion of Class C shares to Class A shares:
Class A	22,452	188,676	55,304	463,870
Class C	(22,461)	(188,676)	(55,345)	(463,870)
Reacquired:
Class A	(894,737)	(7,498,236)	(1,933,156)	(15,710,332)
Class C	(24,771)	(207,898)	(55,298)	(455,982)
Class Y	(2,494,431)	(21,003,367)	(26,714,351)	(208,761,431)
Class R5	(19,680)	(164,650)	(45,398)	(377,935)
Class R6	(9,417,347)	(83,543,247)	(4,654,515)	(36,238,330)
Net increase (decrease) in share activity	(11,066,645)	$(97,600,825)	(20,708,273)	$(158,390,945)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
NOTE 10—Subsequent Event
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund (the “Acquiring Fund”) will acquire all of the assets and liabilities of Invesco Global Real Estate Fund (the “Target Fund”) in exchange for shares of the Fund.
The reorganization is expected to be consummated on or about June 5, 2026. Upon closing of the reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.
14
Invesco Global Real Estate Income Fund

The Acquiring Fund is not expected to incur any Reorganization costs as a result of the merger but may incur transaction costs in connection with the repositioning of portfolio securities which are not estimated to have a material impact.
Effective on June 5, 2026, the Fund will begin offering Class R shares.
15
Invesco Global Real Estate Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Global Real Estate Income Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
GREI-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Growth and Income Fund
Nasdaq:
A: ACGIX ■ C: ACGKX ■ R: ACGLX ■ Y: ACGMX ■ R5: ACGQX ■ R6: GIFFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.14%
Aerospace & Defense–2.03%
RTX Corp.	261,864	$53,058,883
Textron, Inc.	361,469	35,658,917
		88,717,800
Air Freight & Logistics–1.83%
FedEx Corp.	206,447	79,894,989
Asset Management & Custody Banks–0.88%
KKR & Co., Inc., Class A	437,641	38,372,363
Automobile Manufacturers–1.16%
General Motors Co.	642,391	50,562,596
Biotechnology–1.17%
Regeneron Pharmaceuticals, Inc.	65,207	50,970,356
Broadline Retail–2.53%
Amazon.com, Inc.(b)	527,617	110,799,570
Building Products–2.28%
Johnson Controls International PLC	689,660	99,517,938
Communications Equipment–1.09%
Cisco Systems, Inc.	599,558	47,640,879
Consumer Finance–0.71%
Capital One Financial Corp.	159,441	31,193,037
Diversified Banks–6.61%
Bank of America Corp.	2,223,645	110,804,230
PNC Financial Services Group, Inc. (The)	260,147	55,242,216
Wells Fargo & Co.	1,508,902	122,900,068
		288,946,514
Electric Utilities–3.39%
American Electric Power Co., Inc.	281,948	37,730,281
FirstEnergy Corp.	752,388	38,492,170
PPL Corp.	1,851,113	72,156,385
		148,378,836
Electrical Components & Equipment–2.68%
Emerson Electric Co.	368,769	55,591,927
Vertiv Holdings Co., Class A	241,207	61,481,252
		117,073,179
Electronic Components–1.99%
Coherent Corp.(b)	335,840	86,959,051
Fertilizers & Agricultural Chemicals–0.88%
Corteva, Inc.	480,349	38,485,562
Food Distributors–3.89%
Sysco Corp.	939,416	85,637,162
US Foods Holding Corp.(b)	875,719	84,603,213
		170,240,375
Footwear–1.42%
NIKE, Inc., Class B	995,340	61,890,241
Shares		Value
Health Care Equipment–2.63%
Becton, Dickinson and Co.	264,430	$46,666,606
Medtronic PLC	697,471	68,115,018
		114,781,624
Health Care REITs–0.70%
Alexandria Real Estate Equities, Inc.	564,405	30,500,446
Health Care Services–1.34%
CVS Health Corp.	735,487	58,765,411
Household Products–1.57%
Procter & Gamble Co. (The)	411,401	68,786,247
Industrial Machinery & Supplies & Components–3.31%
Fortive Corp.(c)	850,324	50,339,181
Parker-Hannifin Corp.	93,552	94,410,807
		144,749,988
Insurance Brokers–1.74%
Willis Towers Watson PLC	248,729	75,904,629
Integrated Oil & Gas–5.32%
Chevron Corp.	410,114	76,592,891
Exxon Mobil Corp.	427,406	65,179,415
Shell PLC (United Kingdom)	1,222,794	51,214,126
Suncor Energy, Inc. (Canada)(c)	700,734	39,581,800
		232,568,232
Interactive Media & Services–3.46%
Alphabet, Inc., Class A	310,378	96,763,445
Meta Platforms, Inc., Class A	84,359	54,679,817
		151,443,262
Investment Banking & Brokerage–3.12%
Charles Schwab Corp. (The)	909,469	86,581,449
Goldman Sachs Group, Inc. (The)	58,064	49,910,072
		136,491,521
IT Consulting & Other Services–0.80%
Cognizant Technology Solutions Corp., Class A	543,549	35,020,862
Life Sciences Tools & Services–1.54%
IQVIA Holdings, Inc.(b)	161,959	28,959,889
Thermo Fisher Scientific, Inc.	73,700	38,405,807
		67,365,696
Managed Health Care–1.95%
Elevance Health, Inc.	107,455	34,385,600
UnitedHealth Group, Inc.	173,835	50,980,591
		85,366,191
Movies & Entertainment–1.81%
Walt Disney Co. (The)	746,724	79,182,613
Multi-line Insurance–1.07%
American International Group, Inc.	580,341	46,711,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Growth and Income Fund

Shares		Value
Multi-Utilities–1.09%
Sempra	496,909	$47,837,429
Oil & Gas Equipment & Services–0.97%
SLB Ltd.	823,900	42,299,026
Oil & Gas Exploration & Production–2.03%
ConocoPhillips	781,591	88,679,315
Pharmaceuticals–6.29%
Bristol-Myers Squibb Co.	771,740	48,133,424
Johnson & Johnson	360,979	89,678,013
Merck & Co., Inc.	686,097	84,952,531
Sanofi S.A.	534,103	52,235,969
		274,999,937
Rail Transportation–0.82%
Norfolk Southern Corp.	113,703	35,786,882
Real Estate Services–1.65%
CBRE Group, Inc., Class A(b)	487,324	71,958,262
Regional Banks–2.03%
Citizens Financial Group, Inc.	1,472,137	88,607,926
Restaurants–1.61%
Starbucks Corp.	716,207	70,202,610
Semiconductor Materials & Equipment–1.80%
Lam Research Corp.	194,019	45,379,104
Qnity Electronics, Inc.	262,196	33,235,965
		78,615,069
Semiconductors–4.64%
Microchip Technology, Inc.	1,224,885	91,425,416
NVIDIA Corp.	355,236	62,944,267
NXP Semiconductors N.V. (Netherlands)	214,218	48,629,628
		202,999,311
Specialty Chemicals–1.76%
DuPont de Nemours, Inc.	865,129	43,291,055
PPG Industries, Inc.	272,910	33,641,616
		76,932,671
Systems Software–2.22%
Microsoft Corp.	247,174	97,075,117
Shares		Value
Tobacco–2.50%
Philip Morris International, Inc.	583,888	$109,087,795
Trading Companies & Distributors–1.95%
Ashtead Group PLC (United Kingdom)(c)	556,147	39,835,030
Ferguson Enterprises, Inc.	173,808	45,322,174
		85,157,204
Transaction & Payment Processing Services–0.77%
Fidelity National Information Services, Inc.	659,243	33,595,023
Wireless Telecommunication Services–1.11%
T-Mobile US, Inc.	223,574	48,535,680
Total Common Stocks & Other Equity Interests (Cost $2,664,096,875)		4,289,650,912
Money Market Funds–2.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(e)	32,892,784	32,892,784
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	61,087,359	61,087,359
Total Money Market Funds (Cost $93,980,143)		93,980,143
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $2,758,077,018)		4,383,631,055
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.97%
Invesco Private Government Fund, 3.64%(d)(e)(f)	23,918,044	23,918,044
Invesco Private Prime Fund, 3.81%(d)(e)(f)	62,325,141	62,343,839
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $86,261,883)		86,261,883
TOTAL INVESTMENTS IN SECURITIES–102.26% (Cost $2,844,338,901)		4,469,892,938
OTHER ASSETS LESS LIABILITIES—(2.26)%		(98,963,222)
NET ASSETS–100.00%		$4,370,929,716
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,655,894	$81,427,928	$(93,191,038)	$-	$-	$32,892,784	$591,158
Invesco Treasury Portfolio, Institutional Class	82,933,133	151,223,295	(173,069,069)	-	-	61,087,359	1,082,764
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Growth and Income Fund

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,427,153	$175,584,161	$(162,093,270)	$-	$-	$23,918,044	$88,379*
Invesco Private Prime Fund	26,811,519	389,813,336	(354,275,334)	-	(5,682)	62,343,839	238,558*
Total	$164,827,699	$798,048,720	$(782,628,711)	$-	$(5,682)	$180,242,026	$2,000,859

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/30/2026	Bank of New York Mellon (The)	GBP	1,742,920	USD	2,356,879	$7,874
03/30/2026	Bank of New York Mellon (The)	USD	591,564	CAD	809,348	2,481
03/30/2026	State Street Bank & Trust Co.	GBP	48,213,683	USD	65,095,178	115,625
Subtotal—Appreciation						125,980
Currency Risk
03/30/2026	Bank of New York Mellon (The)	CAD	39,884,027	USD	29,168,818	(105,213)
03/30/2026	State Street Bank & Trust Co.	CAD	988,036	USD	722,988	(2,209)
03/30/2026	State Street Bank & Trust Co.	EUR	32,350,618	USD	38,194,838	(80,417)
Subtotal—Depreciation						(187,839)
Total Forward Foreign Currency Contracts						$(61,859)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Growth and Income Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,664,096,875)*	$4,289,650,912
Investments in affiliated money market funds, at value (Cost $180,242,026)	180,242,026
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	125,980
Cash	110
Foreign currencies, at value (Cost $199,011)	198,741
Receivable for:
Fund shares sold	1,622,238
Dividends	6,673,293
Investment for trustee deferred compensation and retirement plans	686,056
Other assets	92,052
Total assets	4,479,291,408
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	187,839
Payable for:
Investments purchased	4,408,337
Fund shares reacquired	15,045,997
Collateral upon return of securities loaned	86,261,883
Accrued fees to affiliates	1,560,234
Accrued trustees’ and officers’ fees and benefits	4,202
Accrued other operating expenses	180,630
Trustee deferred compensation and retirement plans	712,570
Total liabilities	108,361,692
Net assets applicable to shares outstanding	$4,370,929,716
Net assets consist of:
Shares of beneficial interest	$2,661,266,035
Distributable earnings	1,709,663,681
$4,370,929,716
Net Assets:
Class A	$2,837,185,238
Class C	$26,631,786
Class R	$61,290,785
Class Y	$342,385,102
Class R5	$198,239,352
Class R6	$905,197,453
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	118,285,522
Class C	1,140,806
Class R	2,549,201
Class Y	14,261,271
Class R5	8,239,763
Class R6	37,622,743
Class A:
Net asset value per share	$23.99
Maximum offering price per share (Net asset value of $23.99 ÷ 94.50%)	$25.39
Class C:
Net asset value and offering price per share	$23.34
Class R:
Net asset value and offering price per share	$24.04
Class Y:
Net asset value and offering price per share	$24.01
Class R5:
Net asset value and offering price per share	$24.06
Class R6:
Net asset value and offering price per share	$24.06

*	At February 28, 2026, securities with an aggregate value of $43,823,751 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Growth and Income Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $165,115)	$37,874,182
Dividends from affiliated money market funds (includes net securities lending income of $42,586)	1,716,508
Total investment income	39,590,690
Expenses:
Advisory fees	7,517,259
Administrative services fees	292,551
Custodian fees	13,236
Distribution fees:
Class A	3,379,497
Class C	127,912
Class R	144,617
Transfer agent fees — A, C, R and Y	1,977,570
Transfer agent fees — R5	98,095
Transfer agent fees — R6	127,794
Trustees’ and officers’ fees and benefits	24,969
Registration and filing fees	53,031
Reports to shareholders	119,337
Professional services fees	47,211
Other	21,658
Total expenses	13,944,737
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(59,544)
Net expenses	13,885,193
Net investment income	25,705,497
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	166,071,650
Affiliated investment securities	(5,682)
Foreign currencies	132,952
Forward foreign currency contracts	(1,053,562)
165,145,358
Change in net unrealized appreciation of:
Unaffiliated investment securities	274,049,017
Foreign currencies	3,899
Forward foreign currency contracts	1,115,033
275,167,949
Net realized and unrealized gain	440,313,307
Net increase in net assets resulting from operations	$466,018,804
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Growth and Income Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$25,705,497	$55,563,954
Net realized gain	165,145,358	349,946,633
Change in net unrealized appreciation	275,167,949	30,902,728
Net increase in net assets resulting from operations	466,018,804	436,413,315
Distributions to shareholders from distributable earnings:
Class A	(199,271,854)	(257,956,991)
Class C	(1,869,577)	(2,563,590)
Class R	(4,216,536)	(5,078,034)
Class Y	(24,490,020)	(36,313,362)
Class R5	(14,665,847)	(19,566,393)
Class R6	(64,779,705)	(85,934,317)
Total distributions from distributable earnings	(309,293,539)	(407,412,687)
Share transactions–net:
Class A	59,283,764	6,952,738
Class C	(845,277)	(2,474,356)
Class R	3,077,341	3,368,848
Class Y	2,746,012	(39,778,902)
Class R5	(3,510,732)	(57,994,528)
Class R6	(23,770,514)	32,066,367
Net increase (decrease) in net assets resulting from share transactions	36,980,594	(57,859,833)
Net increase (decrease) in net assets	193,705,859	(28,859,205)
Net assets:
Beginning of period	4,177,223,857	4,206,083,062
End of period	$4,370,929,716	$4,177,223,857
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Growth and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$23.16	$0.13	$2.47	$2.60	$(0.14)	$(1.63)	$(1.77)	$23.99	11.59%	$2,837,185	0.77%(d)	0.77%(d)	1.12%(d)	15%
Year ended 08/31/25	23.01	0.28	2.15	2.43	(0.27)	(2.01)	(2.28)	23.16	11.11	2,676,634	0.78	0.78	1.25	26
Year ended 08/31/24	21.37	0.30	4.04	4.34	(0.32)	(2.38)	(2.70)	23.01	22.39	2,652,126	0.79	0.79	1.40	25
Year ended 08/31/23	22.20	0.33	1.36	1.69	(0.38)	(2.14)	(2.52)	21.37	8.00	2,438,756	0.79	0.79	1.57	21
Year ended 08/31/22	28.10	0.32	(1.13)	(0.81)	(0.29)	(4.80)	(5.09)	22.20	(3.90)	2,499,911	0.78	0.78	1.28	23
Year ended 08/31/21	20.01	0.30	8.63	8.93	(0.35)	(0.49)	(0.84)	28.10	45.62	2,844,145	0.80	0.80	1.22	33
Class C
Six months ended 02/28/26	22.58	0.05	2.39	2.44	(0.05)	(1.63)	(1.68)	23.34	11.14 (e)	26,632	1.49 (d)(e)	1.49 (d)(e)	0.40 (d)(e)	15
Year ended 08/31/25	22.47	0.11	2.11	2.22	(0.10)	(2.01)	(2.11)	22.58	10.33 (e)	26,542	1.52 (e)	1.52 (e)	0.51 (e)	26
Year ended 08/31/24	20.93	0.14	3.94	4.08	(0.16)	(2.38)	(2.54)	22.47	21.44 (e)	28,958	1.53 (e)	1.53 (e)	0.66 (e)	25
Year ended 08/31/23	21.77	0.18	1.33	1.51	(0.21)	(2.14)	(2.35)	20.93	7.25 (e)	29,875	1.52 (e)	1.52 (e)	0.84 (e)	21
Year ended 08/31/22	27.69	0.13	(1.09)	(0.96)	(0.16)	(4.80)	(4.96)	21.77	(4.58)(e)	32,497	1.52 (e)	1.52 (e)	0.54 (e)	23
Year ended 08/31/21	19.73	0.12	8.51	8.63	(0.18)	(0.49)	(0.67)	27.69	44.53 (e)	39,357	1.50 (e)	1.50 (e)	0.52 (e)	33
Class R
Six months ended 02/28/26	23.21	0.10	2.47	2.57	(0.11)	(1.63)	(1.74)	24.04	11.42	61,291	1.02 (d)	1.02 (d)	0.87 (d)	15
Year ended 08/31/25	23.05	0.22	2.17	2.39	(0.22)	(2.01)	(2.23)	23.21	10.85	56,041	1.03	1.03	1.00	26
Year ended 08/31/24	21.41	0.25	4.03	4.28	(0.26)	(2.38)	(2.64)	23.05	22.03	52,198	1.04	1.04	1.15	25
Year ended 08/31/23	22.23	0.28	1.36	1.64	(0.32)	(2.14)	(2.46)	21.41	7.75	53,250	1.04	1.04	1.32	21
Year ended 08/31/22	28.13	0.25	(1.13)	(0.88)	(0.22)	(4.80)	(5.02)	22.23	(4.14)	51,354	1.03	1.03	1.03	23
Year ended 08/31/21	20.03	0.24	8.64	8.88	(0.29)	(0.49)	(0.78)	28.13	45.26	60,808	1.05	1.05	0.97	33
Class Y
Six months ended 02/28/26	23.18	0.16	2.47	2.63	(0.17)	(1.63)	(1.80)	24.01	11.73	342,385	0.52 (d)	0.52 (d)	1.37 (d)	15
Year ended 08/31/25	23.03	0.34	2.15	2.49	(0.33)	(2.01)	(2.34)	23.18	11.38	327,498	0.53	0.53	1.50	26
Year ended 08/31/24	21.39	0.35	4.04	4.39	(0.37)	(2.38)	(2.75)	23.03	22.67	367,898	0.54	0.54	1.65	25
Year ended 08/31/23	22.22	0.39	1.35	1.74	(0.43)	(2.14)	(2.57)	21.39	8.28	349,894	0.54	0.54	1.82	21
Year ended 08/31/22	28.12	0.38	(1.12)	(0.74)	(0.36)	(4.80)	(5.16)	22.22	(3.63)	427,166	0.53	0.53	1.53	23
Year ended 08/31/21	20.03	0.36	8.63	8.99	(0.41)	(0.49)	(0.90)	28.12	45.94	517,664	0.55	0.55	1.47	33
Class R5
Six months ended 02/28/26	23.23	0.16	2.47	2.63	(0.17)	(1.63)	(1.80)	24.06	11.72	198,239	0.49 (d)	0.49 (d)	1.40 (d)	15
Year ended 08/31/25	23.07	0.34	2.17	2.51	(0.34)	(2.01)	(2.35)	23.23	11.46	194,435	0.49	0.49	1.54	26
Year ended 08/31/24	21.43	0.36	4.04	4.40	(0.38)	(2.38)	(2.76)	23.07	22.69	250,613	0.50	0.50	1.69	25
Year ended 08/31/23	22.25	0.40	1.36	1.76	(0.44)	(2.14)	(2.58)	21.43	8.36	329,238	0.49	0.49	1.87	21
Year ended 08/31/22	28.16	0.39	(1.13)	(0.74)	(0.37)	(4.80)	(5.17)	22.25	(3.62)	397,345	0.48	0.48	1.58	23
Year ended 08/31/21	20.06	0.38	8.64	9.02	(0.43)	(0.49)	(0.92)	28.16	46.04	438,989	0.47	0.47	1.55	33
Class R6
Six months ended 02/28/26	23.23	0.17	2.47	2.64	(0.18)	(1.63)	(1.81)	24.06	11.75	905,197	0.42 (d)	0.42 (d)	1.47 (d)	15
Year ended 08/31/25	23.07	0.36	2.17	2.53	(0.36)	(2.01)	(2.37)	23.23	11.53	896,073	0.42	0.42	1.61	26
Year ended 08/31/24	21.43	0.38	4.03	4.41	(0.39)	(2.38)	(2.77)	23.07	22.77	854,291	0.43	0.43	1.76	25
Year ended 08/31/23	22.25	0.41	1.37	1.78	(0.46)	(2.14)	(2.60)	21.43	8.45	803,225	0.42	0.42	1.94	21
Year ended 08/31/22	28.16	0.41	(1.13)	(0.72)	(0.39)	(4.80)	(5.19)	22.25	(3.55)	931,558	0.41	0.41	1.65	23
Year ended 08/31/21	20.06	0.39	8.65	9.04	(0.45)	(0.49)	(0.94)	28.16	46.16	1,102,312	0.40	0.40	1.62	33

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97%, 0.99%, 0.99%, 0.98%,
0.99% and 0.95% for the six months ended February 28, 2026 and the years ended August 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Growth and Income Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Growth and Income Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Growth and Income Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser $977 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.36%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the
11
Invesco Growth and Income Fund

Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $40,855.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $145,554 in front-end sales commissions from the sale of Class A shares and $3,234 and $1,012 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2026, the Fund incurred $51,360 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,146,365,787	$143,285,125	$—	$4,289,650,912
Money Market Funds	93,980,143	86,261,883	—	180,242,026
Total Investments in Securities	4,240,345,930	229,547,008	—	4,469,892,938
Other Investments - Assets*
Forward Foreign Currency Contracts	—	125,980	—	125,980
12
Invesco Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Forward Foreign Currency Contracts	$—	$(187,839)	$—	$(187,839)
Total Other Investments	—	(61,859)	—	(61,859)
Total Investments	$4,240,345,930	$229,485,149	$—	$4,469,831,079

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$125,980
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$125,980
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(187,839)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(187,839)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$10,355	$(105,213)	$(94,858)	$—	$—	$(94,858)
State Street Bank & Trust Co.	115,625	(82,626)	32,999	—	—	32,999
Total	$125,980	$(187,839)	$(61,859)	$—	$—	$(61,859)
Effect of Derivative Investments for the six months ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(1,053,562)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,115,033
Total	$61,471
13
Invesco Growth and Income Fund

The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$138,523,075

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $18,689.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $603,780,767 and $799,658,225, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,667,296,068
Aggregate unrealized (depreciation) of investments	(67,712,386)
Net unrealized appreciation of investments	$1,599,583,682
Cost of investments for tax purposes is $2,870,247,397.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,565,422	$60,072,956	5,659,434	$125,108,333
Class C	100,635	2,297,252	213,415	4,614,160
Class R	211,789	4,972,301	425,207	9,467,744
Class Y	750,839	17,593,062	1,756,074	38,901,134
Class R5	332,362	7,822,598	1,174,298	26,722,188
Class R6	2,158,225	50,746,953	5,748,893	126,474,316
14
Invesco Growth and Income Fund

	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	8,027,369	$183,570,239	10,808,737	$239,055,612
Class C	80,818	1,800,907	114,144	2,463,568
Class R	183,729	4,214,094	228,998	5,077,959
Class Y	820,588	18,774,584	1,337,834	29,604,374
Class R5	636,865	14,603,347	881,827	19,557,838
Class R6	2,779,824	63,743,931	3,825,994	84,815,691
Automatic conversion of Class C shares to Class A shares:
Class A	115,310	2,711,998	233,978	5,219,473
Class C	(118,322)	(2,711,998)	(239,792)	(5,219,473)
Reacquired:
Class A	(7,988,161)	(187,071,429)	(16,406,685)	(362,430,680)
Class C	(97,909)	(2,231,438)	(201,054)	(4,332,611)
Class R	(260,686)	(6,109,054)	(504,169)	(11,176,855)
Class Y	(1,437,540)	(33,621,634)	(4,942,496)	(108,284,410)
Class R5	(1,100,182)	(25,936,677)	(4,548,825)	(104,274,554)
Class R6	(5,891,443)	(138,261,398)	(8,027,143)	(179,223,640)
Net increase (decrease) in share activity	1,869,532	$36,980,594	(2,461,331)	$(57,859,833)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Growth and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Growth and Income Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
VK-GRI-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Income Advantage U.S. Fund
Nasdaq:
A: SCAUX ■ C: SCCUX ■ R: SCRUX ■ Y: SCAYX ■ Investor: SCNUX ■ R5: SCIUX ■ R6: SLESX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–75.96%
Advertising–0.01%
Trade Desk, Inc. (The), Class A(b)	1,265	$30,132
Aerospace & Defense–1.94%
Axon Enterprise, Inc.(b)	203	110,107
Boeing Co. (The)(b)	2,130	484,639
General Dynamics Corp.	754	269,216
General Electric Co.	2,953	1,010,694
Howmet Aerospace, Inc.	1,101	289,046
L3Harris Technologies, Inc.	523	190,654
Lockheed Martin Corp.	649	427,094
Northrop Grumman Corp.	397	287,579
RTX Corp.	3,781	766,106
TransDigm Group, Inc.	151	196,721
		4,031,856
Agricultural & Farm Machinery–0.21%
Deere & Co.	700	440,797
Agricultural Products & Services–0.04%
Archer-Daniels-Midland Co.	1,339	92,445
Air Freight & Logistics–0.24%
FedEx Corp.	649	251,163
United Parcel Service, Inc., Class B	2,121	245,951
		497,114
Apparel Retail–0.33%
Ross Stores, Inc.	905	186,104
TJX Cos., Inc. (The)	3,140	507,613
		693,717
Apparel, Accessories & Luxury Goods–0.03%
lululemon athletica, Inc.(b)	314	58,143
Application Software–1.62%
Adobe, Inc.(b)	1,171	307,282
AppLovin Corp., Class A(b)	642	279,122
Autodesk, Inc.(b)	573	140,884
Cadence Design Systems, Inc.(b)	755	227,557
Circle Internet Group, Inc.(b)	310	25,866
Datadog, Inc., Class A(b)	882	98,749
Fair Isaac Corp.(b)	64	90,199
HubSpot, Inc.(b)	139	36,767
Intuit, Inc.	763	312,090
Palantir Technologies, Inc., Class A(b)	6,120	839,603
Roper Technologies, Inc.	301	105,269
Salesforce, Inc.	2,602	506,844
Strategy, Inc., Class A(b)(c)	783	101,398
Synopsys, Inc.(b)	514	212,796
Workday, Inc., Class A(b)	629	84,135
		3,368,561
Asset Management & Custody Banks–0.68%
Ameriprise Financial, Inc.	261	122,701
Bank of New York Mellon Corp. (The)	1,919	228,553
Shares		Value
Asset Management & Custody Banks–(continued)
BlackRock, Inc.	404	$429,545
Blackstone, Inc., Class A	2,052	232,635
KKR & Co., Inc., Class A	1,924	168,696
Northern Trust Corp.	539	77,126
State Street Corp.	780	100,324
T. Rowe Price Group, Inc.	637	60,279
		1,419,859
Automobile Manufacturers–1.76%
Ford Motor Co.	10,952	154,314
General Motors Co.	2,614	205,748
Tesla, Inc.(b)	8,168	3,287,701
		3,647,763
Automotive Retail–0.26%
AutoZone, Inc.(b)	48	180,268
Carvana Co.(b)	373	124,642
O’Reilly Automotive, Inc.(b)	2,424	227,565
		532,475
Biotechnology–1.40%
AbbVie, Inc.	4,955	1,149,957
Amgen, Inc.	1,508	585,345
BioNTech SE, ADR (Germany)(b)	670	73,854
Gilead Sciences, Inc.	3,475	517,601
Regeneron Pharmaceuticals, Inc.	284	221,994
Vertex Pharmaceuticals, Inc.(b)	711	353,246
		2,901,997
Broadline Retail–2.94%
Amazon.com, Inc.(b)	26,987	5,667,270
Coupang, Inc. (South Korea)(b)	3,531	67,372
eBay, Inc.	1,266	115,029
MercadoLibre, Inc. (Brazil)(b)	142	249,576
		6,099,247
Building Products–0.33%
Carrier Global Corp.	2,220	142,968
Johnson Controls International PLC	1,710	246,753
Trane Technologies PLC	621	287,101
		676,822
Cable & Satellite–0.19%
Charter Communications, Inc., Class A(b)	249	58,423
Comcast Corp., Class A	10,129	313,594
Versant Media Group, Inc.(b)	424	14,127
		386,144
Cargo Ground Transportation–0.05%
Old Dominion Freight Line, Inc.	500	101,525
Casinos & Gaming–0.07%
Flutter Entertainment PLC (Ireland)(b)	415	44,048
Las Vegas Sands Corp.	1,940	110,037
		154,085
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Income Advantage U.S. Fund

Shares		Value
Commodity Chemicals–0.03%
Dow, Inc.	1,767	$54,300
Communications Equipment–0.72%
Arista Networks, Inc.(b)	2,920	389,820
Cisco Systems, Inc.	11,061	878,907
Motorola Solutions, Inc.	465	224,251
		1,492,978
Construction & Engineering–0.11%
Quanta Services, Inc.	421	237,057
Construction Machinery & Heavy Transportation Equipment– 0.67%
Caterpillar, Inc.	1,311	973,850
Cummins, Inc.	385	224,790
PACCAR, Inc.	1,492	188,126
		1,386,766
Construction Materials–0.11%
Martin Marietta Materials, Inc.	163	110,281
Vulcan Materials Co.	370	114,700
		224,981
Consumer Electronics–0.06%
Garmin Ltd.	458	115,796
Consumer Finance–0.45%
American Express Co.	1,932	596,795
Capital One Financial Corp.	1,770	346,283
		943,078
Consumer Staples Merchandise Retail–1.47%
Costco Wholesale Corp.	1,241	1,254,390
Dollar General Corp.	600	93,744
Target Corp.	1,272	144,741
Walmart, Inc.	12,227	1,564,445
		3,057,320
Copper–0.16%
Freeport-McMoRan, Inc.	3,935	267,895
Southern Copper Corp. (Mexico)(c)	261	57,020
		324,915
Data Center REITs–0.21%
Digital Realty Trust, Inc.	925	163,910
Equinix, Inc.	270	263,050
		426,960
Distillers & Vintners–0.03%
Constellation Brands, Inc., Class A	429	67,722
Diversified Banks–2.56%
Bank of America Corp.	20,458	1,019,422
Citigroup, Inc.	5,006	551,611
Fifth Third Bancorp	2,510	124,170
JPMorgan Chase & Co.	7,611	2,285,584
NU Holdings Ltd., Class A (Brazil)(b)	9,893	148,197
PNC Financial Services Group, Inc. (The)	1,080	229,338
U.S. Bancorp	4,447	243,073
Wells Fargo & Co.	8,794	716,271
		5,317,666
Shares		Value
Diversified Financial Services–0.06%
Apollo Global Management, Inc.	1,245	$130,227
Diversified Support Services–0.14%
Cintas Corp.	960	193,085
Copart, Inc.(b)	2,520	95,987
		289,072
Electric Utilities–1.19%
American Electric Power Co., Inc.	1,498	200,462
Constellation Energy Corp.	869	286,666
Duke Energy Corp.	2,179	285,122
Edison International	1,078	80,570
Entergy Corp.	1,243	133,138
Eversource Energy	1,125	85,736
Exelon Corp.	2,834	140,198
FirstEnergy Corp.	1,619	82,828
NextEra Energy, Inc.	5,839	547,523
PG&E Corp.	6,137	116,603
PPL Corp.	2,073	80,805
Southern Co. (The)	3,086	300,515
Xcel Energy, Inc.	1,660	138,378
		2,478,544
Electrical Components & Equipment–0.58%
AMETEK, Inc.	658	157,407
Eaton Corp. PLC	1,088	409,001
Emerson Electric Co.	1,573	237,130
Rockwell Automation, Inc.	316	128,754
Vertiv Holdings Co., Class A	1,053	268,399
		1,200,691
Electronic Components–0.40%
Amphenol Corp., Class A	3,416	498,941
Corning, Inc.	2,184	328,430
		827,371
Electronic Equipment & Instruments–0.08%
Keysight Technologies, Inc.(b)	504	154,894
Electronic Manufacturing Services–0.09%
TE Connectivity PLC (Switzerland)	825	189,874
Environmental & Facilities Services–0.25%
Republic Services, Inc.	575	131,675
Waste Connections, Inc.	705	121,352
Waste Management, Inc.	1,122	270,222
		523,249
Fertilizers & Agricultural Chemicals–0.07%
Corteva, Inc.	1,894	151,747
Financial Exchanges & Data–0.73%
CME Group, Inc., Class A	1,007	321,736
Coinbase Global, Inc., Class A(b)(c)	638	112,192
Intercontinental Exchange, Inc.	1,589	260,803
Moody’s Corp.	489	233,541
MSCI, Inc.	204	116,653
Nasdaq, Inc.	1,220	106,848
S&P Global, Inc.	836	369,412
		1,521,185
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Income Advantage U.S. Fund

Shares		Value
Food Distributors–0.06%
Sysco Corp.	1,298	$118,326
Food Retail–0.06%
Kroger Co. (The)	1,844	125,835
Footwear–0.10%
NIKE, Inc., Class B	3,282	204,075
Gold–0.19%
Newmont Corp.	3,060	397,800
Health Care Distributors–0.33%
Cardinal Health, Inc.	665	152,438
Cencora, Inc.	534	198,723
McKesson Corp.	346	341,630
		692,791
Health Care Equipment–1.40%
Abbott Laboratories	4,847	563,948
Becton, Dickinson and Co.	817	144,184
Boston Scientific Corp.(b)	4,160	319,696
Dexcom, Inc.(b)	1,079	79,231
Edwards Lifesciences Corp.(b)	1,595	137,920
GE HealthCare Technologies, Inc.	1,236	104,158
IDEXX Laboratories, Inc.(b)	222	145,794
Intuitive Surgical, Inc.(b)	988	497,468
Medtronic PLC	3,594	350,990
ResMed, Inc.	428	109,679
STERIS PLC	259	65,359
Stryker Corp.	1,005	389,397
		2,907,824
Health Care Facilities–0.11%
HCA Healthcare, Inc.	444	235,187
Health Care REITs–0.24%
Ventas, Inc.	1,257	108,303
Welltower, Inc.	1,894	392,285
		500,588
Health Care Services–0.27%
Cigna Group (The)	747	216,496
CVS Health Corp.	3,558	284,284
Labcorp Holdings, Inc.	232	67,076
		567,856
Health Care Technology–0.04%
Veeva Systems, Inc., Class A(b)	404	73,532
Heavy Electrical Equipment–0.32%
GE Vernova, Inc.	761	664,810
Home Improvement Retail–0.71%
Home Depot, Inc. (The)	2,790	1,062,209
Lowe’s Cos., Inc.	1,567	414,581
		1,476,790
Homebuilding–0.09%
D.R. Horton, Inc.	730	117,085
Lennar Corp., Class A	644	73,648
		190,733
Shares		Value
Hotels, Resorts & Cruise Lines–0.57%
Airbnb, Inc., Class A(b)	1,169	$157,943
Booking Holdings, Inc.	90	381,541
Hilton Worldwide Holdings, Inc.	642	200,163
Marriott International, Inc., Class A	620	211,873
Royal Caribbean Cruises Ltd.	724	225,135
		1,176,655
Household Products–0.72%
Church & Dwight Co., Inc.	661	69,313
Colgate-Palmolive Co.	2,259	223,957
Kimberly-Clark Corp.	914	101,856
Procter & Gamble Co. (The)	6,552	1,095,494
		1,490,620
Human Resource & Employment Services–0.16%
Automatic Data Processing, Inc.	1,134	243,084
Paychex, Inc.	935	87,563
		330,647
Independent Power Producers & Energy Traders–0.08%
Vistra Corp.	940	163,457
Industrial Conglomerates–0.32%
3M Co.	1,489	246,161
Honeywell International, Inc.	1,756	427,744
		673,905
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	622	171,467
Linde PLC	1,304	662,536
		834,003
Industrial Machinery & Supplies & Components–0.49%
Dover Corp.	382	86,141
Fortive Corp.	992	58,727
Illinois Tool Works, Inc.	791	229,888
Ingersoll Rand, Inc.	1,127	106,096
Otis Worldwide Corp.	1,086	100,520
Parker-Hannifin Corp.	353	356,241
Xylem, Inc.	656	84,991
		1,022,604
Industrial REITs–0.18%
Prologis, Inc.	2,600	370,682
Insurance Brokers–0.34%
Aon PLC, Class A	597	200,275
Arthur J. Gallagher & Co.	714	162,935
Marsh & McLennan Cos., Inc.	1,393	260,129
Willis Towers Watson PLC	270	82,396
		705,735
Integrated Oil & Gas–1.44%
Chevron Corp.	5,621	1,049,778
Exxon Mobil Corp.	11,824	1,803,160
Occidental Petroleum Corp.	2,756	146,288
		2,999,226
Integrated Telecommunication Services–0.55%
AT&T, Inc.	19,873	556,642
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Income Advantage U.S. Fund

Shares		Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.	11,828	$593,056
		1,149,698
Interactive Home Entertainment–0.17%
Electronic Arts, Inc.	629	126,159
Roblox Corp., Class A(b)	1,675	115,005
Take-Two Interactive Software, Inc.(b)	480	101,510
		342,674
Interactive Media & Services–6.51%
Alphabet, Inc., Class A	30,658	9,557,938
Meta Platforms, Inc., Class A	6,103	3,955,843
		13,513,781
Internet Services & Infrastructure–0.18%
Cloudflare, Inc., Class A(b)	876	150,838
CoreWeave, Inc., Class A(b)(c)	889	70,729
Snowflake, Inc., Class A(b)	917	154,432
		375,999
Investment Banking & Brokerage–0.91%
Charles Schwab Corp. (The)	4,704	447,821
Goldman Sachs Group, Inc. (The)	837	719,460
Morgan Stanley	3,398	565,801
Robinhood Markets, Inc., Class A(b)	2,129	161,484
		1,894,566
IT Consulting & Other Services–0.54%
Accenture PLC, Class A	1,736	362,338
Cognizant Technology Solutions Corp., Class A	1,349	86,916
Gartner, Inc.(b)	207	32,541
International Business Machines Corp.	2,620	629,350
		1,111,145
Life & Health Insurance–0.18%
Aflac, Inc.	1,316	148,616
MetLife, Inc.	1,845	132,969
Prudential Financial, Inc.	963	94,740
		376,325
Life Sciences Tools & Services–0.61%
Agilent Technologies, Inc.	739	89,700
Danaher Corp.	1,788	376,624
IQVIA Holdings, Inc.(b)	465	83,147
Mettler-Toledo International, Inc.(b)	56	76,534
Thermo Fisher Scientific, Inc.	1,052	548,208
Waters Corp.(b)	277	88,468
		1,262,681
Managed Health Care–0.52%
Centene Corp.(b)	1,374	61,665
Elevance Health, Inc.	632	202,240
Humana, Inc.	348	66,308
UnitedHealth Group, Inc.	2,521	739,334
		1,069,547
Movies & Entertainment–0.93%
Liberty Media Corp.-Liberty Formula One(b)	824	75,470
Netflix, Inc.(b)	11,819	1,137,461
Walt Disney Co. (The)	5,061	536,668
Shares		Value
Movies & Entertainment–(continued)
Warner Bros. Discovery, Inc.(b)	6,585	$185,500
		1,935,099
Multi-Family Residential REITs–0.07%
AvalonBay Communities, Inc.	424	75,145
Equity Residential	1,037	65,549
		140,694
Multi-line Insurance–0.06%
American International Group, Inc.	1,511	121,620
Multi-Sector Holdings–1.29%
Berkshire Hathaway, Inc., Class B(b)	5,285	2,668,661
Multi-Utilities–0.44%
Ameren Corp.	749	84,847
CMS Energy Corp.	852	66,516
Consolidated Edison, Inc.	1,011	113,758
Dominion Energy, Inc.	2,311	145,916
DTE Energy Co.	610	90,426
Public Service Enterprise Group, Inc.	1,465	126,092
Sempra	1,756	169,050
WEC Energy Group, Inc.	936	109,475
		906,080
Oil & Gas Equipment & Services–0.19%
Baker Hughes Co., Class A	2,766	180,509
SLB Ltd.	4,185	214,858
		395,367
Oil & Gas Exploration & Production–0.36%
ConocoPhillips	3,477	394,500
Devon Energy Corp.	1,653	71,955
Diamondback Energy, Inc.	491	85,473
EOG Resources, Inc.	1,519	188,478
		740,406
Oil & Gas Refining & Marketing–0.25%
Marathon Petroleum Corp.	841	166,695
Phillips 66	1,129	174,238
Valero Energy Corp.	864	176,809
		517,742
Oil & Gas Storage & Transportation–0.35%
Cheniere Energy, Inc.	600	141,438
Kinder Morgan, Inc.	5,446	181,188
ONEOK, Inc.	1,705	141,123
Williams Cos., Inc. (The)	3,412	254,945
		718,694
Other Specialized REITs–0.04%
VICI Properties, Inc.	2,992	90,388
Packaged Foods & Meats–0.25%
General Mills, Inc.	1,491	67,438
Hershey Co. (The)	392	92,622
Kraft Heinz Co. (The)	3,337	82,123
McCormick & Co., Inc.	667	47,384
Mondelez International, Inc., Class A	3,569	219,779
		509,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Income Advantage U.S. Fund

Shares		Value
Passenger Airlines–0.01%
Delta Air Lines, Inc.	458	$30,091
Passenger Ground Transportation–0.20%
Uber Technologies, Inc.(b)	5,604	422,654
Personal Care Products–0.05%
Kenvue, Inc.	5,232	100,036
Pharmaceuticals–2.89%
Bristol-Myers Squibb Co.	5,704	355,758
Eli Lilly and Co.	2,384	2,507,944
Johnson & Johnson	6,753	1,677,648
Merck & Co., Inc.	6,959	861,663
Pfizer, Inc.	15,943	440,824
Zoetis, Inc.	1,226	160,729
		6,004,566
Property & Casualty Insurance–0.66%
Allstate Corp. (The)	731	156,814
Arch Capital Group Ltd.(b)	982	98,347
Chubb Ltd.	1,100	374,946
Hartford Insurance Group, Inc. (The)	780	109,848
Markel Group, Inc.(b)	37	76,682
Progressive Corp. (The)	1,641	350,616
Travelers Cos., Inc. (The)	624	192,591
		1,359,844
Rail Transportation–0.42%
CSX Corp.	5,217	222,714
Norfolk Southern Corp.	684	215,282
Union Pacific Corp.	1,662	440,397
		878,393
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	851	125,659
CoStar Group, Inc.(b)	1,045	46,638
		172,297
Regional Banks–0.16%
M&T Bank Corp.	430	93,301
Regions Financial Corp.	2,556	71,134
Truist Financial Corp.	3,585	176,776
		341,211
Research & Consulting Services–0.07%
Equifax, Inc.	319	66,658
Verisk Analytics, Inc.	390	80,953
		147,611
Restaurants–0.69%
Chipotle Mexican Grill, Inc.(b)	3,511	130,679
DoorDash, Inc., Class A(b)	980	172,941
McDonald’s Corp.	1,997	681,097
Starbucks Corp.	3,185	312,194
Yum! Brands, Inc.	778	130,828
		1,427,739
Retail REITs–0.17%
Realty Income Corp.	2,578	172,726
Simon Property Group, Inc.	907	184,892
		357,618
Shares		Value
Self-Storage REITs–0.12%
Extra Space Storage, Inc.	585	$88,352
Public Storage	498	152,916
		241,268
Semiconductor Materials & Equipment–1.07%
Applied Materials, Inc.	2,227	829,112
KLA Corp.	368	561,034
Lam Research Corp.	3,514	821,890
		2,212,036
Semiconductors–9.84%
Advanced Micro Devices, Inc.(b)	4,547	910,355
Analog Devices, Inc.	1,362	484,586
Broadcom, Inc.	13,011	4,157,665
GLOBALFOUNDRIES, Inc.(b)(c)	221	10,509
Intel Corp.(b)	11,915	543,443
Marvell Technology, Inc.	2,408	196,710
Microchip Technology, Inc.	1,484	110,766
Micron Technology, Inc.	3,141	1,295,254
Monolithic Power Systems, Inc.	125	142,842
NVIDIA Corp.	65,531	11,611,438
QUALCOMM, Inc.	3,003	427,507
Texas Instruments, Inc.	2,546	540,032
		20,431,107
Soft Drinks & Non-alcoholic Beverages–0.92%
Coca-Cola Co. (The)	11,990	977,905
Keurig Dr Pepper, Inc.	3,622	109,674
Monster Beverage Corp.(b)	1,951	166,420
PepsiCo, Inc.	3,845	652,650
		1,906,649
Specialty Chemicals–0.29%
DuPont de Nemours, Inc.	1,172	58,647
Ecolab, Inc.	712	219,545
PPG Industries, Inc.	655	80,742
Sherwin-Williams Co. (The)	692	250,912
		609,846
Steel–0.05%
Nucor Corp.	638	112,849
Systems Software–4.72%
CrowdStrike Holdings, Inc., Class A(b)	681	253,318
Fortinet, Inc.(b)	1,697	134,114
Microsoft Corp.	20,580	8,082,589
Oracle Corp.	4,731	687,887
Palo Alto Networks, Inc.(b)	2,256	335,964
ServiceNow, Inc.(b)	2,907	313,985
		9,807,857
Technology Distributors–0.02%
CDW Corp.	362	44,396
Technology Hardware, Storage & Peripherals–5.46%
Apple, Inc.	41,494	10,961,885
Dell Technologies, Inc., Class C	884	130,903
Hewlett Packard Enterprise Co.	3,883	83,368
HP, Inc.	2,625	49,849
NetApp, Inc.	612	60,606
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Income Advantage U.S. Fund

Shares		Value
Technology Hardware, Storage & Peripherals–(continued)
Super Micro Computer, Inc.(b)(c)	1,417	$45,896
		11,332,507
Telecom Tower REITs–0.20%
American Tower Corp.	1,311	251,528
Crown Castle, Inc.	1,205	107,896
SBA Communications Corp., Class A	302	60,750
		420,174
Tobacco–0.55%
Altria Group, Inc.	4,706	324,902
Philip Morris International, Inc.	4,362	814,953
		1,139,855
Trading Companies & Distributors–0.28%
Fastenal Co.	3,111	143,230
Ferguson Enterprises, Inc.	566	147,590
United Rentals, Inc.	178	149,520
W.W. Grainger, Inc.	120	137,368
		577,708
Transaction & Payment Processing Services–1.57%
Block, Inc., Class A(b)	1,493	95,104
Corpay, Inc.(b)	188	61,119
Fidelity National Information Services, Inc.	1,452	73,994
Fiserv, Inc.(b)	1,497	93,248
Mastercard, Inc., Class A	2,498	1,291,990
PayPal Holdings, Inc.	2,623	121,209
Visa, Inc., Class A	4,726	1,512,982
		3,249,646
Water Utilities–0.04%
American Water Works Co., Inc.	542	73,728
Wireless Telecommunication Services–0.14%
T-Mobile US, Inc.	1,366	296,545
Total Common Stocks & Other Equity Interests (Cost $98,403,586)		157,711,500
Principal Amount
Equity Linked Notes–5.62%
Diversified Banks–5.02%
Bank of America Corp. (S&P 500 INDEX), 131.66%, 03/09/2026(d)	$1,017,000	1,045,669
Barclays Bank PLC (S&P 500 INDEX) (United Kingdom),
126.00%, 03/02/2026(d)	970,000	983,580
120.00%, 03/12/2026(d)	1,066,000	1,053,186
BNP Paribas S.A. (S&P 500 INDEX) (France), 141.02%, 03/16/2026(d)	568,000	571,159
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc. (S&P 500 INDEX),
107.23%, 03/05/2026(d)	$727,000	$721,752
122.65%, 03/23/2026(d)	593,000	597,666
Mizuho Financial Group, Inc. (S&P 500 INDEX) (Japan),
130.80%, 03/18/2026(d)	459,000	460,906
139.20%, 03/19/2026(d)	423,000	433,356
Royal Bank of Canada (S&P 500 INDEX) (Canada),
121.43%, 03/04/2026(d)	994,000	1,014,116
131.96%, 04/01/2026(d)	1,035,000	1,035,000
Societe Generale S.A. (S&P 500 INDEX) (France), 134.03%, 03/26/2026(d)	1,016,000	1,020,187
Wells Fargo Bank N.A. (S&P 500 INDEX),
125.82%, 03/11/2026(d)	488,000	493,757
131.65%, 03/30/2026(d)	985,000	988,487
		10,418,821
Diversified Capital Markets–0.60%
UBS Group AG (S&P 500 INDEX) (Switzerland), 132.61%, 03/25/2026(d)	1,234,000	1,241,474
Total Equity Linked Notes (Cost $11,575,000)		11,660,295
Shares
Money Market Funds–19.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f)	13,927,653	13,927,653
Invesco Treasury Portfolio, Institutional Class, 3.56%(e)(f)	25,692,478	25,692,478
Total Money Market Funds (Cost $39,620,131)		39,620,131
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.66% (Cost $149,598,717)		208,991,926
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.16%
Invesco Private Government Fund, 3.64%(e)(f)(g)	91,900	91,900
Invesco Private Prime Fund, 3.81%(e)(f)(g)	238,260	238,332
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $330,232)		330,232
TOTAL INVESTMENTS IN SECURITIES–100.82% (Cost $149,928,949)		209,322,158
OTHER ASSETS LESS LIABILITIES—(0.82)%		(1,693,638)
NET ASSETS–100.00%		$207,628,520
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Income Advantage U.S. Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $11,660,295, which represented 5.62% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,072,745	$6,859,855	$(6,004,947)	$-	$-	$13,927,653	$266,759
Invesco Treasury Portfolio, Institutional Class	24,104,793	12,739,729	(11,152,044)	-	-	25,692,478	485,655
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,449,773	6,968,546	(8,326,419)	-	-	91,900	7,592*
Invesco Private Prime Fund	3,755,319	15,134,779	(18,651,480)	(222)	(64)	238,332	20,870*
Total	$42,382,630	$41,702,909	$(44,134,890)	$(222)	$(64)	$39,950,363	$780,876

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Income Advantage U.S. Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $109,978,586)*	$169,371,795
Investments in affiliated money market funds, at value (Cost $39,950,363)	39,950,363
Cash	1,234,443
Receivable for:
Fund shares sold	8,107
Dividends	254,260
Interest	556,193
Investment for trustee deferred compensation and retirement plans	143,112
Other assets	50,503
Total assets	211,568,776
Liabilities:
Payable for:
Investments purchased	3,254,000
Fund shares reacquired	81,961
Collateral upon return of securities loaned	330,232
Accrued fees to affiliates	81,559
Accrued trustees’ and officers’ fees and benefits	1,897
Accrued other operating expenses	44,635
Trustee deferred compensation and retirement plans	145,972
Total liabilities	3,940,256
Net assets applicable to shares outstanding	$207,628,520
Net assets consist of:
Shares of beneficial interest	$181,536,548
Distributable earnings	26,091,972
$207,628,520
Net Assets:
Class A	$153,308,048
Class C	$2,548,976
Class R	$1,114,860
Class Y	$14,978,939
Investor Class	$33,641,978
Class R5	$62,317
Class R6	$1,973,402
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,610,494
Class C	213,585
Class R	92,183
Class Y	1,226,671
Investor Class	2,757,074
Class R5	5,104
Class R6	161,538
Class A:
Net asset value per share	$12.16
Maximum offering price per share (Net asset value of $12.16 ÷ 94.50%)	$12.87
Class C:
Net asset value and offering price per share	$11.93
Class R:
Net asset value and offering price per share	$12.09
Class Y:
Net asset value and offering price per share	$12.21
Investor Class:
Net asset value and offering price per share	$12.20
Class R5:
Net asset value and offering price per share	$12.21
Class R6:
Net asset value and offering price per share	$12.22

*	At February 28, 2026, securities with an aggregate value of $317,377 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Income Advantage U.S. Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest	$6,097,742
Dividends (net of foreign withholding taxes of $78)	949,505
Dividends from affiliated money market funds (includes net securities lending income of $1,423)	753,837
Total investment income	7,801,084
Expenses:
Advisory fees	612,089
Administrative services fees	14,087
Custodian fees	4,307
Distribution fees:
Class A	187,499
Class C	13,366
Class R	2,951
Investor Class	41,590
Transfer agent fees — A, C, R, Y and Investor	126,582
Transfer agent fees — R5	42
Transfer agent fees — R6	273
Trustees’ and officers’ fees and benefits	11,135
Registration and filing fees	46,294
Reports to shareholders	14,043
Professional services fees	29,255
Other	8,112
Total expenses	1,111,625
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(27,147)
Net expenses	1,084,478
Net investment income	6,716,606
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	102,567
Affiliated investment securities	(64)
Foreign currencies	40
102,543
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,732,831
Affiliated investment securities	(222)
6,732,609
Net realized and unrealized gain	6,835,152
Net increase in net assets resulting from operations	$13,551,758
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Income Advantage U.S. Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$6,716,606	$11,943,315
Net realized gain	102,543	1,448,280
Change in net unrealized appreciation	6,732,609	11,044,368
Net increase in net assets resulting from operations	13,551,758	24,435,963
Distributions to shareholders from distributable earnings:
Class A	(4,738,206)	(8,796,055)
Class C	(73,978)	(140,985)
Class R	(35,497)	(62,966)
Class Y	(488,590)	(795,358)
Investor Class	(1,049,510)	(2,058,020)
Class R5	(3,739)	(7,223)
Class R6	(62,908)	(66,191)
Total distributions from distributable earnings	(6,452,428)	(11,926,798)
Share transactions–net:
Class A	2,094,314	(3,254,300)
Class C	(175,289)	(141,077)
Class R	(117,551)	140,472
Class Y	(67,736)	3,864,978
Investor Class	(164,008)	(3,601,705)
Class R5	(60,606)	6,793
Class R6	(41,101)	(32,911,304)
Net increase (decrease) in net assets resulting from share transactions	1,468,023	(35,896,143)
Net increase (decrease) in net assets	8,567,353	(23,386,978)
Net assets:
Beginning of period	199,061,167	222,448,145
End of period	$207,628,520	$199,061,167
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Income Advantage U.S. Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$11.74	$0.39	$0.41	$0.80	$(0.38)	$—	$(0.38)	$12.16	6.89%	$153,308	1.07%(d)	1.10%(d)	6.58%(d)	7%
Year ended 08/31/25	10.97	0.70	0.77	1.47	(0.70)	—	(0.70)	11.74	13.93	146,023	1.08	1.11	6.26	34
Year ended 08/31/24	9.90	0.67	1.09	1.76	(0.69)	—	(0.69)	10.97	18.49	139,696	1.09	1.14	6.49	54
Year ended 08/31/23	9.46	0.65	0.44	1.09	(0.65)	—	(0.65)	9.90	12.08	129,132	1.04	1.14	6.93	46
Year ended 08/31/22	12.29	0.59	(1.64)	(1.05)	(0.59)	(1.19)	(1.78)	9.46	(9.88)	125,096	1.05	1.14	5.52	44
Year ended 08/31/21	10.24	0.13	2.07	2.20	(0.15)	—	(0.15)	12.29	21.70	150,436	1.16	1.17	1.15	143
Class C
Six months ended 02/28/26	11.53	0.34	0.39	0.73	(0.33)	—	(0.33)	11.93	6.38	2,549	1.82 (d)	1.85 (d)	5.83 (d)	7
Year ended 08/31/25	10.77	0.60	0.77	1.37	(0.61)	—	(0.61)	11.53	13.12	2,627	1.83	1.86	5.51	34
Year ended 08/31/24	9.72	0.58	1.07	1.65	(0.60)	—	(0.60)	10.77	17.61	2,599	1.84	1.89	5.74	54
Year ended 08/31/23	9.29	0.57	0.43	1.00	(0.57)	—	(0.57)	9.72	11.22	2,704	1.79	1.89	6.18	46
Year ended 08/31/22	12.07	0.51	(1.61)	(1.10)	(0.49)	(1.19)	(1.68)	9.29	(10.51)	2,942	1.80	1.89	4.77	44
Year ended 08/31/21	10.06	0.04	2.04	2.08	(0.07)	—	(0.07)	12.07	20.74	3,748	1.91	1.92	0.40	143
Class R
Six months ended 02/28/26	11.68	0.38	0.39	0.77	(0.36)	—	(0.36)	12.09	6.69	1,115	1.32 (d)	1.35 (d)	6.33 (d)	7
Year ended 08/31/25	10.91	0.67	0.77	1.44	(0.67)	—	(0.67)	11.68	13.69	1,189	1.33	1.36	6.01	34
Year ended 08/31/24	9.85	0.64	1.08	1.72	(0.66)	—	(0.66)	10.91	18.15	972	1.34	1.39	6.24	54
Year ended 08/31/23	9.41	0.63	0.43	1.06	(0.62)	—	(0.62)	9.85	11.83	656	1.29	1.39	6.68	46
Year ended 08/31/22	12.23	0.57	(1.64)	(1.07)	(0.56)	(1.19)	(1.75)	9.41	(10.13)	492	1.30	1.39	5.27	44
Year ended 08/31/21	10.19	0.10	2.06	2.16	(0.12)	—	(0.12)	12.23	21.39	691	1.41	1.42	0.90	143
Class Y
Six months ended 02/28/26	11.79	0.41	0.41	0.82	(0.40)	—	(0.40)	12.21	7.01	14,979	0.82 (d)	0.85 (d)	6.83 (d)	7
Year ended 08/31/25	11.02	0.73	0.77	1.50	(0.73)	—	(0.73)	11.79	14.18	14,519	0.83	0.86	6.51	34
Year ended 08/31/24	9.94	0.70	1.10	1.80	(0.72)	—	(0.72)	11.02	18.85	9,775	0.84	0.89	6.74	54
Year ended 08/31/23	9.51	0.68	0.42	1.10	(0.67)	—	(0.67)	9.94	12.22	8,856	0.79	0.89	7.18	46
Year ended 08/31/22	12.35	0.62	(1.64)	(1.02)	(0.63)	(1.19)	(1.82)	9.51	(9.61)	8,271	0.80	0.89	5.77	44
Year ended 08/31/21	10.29	0.15	2.08	2.23	(0.17)	—	(0.17)	12.35	22.00	8,370	0.91	0.92	1.40	143
Investor Class
Six months ended 02/28/26	11.79	0.40	0.39	0.79	(0.38)	—	(0.38)	12.20	6.79	33,642	1.07 (d)	1.10 (d)	6.58 (d)	7
Year ended 08/31/25	11.01	0.70	0.78	1.48	(0.70)	—	(0.70)	11.79	14.00	32,638	1.08	1.11	6.26	34
Year ended 08/31/24	9.93	0.67	1.10	1.77	(0.69)	—	(0.69)	11.01	18.56	34,158	1.09	1.14	6.49	54
Year ended 08/31/23	9.50	0.66	0.42	1.08	(0.65)	—	(0.65)	9.93	11.95	33,187	1.04	1.14	6.93	46
Year ended 08/31/22	12.33	0.60	(1.64)	(1.04)	(0.60)	(1.19)	(1.79)	9.50	(9.82)	30,152	1.05	1.14	5.52	44
Year ended 08/31/21	10.28	0.13	2.07	2.20	(0.15)	—	(0.15)	12.33	21.61	36,982	1.16	1.17	1.15	143
Class R5
Six months ended 02/28/26	11.80	0.42	0.39	0.81	(0.40)	—	(0.40)	12.21	6.95	62	0.77 (d)	0.79 (d)	6.88 (d)	7
Year ended 08/31/25	11.02	0.73	0.79	1.52	(0.74)	—	(0.74)	11.80	14.35	118	0.81	0.83	6.53	34
Year ended 08/31/24	9.95	0.67	1.13	1.80	(0.73)	—	(0.73)	11.02	18.83	106	0.76	0.78	6.82	54
Year ended 08/31/23	9.52	0.69	0.42	1.11	(0.68)	—	(0.68)	9.95	12.27	11,550	0.75	0.77	7.22	46
Year ended 08/31/22	12.36	0.63	(1.64)	(1.01)	(0.64)	(1.19)	(1.83)	9.52	(9.55)	10,393	0.76	0.77	5.81	44
Year ended 08/31/21	10.30	0.18	2.08	2.26	(0.20)	—	(0.20)	12.36	22.23	11,702	0.72	0.72	1.59	143
Class R6
Six months ended 02/28/26	11.79	0.42	0.41	0.83	(0.40)	—	(0.40)	12.22	7.15	1,973	0.73 (d)	0.75 (d)	6.92 (d)	7
Year ended 08/31/25	11.01	0.73	0.79	1.52	(0.74)	—	(0.74)	11.79	14.39	1,945	0.74	0.76	6.60	34
Year ended 08/31/24	9.95	0.73	1.06	1.79	(0.73)	—	(0.73)	11.01	18.72	35,143	0.76	0.78	6.82	54
Year ended 08/31/23	9.51	0.69	0.43	1.12	(0.68)	—	(0.68)	9.95	12.39	49	0.75	0.77	7.22	46
Year ended 08/31/22	12.36	0.63	(1.65)	(1.02)	(0.64)	(1.19)	(1.83)	9.51	(9.64)	29	0.75	0.77	5.82	44
Year ended 08/31/21	10.30	0.17	2.09	2.26	(0.20)	—	(0.20)	12.36	22.23	37	0.72	0.72	1.59	143

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Income Advantage U.S. Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Income Advantage U.S. Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is income and long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Equity-linked notes are valued using an independent pricing service provider whose calculations are based on various data points that are included in the trade terms.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for
13
Invesco Income Advantage U.S. Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, the Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities
14
Invesco Income Advantage U.S. Fund

and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities directly.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.600%
Next $250 million	0.575%
Next $500 million	0.550%
Next $1.5 billion	0.525%
Next $2.5 billion	0.500%
Next $2.5 billion	0.475%
Next $2.5 billion	0.450%
Over $10 billion	0.425%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.60%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $20,503.
15
Invesco Income Advantage U.S. Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares, and 0.25% of the average daily net assets of Investor Class shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $5,894 in front-end sales commissions from the sale of Class A shares and $105 and $16 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2026, the Fund incurred $141 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$157,711,500	$—	$—	$157,711,500
Equity Linked Notes	—	11,660,295	—	11,660,295
Money Market Funds	39,620,131	330,232	—	39,950,363
Total Investments	$197,331,631	$11,990,527	$—	$209,322,158
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,644.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
16
Invesco Income Advantage U.S. Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$32,731,736	$—	$32,731,736
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $10,607,419 and $14,745,205, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$60,504,946
Aggregate unrealized (depreciation) of investments	(2,399,079)
Net unrealized appreciation of investments	$58,105,867
Cost of investments for tax purposes is $151,216,291.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	554,080	$6,722,395	519,380	$5,834,053
Class C	29,799	353,472	37,976	419,306
Class R	20,066	242,114	20,876	228,882
Class Y	119,001	1,443,385	827,804	9,198,761
Investor Class	9,478	115,235	49,996	561,979
Class R5	870	10,589	4,542	52,019
Class R6	5,639	69,134	148,110	1,626,256
Issued as reinvestment of dividends:
Class A	351,698	4,223,825	706,504	7,905,889
Class C	5,607	66,139	11,885	130,545
Class R	2,971	35,486	5,649	62,933
Class Y	20,764	250,440	49,127	550,492
Investor Class	83,685	1,008,645	177,301	1,992,001
Class R5	124	1,499	205	2,311
Class R6	5,148	62,117	5,870	65,489
Automatic conversion of Class C shares to Class A shares:
Class A	12,350	150,503	27,330	300,930
Class C	(12,578)	(150,503)	(27,830)	(300,930)
17
Invesco Income Advantage U.S. Fund

Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(743,364)	$(9,002,409)	(1,555,091)	$(17,295,172)
Class C	(37,174)	(444,397)	(35,431)	(389,998)
Class R	(32,607)	(395,151)	(13,895)	(151,343)
Class Y	(144,142)	(1,761,561)	(533,022)	(5,884,275)
Investor Class	(105,429)	(1,287,888)	(560,411)	(6,155,685)
Class R5	(5,933)	(72,694)	(4,303)	(47,537)
Class R6	(14,189)	(172,352)	(3,179,803)	(34,603,049)
Net increase (decrease) in share activity	125,864	$1,468,023	(3,317,231)	$(35,896,143)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco Income Advantage U.S. Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco Income Advantage U.S. Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
LVEY-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco NASDAQ 100 Index Fund
Nasdaq:
R6: IVNQX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.32%
Aerospace & Defense–0.23%
Axon Enterprise, Inc.(b)	894	$484,906
Apparel Retail–0.35%
Ross Stores, Inc.	3,643	749,147
Application Software–5.41%
Adobe, Inc.(b)	4,693	1,231,490
AppLovin Corp., Class A(b)	3,476	1,511,260
Atlassian Corp., Class A(b)	1,904	143,047
Autodesk, Inc.(b)	2,379	584,925
Cadence Design Systems, Inc.(b)	3,037	915,352
Datadog, Inc., Class A(b)	3,688	412,908
Intuit, Inc.	3,130	1,280,264
Palantir Technologies, Inc., Class A(b)	25,578	3,509,046
Roper Technologies, Inc.	1,220	426,671
Strategy, Inc., Class A(b)(c)	3,034	392,903
Synopsys, Inc.(b)	2,072	857,808
Workday, Inc., Class A(b)	2,414	322,897
		11,588,571
Automobile Manufacturers–3.81%
Tesla, Inc.(b)	20,278	8,162,098
Automotive Retail–0.42%
O’Reilly Automotive, Inc.(b)	9,469	888,950
Biotechnology–3.55%
Alnylam Pharmaceuticals, Inc.(b)	1,496	498,048
Amgen, Inc.	6,038	2,343,710
Gilead Sciences, Inc.	13,920	2,073,384
Insmed, Inc.(b)	2,417	360,931
Regeneron Pharmaceuticals, Inc.	1,162	908,300
Vertex Pharmaceuticals, Inc.(b)	2,848	1,414,972
		7,599,345
Broadline Retail–5.09%
Amazon.com, Inc.(b)	43,462	9,127,020
MercadoLibre, Inc. (Brazil)(b)	569	1,000,063
PDD Holdings, Inc., ADR (China)(b)	7,453	773,100
		10,900,183
Cable & Satellite–0.75%
Charter Communications, Inc., Class A(b)	1,466	343,967
Comcast Corp., Class A	40,553	1,255,521
		1,599,488
Cargo Ground Transportation–0.23%
Old Dominion Freight Line, Inc.	2,370	481,228
Communications Equipment–1.64%
Cisco Systems, Inc.	44,246	3,515,787
Construction & Engineering–0.29%
Ferrovial SE(c)	8,314	618,395
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 0.35%
PACCAR, Inc.	5,900	$743,931
Consumer Staples Merchandise Retail–5.63%
Costco Wholesale Corp.	4,974	5,027,670
Walmart, Inc.	54,834	7,016,010
		12,043,680
Diversified Support Services–0.62%
Cintas Corp.	4,484	901,867
Copart, Inc.(b)	10,970	417,847
		1,319,714
Electric Utilities–1.52%
American Electric Power Co., Inc.	5,990	801,582
Constellation Energy Corp.	4,049	1,335,684
Exelon Corp.	11,448	566,333
Xcel Energy, Inc.	6,703	558,762
		3,262,361
Health Care Equipment–1.57%
Dexcom, Inc.(b)	4,420	324,560
GE HealthCare Technologies, Inc.	5,162	435,002
IDEXX Laboratories, Inc.(b)	904	593,684
Intuitive Surgical, Inc.(b)	3,975	2,001,452
		3,354,698
Hotels, Resorts & Cruise Lines–1.50%
Airbnb, Inc., Class A(b)	4,837	653,527
Booking Holdings, Inc.	361	1,530,405
Marriott International, Inc., Class A	3,008	1,027,924
		3,211,856
Human Resource & Employment Services–0.63%
Automatic Data Processing, Inc.	4,542	973,623
Paychex, Inc.	4,079	381,998
		1,355,621
Industrial Conglomerates–0.81%
Honeywell International, Inc.	7,122	1,734,848
Industrial Gases–1.24%
Linde PLC	5,237	2,660,815
Interactive Home Entertainment–0.47%
Electronic Arts, Inc.	2,834	568,415
Take-Two Interactive Software, Inc.(b)	2,094	442,839
		1,011,254
Interactive Media & Services–10.26%
Alphabet, Inc., Class A	23,655	7,374,683
Alphabet, Inc., Class C	21,979	6,844,920
Meta Platforms, Inc., Class A	11,938	7,737,973
		21,957,576
Internet Services & Infrastructure–0.77%
Shopify, Inc., Class A (Canada)(b)	13,724	1,656,899
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco NASDAQ 100 Index Fund

Shares		Value
IT Consulting & Other Services–0.16%
Cognizant Technology Solutions Corp., Class A	5,469	$352,368
Movies & Entertainment–2.50%
Netflix, Inc.(b)	47,478	4,569,283
Warner Bros. Discovery, Inc.(b)	27,649	778,872
		5,348,155
Oil & Gas Equipment & Services–0.34%
Baker Hughes Co., Class A	11,073	722,624
Oil & Gas Exploration & Production–0.26%
Diamondback Energy, Inc.	3,247	565,238
Packaged Foods & Meats–0.57%
Kraft Heinz Co. (The)	13,413	330,094
Mondelez International, Inc., Class A	14,398	886,629
		1,216,723
Rail Transportation–0.41%
CSX Corp.	20,778	887,013
Real Estate Services–0.10%
CoStar Group, Inc.(b)	4,803	214,358
Research & Consulting Services–0.38%
Thomson Reuters Corp. (Canada)(c)	5,041	486,003
Verisk Analytics, Inc.	1,579	327,753
		813,756
Restaurants–0.96%
DoorDash, Inc., Class A(b)	4,559	804,526
Starbucks Corp.	12,688	1,243,678
		2,048,204
Semiconductor Materials & Equipment–4.81%
Applied Materials, Inc.	8,926	3,323,150
ASML Holding N.V., New York Shares (Netherlands)	988	1,433,153
KLA Corp.	1,472	2,244,138
Lam Research Corp.	14,092	3,295,978
		10,296,419
Semiconductors–20.30%
Advanced Micro Devices, Inc.(b)	18,228	3,649,428
Analog Devices, Inc.	5,486	1,951,864
ARM Holdings PLC, ADR(b)(c)	1,567	199,714
Broadcom, Inc.	19,173	6,126,732
Intel Corp.(b)	53,443	2,437,535
Marvell Technology, Inc.	9,619	785,776
Microchip Technology, Inc.	6,125	457,170
Micron Technology, Inc.	12,653	5,217,718
Monolithic Power Systems, Inc.	543	620,508
NVIDIA Corp.	98,747	17,496,981
NXP Semiconductors N.V. (Netherlands)	2,827	641,757
QUALCOMM, Inc.	12,003	1,708,747
Texas Instruments, Inc.	10,197	2,162,886
		43,456,816
Shares		Value
Soft Drinks & Non-alcoholic Beverages–2.14%
Coca-Cola Europacific Partners PLC (United Kingdom)	5,192	$573,352
Keurig Dr Pepper, Inc.	15,395	466,161
Monster Beverage Corp.(b)	10,962	935,059
PepsiCo, Inc.	15,329	2,601,944
		4,576,516
Systems Software–7.10%
CrowdStrike Holdings, Inc., Class A(b)	2,822	1,049,728
Fortinet, Inc.(b)	8,335	658,715
Microsoft Corp.	30,196	11,859,177
Palo Alto Networks, Inc.(b)	9,174	1,366,192
Zscaler, Inc.(b)	1,807	265,611
		15,199,423
Technology Hardware, Storage & Peripherals–8.37%
Apple, Inc.(d)	60,076	15,870,878
Seagate Technology Holdings PLC	2,395	976,777
Western Digital Corp.	3,815	1,067,055
		17,914,710
Trading Companies & Distributors–0.28%
Fastenal Co.	13,010	598,980
Transaction & Payment Processing Services–0.23%
PayPal Holdings, Inc.	10,603	489,965
Wireless Telecommunication Services–1.27%
T-Mobile US, Inc.	12,537	2,721,657
Total Common Stocks & Other Equity Interests (Cost $154,719,160)		208,324,276
Money Market Funds–3.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(e)(f)	2,325,267	2,325,267
Invesco Treasury Portfolio, Institutional Class, 3.56%(e)(f)	4,318,340	4,318,340
Total Money Market Funds (Cost $6,643,607)		6,643,607
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.42% (Cost $161,362,767)		214,967,883
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.81%
Invesco Private Government Fund, 3.64%(e)(f)(g)	482,015	482,015
Invesco Private Prime Fund, 3.81%(e)(f)(g)	1,250,529	1,250,904
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,732,919)		1,732,919
TOTAL INVESTMENTS IN SECURITIES–101.23% (Cost $163,095,686)		216,700,802
OTHER ASSETS LESS LIABILITIES—(1.23)%		(2,632,804)
NET ASSETS–100.00%		$214,067,998
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,547,536	$9,413,499	$(8,635,768)	$-	$-	$2,325,267	$38,527
Invesco Treasury Portfolio, Institutional Class	2,873,984	17,482,211	(16,037,855)	-	-	4,318,340	70,616
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	805,300	10,595,243	(10,918,528)	-	-	482,015	6,530*
Invesco Private Prime Fund	2,093,319	22,106,498	(22,948,756)	(102)	(55)	1,250,904	18,438*
Total	$7,320,139	$59,597,451	$(58,540,907)	$(102)	$(55)	$8,376,526	$134,111

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Micro E-Mini Nasdaq 100 Index	102	March-2026	$5,100,969	$(128,907)	$(128,907)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco NASDAQ 100 Index Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $154,719,160)*	$208,324,276
Investments in affiliated money market funds, at value (Cost $8,376,526)	8,376,526
Receivable for:
Fund shares sold	882,584
Fund expenses absorbed	276
Dividends	108,815
Investment for trustee deferred compensation and retirement plans	26,314
Other assets	16,553
Total assets	217,735,344
Liabilities:
Other investments:
Variation margin payable — futures contracts	15,521
Payable for:
Investments purchased	1,596,573
Fund shares reacquired	205,674
Collateral upon return of securities loaned	1,732,919
Accrued fees to affiliates	2,670
Accrued trustees’ and officers’ fees and benefits	1,770
Accrued other operating expenses	85,905
Trustee deferred compensation and retirement plans	26,314
Total liabilities	3,667,346
Net assets applicable to shares outstanding	$214,067,998
Net assets consist of:
Shares of beneficial interest	$161,809,568
Distributable earnings	52,258,430
$214,067,998
Net Assets:
Class R6	$214,067,998
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	4,201,124
Class R6:
Net asset value and offering price per share	$50.95

*	At February 28, 2026, securities with an aggregate value of $1,668,061 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco NASDAQ 100 Index Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $2,216)	$627,624
Dividends from affiliated money market funds (includes net securities lending income of $2,645)	111,788
Total investment income	739,412
Expenses:
Advisory fees	151,220
Administrative services fees	13,800
Custodian fees	6,178
Transfer agent fees	26,116
Trustees’ and officers’ fees and benefits	11,052
Registration and filing fees	11,653
Licensing fees	53,595
Reports to shareholders	4,718
Professional services fees	28,525
Other	1,735
Total expenses	308,592
Less: Fees waived and/or expenses reimbursed	(19,110)
Net expenses	289,482
Net investment income	449,930
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	763,770
Affiliated investment securities	(55)
Futures contracts	275,884
1,039,599
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	10,542,891
Affiliated investment securities	(102)
Futures contracts	(105,651)
10,437,138
Net realized and unrealized gain	11,476,737
Net increase in net assets resulting from operations	$11,926,667
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco NASDAQ 100 Index Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$449,930	$716,356
Net realized gain	1,039,599	527,145
Change in net unrealized appreciation	10,437,138	26,039,379
Net increase in net assets resulting from operations	11,926,667	27,282,880
Distributions to shareholders from distributable earnings:
Class R6	(2,203,608)	(914,977)
Share transactions–net:
Class R6	27,822,559	51,727,872
Net increase in net assets	37,545,618	78,095,775
Net assets:
Beginning of period	176,522,380	98,426,605
End of period	$214,067,998	$176,522,380
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco NASDAQ 100 Index Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class R6
Six months ended 02/28/26	$48.24	$0.11	$3.15	$3.26	$(0.12)	$(0.43)	$(0.55)	$50.95	6.74%	$214,068	0.29%(d)	0.31%(d)	0.44%(d)	9%
Year ended 08/31/25	40.42	0.25	7.90	8.15	(0.26)	(0.07)	(0.33)	48.24	20.26	176,522	0.29	0.35	0.56	8
Year ended 08/31/24	32.04	0.27	8.32	8.59	(0.21)	—	(0.21)	40.42	26.89	98,427	0.29	0.48	0.72	7
Year ended 08/31/23	25.23	0.19	6.80	6.99	(0.18)	—	(0.18)	32.04	27.88	24,530	0.29	1.12	0.69	46
Year ended 08/31/22	32.18	0.15	(6.81)	(6.66)	(0.14)	(0.15)	(0.29)	25.23	(20.86)	8,796	0.29	1.71	0.52	21
Period ended 08/31/21(e)	25.00	0.11	7.18	7.29	(0.11)	—	(0.11)	32.18	29.24	4,396	0.29 (d)	5.30 (d)	0.46 (d)	6

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of October 13, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco NASDAQ 100 Index Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco NASDAQ 100 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the NASDAQ-100 Index® (the "Underlying Index").
The Fund currently consists of one class of shares, Class R6. Class R6 shares are sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
9
Invesco NASDAQ 100 Index Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action
10
Invesco NASDAQ 100 Index Fund

letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Other Risks - The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.150%
Over $2 billion	0.140%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.15%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class R6 shares to 0.29% of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $19,110.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
11
Invesco NASDAQ 100 Index Fund

shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $377 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2026, the Fund incurred $273 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$208,324,276	$—	$—	$208,324,276
Money Market Funds	6,643,607	1,732,919	—	8,376,526
Total Investments in Securities	214,967,883	1,732,919	—	216,700,802
Other Investments - Liabilities*
Futures Contracts	(128,907)	—	—	(128,907)
Total Investments	$214,838,976	$1,732,919	$—	$216,571,895

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(128,907)
Derivatives not subject to master netting agreements	128,907
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$275,884
12
Invesco NASDAQ 100 Index Fund

Location of Gain (Loss) on Statement of Operations
Equity Risk
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	$(105,651)
Total	$170,233
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$5,900,007

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $42,780,663 and $18,478,654, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$57,085,471
Aggregate unrealized (depreciation) of investments	(5,471,959)
Net unrealized appreciation of investments	$51,613,512
Cost of investments for tax purposes is $164,958,383.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class R6	908,660	$46,708,007	1,830,542	$78,005,757
Issued as reinvestment of dividends:
Class R6	40,508	2,120,504	20,812	900,762
13
Invesco NASDAQ 100 Index Fund

Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class R6	(407,405)	$(21,005,952)	(627,301)	$(27,178,647)
Net increase in share activity	541,763	$27,822,559	1,224,053	$51,727,872

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco NASDAQ 100 Index Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco NASDAQ 100 Index Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
NDQ-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco S&P 500 Index Fund
Nasdaq:
A: SPIAX ■ C: SPICX ■ R: SPIRX ■ Y: SPIDX ■ R6: SPISX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.28%
Advertising–0.06%
Omnicom Group, Inc.	22,644	$1,931,307
Trade Desk, Inc. (The), Class A(b)	31,257	744,541
		2,675,848
Aerospace & Defense–2.41%
Axon Enterprise, Inc.(b)	5,602	3,038,525
Boeing Co. (The)(b)	55,587	12,647,710
General Dynamics Corp.	17,998	6,426,186
General Electric Co.	74,879	25,628,087
Howmet Aerospace, Inc.	28,541	7,492,869
Huntington Ingalls Industries, Inc.	2,786	1,238,433
L3Harris Technologies, Inc.	13,278	4,840,362
Lockheed Martin Corp.	14,455	9,512,546
Northrop Grumman Corp.	9,523	6,898,271
RTX Corp.	95,178	19,284,966
Textron, Inc.	12,510	1,234,111
TransDigm Group, Inc.	3,998	5,208,554
		103,450,620
Agricultural & Farm Machinery–0.26%
Deere & Co.	17,847	11,238,434
Agricultural Products & Services–0.08%
Archer-Daniels-Midland Co.(c)	34,114	2,355,231
Bunge Global S.A.	9,608	1,159,205
		3,514,436
Air Freight & Logistics–0.35%
C.H. Robinson Worldwide, Inc.	8,386	1,553,507
Expeditors International of Washington, Inc.	9,514	1,379,815
FedEx Corp.	15,410	5,963,670
United Parcel Service, Inc., Class B(c)	52,459	6,083,146
		14,980,138
Apparel Retail–0.41%
Ross Stores, Inc.	23,087	4,747,611
TJX Cos., Inc. (The)	79,005	12,771,948
		17,519,559
Apparel, Accessories & Luxury Goods–0.11%
lululemon athletica, Inc.(b)	7,660	1,418,402
Ralph Lauren Corp.	2,751	997,513
Tapestry, Inc.	14,528	2,258,668
		4,674,583
Application Software–2.03%
Adobe, Inc.(b)	29,715	7,797,513
AppLovin Corp., Class A(b)	19,215	8,354,106
Autodesk, Inc.(b)	15,120	3,717,555
Cadence Design Systems, Inc.(b)	19,323	5,823,952
Datadog, Inc., Class A(b)	23,102	2,586,500
Fair Isaac Corp.(b)	1,683	2,371,953
Intuit, Inc.	19,792	8,095,522
Palantir Technologies, Inc., Class A(b)	162,159	22,246,593
PTC, Inc.(b)	8,504	1,331,641
Shares		Value
Application Software–(continued)
Roper Technologies, Inc.	7,641	$2,672,287
Salesforce, Inc.	67,580	13,163,908
Synopsys, Inc.(b)	13,186	5,459,004
Tyler Technologies, Inc.(b)	3,054	1,083,223
Workday, Inc., Class A(b)	15,404	2,060,439
		86,764,196
Asset Management & Custody Banks–0.91%
Ameriprise Financial, Inc.	6,595	3,100,442
Ares Management Corp., Class A	14,624	1,638,034
Bank of New York Mellon Corp. (The)	49,503	5,895,807
BlackRock, Inc.	10,243	10,890,665
Blackstone, Inc., Class A	52,421	5,942,969
Franklin Resources, Inc.	21,820	579,103
Invesco Ltd.(d)	31,596	829,711
KKR & Co., Inc., Class A	48,722	4,271,945
Northern Trust Corp.	13,425	1,920,983
State Street Corp.	19,828	2,550,277
T. Rowe Price Group, Inc.(c)	15,492	1,466,008
		39,085,944
Automobile Manufacturers–2.08%
Ford Motor Co.	277,820	3,914,484
General Motors Co.	66,221	5,212,255
Tesla, Inc.(b)	198,860	80,043,138
		89,169,877
Automotive Parts & Equipment–0.03%
Aptiv PLC(b)	15,339	1,128,030
Automotive Retail–0.31%
AutoZone, Inc.(b)	1,181	4,435,340
Carvana Co.(b)(c)	10,039	3,354,632
O’Reilly Automotive, Inc.(b)	59,921	5,625,384
		13,415,356
Biotechnology–1.78%
AbbVie, Inc.	125,462	29,117,221
Amgen, Inc.	38,225	14,837,416
Biogen, Inc.(b)	10,414	1,997,614
Gilead Sciences, Inc.	88,073	13,118,473
Incyte Corp.(b)	11,707	1,185,568
Moderna, Inc.(b)(c)	24,683	1,322,268
Regeneron Pharmaceuticals, Inc.	7,154	5,592,067
Vertex Pharmaceuticals, Inc.(b)	18,011	8,948,405
		76,119,032
Brewers–0.01%
Molson Coors Beverage Co., Class B(c)	12,019	588,811
Broadcasting–0.04%
Fox Corp., Class A(c)	14,791	833,325
Fox Corp., Class B	10,536	545,027
Paramount Skydance Corp.	22,062	298,058
		1,676,410
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco S&P 500 Index Fund

Shares		Value
Broadline Retail–3.45%
Amazon.com, Inc.(b)	689,685	$144,833,850
eBay, Inc.	32,086	2,915,334
		147,749,184
Building Products–0.51%
A.O. Smith Corp.(c)	5,771	450,138
Allegion PLC	6,107	984,143
Builders FirstSource, Inc.(b)	7,850	818,676
Carrier Global Corp.	56,199	3,619,216
Johnson Controls International PLC	43,383	6,260,167
Lennox International, Inc.	2,266	1,291,484
Masco Corp.	14,744	1,055,965
Trane Technologies PLC	15,741	7,277,379
		21,757,168
Cable & Satellite–0.22%
Charter Communications, Inc., Class A(b)	6,247	1,465,734
Comcast Corp., Class A	258,001	7,987,711
		9,453,445
Cargo Ground Transportation–0.09%
J.B. Hunt Transport Services, Inc.	5,340	1,246,409
Old Dominion Freight Line, Inc.	13,062	2,652,239
		3,898,648
Casinos & Gaming–0.06%
Las Vegas Sands Corp.	21,598	1,225,039
MGM Resorts International(b)	14,562	536,755
Wynn Resorts Ltd.	5,993	648,383
		2,410,177
Commodity Chemicals–0.06%
Dow, Inc.	50,456	1,550,513
LyondellBasell Industries N.V., Class A	18,279	1,051,408
		2,601,921
Communications Equipment–0.98%
Arista Networks, Inc.(b)	73,303	9,785,951
Ciena Corp.(b)	9,400	3,277,780
Cisco Systems, Inc.	279,742	22,228,299
F5, Inc.(b)	4,095	1,111,219
Motorola Solutions, Inc.	11,823	5,701,760
		42,105,009
Computer & Electronics Retail–0.02%
Best Buy Co., Inc.(c)	13,871	859,586
Construction & Engineering–0.28%
Comfort Systems USA, Inc.	2,498	3,570,566
EMCOR Group, Inc.	3,178	2,302,842
Quanta Services, Inc.	10,585	5,960,202
		11,833,610
Construction Machinery & Heavy Transportation Equipment– 0.89%
Caterpillar, Inc.	33,221	24,677,555
Cummins, Inc.	9,799	5,721,342
PACCAR, Inc.	37,283	4,701,014
Wabtec Corp.	12,136	3,203,297
		38,303,208
Shares		Value
Construction Materials–0.27%
CRH PLC	47,581	$5,708,769
Martin Marietta Materials, Inc.	4,281	2,896,396
Vulcan Materials Co.	9,380	2,907,800
		11,512,965
Consumer Electronics–0.07%
Garmin Ltd.	11,605	2,934,092
Consumer Finance–0.52%
American Express Co.	38,142	11,782,064
Capital One Financial Corp.	45,129	8,829,038
Synchrony Financial	25,568	1,767,004
		22,378,106
Consumer Staples Merchandise Retail–1.85%
Costco Wholesale Corp.	31,460	31,799,453
Dollar General Corp.	15,625	2,441,250
Dollar Tree, Inc.(b)	13,466	1,703,180
Target Corp.	32,257	3,670,524
Walmart, Inc.	311,285	39,828,916
		79,443,323
Copper–0.16%
Freeport-McMoRan, Inc.	101,933	6,939,599
Data Center REITs–0.25%
Digital Realty Trust, Inc.	22,921	4,061,601
Equinix, Inc.	6,970	6,790,592
		10,852,193
Data Processing & Outsourced Services–0.04%
Broadridge Financial Solutions, Inc.	8,286	1,540,119
Distillers & Vintners–0.05%
Brown-Forman Corp., Class B	12,500	360,750
Constellation Brands, Inc., Class A	10,007	1,579,705
		1,940,455
Distributors–0.04%
Genuine Parts Co.	9,875	1,177,692
Pool Corp.	2,327	528,648
		1,706,340
Diversified Banks–3.04%
Bank of America Corp.	476,915	23,764,674
Citigroup, Inc.	127,018	13,996,113
Fifth Third Bancorp	62,767	3,105,084
JPMorgan Chase & Co.	192,535	57,818,261
KeyCorp	65,946	1,367,720
PNC Financial Services Group, Inc. (The)	27,838	5,911,399
U.S. Bancorp	110,345	6,031,458
Wells Fargo & Co.	222,836	18,149,992
		130,144,701
Diversified Financial Services–0.08%
Apollo Global Management, Inc.(c)	32,962	3,447,825
Diversified Support Services–0.17%
Cintas Corp.	24,248	4,877,000
Copart, Inc.(b)	63,208	2,407,593
		7,284,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–1.60%
Alliant Energy Corp.(c)	18,248	$1,320,060
American Electric Power Co., Inc.	37,997	5,084,759
Constellation Energy Corp.	22,169	7,313,110
Duke Energy Corp.	55,204	7,223,443
Edison International	27,315	2,041,523
Entergy Corp.	31,703	3,395,708
Evergy, Inc.	16,342	1,367,172
Eversource Energy	26,634	2,029,777
Exelon Corp.	71,718	3,547,889
FirstEnergy Corp.	36,906	1,888,111
NextEra Energy, Inc.	147,839	13,862,863
NRG Energy, Inc.	13,604	2,434,572
PG&E Corp.	156,024	2,964,456
Pinnacle West Capital Corp.(c)	8,496	852,149
PPL Corp.	52,512	2,046,918
Southern Co. (The)	78,165	7,611,708
Xcel Energy, Inc.	41,992	3,500,453
		68,484,671
Electrical Components & Equipment–0.62%
AMETEK, Inc.	16,342	3,909,333
Eaton Corp. PLC	27,572	10,364,866
Emerson Electric Co.	39,881	6,012,061
Generac Holdings, Inc.(b)	4,166	938,891
Hubbell, Inc.	3,773	1,930,380
Rockwell Automation, Inc.	7,970	3,247,377
		26,402,908
Electronic Components–0.49%
Amphenol Corp., Class A	86,893	12,691,591
Corning, Inc.	55,384	8,328,646
		21,020,237
Electronic Equipment & Instruments–0.19%
Keysight Technologies, Inc.(b)	12,200	3,749,426
Teledyne Technologies, Inc.(b)	3,333	2,270,106
Trimble, Inc.(b)	16,889	1,129,368
Zebra Technologies Corp., Class A(b)	3,596	805,360
		7,954,260
Electronic Manufacturing Services–0.16%
Jabil, Inc.	7,584	2,009,684
TE Connectivity PLC (Switzerland)	20,884	4,806,453
		6,816,137
Environmental & Facilities Services–0.29%
Republic Services, Inc.	14,284	3,271,036
Rollins, Inc.(c)	20,835	1,268,643
Veralto Corp.	17,626	1,717,301
Waste Management, Inc.	26,311	6,336,742
		12,593,722
Fertilizers & Agricultural Chemicals–0.13%
CF Industries Holdings, Inc.	11,072	1,102,107
Corteva, Inc.	47,969	3,843,276
Mosaic Co. (The)	22,532	627,291
		5,572,674
Financial Exchanges & Data–0.96%
Cboe Global Markets, Inc.	7,428	2,226,320
CME Group, Inc., Class A	25,598	8,178,561
Shares		Value
Financial Exchanges & Data–(continued)
Coinbase Global, Inc., Class A(b)(c)	16,197	$2,848,243
FactSet Research Systems, Inc.	2,659	576,498
Intercontinental Exchange, Inc.	40,476	6,643,326
Moody’s Corp.	10,891	5,201,433
MSCI, Inc.	5,334	3,050,141
Nasdaq, Inc.	32,021	2,804,399
S&P Global, Inc.	22,006	9,724,011
		41,252,932
Food Distributors–0.07%
Sysco Corp.	33,993	3,098,802
Food Retail–0.07%
Kroger Co. (The)	43,279	2,953,359
Footwear–0.15%
Deckers Outdoor Corp.(b)	10,346	1,213,275
NIKE, Inc., Class B	84,426	5,249,609
		6,462,884
Gas Utilities–0.05%
Atmos Energy Corp.	11,395	2,128,472
Gold–0.24%
Newmont Corp.	77,466	10,070,580
Health Care Distributors–0.43%
Cardinal Health, Inc.	16,866	3,866,193
Cencora, Inc.	13,763	5,121,763
Henry Schein, Inc.(b)	7,103	585,216
McKesson Corp.	8,762	8,651,336
		18,224,508
Health Care Equipment–1.82%
Abbott Laboratories	121,801	14,171,546
Baxter International, Inc.(c)	36,492	743,342
Becton, Dickinson and Co.	20,347	3,590,839
Boston Scientific Corp.(b)	105,235	8,087,310
Dexcom, Inc.(b)	27,686	2,032,983
Edwards Lifesciences Corp.(b)	41,194	3,562,045
GE HealthCare Technologies, Inc.	32,336	2,724,955
Hologic, Inc.(b)	15,799	1,190,613
IDEXX Laboratories, Inc.(b)	5,668	3,722,346
Insulet Corp.(b)	4,994	1,231,570
Intuitive Surgical, Inc.(b)	25,165	12,670,829
Medtronic PLC	91,050	8,891,943
ResMed, Inc.	10,362	2,655,366
STERIS PLC	6,967	1,758,122
Stryker Corp.	24,433	9,466,810
Zimmer Biomet Holdings, Inc.	14,068	1,384,854
		77,885,473
Health Care Facilities–0.16%
HCA Healthcare, Inc.	11,339	6,006,268
Universal Health Services, Inc., Class B	3,921	808,118
		6,814,386
Health Care REITs–0.34%
Alexandria Real Estate Equities, Inc.	11,042	596,710
Healthpeak Properties, Inc.	49,333	872,207
Ventas, Inc.(c)	33,345	2,873,005
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco S&P 500 Index Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	48,721	$10,091,094
		14,433,016
Health Care Services–0.38%
Cigna Group (The)	18,963	5,495,857
CVS Health Corp.	90,114	7,200,108
DaVita, Inc.(b)(c)	2,506	391,688
Labcorp Holdings, Inc.	5,885	1,701,471
Quest Diagnostics, Inc.	7,897	1,673,453
		16,462,577
Health Care Supplies–0.07%
Align Technology, Inc.(b)	4,737	900,504
Cooper Cos., Inc. (The)(b)	14,113	1,180,835
Solventum Corp.(b)	10,466	776,577
		2,857,916
Heavy Electrical Equipment–0.39%
GE Vernova, Inc.	19,260	16,825,536
Home Improvement Retail–0.87%
Home Depot, Inc. (The)	70,660	26,901,675
Lowe’s Cos., Inc.	39,812	10,533,061
		37,434,736
Homebuilding–0.19%
D.R. Horton, Inc.	19,441	3,118,142
Lennar Corp., Class A	15,316	1,751,538
NVR, Inc.(b)	202	1,518,594
PulteGroup, Inc.	13,837	1,898,436
		8,286,710
Homefurnishing Retail–0.04%
Williams-Sonoma, Inc.	8,646	1,778,050
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	45,400	889,386
Hotels, Resorts & Cruise Lines–0.82%
Airbnb, Inc., Class A(b)	30,191	4,079,106
Booking Holdings, Inc.	2,288	9,699,633
Carnival Corp.	77,079	2,431,842
Expedia Group, Inc.	8,306	1,791,521
Hilton Worldwide Holdings, Inc.	16,500	5,144,370
Marriott International, Inc., Class A	15,811	5,403,093
Norwegian Cruise Line Holdings Ltd.(b)	32,318	801,163
Royal Caribbean Cruises Ltd.	18,004	5,598,524
		34,949,252
Household Products–0.91%
Church & Dwight Co., Inc.	17,046	1,787,444
Clorox Co. (The)	8,659	1,101,078
Colgate-Palmolive Co.	57,221	5,672,890
Kimberly-Clark Corp.	23,558	2,625,303
Procter & Gamble Co. (The)	165,879	27,734,969
		38,921,684
Human Resource & Employment Services–0.20%
Automatic Data Processing, Inc.	28,711	6,154,490
Paychex, Inc.(c)	22,993	2,153,295
Paycom Software, Inc.(c)	3,469	436,504
		8,744,289
Shares		Value
Independent Power Producers & Energy Traders–0.11%
AES Corp. (The)	50,552	$873,539
Vistra Corp.	22,609	3,931,479
		4,805,018
Industrial Conglomerates–0.40%
3M Co.	36,725	6,071,377
Honeywell International, Inc.	45,069	10,978,358
		17,049,735
Industrial Gases–0.49%
Air Products and Chemicals, Inc.	15,799	4,355,310
Linde PLC	33,148	16,841,836
		21,197,146
Industrial Machinery & Supplies & Components–0.72%
Dover Corp.	9,736	2,195,468
Fortive Corp.	22,546	1,334,723
IDEX Corp.	5,313	1,112,914
Illinois Tool Works, Inc.	18,740	5,446,406
Ingersoll Rand, Inc.	25,524	2,402,829
Nordson Corp.	3,789	1,111,844
Otis Worldwide Corp.	27,665	2,560,672
Parker-Hannifin Corp.	8,958	9,040,235
Pentair PLC	11,617	1,152,290
Snap-on, Inc.	3,692	1,422,232
Stanley Black & Decker, Inc.	10,995	950,958
Xylem, Inc.	17,283	2,239,186
		30,969,757
Industrial REITs–0.22%
Prologis, Inc.	65,938	9,400,781
Insurance Brokers–0.45%
Aon PLC, Class A	15,258	5,118,601
Arthur J. Gallagher & Co.	18,230	4,160,086
Brown & Brown, Inc.(c)	20,844	1,497,016
Marsh & McLennan Cos., Inc.	34,778	6,494,444
Willis Towers Watson PLC	6,797	2,074,240
		19,344,387
Integrated Oil & Gas–1.71%
Chevron Corp.	134,359	25,092,887
Exxon Mobil Corp.(e)	297,825	45,418,313
Occidental Petroleum Corp.	51,054	2,709,946
		73,221,146
Integrated Telecommunication Services–0.68%
AT&T, Inc.	503,262	14,096,369
Verizon Communications, Inc.	299,314	15,007,604
		29,103,973
Interactive Home Entertainment–0.14%
Electronic Arts, Inc.	15,934	3,195,882
Take-Two Interactive Software, Inc.(b)	12,330	2,607,549
		5,803,431
Interactive Media & Services–7.74%
Alphabet, Inc., Class A	412,224	128,514,954
Alphabet, Inc., Class C	329,314	102,558,259
Match Group, Inc.	16,758	529,553
Meta Platforms, Inc., Class A	154,221	99,962,968
		331,565,734
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco S&P 500 Index Fund

Shares		Value
Internet Services & Infrastructure–0.07%
Akamai Technologies, Inc.(b)	10,213	$1,004,857
GoDaddy, Inc., Class A(b)	9,593	836,126
VeriSign, Inc.	5,922	1,349,861
		3,190,844
Investment Banking & Brokerage–1.22%
Charles Schwab Corp. (The)	118,572	11,288,054
Goldman Sachs Group, Inc. (The)	21,291	18,301,105
Interactive Brokers Group, Inc., Class A	31,615	2,250,672
Morgan Stanley	85,744	14,277,234
Raymond James Financial, Inc.(c)	12,516	1,915,949
Robinhood Markets, Inc., Class A(b)	55,821	4,234,023
		52,267,037
IT Consulting & Other Services–0.67%
Accenture PLC, Class A	44,022	9,188,272
Cognizant Technology Solutions Corp., Class A	34,262	2,207,501
EPAM Systems, Inc.(b)	3,922	553,002
Gartner, Inc.(b)	5,117	804,392
International Business Machines Corp.	66,355	15,939,134
		28,692,301
Leisure Products–0.02%
Hasbro, Inc.	9,464	942,520
Life & Health Insurance–0.26%
Aflac, Inc.	33,485	3,781,461
Globe Life, Inc.	5,651	820,864
MetLife, Inc.	39,289	2,831,558
Principal Financial Group, Inc.	14,192	1,354,201
Prudential Financial, Inc.	24,846	2,444,350
		11,232,434
Life Sciences Tools & Services–0.83%
Agilent Technologies, Inc.	20,125	2,442,772
Bio-Techne Corp.(c)	11,061	652,599
Charles River Laboratories International, Inc.(b)	3,494	623,644
Danaher Corp.	44,626	9,400,021
IQVIA Holdings, Inc.(b)	12,089	2,161,634
Mettler-Toledo International, Inc.(b)	1,450	1,981,701
Revvity, Inc.(c)	8,048	791,199
Thermo Fisher Scientific, Inc.	26,671	13,898,525
Waters Corp.(b)	6,979	2,228,953
West Pharmaceutical Services, Inc.	5,107	1,298,914
		35,479,962
Managed Health Care–0.64%
Centene Corp.(b)	33,147	1,487,637
Elevance Health, Inc.	15,776	5,048,320
Humana, Inc.	8,538	1,626,831
Molina Healthcare, Inc.(b)(c)	3,649	562,128
UnitedHealth Group, Inc.	64,303	18,858,141
		27,583,057
Metal, Glass & Plastic Containers–0.03%
Ball Corp.	19,024	1,277,081
Movies & Entertainment–1.17%
Live Nation Entertainment, Inc.(b)(c)	11,209	1,817,427
Netflix, Inc.(b)	300,797	28,948,703
Shares		Value
Movies & Entertainment–(continued)
TKO Group Holdings, Inc.	4,706	$1,053,532
Walt Disney Co. (The)	126,733	13,438,768
Warner Bros. Discovery, Inc.(b)	175,905	4,955,244
		50,213,674
Multi-Family Residential REITs–0.17%
AvalonBay Communities, Inc.	10,039	1,779,212
Camden Property Trust	7,553	818,292
Equity Residential	24,578	1,553,575
Essex Property Trust, Inc.	4,572	1,166,363
Mid-America Apartment Communities, Inc.	8,311	1,112,510
UDR, Inc.	21,349	800,588
		7,230,540
Multi-line Insurance–0.07%
American International Group, Inc.	38,303	3,083,008
Multi-Sector Holdings–1.53%
Berkshire Hathaway, Inc., Class B(b)	129,675	65,479,391
Multi-Utilities–0.62%
Ameren Corp.	19,202	2,175,203
CenterPoint Energy, Inc.	46,345	2,016,008
CMS Energy Corp.	21,603	1,686,546
Consolidated Edison, Inc.	25,622	2,882,987
Dominion Energy, Inc.	60,617	3,827,357
DTE Energy Co.	14,743	2,185,502
NiSource, Inc.	33,875	1,602,288
Public Service Enterprise Group, Inc.	35,434	3,049,804
Sempra	46,332	4,460,382
WEC Energy Group, Inc.(c)	23,092	2,700,840
		26,586,917
Office REITs–0.01%
BXP, Inc.	10,462	602,402
Oil & Gas Equipment & Services–0.28%
Baker Hughes Co., Class A	70,049	4,571,398
Halliburton Co.	59,745	2,150,820
SLB Ltd.	106,050	5,444,607
		12,166,825
Oil & Gas Exploration & Production–0.66%
APA Corp.	25,177	764,626
ConocoPhillips	87,721	9,952,825
Coterra Energy, Inc.	54,048	1,653,328
Devon Energy Corp.	44,530	1,938,391
Diamondback Energy, Inc.	13,221	2,301,512
EOG Resources, Inc.	38,518	4,779,313
EQT Corp.	44,301	2,720,967
Expand Energy Corp.	16,907	1,824,603
Texas Pacific Land Corp.(c)	4,110	2,154,832
		28,090,397
Oil & Gas Refining & Marketing–0.31%
Marathon Petroleum Corp.	21,339	4,229,603
Phillips 66	28,602	4,414,147
Valero Energy Corp.	21,652	4,430,865
		13,074,615
Oil & Gas Storage & Transportation–0.43%
Kinder Morgan, Inc.	138,979	4,623,831
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.	44,668	$3,697,170
Targa Resources Corp.	15,238	3,593,121
Williams Cos., Inc. (The)	86,691	6,477,552
		18,391,674
Other Specialized REITs–0.11%
Iron Mountain, Inc.	20,983	2,273,088
VICI Properties, Inc.	75,872	2,292,093
		4,565,181
Other Specialty Retail–0.10%
Tractor Supply Co.	37,510	1,944,518
Ulta Beauty, Inc.(b)	3,183	2,179,687
		4,124,205
Packaged Foods & Meats–0.39%
Campbell’s Co. (The)	13,948	375,899
Conagra Brands, Inc.	33,957	653,672
General Mills, Inc.	37,866	1,712,679
Hershey Co. (The)	10,518	2,485,193
Hormel Foods Corp.	20,693	529,741
J.M. Smucker Co. (The)	7,573	878,089
Kraft Heinz Co. (The)	60,498	1,488,856
Lamb Weston Holdings, Inc.	9,892	476,696
McCormick & Co., Inc.	17,977	1,277,086
Mondelez International, Inc., Class A	91,599	5,640,666
Tyson Foods, Inc., Class A	20,093	1,305,844
		16,824,421
Paper & Plastic Packaging Products & Materials–0.18%
Amcor PLC	32,773	1,587,196
Avery Dennison Corp.	5,487	1,077,373
International Paper Co.(c)	37,484	1,632,428
Packaging Corp. of America	6,344	1,472,696
Smurfit WestRock PLC	37,069	1,742,614
		7,512,307
Passenger Airlines–0.17%
Delta Air Lines, Inc.	46,045	3,025,157
Southwest Airlines Co.	36,712	1,808,433
United Airlines Holdings, Inc.(b)	22,981	2,442,880
		7,276,470
Passenger Ground Transportation–0.26%
Uber Technologies, Inc.(b)	147,500	11,124,450
Personal Care Products–0.11%
Estee Lauder Cos., Inc. (The), Class A	17,452	1,910,470
Kenvue, Inc.	135,998	2,600,282
		4,510,752
Pharmaceuticals–3.47%
Bristol-Myers Squibb Co.	144,513	9,013,276
Eli Lilly and Co.	56,154	59,073,447
Johnson & Johnson	171,030	42,488,983
Merck & Co., Inc.	176,193	21,816,217
Pfizer, Inc.	403,614	11,159,927
Viatris, Inc.	81,761	1,220,692
Zoetis, Inc.	31,284	4,101,332
		148,873,874
Shares		Value
Property & Casualty Insurance–0.89%
Allstate Corp. (The)	18,576	$3,984,924
Arch Capital Group Ltd.(b)	25,633	2,567,145
Assurant, Inc.	3,555	816,192
Chubb Ltd.	25,982	8,856,225
Cincinnati Financial Corp.	11,075	1,816,079
Erie Indemnity Co., Class A	1,803	485,800
Hartford Insurance Group, Inc. (The)	19,781	2,785,758
Loews Corp.	12,030	1,323,541
Progressive Corp. (The)	41,627	8,894,025
Travelers Cos., Inc. (The)	15,835	4,887,314
W.R. Berkley Corp.(c)	21,312	1,528,070
		37,945,073
Publishing–0.02%
News Corp., Class A	26,583	645,701
News Corp., Class B	8,763	234,673
		880,374
Rail Transportation–0.51%
CSX Corp.	132,189	5,643,148
Norfolk Southern Corp.	15,929	5,013,494
Union Pacific Corp.	42,107	11,157,513
		21,814,155
Real Estate Services–0.10%
CBRE Group, Inc., Class A(b)	20,809	3,072,657
CoStar Group, Inc.(b)	30,086	1,342,738
		4,415,395
Regional Banks–0.30%
Citizens Financial Group, Inc.	30,488	1,835,073
Huntington Bancshares, Inc.	144,112	2,421,081
M&T Bank Corp.	10,910	2,367,252
Regions Financial Corp.	62,247	1,732,334
Truist Financial Corp.	90,811	4,477,890
		12,833,630
Reinsurance–0.02%
Everest Group Ltd.	2,980	999,760
Research & Consulting Services–0.16%
Equifax, Inc.	8,688	1,815,444
Jacobs Solutions, Inc.	8,486	1,169,880
Leidos Holdings, Inc.	9,076	1,589,208
Verisk Analytics, Inc.	9,894	2,053,698
		6,628,230
Restaurants–0.92%
Chipotle Mexican Grill, Inc.(b)	93,865	3,493,655
Darden Restaurants, Inc.(c)	8,257	1,765,760
Domino’s Pizza, Inc.	2,207	888,340
DoorDash, Inc., Class A(b)	26,537	4,682,984
McDonald’s Corp.	50,554	17,241,947
Starbucks Corp.	80,706	7,910,802
Yum! Brands, Inc.	19,710	3,314,434
		39,297,922
Retail REITs–0.27%
Federal Realty Investment Trust	5,573	606,175
Kimco Realty Corp.	48,072	1,132,096
Realty Income Corp.	65,302	4,375,234
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco S&P 500 Index Fund

Shares		Value
Retail REITs–(continued)
Regency Centers Corp.	11,685	$923,115
Simon Property Group, Inc.	23,175	4,724,224
		11,760,844
Self-Storage REITs–0.13%
Extra Space Storage, Inc.	15,067	2,275,569
Public Storage	11,210	3,442,143
		5,717,712
Semiconductor Materials & Equipment–1.44%
Applied Materials, Inc.	56,552	21,054,310
KLA Corp.	9,327	14,219,478
Lam Research Corp.	89,162	20,854,100
Qnity Electronics, Inc.	14,867	1,884,541
Teradyne, Inc.	11,117	3,557,773
		61,570,202
Semiconductors–12.47%
Advanced Micro Devices, Inc.(b)	115,571	23,138,470
Analog Devices, Inc.	34,923	12,425,254
Broadcom, Inc.	334,468	106,879,249
First Solar, Inc.(b)	7,618	1,502,270
Intel Corp.(b)	318,294	14,517,389
Microchip Technology, Inc.	38,365	2,863,564
Micron Technology, Inc.	79,681	32,858,054
Monolithic Power Systems, Inc.	3,401	3,886,459
NVIDIA Corp.	1,722,405	305,192,942
NXP Semiconductors N.V. (Netherlands)	17,866	4,055,761
ON Semiconductor Corp.(b)	28,564	1,898,935
QUALCOMM, Inc.	76,028	10,823,346
Skyworks Solutions, Inc.	10,554	628,807
Texas Instruments, Inc.	64,501	13,681,307
		534,351,807
Single-Family Residential REITs–0.02%
Invitation Homes, Inc.	40,035	1,054,522
Soft Drinks & Non-alcoholic Beverages–1.08%
Coca-Cola Co. (The)	274,825	22,414,727
Keurig Dr Pepper, Inc.	96,442	2,920,264
Monster Beverage Corp.(b)	50,630	4,318,739
PepsiCo, Inc.	97,064	16,475,643
		46,129,373
Specialty Chemicals–0.42%
Albemarle Corp.	8,355	1,492,788
DuPont de Nemours, Inc.	29,742	1,488,290
Ecolab, Inc.	18,096	5,579,902
International Flavors & Fragrances, Inc.	18,180	1,494,941
PPG Industries, Inc.	15,930	1,963,691
Sherwin-Williams Co. (The)	16,366	5,934,148
		17,953,760
Steel–0.11%
Nucor Corp.	16,246	2,873,592
Steel Dynamics, Inc.	9,745	1,882,052
		4,755,644
Systems Software–5.87%
CrowdStrike Holdings, Inc., Class A(b)	17,815	6,626,824
Fortinet, Inc.(b)	44,871	3,546,155
Shares		Value
Systems Software–(continued)
Gen Digital, Inc.	39,839	$899,166
Microsoft Corp.	527,052	206,994,403
Oracle Corp.	119,399	17,360,615
Palo Alto Networks, Inc.(b)	56,125	8,358,135
ServiceNow, Inc.(b)	73,643	7,954,180
		251,739,478
Technology Distributors–0.03%
CDW Corp.	9,242	1,133,439
Technology Hardware, Storage & Peripherals–7.12%
Apple, Inc.	1,048,025	276,867,245
Dell Technologies, Inc., Class C	21,395	3,168,172
Hewlett Packard Enterprise Co.	93,664	2,010,966
HP, Inc.	66,352	1,260,024
NetApp, Inc.	14,170	1,403,255
Sandisk Corp.(b)	9,883	6,279,263
Seagate Technology Holdings PLC	15,466	6,307,653
Super Micro Computer, Inc.(b)	35,597	1,152,987
Western Digital Corp.	24,271	6,788,599
		305,238,164
Telecom Tower REITs–0.25%
American Tower Corp.	33,233	6,376,083
Crown Castle, Inc.	30,914	2,768,040
SBA Communications Corp., Class A	7,564	1,521,574
		10,665,697
Timber REITs–0.03%
Weyerhaeuser Co.	51,172	1,255,249
Tobacco–0.67%
Altria Group, Inc.	119,165	8,227,151
Philip Morris International, Inc.	110,502	20,645,089
		28,872,240
Trading Companies & Distributors–0.26%
Fastenal Co.	81,496	3,752,076
United Rentals, Inc.	4,517	3,794,280
W.W. Grainger, Inc.	3,105	3,554,386
		11,100,742
Transaction & Payment Processing Services–1.91%
Block, Inc., Class A(b)	38,878	2,476,529
Corpay, Inc.(b)	4,966	1,614,447
Fidelity National Information Services, Inc.	36,761	1,873,341
Fiserv, Inc.(b)	38,181	2,378,294
Global Payments, Inc.	16,806	1,284,987
Jack Henry & Associates, Inc.	5,138	834,719
Mastercard, Inc., Class A	58,207	30,105,242
PayPal Holdings, Inc.	66,420	3,069,268
Visa, Inc., Class A	119,801	38,353,092
		81,989,919
Water Utilities–0.04%
American Water Works Co., Inc.	13,851	1,884,151
Wireless Telecommunication Services–0.17%
T-Mobile US, Inc.	34,142	7,411,887
Total Common Stocks & Other Equity Interests (Cost $1,338,881,450)		4,168,673,514
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds–2.69%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(d)(f)	41,034,803	$41,034,803
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(f)	74,282,658	74,282,658
Total Money Market Funds (Cost $115,317,461)		115,317,461
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $1,454,198,911)		4,283,990,975
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.17%
Invesco Private Government Fund, 3.64%(d)(f)(g)	13,994,538	13,994,538
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.81%(d)(f)(g)	36,236,589	$36,247,460
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,241,998)		50,241,998
TOTAL INVESTMENTS IN SECURITIES–101.14% (Cost $1,504,440,909)		4,334,232,973
OTHER ASSETS LESS LIABILITIES—(1.14)%		(48,886,351)
NET ASSETS–100.00%		$4,285,346,622
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2026	Dividend Income
Invesco Ltd.	$677,933	$21,121	$(3,507)	$134,681	$(517)	$829,711	$13,106
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	33,877,414	72,370,121	(65,212,732)	-	-	41,034,803	792,700
Invesco Treasury Portfolio, Institutional Class	60,990,363	134,401,654	(121,109,359)	-	-	74,282,658	1,416,973
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,977,149	97,506,248	(91,488,859)	-	-	13,994,538	142,418*
Invesco Private Prime Fund	20,777,139	191,626,528	(176,155,429)	(1,019)	241	36,247,460	387,094*
Total	$124,299,998	$495,925,672	$(453,969,886)	$133,662	$(276)	$166,389,170	$2,752,291

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	343	March-2026	$118,146,350	$(1,206,295)	$(1,206,295)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco S&P 500 Index Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,338,238,100)*	$4,167,843,803
Investments in affiliates, at value (Cost $166,202,809)	166,389,170
Cash	264
Receivable for:
Fund shares sold	2,590,422
Dividends	4,161,346
Investment for trustee deferred compensation and retirement plans	109,374
Other assets	117,343
Total assets	4,341,211,722
Liabilities:
Other investments:
Variation margin payable — futures contracts	540,497
Payable for:
Dividends	23
Fund shares reacquired	3,075,070
Collateral upon return of securities loaned	50,241,998
Accrued fees to affiliates	1,536,457
Accrued trustees’ and officers’ fees and benefits	3,171
Accrued other operating expenses	351,867
Trustee deferred compensation and retirement plans	116,017
Total liabilities	55,865,100
Net assets applicable to shares outstanding	$4,285,346,622
Net assets consist of:
Shares of beneficial interest	$1,469,733,400
Distributable earnings	2,815,613,222
$4,285,346,622
Net Assets:
Class A	$3,111,309,008
Class C	$445,677,370
Class R	$6,139,513
Class Y	$655,449,933
Class R6	$66,770,798
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	43,078,187
Class C	6,504,381
Class R	84,627
Class Y	8,908,557
Class R6	905,515
Class A:
Net asset value per share	$72.22
Maximum offering price per share (Net asset value of $72.22 ÷ 94.50%)	$76.42
Class C:
Net asset value and offering price per share	$68.52
Class R:
Net asset value and offering price per share	$72.55
Class Y:
Net asset value and offering price per share	$73.58
Class R6:
Net asset value and offering price per share	$73.74

*	At February 28, 2026, securities with an aggregate value of $48,746,653 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco S&P 500 Index Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $5,311)	$24,402,151
Dividends from affiliates (includes net securities lending income of $71,979)	2,294,758
Total investment income	26,696,909
Expenses:
Advisory fees	2,268,114
Administrative services fees	282,901
Custodian fees	9,264
Distribution fees:
Class A	3,700,645
Class C	2,163,561
Class R	6,080
Transfer agent fees — A, C, R and Y	2,317,246
Transfer agent fees — R6	7,399
Trustees’ and officers’ fees and benefits	23,846
Registration and filing fees	74,188
Licensing fees	355,289
Reports to shareholders	52,906
Professional services fees	41,736
Other	22,079
Total expenses	11,325,254
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(99,355)
Net expenses	11,225,899
Net investment income	15,471,010
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(696,811)
Affiliated investment securities	(276)
Futures contracts	9,744,235
9,047,148
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	249,076,422
Affiliated investment securities	133,662
Futures contracts	(5,057,939)
244,152,145
Net realized and unrealized gain	253,199,293
Net increase in net assets resulting from operations	$268,670,303
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco S&P 500 Index Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$15,471,010	$27,800,015
Net realized gain	9,047,148	4,941,179
Change in net unrealized appreciation	244,152,145	476,066,321
Net increase in net assets resulting from operations	268,670,303	508,807,515
Distributions to shareholders from distributable earnings:
Class A	(30,886,451)	(26,477,522)
Class C	(3,836,416)	(1,858,868)
Class R	(14,600)	—
Class Y	(7,112,261)	(7,145,803)
Class R6	(719,967)	(1,011,583)
Total distributions from distributable earnings	(42,569,695)	(36,493,776)
Share transactions–net:
Class A	122,996,347	155,557,132
Class C	(11,780,163)	(14,937,222)
Class R	6,109,070	—
Class Y	36,810,730	(29,809,569)
Class R6	2,900,578	(15,505,797)
Net increase in net assets resulting from share transactions	157,036,562	95,304,544
Net increase in net assets	383,137,170	567,618,283
Net assets:
Beginning of period	3,902,209,452	3,334,591,169
End of period	$4,285,346,622	$3,902,209,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco S&P 500 Index Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$68.28	$0.28	$4.39	$4.67	$(0.53)	$(0.20)	$(0.73)	$72.22	6.86%	$3,111,309	0.51%(d)	0.51%(d)	0.78%(d)	2%
Year ended 08/31/25	59.89	0.52	8.54	9.06	(0.48)	(0.19)	(0.67)	68.28	15.20	2,825,443	0.54	0.54	0.82	2
Year ended 08/31/24	47.86	0.53	12.02	12.55	(0.52)	—	(0.52)	59.89	26.45	2,328,665	0.54	0.54	1.00	1
Year ended 08/31/23	41.94	0.51	5.84	6.35	(0.43)	—	(0.43)	47.86	15.33	1,681,628	0.54	0.54	1.18	2
Year ended 08/31/22	48.42	0.44	(5.97)	(5.53)	(0.39)	(0.56)	(0.95)	41.94	(11.70)	1,392,433	0.54	0.54	0.95	2
Year ended 08/31/21	37.59	0.39	10.94	11.33	(0.43)	(0.07)	(0.50)	48.42	30.46	1,544,523	0.54	0.54	0.93	5
Class C
Six months ended 02/28/26	64.90	0.02	4.17	4.19	(0.37)	(0.20)	(0.57)	68.52	6.47 (e)	445,677	1.22 (d)(e)	1.22 (d)(e)	0.07 (d)(e)	2
Year ended 08/31/25	57.00	0.05	8.12	8.17	(0.08)	(0.19)	(0.27)	64.90	14.36	433,106	1.29	1.29	0.07	2
Year ended 08/31/24	45.60	0.13	11.46	11.59	(0.19)	—	(0.19)	57.00	25.50	394,608	1.29	1.29	0.25	1
Year ended 08/31/23	40.17	0.18	5.58	5.76	(0.33)	—	(0.33)	45.60	14.49 (e)	330,698	1.28 (e)	1.28 (e)	0.44 (e)	2
Year ended 08/31/22	46.48	0.09	(5.75)	(5.66)	(0.09)	(0.56)	(0.65)	40.17	(12.38)	329,140	1.29	1.29	0.20	2
Year ended 08/31/21	36.09	0.12	10.52	10.64	(0.18)	(0.07)	(0.25)	46.48	29.65 (e)	400,963	1.18 (e)	1.18 (e)	0.29 (e)	5
Class R
Period ended 02/28/26(f)	70.45	0.16	2.28	2.44	(0.14)	(0.20)	(0.34)	72.55	3.04	6,140	0.76 (d)	0.76 (d)	0.53 (d)	2
Class Y
Six months ended 02/28/26	69.52	0.37	4.47	4.84	(0.58)	(0.20)	(0.78)	73.58	6.99	655,450	0.26 (d)	0.26 (d)	1.03 (d)	2
Year ended 08/31/25	60.93	0.68	8.71	9.39	(0.61)	(0.19)	(0.80)	69.52	15.51	583,349	0.29	0.29	1.07	2
Year ended 08/31/24	48.67	0.67	12.22	12.89	(0.63)	—	(0.63)	60.93	26.75	542,736	0.29	0.29	1.25	1
Year ended 08/31/23	42.57	0.63	5.94	6.57	(0.47)	—	(0.47)	48.67	15.63	450,318	0.29	0.29	1.43	2
Year ended 08/31/22	49.12	0.56	(6.05)	(5.49)	(0.50)	(0.56)	(1.06)	42.57	(11.48)	284,424	0.29	0.29	1.20	2
Year ended 08/31/21	38.11	0.50	11.10	11.60	(0.52)	(0.07)	(0.59)	49.12	30.80	286,102	0.29	0.29	1.18	5
Class R6
Six months ended 02/28/26	69.66	0.40	4.48	4.88	(0.60)	(0.20)	(0.80)	73.74	7.03	66,771	0.17 (d)	0.17 (d)	1.12 (d)	2
Year ended 08/31/25	61.04	0.75	8.72	9.47	(0.66)	(0.19)	(0.85)	69.66	15.62	60,312	0.19	0.19	1.17	2
Year ended 08/31/24	48.75	0.74	12.22	12.96	(0.67)	—	(0.67)	61.04	26.87	68,583	0.19	0.19	1.35	1
Year ended 08/31/23	42.61	0.67	5.95	6.62	(0.48)	—	(0.48)	48.75	15.74	23,920	0.20	0.20	1.52	2
Year ended 08/31/22	49.15	0.60	(6.05)	(5.45)	(0.53)	(0.56)	(1.09)	42.61	(11.40)	16,438	0.20	0.20	1.29	2
Year ended 08/31/21	38.13	0.53	11.09	11.62	(0.53)	(0.07)	(0.60)	49.15	30.86	12,765	0.24	0.24	1.23	5

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.96%, 0.99% and 0.89% for the six months ended February 28, 2026 and the years ended August 31, 2023 and 2021, respectively.

(f)	Commencement Date of September 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco S&P 500 Index Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
 The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. On September 30, 2025, the Fund began offering Class R shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
14
Invesco S&P 500 Index Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
15
Invesco S&P 500 Index Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2026, the Fund paid the Adviser $1,794 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Other Risks - The Fund intends to be diversified in approximately the same proportion as the S&P 500® Index (the "Underlying Index") is diversified. The Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.11%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $61,771.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
16
Invesco S&P 500 Index Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $306,053 in front-end sales commissions from the sale of Class A shares and $2,735 and $20,083 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended February 28, 2026, the Fund incurred $6,271 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,168,673,514	$—	$—	$4,168,673,514
Money Market Funds	115,317,461	50,241,998	—	165,559,459
Total Investments in Securities	4,283,990,975	50,241,998	—	4,334,232,973
Other Investments - Liabilities*
Futures Contracts	(1,206,295)	—	—	(1,206,295)
Total Investments	$4,282,784,680	$50,241,998	$—	$4,333,026,678

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
17
Invesco S&P 500 Index Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(1,206,295)
Derivatives not subject to master netting agreements	1,206,295
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$9,744,235
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(5,057,939)
Total	$4,686,296
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$117,483,640

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $37,584.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of August 31, 2025.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $179,119,355 and $64,859,332, respectively. As of February 28, 2026, the aggregate cost of
18
Invesco S&P 500 Index Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,858,299,814
Aggregate unrealized (depreciation) of investments	(50,678,976)
Net unrealized appreciation of investments	$2,807,620,838
Cost of investments for tax purposes is $1,525,405,840.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	3,943,117	$283,945,301	6,511,081	$404,071,225
Class C	780,437	53,078,331	1,731,600	102,771,546
Class R(b)	85,184	6,149,874	-	-
Class Y	1,360,384	98,539,510	2,937,900	186,453,566
Class R6	116,533	8,526,880	289,659	18,235,503
Issued as reinvestment of dividends:
Class A	386,670	27,472,920	369,536	23,613,379
Class C	53,196	3,590,734	28,434	1,735,891
Class R(b)	204	14,552	-	-
Class Y	83,605	6,047,948	93,017	6,040,546
Class R6	9,380	679,954	15,086	980,886
Automatic conversion of Class C shares to Class A shares:
Class A	400,006	28,725,912	901,636	56,532,370
Class C	(421,319)	(28,725,912)	(946,621)	(56,532,370)
Reacquired:
Class A	(3,030,370)	(217,147,786)	(5,287,162)	(328,659,842)
Class C	(581,652)	(39,723,316)	(1,062,520)	(62,912,289)
Class R(b)	(761)	(55,356)	-	-
Class Y	(926,979)	(67,776,728)	(3,546,565)	(222,303,681)
Class R6	(86,232)	(6,306,256)	(562,423)	(34,722,186)
Net increase in share activity	2,171,403	$157,036,562	1,472,658	$95,304,544

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement Date of September 30, 2025.
19
Invesco S&P 500 Index Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
20
Invesco S&P 500 Index Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
MS-SPI-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Senior Floating Rate Fund
Nasdaq:
A: OOSAX ■ C: OOSCX ■ R: OOSNX ■ Y: OOSYX ■ R5: SFRRX ■ R6: OOSIX

2	Schedule of Investments
20	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
34	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–85.03%(b)(c)
Aerospace & Defense–3.31%
Arxis
Delayed Draw Term Loan (3 mo. Term SOFR + 2.50%)	6.15%	02/26/2032		$41	$40,924
Delayed Draw Term Loan(d)	0.00%	02/26/2032		168	168,281
Term Loan (3 mo. Term SOFR + 2.75%)	6.17%	02/26/2032		2,208	2,207,542
AVS (Ramudden Global) (Germany)
Term Loan(e)	–	02/14/2033	EUR	1,543	1,825,405
Term Loan B-4 (3 mo. EURIBOR + 3.50%)	5.43%	12/10/2029	EUR	3,000	3,553,432
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	6.17%	07/01/2031		2,032	2,039,319
Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	07/01/2031		3,566	3,576,679
CACI International, Inc., Term Loan B(e)	–	02/25/2033		4,832	4,835,193
Element Materials Tech Group, Inc., Term Loan (3 mo. Term SOFR + 4.25%)	7.35%	07/06/2029		2,990	3,007,355
Fairbanks Morse Defense (Arcline FM Holding LLC), Term Loan B(e)	–	06/23/2030		935	938,406
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	7.54%	04/30/2028		9,644	8,017,932
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	09/23/2031		8,319	8,333,504
OneSky Flight LLC, Term Loan B (1 mo. Term SOFR + 2.75%)(f)	6.40%	02/04/2033		2,850	2,844,843
PennAero (Takeoff Buyer, Inc.)
Delayed Draw Term Loan(d)	0.00%	02/04/2033		504	505,787
Term Loan B(e)	–	02/04/2033		3,149	3,161,171
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	7.52%	02/01/2028		14,365	12,353,699
Propulsion (BC) Newco LLC (aka ITP Aero) (Spain), Term Loan (3 mo. Term SOFR + 2.50%)	8.50%	11/30/2032		7,283	7,295,254
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	03/17/2030		4,965	4,974,324
TransDigm, Inc.
Term Loan J (3 mo. Term SOFR + 3.25%)	6.17%	02/28/2031		2,417	2,419,934
Term Loan K (3 mo. Term SOFR + 2.25%)	5.92%	03/22/2030		12,345	12,347,701
Term Loan M (1 mo. Term SOFR + 2.50%)	6.17%	08/19/2032		1,652	1,653,024
					86,099,709
Air Transport–1.47%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	04/20/2028		17,855	17,855,439
Term Loan B (3 mo. Term SOFR + 3.25%)	6.42%	05/07/2032		1,663	1,666,832
American Airlines, Inc.
Term Loan (1 mo. Term SOFR + 2.25%)	6.26%	06/04/2029		9,643	9,643,047
Term Loan B (3 mo. Term SOFR + 2.25%)	6.00%	02/15/2028		54	54,001
Stonepeak Nile Parent LLC, Term Loan B-1 (3 mo. Term SOFR + 2.25%)	5.92%	04/11/2032		4,540	4,537,452
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.25%)	6.42%	02/14/2031		4,512	4,512,580
					38,269,351
Automotive–3.02%
American Axle & Manufacturing, Inc., Term Loan C (1 mo. Term SOFR + 3.25%)	6.91%	02/24/2032		3,473	3,466,509
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.79%	04/06/2028		4,034	4,025,126
Belron Group S.A. (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.00%)	5.66%	10/16/2031		5,891	5,900,508
DexKo Global, Inc. (Germany), Incremental First Lien Term Loan (1 mo. Term SOFR + 4.25%)	7.92%	10/04/2028		4,652	4,661,434
Highline Aftermarket Acquisition LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	02/15/2030		8,895	8,917,951
Lippert Components, Inc., Term Loan (1 mo. Term SOFR + 2.25%)(f)	5.92%	03/25/2032		3,936	3,960,615
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.17%	04/23/2031		4,690	4,694,400
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	05/04/2028		12,986	12,975,599
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.14%	10/01/2032		5,247	5,253,978
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	10/09/2031		6,582	6,587,284
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	01/28/2032		10,438	10,427,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	07/16/2031		$3,479	$3,324,878
Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	01/30/2031		4,382	4,363,714
					78,559,142
Beverage & Tobacco–0.45%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	07/31/2028		10,047	10,015,544
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 7.00%)(f)	10.67%	09/30/2030		5,320	798,028
Term Loan (3 mo. Term SOFR + 7.00%)(f)	10.67%	09/30/2030		1,757	790,817
Savor Acquisition, Inc. (Sauer Brands), Term Loan B (1 mo. Term SOFR + 3.25%)	6.67%	02/04/2032		143	142,850
					11,747,239
Brokers, Dealers & Investment Houses–0.84%
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	11/25/2031		2,513	2,438,769
EP Wealth Advisors LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	10/06/2032		1,910	1,900,138
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(d)	0.00%	08/16/2032		1,990	1,949,877
Term Loan B (1 mo. Term SOFR + 3.50%)	7.17%	08/16/2032		11,657	11,420,709
Orion US Finco (OSTTRA), Term Loan B (3 mo. Term SOFR + 3.50%)	7.15%	10/08/2032		4,126	4,063,647
					21,773,140
Building & Development–4.29%
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	09/08/2032		12,409	12,383,789
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 11/18/2024-06/25/2025; Cost $11,932,433)(f)(g)	8.93%	08/03/2029		15,804	9,469,814
Term Loan A (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $4,295,366)(f)(g)	9.43%	08/03/2029		4,710	4,502,046
Term Loan B (3 mo. Term SOFR + 5.76%) (Acquired 11/18/2024-06/25/2025; Cost $4,571,242)(f)(g)	9.43%	08/03/2029		4,647	4,442,032
Gibraltar Industries, Term Loan B (1 mo. Term SOFR + 2.75%)(f)	8.00%	01/29/2033		2,331	2,336,726
Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	09/17/2032		3,999	4,001,180
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	06/17/2031		8,017	7,430,953
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	6.92%	12/22/2031		4,620	4,638,640
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.50%) (Acquired 09/19/2023-07/08/2024; Cost $10,725,175)(g)	7.27%	04/01/2028		11,573	8,520,652
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(d)	0.00%	10/27/2032		763	760,927
Term Loan B (1 mo. Term SOFR + 4.00%)	7.67%	10/18/2032		8,258	8,231,850
Janus International Group, LLC, Term Loan B (3 mo. Term SOFR + 2.00%)	5.66%	08/03/2030		1,399	1,396,731
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	6.42%	03/28/2031		2,035	2,023,978
Modulaire (BCP-V Modular/Algeco) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.43%)	6.44%	07/31/2031	EUR	1,500	1,674,564
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	7.92%	04/29/2029		12,413	8,349,771
Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan(d)	0.00%	10/01/2032		542	543,575
Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	10/15/2032		2,813	2,819,522
Pye-Barker Fire and Safety LLC
Delayed Draw Term Loan(d)	0.00%	12/16/2032		1,227	1,229,266
Term Loan B (1 mo. Term SOFR + 2.50%)	6.20%	12/09/2032		8,209	8,226,628
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	03/19/2029		3,725	3,729,308
Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	02/15/2032		3,223	3,224,527
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.92%	04/14/2031		4,208	4,210,835
TAMKO Building Products LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	09/20/2030		5,603	5,612,766
Tecta America Corp., Term Loan (1 mo. Term SOFR + 2.75%)	6.42%	02/18/2032		1,686	1,689,478
					111,449,558
Business Equipment & Services–7.69%
Allied Universal Holdco LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	08/20/2032		12,560	12,580,990
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Azuria Water Solutions, Inc
Delayed Draw Term Loan(d)	0.00%	01/27/2033		$634	$626,810
Term Loan(e)	–	01/27/2033		4,755	4,701,073
Azuria Water Solutions, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	05/17/2028		5,691	5,656,275
Cimpress USA, Inc., Term Loan S (1 mo. Term SOFR + 2.50%)	6.17%	05/17/2028		7,141	7,158,814
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	08/09/2032		2,810	2,615,730
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	6.92%	03/21/2031		3,834	3,572,960
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	11.43%	02/12/2029		3,742	3,096,359
Term Loan (3 mo. Term SOFR + 4.00%)	7.93%	02/10/2028		15,077	13,142,517
Garda World Security Corp. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	02/01/2029		13,768	13,764,013
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.42%	05/12/2028		13,453	10,750,547
Heron BidCo, LLC (Heidrick & Struggles International Inc), Term Loan B (3 mo. Term SOFR + 4.00%)	7.74%	12/10/2032		6,202	6,197,184
Kantar Media (United Kingdom), Delayed Draw Term Loan (3 mo. EURIBOR + 3.25%)	6.28%	07/30/2032	EUR	1,000	1,148,001
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	7.85%	10/25/2029	EUR	7,138	5,549,472
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	7.67%	08/11/2028		7,938	6,299,229
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.50%) (Acquired 06/30/2023-02/16/2024; Cost $22,562,605)(f)(g)	11.43%	06/30/2028		22,551	22,540,003
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	11/17/2031		1,790	1,749,462
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)	7.17%	03/02/2028		4,542	4,542,474
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.75%) (Acquired 11/12/2021-01/05/2022; Cost $8,547,412)(g)	8.52%	07/27/2027		8,696	4,203,797
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.25%)	6.42%	09/30/2031		5,638	4,989,825
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.42%	06/25/2032		7,380	7,380,189
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.17%	11/05/2032		14,371	13,927,676
Socotec (Holding SAS) (France), Term Loan (1 mo. Term SOFR + 2.75%)	6.42%	06/02/2031		1,488	1,493,495
Spin Holdco, Inc.
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	09/04/2030		29,323	22,994,398
Term Loan B (3 mo. Term SOFR + 5.43%)	9.10%	09/28/2030		8,228	8,434,428
team.blue Finco S.a.r.l. (Netherlands), Term Loan (3 mo. Term SOFR + 3.25%)(f)	6.92%	07/12/2032		2,971	2,569,983
Thermostat Purchaser III, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.92%	08/31/2028		1,647	1,627,724
VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)	6.29%	10/07/2032		6,525	6,528,953
					199,842,381
Cable & Satellite Television–2.40%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.02%	10/31/2027	EUR	1,365	1,205,078
Term Loan (3 mo. Term SOFR + 5.00%)	8.67%	10/31/2027		12,189	9,034,786
Term Loan B (3 mo. EURIBOR + 5.00%)	7.02%	10/31/2027	EUR	3,264	2,881,697
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.50%)	6.29%	09/01/2028		1,084	1,017,873
Term Loan B-1 (1 mo. Term SOFR + 2.75%)	6.92%	09/18/2030		8,963	8,358,480
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	7.80%	04/30/2028		1,063	1,059,340
Term Loan B-12 (3 mo. Term SOFR + 5.06%)	8.74%	10/30/2028		16,785	16,757,427
Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.05%	05/14/2029		7,037	7,024,136
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	8.89%	05/31/2031	EUR	3,632	4,334,577
Versant Media Group, Inc., Term Loan B	7.16%	01/30/2031		7,121	7,128,491
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.25%)	7.02%	01/31/2029		29	28,152
Term Loan Y (6 mo. Term SOFR + 3.25%)	7.05%	03/31/2031		3,881	3,637,300
					62,467,337
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–3.54%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan 12 (3 mo. Term SOFR + 6.90%)(f)	6.31%	02/03/2028		$5,009	$4,222,249
Incremental Term Loan 13 (3 mo. Term SOFR + 6.90%)(f)	6.16%	08/06/2026		77	64,645
Revolver Loan(d)(f)	0.00%	06/29/2026		178	177,475
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	8.92%	12/14/2029		7,937	7,134,954
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	6.66%	11/01/2030		4,594	4,605,869
Discovery Purchaser Corp. (BES), Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	10.65%	10/04/2030		1,420	1,353,678
Eastman Tire Additives (River Buyer, Inc.)
First Lien Term Loan (3 mo. Term SOFR + 6.25%)	9.91%	05/28/2026		6,239	3,839,687
First Lien Term Loan (3 mo. Term SOFR + 5.51%)	9.17%	08/01/2029		7,677	733,157
Flint Group (ColourOz Inv) (Germany)
Term Loan (6 mo. EURIBOR + 4.25%)	6.29%	12/31/2026	EUR	8,152	9,271,537
Term Loan (6 mo. EURIBOR + 6.00%)(f)	8.03%	12/31/2027	EUR	270	307,837
Term Loan (3 mo. Term SOFR + 5.00%)	8.18%	12/31/2026		4,020	3,863,988
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(d)(f)	0.00%	01/10/2029		378	378,457
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(f)	8.16%	01/10/2029		3,802	3,801,862
Revolver Loan(d)(f)	0.00%	01/10/2029		661	660,888
Revolver Loan (3 mo. Term SOFR + 4.50%)(f)	8.24%	01/10/2029		1,175	1,174,911
Ineos Quattro (STYRO), Term Loan B(e)	–	04/02/2029		1,840	1,506,058
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.92%	02/18/2030		4,695	3,970,497
Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	02/07/2031		6,234	5,330,142
Oxea Corp. (OQ Chemicals) (Oman)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	6.28%	04/07/2031	EUR	6,586	5,626,503
Term Loan B-2 (3 mo. Term SOFR + 3.50%)	8.00%	04/07/2031		15,161	11,165,904
Proampac PG Borrower LLC, Term Loan (1 mo. Term SOFR + 4.00%)	7.67%	09/15/2028		12,653	12,510,208
USALCO LLC
Delayed Draw Term Loan(d)	0.00%	09/30/2031		281	281,430
Term Loan (1 mo. Term SOFR + 3.50%)	7.17%	09/30/2031		2,698	2,704,278
V Global Holdings LLC
Revolver Loan (1 mo. USD LIBOR + 5.75%)(f)	9.52%	01/02/2029		325	303,316
Revolver Loan(d)(f)	0.00%	01/02/2029		565	526,982
Term Loan (3 mo. Term SOFR + 2.70%)(f)	9.55%	01/02/2029		7,123	6,639,056
					92,155,568
Clothing & Textiles–0.65%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	5.92%	02/12/2032		3,925	3,897,992
Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	12/21/2028		3,005	3,000,292
Beach Acquisition Bidco LLC (Skechers), Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	09/12/2032		4,390	4,410,817
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	08/26/2031		5,695	5,687,981
					16,997,082
Conglomerates–0.19%
CoorsTek, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	10/28/2032		4,989	5,021,240
Containers & Glass Products–3.64%
Berlin Packaging LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.92%	06/07/2031		11,559	11,518,424
BradyPLUS Holdings LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	12/13/2032		8,752	8,700,210
Consolidated Container Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	06/11/2031		6,896	6,677,158
Flex Acquisition Co., Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	04/30/2032		7,764	7,696,331
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.75%)	8.52%	06/28/2028		7,240	7,087,858
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%)(f)	10.32%	11/22/2027		16,802	16,235,621
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	8.92%	10/04/2028		5,412	5,411,508
Term Loan A-2 (1 mo. Term SOFR + 3.86%)	5.28%	10/04/2028		8,352	6,333,505
Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	09/24/2032		6,525	6,526,772
Pregis Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	7.67%	02/01/2029		5,651	5,672,741
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.75%)	6.40%	07/12/2029		5,312	5,320,029
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Ring Container Technologies Group LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	09/10/2032		$3,674	$3,680,890
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	03/03/2031		3,968	3,809,758
					94,670,805
Cosmetics & Toiletries–1.11%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.42%	01/30/2031		15,020	15,053,850
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.17%	08/15/2028		3,636	3,610,161
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan (3 mo. Term SOFR + 3.25%)	6.93%	12/30/2032		4,965	4,971,186
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	6.78%	06/29/2028	EUR	4,800	5,202,349
					28,837,546
Drugs–0.15%
Alkermes, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	6.42%	08/12/2031		2,292	2,292,362
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.77%	11/15/2027		1,615	1,614,604
					3,906,966
Ecological Services & Equipment–1.63%
Anticimex Global AB (Sweden), Term Loan (3 mo. Term SOFR + 2.90%)	6.56%	11/17/2031		3,787	3,798,153
Arden University (BidCo Ltd.) (United Kingdom), Term Loan (3 mo. EURIBOR + 4.75%)	6.76%	10/13/2032	EUR	2,802	3,209,208
Deep Blue Midland Basin LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	10/01/2032		4,064	4,086,716
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.92%	09/20/2030		8,660	8,721,150
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.27%	03/03/2032		7,717	7,736,714
Groundworks LLC, Term Loan (1 mo. Term SOFR + 3.50%)	6.67%	03/14/2031		8,140	8,151,513
MIP V Waste LLC (GreenWaste), Term Loan B (3 mo. Term SOFR + 2.75%)(f)	6.42%	08/13/2032		661	662,018
OGF (VESCAP/Obol France 3/PHM) (Netherlands), Term Loan B (3 mo. EURIBOR + 5.00%)	7.10%	12/29/2028	EUR	1,500	1,771,301
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.50%)	6.42%	10/24/2031		4,221	4,235,882
					42,372,655
Electronics & Electrical–7.07%
Allegro MicroSystems, Inc. (Japan), Term Loan B (1 mo. Term SOFR + 1.75%)(f)	5.42%	01/28/2030		507	505,294
Boxer Parent Co., Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	07/30/2031		4,426	4,090,995
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.44%	11/30/2029		4,348	4,075,817
Exclusive (Networks Everest/Etna French Bidco) (France)
Delayed Draw Term Loan(e)	–	12/10/2031	EUR	52	59,229
Delayed Draw Term Loan(d)	0.00%	12/10/2031		69	77,941
Term Loan B-1 (3 mo. EURIBOR + 4.50%)	0.00%	12/14/2031	EUR	755	853,970
Term Loan B-2 (3 mo. EURIBOR + 4.50%)	0.00%	12/14/2031	EUR	373	422,061
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(f)	8.15%	12/14/2031		3,307	3,133,493
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(f)	8.15%	12/05/2031		1,647	1,560,878
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (6 mo. Term SOFR + 3.00%)	6.88%	09/10/2032		9,044	9,060,841
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	7.92%	09/30/2028		11,505	11,310,825
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	7.00%	10/17/2028	EUR	953	815,909
Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%)(f)	9.91%	03/02/2028		2,180	2,168,896
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	7.68%	03/02/2028		8,871	8,593,719
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	10.93%	03/02/2029		1,609	1,512,051
ION Platform Finance US, Inc.
Term Loan (3 mo. Term SOFR + 3.75%)	7.42%	09/30/2032		12,440	10,285,958
Term Loan B (3 mo. EURIBOR + 4.00%)	0.00%	09/30/2032	EUR	5,000	4,795,081
KnowBe4 (aka Oranje MidCo. LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.42%	07/26/2032		5,265	4,567,512
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. Term SOFR + 7.72%)(f)	10.75%	08/17/2028		3,814	3,702,984
Term Loan B (6 mo. GBP SONIA + 6.78%)(f)	10.49%	07/10/2028	GBP	2,855	3,735,597
Mavenir Systems, Inc., Second Lien Term Loan(f)	12.00%	07/26/2030		1,242	900,424
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	9.92%	07/27/2028		$7,867	$7,814,259
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	03/01/2029		7,411	6,497,494
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	7.92%	07/01/2031		7,211	6,384,591
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 7.00%) (Acquired 01/14/2022-06/10/2025; Cost $6,280,953)(f)(g)	9.07%	03/03/2028	EUR	5,552	1,646,714
Proofpoint, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	08/31/2028		13,322	12,791,614
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.07%	02/01/2029		13,531	9,215,342
First Lien Term Loan (1 mo. Term SOFR + 6.00%)	9.67%	02/01/2029		7,642	7,626,546
RANGE RED OPER, Inc., Second Lien Term Loan(e)(f)	–	10/01/2029		3	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.67%	04/05/2030		17,769	13,468,713
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 08/16/2023-09/11/2025; Cost $10,394,848)(g)	8.67%	05/18/2028		10,563	3,455,667
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (1 mo. Term SOFR + 2.75%)	6.42%	10/31/2031		5,986	5,749,651
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	04/17/2031		3,618	3,471,103
Ultimate Software Group, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	6.17%	02/10/2031		3,690	3,502,697
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)(f)	6.68%	11/20/2028		9,313	9,010,118
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(f)	7.62%	05/31/2029	EUR	9,727	11,493,152
Term Loan B-2 (6 mo. Term SOFR + 5.93%)(f)	9.84%	05/31/2029		5,491	5,491,103
					183,848,239
Farming/Agriculture–0.14%
Rovensa (Root Bidco S.a.r.l.) (Luxembourg), Term Loan (3 mo. EURIBOR + 5.00%)	7.02%	09/27/2030	EUR	3,000	3,528,796
Financial Intermediaries–2.72%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(d)(f)	0.00%	10/01/2032	EUR	1,079	1,274,389
Term Loan (1 mo. EURIBOR + 10.50%)(f)	10.50%	01/01/2030	EUR	821	969,538
Term Loan (3 mo. EURIBOR + 4.00%)(f)	6.02%	01/15/2030	EUR	8,021	8,890,562
Term Loan (1 yr. EURIBOR + 0.02%)(f)	0.02%	10/31/2031	EUR	6,562	0
AssetMark Financial Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.16%	09/05/2031		3,518	3,460,066
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	06/13/2031		8,324	7,993,120
Citrin Cooperman Advisors LLC
Delayed Draw Term Loan(d)	0.00%	04/01/2032		951	922,389
Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	03/31/2032		8,131	7,805,991
Eisner Advisory Group LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 4.00%)(f)	7.67%	02/28/2031		1,222	1,219,330
Delayed Draw Term Loan(d)(f)	0.00%	02/28/2031		1,072	1,069,588
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.67%	02/28/2031		9,914	9,649,289
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	06/02/2031		15,761	14,691,289
Hightower Holding LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.41%	02/03/2032		3,229	3,190,580
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.67%	01/14/2033		8,085	7,903,331
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	06/18/2029		1,654	1,637,485
					70,676,947
Food & Drug Retailers–0.04%
Prosol (Helia Bidco/ZF Invest/ZF Bidco) (France), Term Loan B (e)	–	07/12/2033	EUR	806	956,493
Food Products–2.59%
Arnott’s (Snacking Investments US LLC), Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	10/08/2032		4,970	4,975,826
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	6.12%	02/12/2027	EUR	6,100	6,420,926
Cerelia (France), Term Loan B(e)	–	06/24/2032	EUR	711	839,601
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.79%	12/08/2028		1,391	1,395,034
Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.92%	10/22/2032		2,798	2,811,071
Flora Foods (Netherlands), Term Loan (3 mo. Term SOFR + 4.25%)	7.90%	10/31/2030		9,897	9,691,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)	9.15%	10/15/2030		$4,131	$4,093,633
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.15%	10/15/2030		3,025	2,997,099
Second Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.65%	10/15/2030		72	53,031
Second Lien Term Loan A (3 mo. Term SOFR + 5.11%)	8.76%	10/15/2030		15,988	11,736,239
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.65%	10/15/2030		2,509	1,841,829
Second Lien Term Loan C (3 mo. Term SOFR + 5.11%)	8.76%	10/15/2030		664	487,390
Term Loan C (3 mo. Term SOFR + 5.50%)	9.15%	10/15/2030		475	470,350
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)	11.76%	04/15/2031		3,533	1,236,743
Glacier/Iceberg Acquisitions UK Ltd. (United Kingdom), Term Loan(e)	–	02/11/2033	EUR	2,000	2,325,779
Shearer’s Foods LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	02/12/2031		5,739	5,580,099
Solina Group Services (Powder Bidco) (France), Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	03/07/2029		2,957	2,979,543
TreeHouse Foods, Inc., Term Loan B(e)	–	02/03/2033		4,972	4,912,014
Valeo Foods (Platform Bidco Ltd) (Ireland), Term Loan(e)	–	09/29/2031	EUR	467	542,282
Valeo Foods (Platform Bidco Ltd.), Term Loan B(e)	–	09/29/2028	EUR	1,736	2,030,490
					67,420,352
Food Service–1.56%
Areas (Pax Midco Spain) (Spain), Term Loan (6 mo. EURIBOR + 3.50%)	5.64%	12/31/2029	EUR	8,000	9,272,016
Gategroup (Switzerland), Term Loan (3 mo. Term SOFR + 3.50%)	7.20%	06/10/2032		3,221	3,233,786
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	12/15/2030		8,817	8,797,229
Selecta Group B.V. (Netherlands)
Revolver Loan(d)(f)	0.00%	08/01/2030		2,512	2,890,254
Revolver Loan (6 mo. EURIBOR + 5.50%)(f)	7.66%	08/01/2030	EUR	6,716	7,728,014
Upfield B.V. (Netherlands), Term Loan (6 mo. EURIBOR + 4.25%)	6.35%	04/02/2029	EUR	3,000	3,474,932
WW International, Inc., Term Loan (3 mo. Term SOFR + 6.80%)	10.49%	06/24/2030		6,014	5,164,036
					40,560,267
Forest Products–1.14%
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	11/29/2030		10,047	10,053,418
NewLife Forest Restoration LLC, Term Loan (Acquired 01/29/2024-02/27/2026; Cost $5,887,931)(e)(f)(g)	–	04/10/2029		5,678	5,678,099
Proampac PG Borrower LLC, Term Loan(e)(f)	–	09/15/2028		14,065	13,906,353
					29,637,870
Health Care–6.53%
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	12/10/2028		6,651	6,349,233
BioMarin Pharmaceutical, Inc., Term Loan(e)	–	01/28/2033		2,293	2,294,003
Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	6.96%	08/30/2032		6,276	6,293,105
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.09%	02/16/2029	EUR	7,125	6,303,652
Incremental Term Loan D (6 mo. EURIBOR + 5.45%)	7.59%	02/16/2029	EUR	3,500	3,119,504
Term Loan B (6 mo. EURIBOR + 3.70%)	5.84%	06/30/2028	EUR	12,494	11,023,366
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)(f)	6.42%	06/26/2031		499	500,247
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.17%	10/01/2032		9,850	9,863,037
Hologic, Inc., Term Loan B(e)	–	01/14/2033		9,486	9,385,418
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.25%)	8.75%	03/15/2032		5,900	5,884,978
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(f)	6.42%	09/07/2028		4,669	4,663,106
MB2 Dental Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.17%	02/13/2031		565	570,898
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.17%	02/15/2031		676	682,748
Delayed Draw Term Loan(d)(f)	0.00%	02/13/2031		398	401,800
Revolver Loan(d)(f)	0.00%	02/13/2031		329	329,034
Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.17%	02/13/2031		4,668	4,714,790
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (3 mo. Term SOFR + 5.25%)	8.94%	12/17/2028		3,601	3,114,783
Term Loan (3 mo. Term SOFR + 4.00%)	7.69%	12/17/2028		9,839	8,309,019
Term Loan (1 mo. Term SOFR + 4.11%)	7.79%	12/17/2028		6,315	2,976,097
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Median Kliniken (Median B.V, Remedco GER B.V) (Netherlands), Term Loan (3 mo. EURIBOR + 4.93%)	6.94%	10/14/2027	EUR	1,939	$2,235,856
Opella (France), Term Loan (3 mo. Term SOFR + 3.00%)	6.69%	04/28/2032		$10,609	10,609,922
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	5.92%	05/19/2031		5,432	5,265,922
PAREXEL International Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	12/09/2031		3,331	3,296,454
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.67%	06/30/2028		4,539	4,543,253
Precision Medicine Group LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	08/13/2032		7,032	7,039,020
Quidel Ortho Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	7.67%	08/13/2032		6,742	6,748,645
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	09/15/2032		1,348	1,352,911
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.18%	12/04/2031		10,448	10,439,261
Summit Behavioral Healthcare LLC
First Lien Term Loan (3 mo. Term SOFR + 4.51%)	8.18%	12/31/2029		6,152	5,249,354
Term Loan (3 mo. Term SOFR + 6.01%)	9.68%	12/31/2029		719	741,683
TEAM Services Group LLC
Term Loan B (1 mo. Term SOFR + 5.25%)	8.92%	12/20/2027		7,134	7,136,938
Term Loan B (3 mo. Term SOFR + 5.00%)	8.93%	12/20/2027		1,798	1,798,353
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	7.38%	07/18/2031		14,860	10,996,587
US Fertility Enterprises LLC
Delayed Draw Term Loan(d)	0.00%	12/30/2032		727	729,506
Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	12/10/2032		4,797	4,814,738
					169,777,221
Home Furnishings–1.43%
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.25%)	6.67%	01/17/2032		2,934	2,937,356
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	12/02/2031		9,893	9,905,349
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(f)	11.28%	06/29/2028		748	749,704
Term Loan (3 mo. Term SOFR + 7.50%)	11.29%	06/29/2028		10,583	9,967,148
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	5.91%	10/24/2031		5,808	5,844,507
Weber-Stephen Products LLC, Term Loan (3 mo. Term SOFR + 3.75%)	7.41%	10/01/2032		7,873	7,888,662
					37,292,726
Industrial Equipment–4.17%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	5.92%	08/19/2031		8,278	8,286,385
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	03/15/2030		2,518	2,523,844
Columbus Mckinnon Corp., Term Loan B (1 mo. Term SOFR + 3.50%)	7.16%	01/31/2033		3,702	3,695,904
CompoSecure Holdings L.L.C., Term Loan B (1 mo. Term SOFR + 2.25%)	5.91%	01/07/2033		1,209	1,204,507
Cooper Machinery/Astro Acquisition, Term Loan (6 mo. Term SOFR + 3.25%)	7.12%	08/13/2032		3,422	3,443,094
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	10/11/2030		6,573	6,619,518
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.25%)	6.12%	08/04/2031		3,983	3,973,244
Term Loan B (1 mo. Term SOFR + 2.50%)	5.92%	05/31/2030		464	463,094
Flow Merger Sub., Inc., Term Loan B(e)	–	03/04/2033		976	973,456
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(d)(f)	0.00%	06/04/2026		10,250	9,481,250
Term Loan B (3 mo. Term SOFR + 5.26%)	8.93%	02/15/2029		10,399	9,256,941
LSF12 Helix Parent LLC (Hillenbrand), Term Loan B (1 mo. Term SOFR + 3.50%)	7.17%	01/21/2033		1,571	1,571,622
Madison IAQ LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.13%	06/21/2028		1,758	1,762,062
Term Loan (6 mo. Term SOFR + 2.75%)	6.38%	11/08/2032		11,796	11,837,004
Rehlko, Term Loan (3 mo. Term SOFR + 3.00%)	6.66%	05/01/2031		10,350	10,362,598
Sabre Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.18%	08/13/2032		3,500	3,501,279
SGB-SMIT MidCo GmbH (Netherlands), Term Loan(e)	–	02/11/2033	EUR	1,673	1,992,207
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.00%)	7.77%	03/25/2031		2,464	2,464,740
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		922	848,742
Term Loan (1 mo. Term SOFR + 6.00%)	9.52%	03/31/2028		6,378	5,816,304
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B(e)	–	04/30/2030	EUR	1,864	$2,208,822
Term Loan B (1 mo. Term SOFR + 3.00%)	6.38%	04/30/2030		$9,311	9,324,289
TKE Thyssenkrupp Elevators (Vertical Midco) (Germany), Term Loan B(e)	–	04/30/2030		2,085	2,087,828
Victory Buyer LLC (Vantage Elevator), Term Loan B (1 mo. Term SOFR + 3.00%)(f)	9.66%	02/09/2033		4,772	4,792,837
					108,491,571
Insurance–2.25%
Acrisure LLC
Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	11/06/2030		13,622	13,230,485
Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	06/04/2032		1,776	1,728,008
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	09/19/2031		9,225	9,036,052
AmWINS Group LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	5.67%	01/30/2032		6,444	6,387,899
CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	05/06/2031		9,126	8,979,936
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.50%)	5.92%	06/20/2030		1,818	1,801,007
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.17%	07/31/2031		10,817	10,508,465
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	11/23/2029		5,428	5,414,839
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	09/27/2030		1,507	1,502,159
					58,588,850
Leisure Goods, Activities & Movies–3.18%
Bombardier Recreational Products, Inc. (Canada)
Term Loan B (1 mo. Term SOFR + 2.75%)	5.92%	12/13/2029		1,437	1,443,681
Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	01/22/2031		422	422,593
Breitling (Orbiter) (Luxembourg), Term Loan (6 mo. EURIBOR + 3.92%)	6.02%	10/25/2028	EUR	2,000	1,985,584
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.17%	12/02/2031		20,752	20,225,596
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	8.17%	02/05/2029		7,276	7,318,345
GAH Finco Ltd. (fka GUS) (United Kingdom), Term Loan (3 mo. EURIBOR + 5.00%)	6.99%	11/15/2032	EUR	1,006	1,112,179
GBT Group Servicers B.V. (fka Global Business Travel Holdings Limited), Term Loan B (3 mo. Term SOFR + 2.00%)	5.67%	07/25/2031		6,102	5,849,835
Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.17%	05/27/2032		2,400	2,411,368
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	6.17%	05/01/2031		4,772	4,771,925
Nord Anglia Education, Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	01/09/2032		10,608	10,554,521
Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Revolver Loan(d)	0.00%	03/16/2026	EUR	1,642	1,901,948
Spring Education Group, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	6.92%	10/04/2030		1,232	1,233,005
VUE Cinemas (VUECIN) (United Kingdom), Second Lien Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-10/08/2025; Cost $3,429,292)(f)(g)	8.00%	12/31/2027	EUR	4,147	6,612,863
Vue International Bidco PLC (United Kingdom)
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 04/08/2025; Cost $2,050,953)(f)(g)	10.10%	06/30/2027	EUR	1,872	2,211,743
Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-10/08/2025; Cost $2,658,767)(f)(g)	8.40%	06/30/2027	EUR	2,481	3,956,907
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-10/08/2025; Cost $1,186,957)(f)(g)	10.10%	12/31/2027	EUR	1,116	2,017,599
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.40%	08/13/2031		8,652	8,598,398
					82,628,090
Lodging & Casinos–2.66%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.50%)	9.28%	03/11/2030		1,291	1,283,642
Term Loan (1 mo. Term SOFR + 7.50%)	6.00%	03/11/2030		1,208	1,198,595
Betclic Everest Group S.A.S. (France), Term Loan(e)	–	12/31/2031	EUR	1,444	1,701,521
Caesars Entertainment, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	5.92%	02/06/2031		8,893	8,840,018
ECG (European Camping Group)
Delayed Draw Term Loan(e)	–	02/25/2033	EUR	151	176,982
Term Loan B(e)	–	02/25/2033	EUR	1,676	1,970,394
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.75%)	6.92%	01/27/2029		14,136	14,083,933
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
GVC Finance LLC (United Kingdom)
Term Loan (3 mo. Term SOFR + 2.25%)	5.92%	10/31/2029	$5,244	$5,232,277
Term Loan (3 mo. Term SOFR + 2.25%)	5.92%	07/30/2032	2,014	2,009,084
J&J Ventures Gaming LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.17%	04/26/2030	7,092	7,010,533
PENN Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.17%	05/03/2029	5,650	5,670,010
Travel + Leisure Co., Term Loan (1 mo. Term SOFR + 2.00%)	5.67%	12/14/2029	2,828	2,827,015
Turquoise/TRQ Sales LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	9.00%	12/30/2032	2,311	2,279,459
Voyager Parent LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	7.91%	07/01/2032	14,901	14,869,427
				69,152,890
Nonferrous Metals & Minerals–1.42%
ACNR Holdings, Inc., Term Loan	13.00%	12/11/2029	14,280	14,315,381
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.40%	02/26/2032	9,627	9,630,999
Form Technologies LLC, Term Loan (1 mo. Term SOFR + 5.75%)	9.42%	07/19/2030	7,342	6,743,385
SCIH Salt Holdings, Inc. (Kissner Group), Term Loan B (6 mo. Term SOFR + 2.75%)	6.52%	01/31/2029	6,183	6,178,039
				36,867,804
Oil & Gas–2.73%
Crescent Midstream, Term Loan (3 mo. Term SOFR + 3.75%)	0.00%	02/11/2033	2,007	2,014,484
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 1.98%)	5.65%	10/11/2030	3,444	3,444,660
McDermott International Ltd.
LOC (3 mo. Term SOFR + 4.26%)(f)	7.66%	06/30/2027	4,939	4,272,006
PIK Term Loan, 3.00% PIK Rate, 4.79% Cash Rate (1 mo. Term SOFR + 1.00%)(h)	3.00%	12/31/2027	5,008	4,186,314
Revolver Loan, LOC(d)	0.00%	06/30/2027	9,674	8,706,245
Term Loan (1 mo. Term SOFR + 3.00%)	6.79%	06/30/2027	725	606,172
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	02/28/2030	6,656	6,674,969
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	03/26/2031	2,143	2,143,015
Prairie Acquiror L.P., Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	08/01/2029	5,343	5,360,354
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.50%)	6.17%	09/18/2031	7,946	7,978,215
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	07/30/2031	3,644	3,653,401
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	7.42%	09/25/2030	16,696	16,779,908
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	5.92%	03/16/2030	2,933	2,934,320
WhiteWater Matterhorn, Term Loan B (3 mo. Term SOFR + 1.75%)	5.42%	06/16/2032	2,213	2,210,642
				70,964,705
Publishing–1.69%
Adtalem Global Education, Inc.
Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	08/12/2028	423	423,991
Term Loan B(e)(f)	–	02/04/2033	6,244	6,240,414
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	03/24/2031	17,139	16,772,660
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	10/30/2030	2,771	2,688,121
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	9.02%	04/09/2029	13,178	11,215,407
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	08/06/2031	6,635	6,633,900
				43,974,493
Retailers (except Food & Drug)–1.38%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	09/27/2032	2,840	2,838,851
Term Loan B-4 (3 mo. Term SOFR + 2.50%)	6.17%	10/28/2030	5,653	5,656,832
Term Loan B-5 (3 mo. Term SOFR + 2.50%)	6.17%	07/01/2031	2,716	2,717,920
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	01/31/2032	13,013	13,015,497
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.68%	08/18/2032	2,974	2,961,263
Savers, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	09/13/2032	8,679	8,705,926
				35,896,289
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–1.93%
Beacon Mobility Corp.
Delayed Draw Term Loan(d)	0.00%	08/06/2030		$276	$276,867
Term Loan (3 mo. Term SOFR + 2.75%)	6.41%	08/06/2030		5,594	5,615,438
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.90%	08/15/2030		15,206	15,211,044
Term Loan C (3 mo. Term SOFR + 2.25%)	5.90%	08/15/2030		2,782	2,783,242
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (1 mo. EURIBOR + 7.50%)	9.48%	02/12/2030	EUR	5,492	6,683,666
Term Loan B (1 mo. EURIBOR + 8.00%)	9.98%	08/12/2030	EUR	1,885	2,063,530
Patriot Rail Co. LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.16%	03/08/2032		5,957	5,984,332
STG Distribution LLC
DIP Term Loan (Acquired 01/16/2026-02/02/2026; Cost $1,273,449)(f)(g)(i)	8.00%	04/15/2026		1,443	1,407,253
DIP Term Loan(f)(i)	11.65%	07/13/2026		512	514,476
Term Loan (Acquired 10/03/2024-01/08/2026; Cost $3,082,358)(f)(g)(i)(j)	0.00%	10/03/2029		3,215	3,136,162
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan(d)	0.00%	06/24/2032		518	521,225
Term Loan (3 mo. Term SOFR + 2.75%)	6.40%	06/24/2032		5,916	5,948,599
					50,145,834
Telecommunications–3.33%
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.67%	01/30/2031		14,228	14,278,900
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.00%)	6.93%	11/12/2027		8,273	7,856,922
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.17%	09/27/2029		7,520	7,525,164
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.92%	03/29/2032		13,602	13,654,362
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 6.50%) (Acquired 06/25/2025-02/26/2026; Cost $3,786,088)(f)(g)	7.68%	06/20/2028		3,843	3,778,473
Term Loan A-2 (1 mo. Term SOFR + 8.00%) (Acquired 06/20/2025-02/26/2026; Cost $13,109,006)(f)(g)	6.00%	06/20/2030		14,873	12,814,769
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 3.75%)	8.29%	03/02/2029		2,747	2,753,709
Term Loan B (1 mo. Term SOFR + 4.50%)	8.29%	05/30/2030		2,849	2,852,695
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	6.90%	05/11/2029		7,183	7,241,553
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.00%)(f)	7.67%	10/06/2032		1,415	1,418,950
Zayo Group Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.79%	03/11/2030		12,743	12,283,645
					86,459,142
Utilities–2.69%
Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.42%	06/16/2032		3,777	3,793,084
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	08/11/2032		9,455	9,493,664
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.93%	01/15/2031		3,161	3,162,185
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.92%	01/15/2031		2,987	2,987,547
Term Loan C-1 (1 mo. Term SOFR + 2.25%)	5.92%	01/15/2031		485	485,476
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	8.42%	04/03/2029		9,343	9,391,808
Frontera Generation Holdings LLC, Second Lien Term Loan (1 mo. Term SOFR + 1.50%)	5.43%	07/28/2028		4,043	3,911,197
Hamilton Projects Acquiror LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.17%	05/30/2031		2,818	2,832,023
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.67%	08/05/2032		7,057	7,100,920
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	08/16/2031		9,774	9,792,685
Resilience Parent, Term Loan B (6 mo. Term SOFR + 2.50%)	0.00%	01/31/2033		6,419	6,410,954
Talen Energy Supply LLC
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	6.15%	12/15/2031		3,378	3,392,164
Term Loan B (3 mo. Term SOFR + 2.50%)	6.15%	05/17/2030		7,151	7,181,304
					69,935,011
Total Variable Rate Senior Loan Interests (Cost $2,295,700,638)					2,210,973,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Senior Floating Rate Fund

	Shares	Value
Common Stocks & Other Equity Interests–6.98%(k)
Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $271,002) (Sweden)(f)(g)	301,850,286	$451,391
Cabonline, Class D1 (Acquired 10/30/2023; Cost $10) (Sweden)(f)(g)	10,623,352	1,183
Cabonline, Class D2 (Acquired 10/31/2023; Cost $8) (Sweden)(f)(g)	9,066,619	507
		453,081
Beverage & Tobacco–0.00%
BrewCo Borrower LLC(f)	34,042	27,536
Business Equipment & Services–2.93%
Bloom Parent, Inc.(f)	3,285	3,042,287
Monitronics International, Inc. (Acquired 06/30/2023-12/16/2025; Cost $9,059,672)(f)(g)	466,369	20,795,394
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $14,582,747)(f)(g)(l)	162,068	52,229,702
		76,067,383
Cable & Satellite Television–0.15%
Altice France S.A. (France)	204,021	3,824,957
Chemicals & Plastics–0.07%
Ascend Performance Materials Operations LLC (Acquired 12/19/2025; Cost $2,723,067)(f)(g)	173,665	347,330
Ascend Performance Materials Operations LLC, Litigation Trust Class A(f)(l)	784,344,117	588,258
Ascend Performance Materials Operations LLC, Litigation Trust Class C(f)	1,517,956,700	758,979
Flint Group (ColourOz Inv), Class A (Germany)(f)	92,542	0
		1,694,567
Containers & Glass Products–0.37%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $3,995,428)(f)(g)	921,496	9,675,708
Electronics & Electrical–0.02%
Internap Holding LLC (Acquired 02/06/2018-02/10/2023; Cost $7,928,094)(f)(g)(l)	2,996,076	629,176
Red Range Operating, Inc., Class A-1(f)	2	0
Sandvine Corp.(f)	30,037	0
		629,176
Food Service–0.37%
Selecta Group B.V., Class A1 (Acquired 07/31/2025; Cost $6,636,695) (Switzerland)(f)(g)	57,671	6,871,647
Selecta Group B.V., Class A2 (Acquired 07/31/2025; Cost $1,756,789) (Switzerland)(f)(g)	15,266	1,818,983
WW International, Inc. (Acquired 09/13/2024-11/15/2024; Cost $1,148,478)(g)(m)	45,359	964,332
		9,654,962
Forest Products–0.26%
NewLife Forest Restoration LLC (Acquired 02/22/2022-04/17/2025; Cost $30,730,128)(f)(g)(l)	207,054	6,727,199
Home Furnishings–0.12%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $53,939)(g)	347,996	3,149,364
Industrial Equipment–0.01%
North American Lifting Holdings, Inc. (Acquired 02/05/2019-10/27/2021; Cost $16,973,383)(g)(l)	679,193	319,900
Leisure Goods, Activities & Movies–0.64%
Crown Finance US, Inc.	532,808	8,844,613
Hurtigruten Expedition (Acquired 02/12/2025; Cost $0)(f)(g)	29,323	237,103
Hurtigruten Group AS (Acquired 02/12/2025; Cost $2,271,941) (Norway)(f)(g)	145,586	7,519,307
VUE Cinemas (VUECIN), Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	9,996	0
VUE Cinemas (VUECIN), Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	4,982,596	6
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Senior Floating Rate Fund

			Shares	Value
Leisure Goods, Activities & Movies–(continued)
VUE Cinemas (VUECIN), Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)			3,004,226	$4
VUE Cinemas (VUECIN), Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)			2,094,370	2
				16,601,035
Lodging & Casinos–0.20%
Aimbridge Acquisition Co., Inc. (Acquired 03/11/2025; Cost $7,180,988)(f)(g)			106,385	5,319,250
Nonferrous Metals & Minerals–0.48%
ACNR Holdings, Inc.			115,987	12,425,107
Oil & Gas–0.61%
McDermott International Ltd.(m)			442,728	12,396,378
Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(f)(g)(m)			18,025	1,262
Seadrill Ltd. (Norway)(m)			1	44
Tribune Resources LLC (Acquired 03/30/2018; Cost $18,014,717)(f)(g)(l)			5,811,199	3,486,719
				15,884,403
Surface Transport–0.30%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(f)(g)			35,397	3,479,171
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-02/20/2026; Cost $500,575)(f)(g)(l)			901,035	563,147
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(f)(g)(l)			37,211	3,657,469
				7,699,787
Telecommunications–0.43%
MLN US HoldCo. LLC (dba Mitel) (Acquired 06/20/2025; Cost $6,558,758)(f)(g)(l)			1,820,133	11,248,422
Total Common Stocks & Other Equity Interests (Cost $166,765,514)				181,401,837
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.54%
Aerospace & Defense–0.35%
Rand Parent LLC (n)	8.50%	02/15/2030	$8,729	9,112,997
Automotive–0.04%
Clarios Global L.P./Clarios US Finance Co. (n)	6.75%	02/15/2030	1,078	1,129,701
Building & Development–0.69%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	5.75%	05/15/2026	4,527	4,525,631
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027	6,067	5,991,061
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	911	919,132
Quikrete Holdings, Inc.(n)	6.38%	03/01/2032	232	241,268
QXO Building Products, Inc.(n)	6.75%	04/30/2032	2,111	2,188,275
Signal Parent, Inc. (Acquired 09/11/2023-07/11/2024; Cost $5,096,890)(f)(g)(n)	6.13%	04/01/2029	6,686	4,008,926
				17,874,293
Business Equipment & Services–0.38%
Allied Universal Holdco LLC (n)	7.88%	02/15/2031	6,739	7,123,618
Allied Universal Holdco LLC/Allied Universal Finance Corp.(n)	6.88%	06/15/2030	1,021	1,063,328
Cloud Software Group, Inc.(n)	6.63%	08/15/2033	573	541,067
Garda World Security Corp. (Canada)(n)	6.50%	01/15/2031	1,109	1,139,962
				9,867,975
Cable & Satellite Television–0.87%
Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029	1,414	980,944
Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028	18,761	13,238,063
Altice France S.A. (France)(n)	6.88%	07/15/2032	5,212	5,009,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030		$3,741	$3,413,205
					22,641,716
Containers & Glass Products–0.01%
Clydesdale Acquisition Holdings, Inc. (n)	6.75%	04/15/2032		256	258,134
Electronics & Electrical–0.12%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030		1,031	1,089,994
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(n)	9.00%	08/01/2029		2,112	1,964,417
					3,054,411
Food Products–0.40%
Industrial F&B Investments III, Inc. (n)	7.75%	02/11/2033		889	913,113
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031		9,476	9,616,226
					10,529,339
Health Care–0.19%
Global Medical Response, Inc. (n)	7.38%	10/01/2032		437	457,771
Opal Bidco SAS (France)(n)	6.50%	03/31/2032		1,912	1,970,597
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034		2,479	2,407,728
					4,836,096
Industrial Equipment–0.20%
Chart Industries, Inc. (n)	7.50%	01/01/2030		669	695,801
Columbus McKinnon Corp.(n)	7.13%	02/01/2033		2,211	2,274,577
CompoSecure Holdings L.L.C.(n)	5.63%	02/01/2033		228	227,007
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030		1,966	2,037,258
					5,234,643
Insurance–0.54%
Acrisure LLC/Acrisure Finance, Inc. (n)	6.75%	07/01/2032		292	286,613
Acrisure LLC/Acrisure Finance, Inc.(n)	7.50%	11/06/2030		909	925,595
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	6.50%	10/01/2031		1,707	1,718,503
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	7.00%	01/15/2031		3,408	3,472,224
HUB International Ltd.(n)	7.25%	06/15/2030		1,857	1,916,478
Panther Escrow Issuer LLC(n)	7.13%	06/01/2031		5,520	5,619,752
					13,939,165
Lodging & Casinos–0.12%
Travel + Leisure Co. (n)	6.13%	09/01/2033		2,982	3,033,189
Publishing–0.02%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		660	674,961
Retailers (except Food & Drug)–0.17%
PetSmart LLC/PetSmart Finance Corp. (n)	7.50%	09/15/2032		4,274	4,327,981
Surface Transport–0.07%
Beacon Mobility Corp. (n)	7.25%	08/01/2030		1,754	1,838,438
Telecommunications–0.37%
Uniti Services LLC (n)	7.50%	10/15/2033		5,756	5,992,929
Windstream Services LLC/Windstream Escrow Finance Corp.(n)	8.25%	10/01/2031		3,508	3,696,011
					9,688,940
Total U.S. Dollar Denominated Bonds & Notes (Cost $122,606,954)					118,041,979
Non-U.S. Dollar Denominated Bonds & Notes–1.71%(o)
Air Transport–0.30%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%)(p)	6.27%	02/24/2031	EUR	2,977	3,319,101
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(p)	6.78%	04/22/2030	EUR	4,174	4,657,995
					7,977,096
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–0.19%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $799,106)(g)(n)	10.00%	03/19/2028	SEK	9,067	$961,638
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,648,768)(g)(j)(n)	12.00%	03/19/2028	SEK	18,133	1,923,277
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,724,562)(g)(j)(n)	13.16%	04/19/2029	SEK	35,057	2,004,676
					4,889,591
Business Equipment & Services–0.05%
Multiversity S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	6.28%	05/17/2031	EUR	1,136	1,337,721
Financial Intermediaries–0.50%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.60%	12/15/2029	EUR	6,600	7,772,781
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	7.60%	12/15/2029	EUR	4,400	5,181,854
					12,954,635
Food Service–0.22%
Selecta Group B.V. (Switzerland)(f)	15.00%	10/01/2030	EUR	4,786	5,655,489
Industrial Equipment–0.06%
Summer (BC) Holdco B S.a.r.l. (Luxembourg) (3 mo. EURIBOR + 4.25%)(n)(p)	6.23%	02/15/2030	EUR	1,537	1,586,341
Surface Transport–0.39%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022-03/23/2022; Cost $12,014,924)(g)(n)	6.50%	06/30/2027	GBP	9,042	9,375,107
Zenith Finco PLC (United Kingdom) (Acquired 08/30/2022; Cost $832,150)(g)(n)	6.50%	06/30/2027	GBP	752	779,704
					10,154,811
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $46,776,294)					44,555,684
			Shares
Preferred Stocks–0.92%(k)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(f)(g)				11,609,066	68,494
Surface Transport–0.92%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(f)(g)				142,554	14,011,633
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(f)(g)(l)				100,115	9,840,303
					23,851,936
Total Preferred Stocks (Cost $17,377,252)					23,920,430
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.51%
Structured Products–0.51%
AGL CLO 1 Ltd., Series 2019-1A, Class ERR (Cayman Islands) (3 mo. Term SOFR + 6.50%) (n)(p)	10.17%	10/20/2034		$1,675	1,500,755
Ballyrock CLO 19 Ltd., Series 2022-19A, Class D (3 mo. Term SOFR + 7.11%)(n)(p)	10.78%	04/20/2035		4,175	4,019,535
CIFC Funding Ltd., Series 2014-4RA, Class DRR (Cayman Islands) (3 mo. Term SOFR + 5.80%)(n)(p)	9.47%	01/17/2035		1,250	1,225,954
Empower CLO Ltd., Series 2023-1A, Class ER (Cayman Islands) (3 mo. Term SOFR + 7.34%)(n)(p)	11.01%	04/25/2038		3,500	3,560,207
Rad CLO 19 Ltd., Series 2023-19A, Class D2R (Cayman Islands) (3 mo. Term SOFR + 5.00%)(n)(p)	8.67%	03/20/2038		3,000	3,005,613
Total Asset-Backed Securities (Cost $13,523,391)					13,312,064
			Shares
Money Market Funds–1.78%
Invesco Government & Agency Portfolio,Institutional Class, 3.59%(l)(q)				27,756,269	27,756,269
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Senior Floating Rate Fund

	Shares	Value
Invesco Treasury Portfolio,Institutional Class, 3.56%(l)(q)	18,502,281	$18,502,281
Total Money Market Funds (Cost $46,258,550)		46,258,550
TOTAL INVESTMENTS IN SECURITIES–101.47% (Cost $2,709,008,593)		2,638,463,853
OTHER ASSETS LESS LIABILITIES–(1.47)%		(38,112,973)
NET ASSETS–100.00%		$2,600,350,880
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
Sub.	– Subordinated
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(e)	This variable rate interest will settle after February 28, 2026, at which time the interest rate will be determined.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Restricted security. The aggregate value of these securities at February 28, 2026 was $282,862,029, which represented 10.88% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $7,064,115, which represented less than 1% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$88,967,739	$214,467,912	$(275,679,382)	$-	$-	$27,756,269	$826,887
Invesco Treasury Portfolio, Institutional Class	59,309,927	142,978,608	(183,786,254)	-	-	18,502,281	689,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Senior Floating Rate Fund

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2026	Dividend Income
Investments in Other Affiliates:
Ascend Performance Materials Operations LLC, Litigation Trust Class A*	$-	$-	$-	$588,258	$-	$588,258	$-
Commercial Barge Line Co., Wts., expiring 04/27/2045	3,868,456	-	-	(210,987)	-	3,657,469	-
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045	10,407,955	-	-	(567,652)	-	9,840,303	125,144
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	438,003	125,144	-	-	-	563,147	-
Internap Holding LLC	3,145,880	-	-	(2,516,704)	-	629,176	-
MLN US HoldCo. LLC (dba Mitel)	10,502,167	-	-	746,255	-	11,248,422	-
My Alarm Center LLC, Class A	52,503,597	-	-	(273,895)	-	52,229,702	-
NewLife Forest Restoration LLC	15,120,353	1,030,767	-	(9,423,921)	-	6,727,199	-
North American Lifting Holdings, Inc.	611,274	-	-	(291,374)	-	319,900	-
Tribune Resources LLC	9,010,264	-	-	(5,523,545)	-	3,486,719	20,048,637
Total	$253,885,615	$358,602,431	$(459,465,636)	$(17,473,565)	$-	$135,548,845	$21,690,282

*	As of August 31, 2025, this security was not considered as an affiliate of the Fund.

(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2026 was $162,277,142, which represented 6.24% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
The aggregate value of securities considered illiquid at February 28, 2026 was $364,460,290, which represented 14.02% of the Trust’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/30/2026	Bank of New York Mellon (The)	EUR	62,561,081	USD	74,162,095	$34,870
03/30/2026	Barclays Bank PLC	GBP	113,493	USD	155,185	2,225
03/30/2026	BNP Paribas S.A.	EUR	64,087,324	USD	76,825,032	1,000,867
03/30/2026	BNP Paribas S.A.	SEK	541,053	USD	60,034	15
04/30/2026	BNP Paribas S.A.	SEK	314,138	USD	35,063	159
03/30/2026	Canadian Imperial Bank of Commerce	EUR	64,087,324	USD	76,840,842	1,016,678
03/30/2026	Canadian Imperial Bank of Commerce	GBP	10,437,533	USD	14,401,611	334,521
03/30/2026	Citibank, N.A.	SEK	769,778	USD	85,593	202
04/30/2026	Citibank, N.A.	EUR	62,561,081	USD	74,139,198	11,973
03/30/2026	Goldman Sachs International	EUR	63,395,812	USD	75,977,218	971,208
03/30/2026	Royal Bank of Canada	SEK	48,365,837	USD	5,500,939	135,753
04/30/2026	Royal Bank of Canada	USD	2,368,036	EUR	2,000,000	1,719
03/30/2026	State Street Bank & Trust Co.	EUR	1,514,683	USD	1,815,597	23,518
03/30/2026	State Street Bank & Trust Co.	SEK	1,119,668	USD	125,974	1,770
04/30/2026	State Street Bank & Trust Co.	EUR	62,551,697	USD	74,134,145	18,038
04/30/2026	State Street Bank & Trust Co.	GBP	10,546,033	USD	14,293,070	78,071
04/30/2026	State Street Bank & Trust Co.	USD	3,546,235	EUR	3,000,000	8,398
04/30/2026	Toronto-Dominion Bank (The)	NOK	70,780,762	USD	7,455,593	14,094
04/30/2026	Toronto-Dominion Bank (The)	SEK	50,300,748	USD	5,621,515	32,580
03/30/2026	UBS AG	USD	4,728,948	EUR	4,000,000	3,605
Subtotal—Appreciation						3,690,264
Currency Risk
03/30/2026	Bank of New York Mellon (The)	USD	74,053,552	EUR	62,561,081	(35,143)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/30/2026	Barclays Bank PLC	NOK	7,676,372	USD	791,234	$(15,987)
03/30/2026	BNP Paribas S.A.	USD	144,739	GBP	105,800	(2,148)
04/30/2026	BNP Paribas S.A.	SEK	1,201,940	USD	133,174	(373)
03/30/2026	Canadian Imperial Bank of Commerce	USD	1,671,510	EUR	1,411,283	(1,767)
03/30/2026	Citibank, N.A.	USD	74,030,404	EUR	62,561,081	(11,996)
03/30/2026	Royal Bank of Canada	NOK	63,104,390	USD	6,598,543	(37,299)
03/30/2026	Royal Bank of Canada	USD	55,646	SEK	495,588	(671)
03/30/2026	State Street Bank & Trust Co.	USD	74,025,555	EUR	62,551,697	(18,249)
03/30/2026	State Street Bank & Trust Co.	USD	14,154,903	GBP	10,445,227	(77,443)
04/30/2026	State Street Bank & Trust Co.	SEK	765,114	USD	84,621	(391)
03/30/2026	Toronto-Dominion Bank (The)	USD	7,457,438	NOK	70,780,762	(14,376)
03/30/2026	Toronto-Dominion Bank (The)	USD	5,612,382	SEK	50,300,748	(32,558)
Subtotal—Depreciation						(248,401)
Total Forward Foreign Currency Contracts						$3,441,863

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Senior Floating Rate Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,562,117,464)	$2,502,915,008
Investments in affiliates, at value (Cost $146,891,129)	135,548,845
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	3,690,264
Cash	23,563,083
Foreign currencies, at value (Cost $2,568,516)	2,569,351
Receivable for:
Investments sold	98,080,683
Fund shares sold	909,291
Dividends	238,736
Interest	24,968,825
Investment for trustee deferred compensation and retirement plans	327,133
Other assets	808,408
Total assets	2,793,619,627
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	248,401
Payable for:
Investments purchased	143,995,983
Dividends	5,281,840
Fund shares reacquired	3,191,842
Accrued fees to affiliates	987,847
Accrued interest expense	120,080
Accrued trustees’ and officers’ fees and benefits	3,660
Accrued other operating expenses	318,363
Trustee deferred compensation and retirement plans	327,133
Unfunded loan commitments	38,793,598
Total liabilities	193,268,747
Net assets applicable to shares outstanding	$2,600,350,880
Net assets consist of:
Shares of beneficial interest	$5,418,801,079
Distributable earnings (loss)	(2,818,450,199)
$2,600,350,880
Net Assets:
Class A	$1,304,002,702
Class C	$114,270,343
Class R	$46,549,223
Class Y	$1,001,464,320
Class R5	$10,734
Class R6	$134,053,558
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	207,323,989
Class C	18,157,723
Class R	7,404,419
Class Y	159,471,848
Class R5	1,706
Class R6	21,346,765
Class A:
Net asset value per share	$6.29
Maximum offering price per share (Net asset value of $6.29 ÷ 96.75%)	$6.50
Class C:
Net asset value and offering price per share	$6.29
Class R:
Net asset value and offering price per share	$6.29
Class Y:
Net asset value and offering price per share	$6.28
Class R5:
Net asset value and offering price per share	$6.29
Class R6:
Net asset value and offering price per share	$6.28
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Senior Floating Rate Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest	$108,020,691
Dividends	823,221
Dividends from affiliates	21,690,282
Total investment income	130,534,194
Expenses:
Advisory fees	8,500,600
Administrative services fees	196,626
Custodian fees	113,846
Distribution fees:
Class A	1,703,423
Class C	625,663
Class R	119,064
Interest, facilities and maintenance fees	719,815
Transfer agent fees — A, C, R and Y	1,659,225
Transfer agent fees — R5	2
Transfer agent fees — R6	19,082
Trustees’ and officers’ fees and benefits	20,457
Registration and filing fees	63,808
Reports to shareholders	76,918
Professional services fees	95,295
Other	17,765
Total expenses	13,931,589
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(86,906)
Net expenses	13,844,683
Net investment income	116,689,511
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(82,040,697)
Foreign currencies	(382,334)
Forward foreign currency contracts	(987,924)
(83,410,955)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,430,889)
Affiliated investment securities	(17,473,565)
Foreign currencies	347,702
Forward foreign currency contracts	1,052,869
(18,503,883)
Net realized and unrealized gain (loss)	(101,914,838)
Net increase in net assets resulting from operations	$14,774,673
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Senior Floating Rate Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$116,689,511	$233,069,923
Net realized gain (loss)	(83,410,955)	(169,751,177)
Change in net unrealized appreciation (depreciation)	(18,503,883)	116,307,967
Net increase in net assets resulting from operations	14,774,673	179,626,713
Distributions to shareholders from distributable earnings:
Class A	(51,842,489)	(111,447,872)
Class C	(4,250,610)	(10,454,731)
Class R	(1,739,714)	(3,628,795)
Class Y	(42,121,203)	(84,993,402)
Class R5	(730)	(1,511)
Class R6	(5,420,669)	(9,307,347)
Total distributions from distributable earnings	(105,375,415)	(219,833,658)
Return of capital:
Class A	—	(12,462,474)
Class C	—	(1,169,083)
Class R	—	(405,784)
Class Y	—	(9,504,247)
Class R5	—	(169)
Class R6	—	(1,040,779)
Total return of capital	—	(24,582,536)
Total distributions	(105,375,415)	(244,416,194)
Share transactions–net:
Class A	(110,091,401)	(46,328,635)
Class C	(15,732,021)	(33,147,230)
Class R	(292,895)	(2,079,166)
Class Y	(83,489,804)	(12,236,278)
Class R5	(7,946)	—
Class R6	10,526,156	16,064,618
Net increase (decrease) in net assets resulting from share transactions	(199,087,911)	(77,726,691)
Net increase (decrease) in net assets	(289,688,653)	(142,516,172)
Net assets:
Beginning of period	2,890,039,533	3,032,555,705
End of period	$2,600,350,880	$2,890,039,533
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Senior Floating Rate Fund

Statement of Cash Flows
For the six months ended February 28, 2026
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$14,774,673
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(601,811,828)
Proceeds from sales of investments	703,237,435
Purchases of short-term investments, net	(13,693,391)
Amortization (accretion) of premiums and discounts, net	(6,496,913)
Net realized loss from investment securities	82,040,697
Net change in unrealized depreciation on investment securities	19,904,454
Net change in unrealized appreciation on forward foreign currency contracts and foreign currency	(1,053,247)
Change in operating assets and liabilities:
Increase in receivables and other assets	(702,100)
Decrease in accrued expenses and other payables	(133,826)
Net cash provided by operating activities	196,065,954
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(32,921,863)
Proceeds from shares of beneficial interest sold	258,724,048
Disbursements from shares of beneficial interest reacquired	(528,858,866)
Net cash provided by (used in) financing activities	(303,056,681)
Cash impact from foreign exchange fluctuations:
Net change in appreciation on foreign currency	$378
Net decrease in cash and cash equivalents	(106,990,349)
Cash and cash equivalents at beginning of period	179,381,333
Cash and cash equivalents at end of period	$72,390,984
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$73,071,761
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$745,810
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Senior Floating Rate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$6.50	$0.27	$(0.24)	$0.03	$(0.24)	$—	$(0.24)	$6.29	0.47%	$1,304,003	1.09%(d)	1.09%(d)	1.04%(d)	8.37%(d)	22%
Year ended 08/31/25	6.65	0.52	(0.12)	0.40	(0.49)	(0.06)	(0.55)	6.50	6.22	1,459,271	1.12 (e)	1.12 (e)	1.07	7.96	49
Year ended 08/31/24	6.67	0.58	0.02	0.60	(0.56)	(0.06)	(0.62)	6.65	9.35	1,538,561	1.08	1.10	1.03	8.68	48
Year ended 08/31/23	6.79	0.60	(0.05)	0.55	(0.65)	(0.02)	(0.67)	6.67	8.72	1,558,451	1.06	1.09	1.01	9.04	31
Year ended 08/31/22	7.10	0.35	(0.32)	0.03	(0.34)	—	(0.34)	6.79	0.40	1,639,394	1.04	1.04	1.00	5.05	68
Year ended 08/31/21	6.61	0.31	0.49	0.80	(0.31)	—	(0.31)	7.10	12.35	1,666,116	1.07	1.10	1.00	4.56	86
Class C
Six months ended 02/28/26	6.51	0.24	(0.24)	0.00	(0.22)	—	(0.22)	6.29	(0.06)	114,270	1.84 (d)	1.84 (d)	1.79 (d)	7.62 (d)	22
Year ended 08/31/25	6.65	0.47	(0.11)	0.36	(0.45)	(0.05)	(0.50)	6.51	5.59	134,062	1.87 (e)	1.87 (e)	1.82	7.21	49
Year ended 08/31/24	6.67	0.53	0.02	0.55	(0.52)	(0.05)	(0.57)	6.65	8.53	170,786	1.83	1.85	1.78	7.93	48
Year ended 08/31/23	6.79	0.55	(0.05)	0.50	(0.60)	(0.02)	(0.62)	6.67	7.91	200,489	1.81	1.84	1.76	8.29	31
Year ended 08/31/22	7.11	0.30	(0.33)	(0.03)	(0.29)	—	(0.29)	6.79	(0.49)	268,127	1.79	1.79	1.75	4.30	68
Year ended 08/31/21	6.62	0.26	0.49	0.75	(0.26)	—	(0.26)	7.11	11.50	398,409	1.82	1.85	1.75	3.81	86
Class R
Six months ended 02/28/26	6.50	0.26	(0.24)	0.02	(0.23)	—	(0.23)	6.29	0.34	46,549	1.34 (d)	1.34 (d)	1.29 (d)	8.12 (d)	22
Year ended 08/31/25	6.64	0.50	(0.11)	0.39	(0.48)	(0.05)	(0.53)	6.50	6.12	48,430	1.37 (e)	1.37 (e)	1.32	7.71	49
Year ended 08/31/24	6.66	0.56	0.02	0.58	(0.54)	(0.06)	(0.60)	6.64	9.07	51,616	1.33	1.35	1.28	8.43	48
Year ended 08/31/23	6.79	0.58	(0.05)	0.53	(0.64)	(0.02)	(0.66)	6.66	8.29	53,578	1.31	1.34	1.26	8.79	31
Year ended 08/31/22	7.10	0.34	(0.33)	0.01	(0.32)	—	(0.32)	6.79	0.14	55,615	1.29	1.29	1.25	4.80	68
Year ended 08/31/21	6.61	0.30	0.48	0.78	(0.29)	—	(0.29)	7.10	12.07	60,060	1.32	1.35	1.25	4.31	86
Class Y
Six months ended 02/28/26	6.49	0.28	(0.24)	0.04	(0.25)	—	(0.25)	6.28	0.59	1,001,464	0.84 (d)	0.84 (d)	0.79 (d)	8.62 (d)	22
Year ended 08/31/25	6.63	0.54	(0.12)	0.42	(0.50)	(0.06)	(0.56)	6.49	6.65	1,120,127	0.87 (e)	0.87 (e)	0.82	8.21	49
Year ended 08/31/24	6.66	0.59	0.01	0.60	(0.57)	(0.06)	(0.63)	6.63	9.45	1,156,908	0.83	0.85	0.78	8.93	48
Year ended 08/31/23	6.78	0.61	(0.04)	0.57	(0.66)	(0.03)	(0.69)	6.66	8.99	1,178,319	0.81	0.84	0.76	9.29	31
Year ended 08/31/22	7.09	0.37	(0.33)	0.04	(0.35)	—	(0.35)	6.78	0.63	1,450,652	0.79	0.79	0.75	5.30	68
Year ended 08/31/21	6.60	0.33	0.49	0.82	(0.33)	—	(0.33)	7.09	12.65	1,323,124	0.82	0.85	0.75	4.81	86
Class R5
Six months ended 02/28/26	6.50	0.28	(0.24)	0.04	(0.25)	—	(0.25)	6.29	0.63	11	0.74 (d)	0.74 (d)	0.69 (d)	8.72 (d)	22
Year ended 08/31/25	6.65	0.54	(0.12)	0.42	(0.51)	(0.06)	(0.57)	6.50	6.56	19	0.82 (e)	0.82 (e)	0.77	8.26	49
Year ended 08/31/24	6.67	0.60	0.02	0.62	(0.58)	(0.06)	(0.64)	6.65	9.68	20	0.79	0.79	0.74	8.97	48
Year ended 08/31/23	6.80	0.62	(0.06)	0.56	(0.66)	(0.03)	(0.69)	6.67	8.89	20	0.76	0.76	0.71	9.34	31
Year ended 08/31/22	7.11	0.38	(0.33)	0.05	(0.36)	—	(0.36)	6.80	0.74	12	0.70	0.70	0.66	5.39	68
Year ended 08/31/21	6.62	0.34	0.48	0.82	(0.33)	—	(0.33)	7.11	12.65	12	0.73	0.74	0.66	4.90	86
Class R6
Six months ended 02/28/26	6.49	0.28	(0.24)	0.04	(0.25)	—	(0.25)	6.28	0.63	134,054	0.74 (d)	0.74 (d)	0.69 (d)	8.72 (d)	22
Year ended 08/31/25	6.63	0.54	(0.11)	0.43	(0.51)	(0.06)	(0.57)	6.49	6.74	128,130	0.78 (e)	0.78 (e)	0.73	8.30	49
Year ended 08/31/24	6.66	0.60	0.01	0.61	(0.58)	(0.06)	(0.64)	6.63	9.55	114,665	0.76	0.76	0.71	9.00	48
Year ended 08/31/23	6.77	0.62	(0.04)	0.58	(0.66)	(0.03)	(0.69)	6.66	9.22	199,550	0.74	0.74	0.69	9.36	31
Year ended 08/31/22	7.08	0.37	(0.32)	0.05	(0.36)	—	(0.36)	6.77	0.72	245,252	0.70	0.70	0.66	5.39	68
Year ended 08/31/21	6.60	0.34	0.47	0.81	(0.33)	—	(0.33)	7.08	12.60	196,230	0.69	0.74	0.62	4.94	86

(a)	Calculated using average shares outstanding.
(b)
Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended August 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $42,745,724 in connection with the acquisition of Invesco Senior Floating Rate Plus Fund into the Fund.

(d)	Annualized.
(e)	Ratio includes line of credit expense of 0.05% for the year ended August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Senior Floating Rate Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Senior Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
25
Invesco Senior Floating Rate Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown
26
Invesco Senior Floating Rate Fund

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.
L.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
O.
Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
P.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Q.
Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
R.
Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the
27
Invesco Senior Floating Rate Fund

syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Next $5 billion	0.580%
Next $10 billion	0.560%
Over $20 billion	0.550%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective January 1, 2026, the Adviser has contractually agreed, through at least December 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R Class Y, Class R5 and Class R6 shares to 1.03%, 1.78%, 1.28%, 0.78%, 0.73% and 0.69%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to January 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.03%, 1.78%, 1.28%, 0.78%, 0.78% and 0.78%, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended February 28, 2026, the Adviser waived advisory fees of $45,210 and reimbursed class level expenses of $1,111, $1,107, $498, $10,120, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of
28
Invesco Senior Floating Rate Fund

the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $28,488 in front-end sales commissions from the sale of Class A shares and $4,007 and $7,584 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP  defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,958,471,534	$252,501,775	$2,210,973,309
Common Stocks & Other Equity Interests	13,360,754	28,563,941	139,477,142	181,401,837
U.S. Dollar Denominated Bonds & Notes	—	114,033,053	4,008,926	118,041,979
Non-U.S. Dollar Denominated Bonds & Notes	—	38,900,195	5,655,489	44,555,684
Preferred Stocks	—	—	23,920,430	23,920,430
Asset-Backed Securities	—	13,312,064	—	13,312,064
Money Market Funds	46,258,550	—	—	46,258,550
Total Investments in Securities	59,619,304	2,153,280,787	425,563,762	2,638,463,853
Other Investments - Assets*
Forward Foreign Currency Contracts	—	3,690,264	—	3,690,264
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(248,401)	—	(248,401)
Total Other Investments	—	3,441,863	—	3,441,863
Total Investments	$59,619,304	$2,156,722,650	$425,563,762	$2,641,905,716

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2026:
	Value 08/31/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/26
Variable Rate Senior Loan Interests	$220,119,577	$57,079,951	$(50,484,395)	$1,588,773	$(2,466,877)	$(6,072,454)	$63,404,823	$(30,667,623)	$252,501,775
Common Stocks & Other Equity Interests	143,354,562	4,234,074	(6,363,289)	—	5,327,410	(20,032,516)	12,956,901	—	139,477,142
Preferred Stocks	25,296,363	—	—	—	—	(1,375,933)	—	—	23,920,430
Non-U.S. Dollar Denominated Bonds & Notes	14,385,725	—	(8,764,797)	35,172	(7,400,576)	7,399,965	—	—	5,655,489
U.S. Dollar Denominated Bonds & Notes	—	—	—	191,913	—	1,376,623	2,440,390	—	4,008,926
Total	$403,156,227	$61,314,025	$(65,612,481)	$1,815,858	$(4,540,043)	$(18,704,315)	$78,802,114	$(30,667,623)	$425,563,762
*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
29
Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 02/28/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 252,501,775	Comparable Companies	Acquisition Cost	97.38% of Par	-
			EBITDA Multiple	7.75x - 8.00x	7.88x
		Discounted Cash Flow Model	Discount Rate	7.79% - 11.88%	8.91%
		Third-Party Pricing	Broker Quote	92.50% - 98.88% of Par	96.49% of Par
		Transaction Value	Liquidation Value	7.50x	-
Common Stocks & Other Equity Interests	139,477,142	Comparable Companies	EBITDA Multiple	5.75x	-
		Discounted Cash Flow Model	Discount Rate	7.79%	-
Preferred Stocks	23,920,430	Comparable Companies	EBITDA Multiple	8.50x	-
Non-U.S. Dollar Denominated Bonds & Notes	5,655,489	Comparable Companies	Acquisition Cost	100.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	4,008,926	Discounted Cash Flow Model	Discount Rate	19.85%	-
Total	$ 425,563,762
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$3,690,264
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$3,690,264
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(248,401)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(248,401)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$34,870	$(35,143)	$(273)	$—	$—	$(273)
Barclays Bank PLC	2,225	(15,987)	(13,762)	—	—	(13,762)
BNP Paribas S.A.	1,001,041	(2,521)	998,520	—	—	998,520
Canadian Imperial Bank of Commerce	1,351,199	(1,767)	1,349,432	—	—	1,349,432
Citibank, N.A.	12,175	(11,996)	179	—	—	179
Goldman Sachs International	971,208	−	971,208	—	—	971,208
Royal Bank of Canada	137,472	(37,970)	99,502	—	—	99,502
State Street Bank & Trust Co.	129,795	(96,083)	33,712	—	—	33,712
Toronto-Dominion Bank (The)	46,674	(46,934)	(260)	—	—	(260)
UBS AG	3,605	−	3,605	—	—	3,605
Total	$3,690,264	$(248,401)	$3,441,863	$—	$—	$3,441,863
30
Invesco Senior Floating Rate Fund

Effect of Derivative Investments for the six months ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(987,924)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,052,869
Total	$64,945
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$783,090,321

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,860.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 13, 2026, the Fund has entered into a credit agreement, which enables the Fund to participate with another Invesco Fund in a committed secured borrowing facility that permits borrowings up to $850 million, collectively by certain Invesco Funds, and which will expire on February 12, 2027. Prior to February 13, 2026, the credit agreement permitted borrowings up to $900 million. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
31
Invesco Senior Floating Rate Fund

NOTE 8—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
A&R Logistics Holdings, Inc. (Quantix)	Revolver Loan	$177,475	$0
AnaCap (AFE S.A. SICAV-RAIF)	Delayed Draw Term Loan	1,247,479	26,910
Arxis	Delayed Draw Term Loan	168,083	198
Azuria Water Solutions, Inc	Delayed Draw Term Loan	631,341	(4,531)
Beacon Mobility Corp.	Delayed Draw Term Loan	276,300	567
Citrin Cooperman Advisors LLC	Delayed Draw Term Loan	941,407	(19,018)
Eisner Advisory Group LLC	Delayed Draw Term Loan	1,064,227	5,361
Exclusive (Networks Everest/Etna French Bidco)	Delayed Draw Term Loan	80,925	(2,984)
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)	Delayed Draw Term Loan	1,984,460	(34,583)
Hasa Intermediate Holdings LLC	Incremental Delayed Draw Term Loan	376,565	1,892
Hasa Intermediate Holdings LLC	Revolver Loan	653,952	6,936
IPS Corp./CP Iris Holdco	Delayed Draw Term Loan	763,313	(2,386)
Kantar (Summer BC Bidco/KANGRP)	Revolver Loan	10,176,100	(694,850)
MB2 Dental Solutions LLC	Delayed Draw Term Loan	397,822	3,978
MB2 Dental Solutions LLC	Revolver Loan	325,744	3,290
McDermott International Ltd.	Revolver Loan, LOC	9,673,606	(967,361)
Parques Reunidos (Piolin Bidco S.A.U.)	Revolver Loan	1,764,744	137,204
PennAero (Takeoff Buyer, Inc.)	Delayed Draw Term Loan	505,274	513
Pinnacle Buyer LLC (Summit Cos.)	Delayed Draw Term Loan	542,330	1,245
Pye-Barker Fire and Safety LLC	Delayed Draw Term Loan	1,226,635	2,631
Selecta Group B.V.	Revolver Loan	2,813,558	76,696
Student Transportation of America Holdings, Inc.	Delayed Draw Term Loan	518,374	2,851
Tank Holding Corp.	Revolver Loan	915,312	(66,570)
US Fertility Enterprises LLC	Delayed Draw Term Loan	726,780	2,726
USALCO LLC	Delayed Draw Term Loan	281,383	47
V Global Holdings LLC	Revolver Loan	560,409	(33,427)
		$38,793,598	$(1,552,665)
NOTE 9—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$210,168,866	$2,466,942,573	$2,677,111,439
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $596,445,132 and $765,136,427, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$149,438,877
Aggregate unrealized (depreciation) of investments	(218,357,428)
Net unrealized appreciation (depreciation) of investments	$(68,918,551)
32
Invesco Senior Floating Rate Fund

Cost of investments for tax purposes is $2,710,824,267.
NOTE 11—Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
At the six months ended February 28, 2026, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.
Selling Participant	Principal Amount	Value
Barclays Bank PLC	$9,673,606	$8,706,245
JPMorgan Europe Ltd.	1,967,559	2,581,208
NOTE 12—Dividends
The Fund declared the following monthly dividends from net investment income subsequent to February 28, 2026:
		Amount Per Share
Share Class	Record Date	Payable March 31, 2026
Class A	Daily	$0.0386
Class C	Daily	$0.0346
Class R	Daily	$0.0373
Class Y	Daily	$0.0399
Class R5	Daily	$0.0405
Class R6	Daily	$0.0404
NOTE 13—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	7,247,896	$46,720,282	22,528,015	$147,160,307
Class C	1,715,136	11,064,769	4,828,490	31,644,851
Class R	369,928	2,382,541	1,031,233	6,755,240
Class Y	27,021,401	173,861,096	57,138,530	373,026,817
Class R6	3,696,243	23,901,054	5,105,466	33,374,399
Issued as reinvestment of dividends:
Class A	5,920,115	38,014,141	13,665,587	89,435,828
Class C	511,089	3,284,382	1,375,657	9,012,148
Class R	262,683	1,684,964	593,254	3,880,234
Class Y	4,106,584	26,332,396	8,947,500	58,467,386
Class R6	586,000	3,755,878	925,078	6,039,697
Automatic conversion of Class C shares to Class A shares:
Class A	1,486,227	9,504,617	5,757,789	37,596,396
Class C	(1,485,472)	(9,504,617)	(5,754,872)	(37,596,396)
Reacquired:
Class A	(31,727,650)	(204,330,441)	(49,037,851)	(320,521,166)
Class C	(3,188,725)	(20,576,555)	(5,525,246)	(36,207,833)
Class R	(679,372)	(4,360,400)	(1,943,447)	(12,714,640)
Class Y	(44,177,231)	(283,683,296)	(67,930,593)	(443,730,481)
Class R5	(1,256)	(7,946)	-	-
Class R6	(2,668,807)	(17,130,776)	(3,579,759)	(23,349,478)
Net increase (decrease) in share activity	(31,005,211)	$(199,087,911)	(11,875,169)	$(77,726,691)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33
Invesco Senior Floating Rate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
34
Invesco Senior Floating Rate Fund

SEC file number(s):
Invesco Distributors, Inc.
O-SFLR-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Short Duration High Yield Municipal Fund
Nasdaq:
A: ISHAX ■ C: ISHCX ■ Y: ISHYX ■ R5: ISHFX ■ R6: ISHSX

2	Schedule of Investments
23	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
33	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.26%
Alabama–2.14%
Baldwin (County of), AL Industrial Development Authority; Series 2026, RB(a)(b)(c)	4.30%	03/01/2033	$1,000	$1,008,681
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(c)	5.50%	12/01/2028	2,500	2,667,429
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(c)	4.00%	12/01/2026	3,000	3,027,681
Energy Southeast, A Cooperative District; Series 2024 B, RB(c)	5.25%	06/01/2032	1,500	1,657,308
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	2,765	2,488,500
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	5,112	4,265,175
Series 2008, RB(d)	2.00%	01/01/2060	2,305	120,664
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	185	186,089
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(a)	4.00%	11/01/2045	1,335	1,264,284
Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	5,390	5,640,424
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	5,000	5,442,365
Talladega (County of), AL; Series 2002 D, Tax Anticipation Wts. (INS - NATL)(e)	5.25%	01/01/2029	20	20,043
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	5.25%	05/01/2044	4,000	4,053,453
				31,842,096
Arizona–4.56%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2025, RB(a)(c)	4.88%	07/01/2035	1,000	1,038,259
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(a)	4.63%	08/01/2028	625	624,666
Series 2018 A, RB(a)	5.00%	08/01/2033	1,955	1,964,722
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(a)	6.00%	07/01/2047	2,645	2,681,967
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(a)	5.00%	07/01/2026	110	110,400
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	395	391,916
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(a)	5.75%	07/01/2036	1,275	1,281,412
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(a)	5.00%	07/01/2039	4,520	4,524,360
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(a)	5.00%	06/01/2031	7,045	7,250,257
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(a)	5.00%	07/15/2028	475	477,148
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(a)	5.00%	12/15/2039	400	403,916
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(b)(c)	5.00%	09/01/2027	2,000	2,042,146
Glendale (City of), AZ Industrial Development Authority (Midwestern University); Series 2025, RB	5.00%	05/15/2044	1,625	1,746,471
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(e)	4.38%	08/01/2032	5	5,007
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(f)	0.00%	12/15/2034	1,225	683,392
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	4.80%	07/01/2028	2,295	2,345,963
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(b)	4.00%	10/15/2047	2,000	1,773,653
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	2,250	2,306,631
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(a)	6.00%	07/01/2043	1,885	1,912,877
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The); Series 2016 A, Ref. RB(a)	5.00%	07/01/2035	2,900	2,901,375
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(a)	5.00%	07/01/2035	3,365	3,367,538
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(a)	5.00%	09/01/2026	50	50,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(a)	5.38%	06/15/2035	$3,370	$3,372,387
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	5,295	5,298,269
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools); Series 2020, Ref. RB(a)	4.75%	05/01/2030	1,300	1,307,981
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(a)	4.13%	07/01/2026	265	264,933
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools);
Series 2019, RB(a)	5.00%	07/01/2029	245	245,960
Series 2019, RB(a)	5.00%	07/01/2034	400	401,131
Series 2019, RB(a)	5.00%	07/01/2039	500	500,482
Pima (County of), AZ Industrial Development Authority (The) (Riverbend Prep); Series 2010, RB(a)	7.00%	09/01/2037	1,886	1,887,161
Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 C, RB(a)(b)	5.50%	10/01/2033	4,000	4,256,746
Sierra (City of), AZ Vista Industrial Development Authority;
Series 2024, Ref. RB(a)	5.25%	06/01/2034	1,645	1,711,877
Series 2024, Ref. RB(a)	5.88%	06/01/2044	1,500	1,509,030
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy); Series 2025, RB	6.25%	06/15/2045	5,270	5,471,825
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	4.38%	12/01/2036	1,190	1,241,731
Series 2025, RB	5.38%	12/01/2046	500	518,060
				67,871,823
Arkansas–1.09%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(a)(b)	4.50%	09/01/2049	2,000	2,040,005
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(a)(b)	4.75%	09/01/2049	6,000	6,130,804
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	8,000	8,067,915
				16,238,724
California–5.34%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2022 A-1, RB(c)	4.00%	08/01/2028	16,065	16,450,427
Series 2024, RB(c)	5.00%	08/01/2032	5,000	5,273,464
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	115	115,876
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	610	610,762
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,434	2,589,014
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(c)	12.00%	11/02/2026	4,870	2,629,800
California (State of) Municipal Finance Authority; Series 2025 A-1, RB	3.44%	02/20/2041	4,959	4,807,816
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(a)	5.00%	01/01/2038	1,000	1,051,902
Series 2025 A, RB(a)	5.00%	01/01/2040	500	523,055
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(a)	5.00%	06/01/2038	3,370	3,410,949
California (State of) Municipal Finance Authority (California Baptist University); Series 2025 A, Ref. RB(a)	5.13%	11/01/2040	1,650	1,763,034
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(a)(b)(g)(h)	7.50%	07/01/2032	4,950	55,688
Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(a)(b)(g)(h)	7.50%	07/01/2032	1,000	11,250
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(a)(b)	5.00%	07/01/2037	2,000	2,007,645
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(a)	6.25%	07/01/2054	6,100	6,306,682
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(a)	5.38%	06/01/2035	1,000	1,075,726
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(a)	5.00%	07/01/2026	40	39,884
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(a)	5.00%	08/01/2033	620	650,136
Series 2023, Ref. RB(a)	5.25%	08/01/2038	500	527,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	$8,988	$9,000,520
Series 2016 A, RB(a)	5.25%	12/01/2056	3,000	3,001,639
Series 2018 A, RB(a)	5.50%	12/01/2058	3,000	3,054,833
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2030	3,000	3,003,135
Series 2016, Ref. RB	4.00%	11/01/2039	1,250	1,061,678
Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(e)	3.00%	08/01/2048	1,000	794,023
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(e)	5.00%	12/01/2034	5,405	5,415,003
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	2,220	2,218,352
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	1,965	1,969,573
				79,419,452
Colorado–5.39%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,240	2,183,362
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	525	537,945
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	523,225
Canyon Pines Metropolitan District; Series 2024, GO Bonds(a)	8.25%	12/01/2053	5,000	5,062,743
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,124,536
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	2,039,071
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(a)	5.25%	04/01/2039	2,500	2,586,608
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB (Acquired 12/15/2021; Cost $4,205,050)(h)	5.00%	05/15/2035	4,035	3,901,361
Series 2021 A, RB (Acquired 05/30/2023; Cost $914,729)(h)	5.00%	05/15/2044	1,170	989,264
Series 2021 B, RB (Acquired 12/15/2021; Cost $970,000)(h)	2.63%	05/15/2029	970	970,013
Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	994	1,000,148
Colorado State University Research Foundation; Series 2025 A, RB(a)	5.25%	03/01/2045	4,000	4,116,412
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,257,070
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	1,000	1,001,646
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.00%	12/01/2045	500	515,068
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	2,673	2,671,853
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	1,166	1,177,294
Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,564,477
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	604,543
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(a)	4.88%	12/01/2028	335	337,086
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	465	484,423
Series 2024 A-2, RB	6.50%	12/01/2043	294	306,631
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,508,386
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2033	1,000	1,000,317
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	1,000	1,060,501
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	922,618
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,555,526
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	5,787	6,057,446
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,225	2,268,909
Parterre Metropolitan District No. 5; Series 2025 A, GO Bonds	5.13%	12/01/2035	885	952,068
Peak Metropolitan District No. 1; Series 2021 A, GO Bonds(a)	5.00%	12/01/2041	1,670	1,604,276
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(a)	5.00%	12/01/2040	1,465	1,465,884
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,329,958
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	4,000	2,584,588
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.00%	12/01/2042	1,900	1,973,190
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,857,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(a)	5.00%	12/01/2031	$3,445	$3,498,095
Series 2021 A, GO Bonds(a)	5.00%	12/01/2041	2,000	2,007,568
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB	6.13%	12/01/2039	550	581,713
Series 2024, RB	5.63%	12/01/2043	505	525,866
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGI)(e)	3.25%	12/15/2050	469	405,838
Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,969,762
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(a)	5.70%	12/01/2051	166	160,498
				80,245,028
Connecticut–0.82%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(a)	12.00%	09/01/2030	1,000	1,155,698
State of Connecticut Special Tax Revenue; Series 2026, RB(i)	5.00%	07/01/2045	10,000	11,082,665
				12,238,363
Delaware–0.21%
Delaware (State of) Economic Development Authority (NRG Energy); Series 2020 B, Ref. RB(c)	4.00%	10/01/2035	1,700	1,755,592
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(a)	5.00%	07/01/2028	1,336	1,361,210
				3,116,802
District of Columbia–1.38%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	495	497,331
Series 2017 A, RB	5.00%	07/01/2032	1,000	1,016,509
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2035	1,285	1,285,231
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	17,230	17,763,411
				20,562,482
Florida–9.19%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $57,423)(g)(h)	5.63%	11/15/2029	58	861
Series 2014, RB (Acquired 06/04/2020; Cost $267,154)(g)(h)	6.00%	11/15/2029	310	4,653
Series 2014, RB (Acquired 01/17/2020; Cost $438,044)(g)(h)	6.00%	11/15/2034	465	6,979
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(a)	5.00%	11/15/2061	965	770,461
Ave Maria Stewardship Community District (Phase 5); Series 2025, RB	5.30%	05/01/2045	1,215	1,237,622
Babcock Ranch Community Independent Special District; Series 2024, RB(a)	5.00%	05/01/2044	500	513,753
Broward (County of), FL; Series 2015 A, RB(b)	5.00%	10/01/2045	10,000	10,005,133
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(a)	6.13%	06/15/2044	150	157,509
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(a)	6.00%	01/01/2035	2,250	2,405,931
Series 2025 A, RB(a)	6.38%	01/01/2040	4,310	4,657,432
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(a)	5.00%	06/15/2044	1,760	1,731,459
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019, RB	5.00%	12/15/2029	330	330,959
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(a)	5.38%	08/01/2032	1,000	1,002,165
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(a)	4.00%	06/15/2031	700	693,586
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(a)	5.00%	06/01/2041	465	460,829
Series 2021, RB(a)	3.25%	06/01/2031	230	219,157
Series 2021, RB(a)	5.00%	06/01/2041	1,615	1,600,515
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(a)	4.00%	12/01/2028	4,815	4,843,297
Capital Trust Authority (Academir Charter Schools, Inc.);
Series 2024, Ref. RB(a)	5.00%	06/01/2044	2,000	1,925,553
Series 2025, RB(a)	5.63%	07/01/2040	1,785	1,859,802
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(a)	6.25%	06/15/2040	3,000	3,156,504
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(a)	5.00%	07/01/2039	1,475	1,492,494
Series 2024, RB(a)	5.00%	07/01/2044	1,140	1,093,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Authority (Florida Institute of Technology); Series 2025, RB(a)	4.75%	07/01/2040	$1,250	$1,281,904
Capital Trust Authority (Imagine School At West Pasco Project); Series 2023, RB(a)	6.25%	12/15/2043	2,135	2,030,278
Capital Trust Authority (KIPP Miami N Campus); Series 2024 A, RB(a)	5.63%	06/15/2044	410	425,272
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	3,000	2,972,459
Capital Trust Authority (St.Johns Classical Academy, Inc.); Series 2025, Ref. RB(a)	4.75%	06/15/2040	815	819,459
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(b)	5.00%	10/01/2029	1,115	1,146,426
Series 2025, RB(b)	5.88%	10/01/2045	1,640	1,729,221
Creekview Community Development District (Phase 2); Series 2024, RB	5.38%	05/01/2044	1,990	2,042,167
Cypress Reserve Community Development District; Series 2025, RB(a)	5.60%	05/01/2045	1,625	1,672,170
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB	4.00%	08/15/2050	2,100	1,793,433
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(b)	5.15%	05/01/2044	405	422,023
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(c)(g)	12.00%	07/15/2028	3,250	1,137,500
Series 2024, Ref. RB(b)	5.00%	07/01/2035	5,505	4,101,225
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(b)(c)(g)	10.00%	07/15/2028	2,000	700,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB(a)(b)(c)(g)	10.00%	06/15/2026	6,000	4,140,000
Florida Development Finance Corp. (Florida Charter Educational Foundation, Inc.); Series 2016, RB(a)	6.25%	06/15/2036	5,000	5,022,696
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(b)(c)	4.38%	10/01/2031	2,500	2,539,348
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(a)	5.25%	06/15/2029	1,000	1,007,144
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	3,000	2,899,222
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(c)	6.25%	06/15/2028	3,000	2,992,690
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020, Ref. RB(a)	5.00%	09/15/2040	1,045	1,045,157
Florida Development Finance Corp. (Waste); Series 2023, RB(a)(b)(c)	6.13%	07/01/2026	3,400	3,405,762
Florida Local Government Finance Commission; Series 2025, RB(a)	11.00%	12/22/2030	425	442,746
Florida Local Government Finance Commission (Bridgeprep Academy); Series 2025 A, RB(a)	5.50%	06/15/2040	2,000	2,118,834
Gas Worx Community Development District; Series 2025, RB(a)	5.75%	05/01/2045	1,000	1,044,935
Greater Orlando Aviation Authority;
Series 2025, RB(b)	5.25%	11/01/2034	1,000	1,098,683
Series 2025, RB(b)	5.25%	11/01/2035	1,000	1,090,020
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	2,885	3,035,911
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(a)	5.00%	07/15/2028	265	268,974
Series 2018 A, RB(a)	5.38%	07/15/2038	1,300	1,305,624
Lakes of Sarasota Community Development District; Series 2024 B, RB	5.25%	05/01/2034	1,915	2,014,590
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	4.50%	05/01/2031	540	553,440
Lee (County of), FL; Series 2026 A-1, RB(b)	5.25%	10/01/2043	3,250	3,607,884
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(c)	5.50%	07/01/2026	6,965	6,972,914
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,500	1,511,122
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(a)	5.63%	05/01/2045	725	742,254
Madeira Community Development District (Assessment Area No.2 ); Series 2025, RB	4.70%	05/01/2035	860	892,140
New Port Corners Community Development District; Series 2025, RB(a)	5.20%	06/15/2045	500	509,532
Northridge Community Development District; Series 2025, RB(a)	5.75%	05/01/2045	1,750	1,828,636
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(a)	4.38%	05/15/2035	645	662,992
Palm Beach (County of), FL; Series 2025, RB(a)	5.50%	10/01/2045	5,500	5,722,775
Parrish Lakes Community Development District; Series 2024, RB	5.50%	05/01/2044	835	863,562
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	900	902,260
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,781,326
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	2,500	2,452,374
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $2,855,000)(a)(b)(g)(h)(j)	5.88%	01/01/2033	2,855	434,221
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.45%	06/15/2045	600	618,875
Rivers Edge III Community Development District; Series 2025, RB	5.75%	05/01/2045	450	473,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
V-Dana Community Development District (Assessment Area Two - 2025 Project Area);
Series 2025, RB	5.38%	05/01/2045	$865	$888,374
Series 2025, RB	5.55%	05/01/2055	1,240	1,250,494
Venice (City of), FL (Village on the Isle); Series 2024, RB(a)	4.25%	01/01/2030	900	902,387
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.38%	05/01/2044	500	517,575
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2024, RB(a)	4.20%	05/01/2039	1,995	2,022,240
Series 2024, RB(a)	4.55%	05/01/2044	995	995,609
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	4.88%	05/01/2045	700	712,758
Wildwood (City of), FL Village Community Development District No. 16; Series 2025, RB	4.50%	05/01/2040	1,000	1,035,119
				136,770,010
Georgia–1.33%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(b)	5.30%	05/15/2026	810	811,629
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(a)	5.00%	04/01/2034	1,750	1,824,303
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy); Series 2023, RB(a)	5.20%	06/15/2033	1,000	1,043,646
Conyers (City of), GA (Salem Gate); Series 2024, RB	5.38%	03/01/2036	2,820	2,874,466
DeKalb (County of), GA Development Authority (The Globe Academy, Inc.);
Series 2024 A, RB	5.00%	06/01/2040	400	409,110
Series 2024 A, RB	5.00%	06/01/2045	415	416,855
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,200	1,202,213
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(a)	5.00%	06/15/2027	170	171,450
Main Street Natural Gas, Inc.;
Series 2023 B, RB(c)	5.00%	03/01/2030	2,000	2,147,634
Series 2024 C, RB(c)	5.00%	12/01/2031	2,000	2,177,354
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	1,425	1,445,751
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(a)(b)	4.00%	01/01/2038	3,000	3,010,547
Savannah Georgia Convention Center Authority;
Series 2025, RB (INS - AGI)(e)	5.25%	06/01/2041	600	683,604
Series 2025, RB (INS - AGI)(e)	5.25%	06/01/2043	700	779,978
Series 2025, RB (INS - AGI)(e)	5.50%	06/01/2045	750	831,010
				19,829,550
Guam–0.19%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,811,336
Idaho–0.59%
Avimor Community Infrastructure District No. 1 (Assessment Area Five); Series 2024, RB(a)	5.88%	09/01/2053	1,214	1,242,285
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2015 D, Ref. RB	5.50%	12/01/2027	1,750	1,759,995
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	430	428,409
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(a)	4.63%	07/01/2029	110	111,157
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(a)	4.00%	05/01/2042	2,280	1,952,158
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	205	209,364
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	535,974
Series 2014 A, Ref. RB	6.75%	07/01/2048	2,384	2,400,022
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(b)	6.45%	08/01/2032	130	130,490
				8,769,854
Illinois–3.85%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	395	400,336
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(a)	4.00%	12/01/2028	805	796,454
Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.00%	01/01/2027	530	535,868
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,016,482
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2024 C, Ref. RB(b)	5.25%	01/01/2043	$1,700	$1,858,048
Series 2026 A, RB	5.00%	01/01/2045	1,000	1,084,676
Chicago (City of), IL Board of Education;
Series 2025 B, Ref. GO Bonds	5.00%	12/01/2040	2,500	2,539,526
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	2,000	2,025,839
Chicago (City of), IL Midway International Airport;
Series 2025 B, Ref. RB	5.00%	01/01/2042	2,000	2,229,304
Series 2025 B, Ref. RB	5.00%	01/01/2045	7,000	7,550,098
Cook (County of), IL School District No. 102 (La Grange); Series 2025, GO Bonds (INS - BAM)(e)	5.00%	12/15/2044	1,375	1,462,550
Evanston (City of), IL (Roycemore School);
Series 2021, RB(a)	4.00%	04/01/2032	245	238,033
Series 2021, RB(a)	4.38%	04/01/2041	930	851,504
Hillside (Village of), IL (Mannheim Redevelopment); Series 2018, Ref. RB	5.00%	01/01/2030	1,510	1,522,821
Illinois (State of); Series 2025 E, GO Bonds (INS - BAM)(e)	5.00%	09/01/2045	2,500	2,641,184
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	11,805	11,824,973
Illinois (State of) Finance Authority;
Series 2019, Ref. RB	5.00%	09/01/2038	1,000	1,003,216
Series 2019, Ref. RB	4.00%	09/01/2039	1,000	893,532
Series 2025, Ref. RB(a)	5.88%	09/01/2046	1,500	1,503,051
Illinois (State of) Finance Authority (Institute of Technology); Series 2019, Ref. RB	5.00%	09/01/2040	785	784,744
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,144,427)(h)	5.00%	11/01/2027	2,065	1,430,013
Series 2019 A, Ref. RB (Acquired 09/08/2022; Cost $1,885,670)(h)	5.00%	11/01/2035	2,020	1,398,850
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,073	788,623
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(e)	5.13%	06/01/2026	10	10,014
Series 2002, COP (INS - NATL)(e)	5.25%	06/01/2032	140	140,200
Illinois (State of) Toll Highway Authority; Series 2016 B, RB	5.00%	01/01/2041	2,375	2,391,104
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	7,745	7,884,805
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	520	520,110
				57,325,958
Indiana–1.79%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	135	133,596
Indiana (State of) Finance Authority; Series 2025, RB	5.25%	07/01/2040	1,895	1,971,047
Indiana (State of) Finance Authority (Good Samaritan Hospital);
Series 2016 A, RB	5.00%	04/01/2037	200	200,133
Series 2016 A, RB	5.50%	04/01/2046	5,785	5,787,062
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(a)	5.50%	07/01/2028	400	400,232
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,971,885
Indiana Finance Authority; Series 2025, RB(i)	5.00%	11/15/2043	12,950	14,267,159
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(a)	5.10%	01/01/2032	810	809,107
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(c)	4.40%	06/10/2031	1,000	1,063,489
				26,603,710
Iowa–1.62%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	367,509
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	655,929
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	4,500	4,501,559
Iowa (State of) Finance Authority (Green Bonds); Series 2025, RB	4.50%	10/01/2035	750	775,273
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)(k)	5.00%	12/01/2032	5,410	6,316,565
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(a)	6.00%	11/01/2027	1,345	1,363,697
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	10,000	10,116,360
				24,096,892
Kansas–1.04%
Garden (City of), KS (Sports of the World Star Bond – Phase II); Series 2025, RB(a)	5.38%	06/01/2039	4,500	4,607,407
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2027	$1,165	$1,173,412
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,303,043
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,999,025
Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,058,715
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	2,000	2,014,279
Wyandotte County-Kansas City Unified Government; Series 2026, RB(a)	4.75%	03/01/2041	1,250	1,254,503
				15,410,384
Kentucky–1.22%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	5,000	5,006,320
Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,171,180
Henderson (City of), KY (Pratt Paper LLC); Series 2022, RB(a)(b)	4.45%	01/01/2042	3,500	3,539,999
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	2,665	2,638,965
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities, Inc.); Series 2021, Ref. RB	4.75%	07/01/2040	3,985	3,788,667
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2030	1,000	1,001,679
				18,146,810
Louisiana–1.29%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	1,000	1,064,785
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Christwood);
Series 2024, Ref. RB(a)	4.25%	11/15/2030	940	955,713
Series 2024, Ref. RB(a)	5.00%	11/15/2037	1,900	2,020,849
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(a)	5.38%	11/01/2038	2,695	2,816,308
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(a)	4.63%	11/01/2038	1,275	1,308,311
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2025, RB(a)(b)(c)	4.38%	10/02/2028	5,000	5,064,215
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(a)	9.00%	12/01/2044	5,000	4,426,322
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(c)	3.70%	06/01/2030	1,500	1,543,910
				19,200,413
Maryland–0.24%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,175,157
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,122,816
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(a)	5.00%	07/01/2027	215	216,702
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health); Series 1996, RB (INS - AMBAC)(e)	5.50%	07/01/2026	10	10,078
				3,524,753
Massachusetts–2.13%
Ashland (Town of), MA; Series 2022, GO Bonds	4.00%	08/01/2042	1,000	1,025,609
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	4.00%	10/01/2026	100	100,019
Series 2018, Ref. RB	4.00%	10/01/2027	150	150,031
Series 2018, Ref. RB	4.25%	10/01/2028	320	320,091
Series 2018, Ref. RB	4.38%	10/01/2029	385	385,120
Series 2018, Ref. RB	4.50%	10/01/2030	690	690,228
Massachusetts (Commonwealth of) Development Finance Agency; Series 2025, RB	5.00%	07/01/2040	4,000	4,327,329
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2016, Ref. RB	5.00%	10/01/2039	4,000	4,036,805
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.25%	08/15/2041	5,475	6,025,636
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College);
Series 2016 A, RB	5.00%	01/01/2047	$7,010	$6,968,389
Series 2025, Ref. RB	5.25%	01/01/2040	1,070	1,161,498
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2047	4,000	4,006,591
Massachusetts (Commonwealth of) Development Finance Agency (Western New England University); Series 2018, Ref. RB	5.00%	09/01/2043	2,445	2,448,419
				31,645,765
Michigan–1.51%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2034	1,600	1,656,061
Ivywood Classical Academy; Series 2023, RB	5.00%	01/01/2034	1,830	1,901,327
MBS International Airport Revenue;
Series 2025, RB(b)	5.75%	06/01/2040	1,000	1,084,208
Series 2025, RB(b)	6.00%	06/01/2045	1,010	1,059,025
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/29/2040	1,000	1,110,632
Michigan (State of) Finance Authority (Huron Academy); Series 2024, Ref. RB	4.50%	10/01/2034	2,345	2,403,485
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	2,050	1,870,447
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	1,034,139
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	2,820	2,285,158
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(c)	4.00%	10/01/2026	5,610	5,618,144
Waterford Township Economic Development Corp.; Series 2016 A, RB(f)	0.00%	07/01/2026	980	218,540
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, Ref. RB	5.00%	12/01/2043	2,000	2,224,928
				22,466,094
Minnesota–2.82%
Bethel (City of), MN (Ecumen Obligated Group);
Series 2024, Ref. RB	5.25%	03/01/2034	750	787,521
Series 2024, Ref. RB	6.13%	03/01/2044	1,500	1,552,044
Brainerd (City of), MN; Series 2025, RB	5.50%	05/01/2045	4,700	4,829,350
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2044	2,835	2,785,728
Carlton (City of), MN;
Series 2025, Ref. RB	5.25%	09/01/2035	1,030	1,065,569
Series 2025, Ref. RB	6.38%	09/01/2045	2,445	2,539,766
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,000,396
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2047	2,000	2,080,692
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(a)	3.55%	04/01/2039	5,000	4,358,428
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	695	670,113
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,055	1,034,954
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,062,696
Lakes Area Economic Development Authority; Series 2026, RB	5.50%	11/01/2046	1,250	1,266,212
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(a)	5.50%	07/01/2027	350	353,172
Series 2017 A, RB(a)	6.00%	07/01/2032	1,080	1,098,619
Oakdale (City of), MN; Series 2025, Ref. RB	5.50%	12/01/2045	3,000	3,043,992
Ramsey (City of), MN (Pact Charter School); Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	2,036,655
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	5,000	5,003,356
Shakopee (City of), MN; Series 2025, Ref. RB	5.13%	11/01/2040	1,800	1,868,900
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,927,397)(a)(c)(g)(h)	6.00%	07/01/2027	1,927	192,740
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(a)	5.25%	07/01/2033	140	142,036
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	970	1,013,641
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	215	216,139
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Prep Academy); Series 2020, Ref. RB	5.00%	09/01/2040	1,500	1,525,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	$250	$244,442
Series 2018, Ref. RB	4.13%	10/01/2033	250	243,698
				42,016,008
Mississippi–0.19%
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(a)	3.63%	11/01/2036	2,820	2,783,764
Missouri–1.26%
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(b)	5.30%	05/15/2028	30	30,078
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(a)	4.50%	12/01/2029	30	30,123
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(a)	4.25%	04/01/2026	100	99,997
Series 2016 A, Ref. RB(a)	5.00%	04/01/2036	2,000	2,001,532
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	2,955	2,975,922
Series 2017 A, Ref. RB	5.25%	05/15/2042	750	751,107
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	2,180	2,051,332
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University); Series 2025, Ref. RB(a)	6.00%	10/01/2045	3,000	3,061,660
Missouri Development Finance Board; Series 2025, Ref. VRD RB(l)	0.90%	12/01/2037	5,000	5,000,000
St Louis County Industrial Development Authority; Series 2017, Ref. RB	5.00%	09/01/2037	1,195	1,216,081
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,500	1,539,302
				18,757,134
Montana–0.17%
Montana (State of) Facility Finance Authority (Franklin School Apartments); Series 2025, RB(c)	5.15%	12/01/2026	2,500	2,517,365
Nevada–0.17%
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.00%	12/01/2039	400	423,018
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2037	500	500,141
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(a)	5.50%	06/01/2037	730	778,033
Reno (City of), NV; Series 2025, RB(a)	5.00%	06/01/2041	825	876,751
				2,577,943
New Hampshire–2.44%
New Hampshire (State of) Business Finance Authority; Series 2025 B-1, RB	5.15%	09/28/2037	2,000	2,073,125
New Hampshire (State of) Business Finance Authority (Canyon Ranch); Series 2025, RB(a)(f)	0.00%	12/01/2035	7,700	3,996,739
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(c)	3.63%	07/02/2040	3,455	2,894,785
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	1,500	1,548,148
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(a)(f)	0.00%	12/15/2033	5,000	3,158,883
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(a)(f)	0.00%	12/01/2031	9,012	6,300,519
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	1,522	1,586,940
Series 2022-2A, RB	4.00%	10/20/2036	3,813	3,895,292
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-1A, RB	4.25%	07/20/2041	2,912	2,995,264
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(a)(f)	0.00%	04/01/2032	3,000	2,042,922
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(a)(f)	0.00%	12/01/2034	7,500	4,175,102
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(a)	5.63%	12/15/2033	775	804,489
Series 2024, RB(a)	6.25%	12/15/2038	715	762,922
				36,235,130
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–0.27%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	5.13%	11/01/2029	$165	$168,105
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(a)	5.00%	07/01/2027	170	171,694
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(a)	4.75%	10/01/2028	645	647,107
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,075	1,076,121
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(a)	4.25%	09/01/2027	115	115,973
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(f)	0.00%	12/15/2028	715	667,839
Series 2009 A, RB(f)	0.00%	12/15/2032	1,465	1,216,583
				4,063,422
New Mexico–0.08%
Winrock Town Center Tax Increment Development District No. 1; Series 2022, Ref. RB(a)	4.00%	05/01/2033	1,250	1,244,748
New York–6.69%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $220,094)(a)(g)(h)	5.00%	10/01/2028	213	2,875
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $1,403,843)(a)(g)(h)	5.00%	10/01/2038	1,389	18,746
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(b)(m)	5.25%	12/31/2033	3,000	3,066,035
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(b)(m)	5.50%	12/31/2040	7,155	7,203,779
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(a)	5.13%	10/15/2045	2,000	2,011,928
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2030	2,365	2,366,694
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(a)	2.50%	06/15/2031	375	355,572
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn); Series 2023, RB(a)	5.25%	06/15/2043	525	538,009
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	2,683,889
Metropolitan Transportation Authority; Series 2025, Ref. RB	5.00%	11/15/2042	1,600	1,775,055
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(f)(j)	0.00%	01/01/2058	967	0
New York (City of), NY Transitional Finance Authority;
Series 2026, RB	5.00%	11/01/2043	1,295	1,450,494
Series 2026, RB	5.00%	11/01/2045	1,500	1,637,675
Series 2026, RB	5.00%	11/01/2046	2,000	2,160,078
Series 2026, VRD RB(l)	0.95%	02/01/2056	6,000	6,000,000
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,285,880
Series 2024, RB	5.25%	11/01/2043	1,500	1,605,469
New York Counties Tobacco Trust IV; Series 2010 A, RB(a)	6.25%	06/01/2041	2,849	2,833,704
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	720	735,139
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,640	2,645,396
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(a)	7.25%	11/15/2044	5,400	5,412,776
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	2,400	2,402,779
Series 2016, Ref. RB(b)	5.00%	08/01/2031	8,680	8,693,523
Series 2020, Ref. RB(b)	5.25%	08/01/2031	2,170	2,271,782
Series 2021, Ref. RB(b)	3.00%	08/01/2031	1,545	1,490,564
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2020, RB(b)	5.00%	10/01/2035	5,000	5,307,162
Series 2020, RB(b)	4.38%	10/01/2045	11,000	10,614,928
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	5.50%	06/30/2038	2,000	2,176,759
Series 2023, RB(b)	5.50%	06/30/2039	1,000	1,083,711
Series 2023, RB(b)	5.50%	06/30/2040	875	943,061
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	$1,000	$1,000,359
Series 2023, RB(b)	5.63%	04/01/2040	2,500	2,676,939
Oneida Indian Nation; Series 2024 B, RB(a)	6.00%	09/01/2043	2,400	2,623,923
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.00%	12/01/2034	1,600	1,666,988
Series 2024, RB	5.75%	12/01/2044	1,500	1,549,563
Tompkins County Development Corp. (Ithaca College); Series 2015, Ref. RB	5.00%	07/01/2034	750	751,200
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(g)	5.00%	07/01/2027	1,000	200,000
Series 2013 A, RB(g)	5.00%	07/01/2032	1,000	200,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(b)	7.00%	06/01/2046	3,500	3,644,534
Westchester County Local Development Corp. (Westchester County Health Care Corp.); Series 2025, RB	6.50%	11/01/2030	4,150	4,413,214
				99,500,182
North Carolina–0.82%
Greater Asheville Regional Airport Authority; Series 2023, RB (INS - AGI)(b)(e)	5.25%	07/01/2048	3,625	3,763,982
North Carolina (State of) Medical Care Commission;
Series 2025, Ref. RB	5.38%	10/01/2045	810	833,539
Series 2026, RB	5.25%	11/01/2046	4,700	4,921,905
North Carolina (State of) Medical Care Commission (Southminster); Series 2016, Ref. RB	5.00%	10/01/2037	2,590	2,606,011
				12,125,437
North Dakota–0.38%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	220	220,045
Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	3,252,041
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.75%	05/01/2044	1,100	1,120,163
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	965	1,096,232
				5,688,481
Ohio–4.69%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	2,002,274
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,470	1,215,724
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(a)	5.25%	01/01/2034	1,000	1,065,200
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,002,534
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(a)	7.00%	11/15/2048	4,915	5,077,461
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(b)	5.38%	09/15/2027	485	485,992
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus); Series 2025, RB(a)	6.05%	01/01/2046	1,000	1,023,762
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	6,220	6,273,277
Series 2017, Ref. RB	5.00%	02/15/2042	3,500	3,512,170
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(a)	6.63%	01/01/2045	3,640	3,886,831
Franklin (County of), OH; Series 2015, RB	5.00%	05/15/2040	5,800	5,813,060
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,542,049
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(c)	4.38%	06/15/2026	1,800	1,793,828
Hamilton (County of), OH (Life Enriching Communities);
Series 2025, Ref. RB	5.25%	01/01/2041	525	565,114
Series 2025, Ref. RB	5.13%	01/01/2044	1,050	1,090,106
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	2,000	2,002,259
Series 2013, RB	5.00%	02/15/2044	4,880	4,880,646
Series 2013, RB	5.00%	02/15/2048	5,300	5,171,383
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2039	3,665	3,666,175
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	11/01/2041	$1,000	$1,008,095
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.38%	10/01/2045	3,425	3,488,498
Ohio (State of) Housing Finance Agency;
Series 2025, RB(a)	6.25%	01/01/2045	1,000	1,052,200
Series 2025, RB(a)	6.25%	01/01/2045	4,625	4,866,423
Series 2025, RB(a)	6.25%	01/01/2045	3,890	4,093,056
Series 2025, RB(a)	6.10%	01/01/2046	1,500	1,541,221
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(a)	5.70%	08/01/2043	1,200	1,276,420
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	310	310,208
				69,705,966
Oklahoma–0.59%
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(a)	5.25%	06/15/2034	1,200	1,245,186
Series 2024, RB(a)	6.00%	06/15/2044	1,500	1,512,402
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (INS - AGI)(e)	4.00%	08/15/2048	2,430	2,213,975
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	2,000	2,004,980
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.); Series 2025, Ref. RB(b)	6.25%	12/01/2035	1,500	1,764,796
				8,741,339
Oregon–0.52%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.25%	11/15/2050	2,000	2,001,753
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,021
Morrow (Port of), OR; Series 2024 A, GO Bonds(a)	5.15%	10/01/2026	5,000	5,001,543
Oregon (State of) Facilities Authority;
Series 2025, Ref. RB(a)	4.63%	06/15/2035	270	283,298
Series 2025, Ref. RB(a)	5.50%	06/15/2045	475	486,997
				7,808,612
Pennsylvania–1.06%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(a)	6.00%	05/01/2042	620	658,908
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	620	645,299
Commonwealth Financing Authority; Series 2015 A, RB	5.00%	06/01/2034	500	502,383
Crawford (County of), PA Hospital Authority Meadville Medical Center);
Series 2016 A, Ref. RB	6.00%	06/01/2046	5,505	5,513,164
Series 2016, Ref. RB	6.00%	06/01/2036	1,915	1,920,211
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(g)(h)	5.00%	06/30/2027	350	154,062
Series 2013, RB(g)	5.00%	06/30/2027	193	34,713
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2026, RB	4.50%	10/01/2046	2,000	2,014,478
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016, Ref. RB	5.00%	06/01/2036	1,000	1,015,280
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2039	1,840	1,840,510
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	506,734
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,012,740
				15,818,482
Puerto Rico–4.45%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	8,375	8,512,437
Series 2002, RB	5.63%	05/15/2043	7,645	7,762,249
PRHTA Custodial Trust; Series 2023, RB(f)(g)	0.00%	12/06/2049	183	53,504
PRPBA Custodial Trust; Series 2022, RB(f)	0.00%	03/15/2049	278	3,676
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	$2,035	$1,506,453
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	10,756,326
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,379,791
Subseries 2022, RN(f)	0.00%	11/01/2043	3,618	2,474,050
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGI)(e)	5.00%	07/01/2026	155	155,635
Series 2007 TT, RB (INS - NATL)(e)	5.00%	07/01/2026	165	165,067
Series 2007 TT, RB(g)	5.00%	07/01/2037	65	43,388
Series 2007 UU, Ref. RB (INS - AGI)(e)	5.00%	07/01/2026	1,435	1,440,875
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2030	1,000	1,022,742
Series 2010 CCC, RB(g)	5.25%	07/01/2026	1,765	1,178,137
Series 2010 XX, RB(g)	5.25%	07/01/2027	250	166,875
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	3,540	3,466,784
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 08/06/2009-03/25/2024; Cost $644,682)(h)	6.63%	01/01/2027	596	596,147
Series 2023 A, RB (Acquired 08/06/2009-01/08/2020; Cost $5,158,412)(h)	6.63%	01/01/2028	4,548	4,556,091
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGI)(e)	5.00%	08/01/2027	440	441,311
Series 2005 A, RB (INS - AGI)(e)	5.00%	08/01/2030	305	305,958
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	1,003	904,489
Series 2018 A-1, RB	4.50%	07/01/2034	8,408	8,409,913
Series 2018 A-1, RB	4.55%	07/01/2040	538	541,605
Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,831	3,176,604
Series 2018 A-1, RB(f)	0.00%	07/01/2051	11,268	2,964,694
Series 2019 A-2, RB	4.54%	07/01/2053	163	152,940
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,127,731
				66,265,472
Rhode Island–1.02%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	195,491
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,211
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2040	4,445	4,445,875
Series 2015 B, Ref. RB	4.50%	06/01/2045	3,610	3,609,903
Series 2015 B, Ref. RB	5.00%	06/01/2050	6,905	6,904,490
				15,235,970
South Carolina–1.62%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(c)	5.25%	08/01/2031	2,500	2,749,112
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	1,400	1,473,067
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(a)	6.00%	06/15/2035	1,310	1,379,254
Series 2024, RB(a)	6.38%	06/15/2045	1,375	1,401,588
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(a)	5.00%	06/15/2044	2,790	2,767,618
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.50%	12/01/2045	1,000	1,028,060
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	1,934,937
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(a)	7.00%	05/01/2026	385	383,817
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2025 A, RB	5.50%	10/01/2045	850	871,983
South Carolina (State of) Jobs-Economic Development Authority (Midlands Stem Chartered School); Series 2025, RB(a)	5.25%	06/15/2034	5,000	4,978,376
South Carolina (State of) Public Service Authority; Series 2026 A, RB	5.00%	12/01/2046	2,400	2,582,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(e)	5.00%	12/01/2042	$2,250	$2,518,474
				24,069,113
South Dakota–0.19%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	2,810	2,816,845
Tennessee–2.37%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	2,590	2,533,524
Jackson (City of), TN; Series 2015, Ref. RB	5.00%	04/01/2030	2,890	2,892,567
Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,632,682
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(a)	4.25%	11/01/2030	2,000	2,007,077
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	267,030
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,583,774)(a)(g)(h)	5.25%	04/01/2028	1,588	19,845
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	1,700	1,737,091
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(a)	5.38%	09/01/2041	705	620,829
Series 2013 A, Ref. RB(a)	5.50%	09/01/2047	200	172,459
Series 2016 A, Ref. RB(a)	5.00%	09/01/2031	3,000	2,845,131
Tennergy Corp.;
Series 2021 A, RB(c)	4.00%	09/01/2028	3,610	3,722,578
Series 2022 A, RB(c)	5.50%	12/01/2030	5,950	6,485,340
Tennessee Energy Acquisition Corp.; Series 2006 B, RB	5.63%	09/01/2026	9,150	9,264,778
				35,200,931
Texas–9.52%
Anna (City of), TX; Series 2025, RB	4.25%	09/15/2035	810	825,235
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	135	135,948
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(a)	4.50%	06/15/2044	1,660	1,578,915
Series 2024, RB(a)	4.75%	06/15/2049	1,830	1,697,739
Series 2025, Ref. RB(a)	5.63%	06/15/2045	2,000	2,069,106
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(a)	5.00%	06/01/2033	3,790	3,974,112
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	4.50%	08/15/2039	1,500	1,505,271
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	2,060	1,985,325
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,799,545
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	3,835	3,540,317
Series 2021, RB	5.00%	08/15/2041	900	742,979
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.); Series 2023 A, RB(a)	5.25%	02/15/2033	1,680	1,654,749
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	315	317,465
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.15%	08/15/2029	1,140	1,153,530
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(a)	4.63%	12/31/2035	500	519,976
Austin (City of), TX; Series 2025, Ref. RB	5.00%	11/15/2044	8,000	8,841,250
Bastrop (City of), TX; Series 2025, RB(a)	5.38%	09/01/2045	500	511,572
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2041	3,500	3,502,862
Series 2018, Ref. RB	5.00%	07/15/2026	1,170	1,175,395
Series 2018, Ref. RB	5.00%	07/15/2033	2,630	2,696,304
Boyd (City of), TX; Series 2025, RB(a)	5.63%	09/15/2045	700	729,539
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB (Acquired 02/23/2022; Cost $28,116)(b)(g)(h)	7.00%	03/01/2039	27	1,350
Series 2019, RB (Acquired 02/17/2022-02/23/2022; Cost $149,800)(a)(b)(g)(h)	9.00%	03/01/2039	141	7,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Brooks Development Authority;
Series 2025 B, Ref. RB(a)(c)	5.00%	08/15/2032	$4,500	$4,790,420
Series 2025 C, Ref. RB(a)(c)	5.00%	08/15/2028	1,000	1,030,094
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(a)(b)	3.63%	07/01/2026	3,800	3,756,292
Celina (City of), TX; Series 2025, RB(a)	5.38%	09/01/2045	500	506,829
Celina (City of), TX (Mosaic Public Improvement District Improvement Area No. 2); Series 2024, RB(a)	5.13%	09/01/2044	1,250	1,281,557
Crandall (City of), TX;
Series 2021, RB(a)	4.13%	09/15/2026	50	50,132
Series 2021, RB(a)	4.75%	09/15/2031	200	203,653
Series 2021, RB(a)	5.25%	09/15/2051	1,000	959,761
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(a)	5.25%	09/15/2045	545	549,875
Dallas (City of), TX Independent School District; Series 2026 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	5,000	5,484,631
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(a)	5.50%	09/15/2045	560	576,012
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	340	340,563
Houston (City of), TX;
Series 2014 D, Ref. RB	5.00%	11/15/2044	2,000	2,002,004
Series 2024 B, RB(b)	5.50%	07/15/2036	1,000	1,111,453
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(b)	5.00%	07/01/2029	1,230	1,232,179
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(b)	5.00%	07/15/2028	1,000	1,037,662
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	644,964
Joshua Farms Municipal Management District No 1; Series 2026, RB(a)	5.25%	09/01/2046	2,220	2,198,061
Laredo (City of), TX; Series 2024, RB	5.00%	03/01/2040	1,000	1,098,503
Lavon (City of), TX (Trails of Lavon Public Improvements District Projetcs); Series 2025, RB(a)	5.75%	09/15/2045	875	914,816
Mesquite (City of), TX;
Series 2025, RB	4.25%	09/01/2035	833	845,802
Series 2025, RB	4.38%	09/01/2035	1,050	1,067,740
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB(g)	5.00%	02/15/2035	220	2,200
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(b)(c)	5.00%	06/01/2030	2,125	2,228,233
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	7,000	7,028,893
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	6.25%	10/01/2045	7,125	7,495,118
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025, Ref. RB	4.25%	10/01/2030	3,000	3,003,975
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,815	1,817,626
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,962,619
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(a)	4.00%	08/15/2030	4,085	3,962,949
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2025, RB	5.25%	07/01/2032	1,000	1,026,054
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy); Series 2018 A, RB(a)	6.00%	08/15/2037	1,000	859,146
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,443,159
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,565	1,556,985
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,007,190
North East Texas Regional Mobility Authority;
Series 2025 A, Ref. RB	5.00%	01/01/2039	750	844,805
Series 2025 A, Ref. RB	5.00%	01/01/2040	650	721,092
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(b)	2.50%	01/01/2030	2,150	2,039,083
Series 2021, RB(a)(b)	2.63%	01/01/2031	800	751,711
Princeton (City of), TX (Eastridge Public Improvement District); Series 2025, RB(a)	5.38%	09/01/2045	420	428,931
Princeton (City of), TX (Westridge Public Improvement District); Series 2025, RB(a)	5.38%	09/01/2045	500	510,632
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(a)	5.35%	09/01/2045	750	757,328
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Seagoville (City of), TX; Series 2025, RB(a)	4.75%	09/15/2035	$645	$679,463
Tarrant County Cultural Education Facilities Finance Corp.;
Series 2008, Ref. VRD RB (LOC - TD Bank, N.A.)(l)(m)	1.05%	10/01/2041	3,000	3,000,000
Series 2026, Ref. RB	5.00%	11/15/2044	3,625	3,983,611
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB(g)	6.00%	02/15/2031	1,000	812,500
Series 2017, RB(g)	6.38%	02/15/2041	3,000	2,437,500
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, RB(i)	5.25%	12/01/2049	10,000	10,695,162
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	6.25%	11/15/2031	1,000	1,026,375
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	1,699	1,491,276
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1); Series 2024, RB(a)	4.25%	09/01/2032	474	481,862
Travis County Development Authority (Turner’s Crossing Public Improvement District Improvement Area No. 1);
Series 2025, RB	5.00%	09/01/2044	700	711,249
Series 2025, RB	5.25%	09/01/2054	1,175	1,164,417
				141,579,681
Utah–2.69%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(a)	3.25%	03/01/2031	1,050	1,016,765
Series 2021 A, GO Bonds(a)	3.50%	03/01/2036	1,750	1,636,931
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(a)	5.63%	12/01/2043	1,849	1,907,752
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(a)	4.25%	06/01/2041	2,205	2,076,042
Series 2021, GO Bonds(a)	4.50%	06/01/2051	2,500	2,176,825
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(a)	4.25%	08/01/2035	1,645	1,678,379
Series 2020 A, RB(a)	4.50%	08/01/2040	1,205	1,225,153
Series 2024-2, RB(a)	5.50%	06/15/2039	2,250	2,355,523
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2041	1,250	1,196,896
Olympia Public Infrastructure District No. 1; Series 2024 A-2, RB(a)	5.13%	12/01/2029	2,500	2,555,002
Peaks Public Infrastructure District (Peaks Assessment Area); Series 2024, RB(a)	5.25%	12/01/2053	1,409	1,364,140
Point Phase 1 Public Infrastructure District No. 1; Series 2025 A-1, RB	5.88%	03/01/2045	5,500	5,772,487
Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(a)	6.75%	07/01/2035	2,500	2,653,399
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(a)	4.25%	06/15/2027	960	958,337
Series 2022, RB(a)	4.50%	06/15/2032	2,000	1,991,323
Series 2022, RB(a)	5.00%	06/15/2037	3,515	3,517,695
Series 2022, RB(a)	5.00%	06/15/2042	1,365	1,302,186
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(a)	4.50%	06/15/2027	100	100,052
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(a)	4.50%	06/15/2029	685	685,033
Series 2019 A, RB(a)	5.00%	06/15/2034	1,270	1,270,284
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(a)	7.00%	12/01/2042	3,000	2,551,348
				39,991,552
Vermont–0.10%
East Central Vermont Telecommunications District; Series 2020 A, RB(a)	4.00%	12/01/2030	1,495	1,493,978
Virgin Islands–0.10%
Virgin Islands Hotel Development Financing Corp.; Series 2026, RB	5.75%	02/01/2045	1,500	1,517,944
Virginia–0.41%
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(a)	4.50%	09/01/2028	960	971,493
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	$4,000	$4,042,766
Series 2023, RB	7.00%	09/01/2059	1,000	1,097,698
				6,111,957
Washington–1.47%
Kalispel Tribe of Indians; Series 2018 B, RB(a)	5.00%	01/01/2032	600	614,073
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	45	45,025
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(b)	5.75%	01/01/2028	5	5,025
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(b)	5.00%	04/01/2030	6,475	6,484,773
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	1,000	1,039,124
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.00%	09/01/2044	1,900	2,040,379
Washington (State of) Health Care Facilities Authority (CommonSpirit Health); Series 2025 A, Ref. RB	5.00%	09/01/2043	1,000	1,089,388
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(a)(e)	5.00%	07/01/2045	2,750	2,867,064
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(a)	4.00%	07/01/2026	125	124,996
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 A, Ref. RB	6.00%	01/01/2046	3,000	3,046,615
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(a)	4.00%	07/01/2040	1,640	1,474,697
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(a)	4.50%	07/01/2028	575	557,144
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(a)	5.00%	01/01/2039	2,500	2,554,130
				21,942,433
West Virginia–0.85%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(a)(g)(j)	5.75%	06/01/2042	1,000	762,087
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(a)	5.75%	06/01/2043	875	943,390
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2026	1,000	1,001,096
Series 2015, Ref. RB	4.00%	07/01/2035	190	177,929
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(a)	4.50%	06/01/2027	1,340	1,348,522
West Virginia (State of) Economic Development Authority (Commercial Metals Co.); Series 2025, RB(b)(c)	4.63%	05/15/2032	8,030	8,270,874
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2018, RB(a)(b)(g)	8.75%	02/01/2036	320	76,800
				12,580,698
Wisconsin–6.40%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	540	540,100
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	175,002
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,000	1,020,121
Series 2019, Ref. RB	5.00%	11/01/2046	1,650	1,577,099
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	5.00%	11/15/2035	1,770	1,798,167
Series 2025 A, Ref. RB	6.00%	11/15/2045	2,000	2,024,552
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.00%	10/01/2044	300	323,547
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.);
Series 2026, Ref. RB	5.00%	12/01/2040	2,485	2,782,611
Series 2026, Ref. RB	5.00%	12/01/2042	2,195	2,426,643
Series 2026, Ref. RB	5.00%	12/01/2044	1,000	1,077,926
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2022 B, RB(a)	7.00%	02/01/2028	$420	$420,220
Series 2022, RB(a)	5.38%	06/01/2037	670	681,068
Series 2023 A, Ref. RB(a)	5.75%	10/01/2043	1,775	1,837,250
Series 2025 A, RB(a)	5.25%	12/01/2035	545	568,478
Series 2025 A, RB(a)	6.25%	12/01/2045	825	854,839
Series 2025, RB(a)	5.50%	07/01/2035	1,810	1,857,572
Series 2025, RB(a)(f)	0.00%	12/15/2039	719	300,132
Series 2025, RB(f)	0.00%	12/15/2039	26,000	9,316,762
Series 2025, RB(a)	5.75%	06/01/2045	505	511,366
Series 2025, RB(a)	6.75%	06/15/2055	500	503,014
Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	2,500	2,560,988
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $2,000,000)(a)(g)(h)	6.25%	10/01/2031	2,000	200,000
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(a)	5.00%	06/15/2041	1,020	1,014,425
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(a)(f)	0.00%	12/15/2038	5,000	2,341,099
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(a)(g)	6.25%	08/01/2027	500	365,000
Series 2017, RB(a)(g)	6.75%	08/01/2031	500	350,000
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(a)	4.25%	06/15/2031	550	536,892
Series 2021 A, RB(a)	5.00%	06/15/2041	615	576,719
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(f)	0.00%	12/15/2033	4,590	2,822,665
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.25%	06/01/2045	350	358,988
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy);
Series 2024, RB(a)	5.38%	06/15/2039	250	256,740
Series 2024, RB(a)	5.70%	06/15/2044	400	406,021
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(a)	6.13%	02/01/2039	4,005	4,006,395
Series 2022 A, RB(a)	6.13%	02/01/2039	4,175	4,176,455
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(a)(f)	0.00%	12/01/2028	4,745	3,802,399
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC ); Series 2025, RB	5.25%	06/15/2045	550	564,303
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(a)(f)	0.00%	09/01/2029	1,022	791,358
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. RB(a)	5.25%	05/15/2052	2,600	2,548,272
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(a)	5.00%	12/15/2039	700	721,050
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(a)	5.00%	06/01/2041	2,300	2,354,164
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(b)	7.25%	06/01/2035	3,800	4,005,052
Series 2017, Ref. RB(a)(b)	7.13%	06/01/2041	145	151,046
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(a)(f)	0.00%	12/15/2039	5,000	1,803,478
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	2,965	2,906,340
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(a)	5.00%	06/15/2039	540	540,350
Series 2019, RB(a)	5.00%	06/15/2049	540	507,911
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(a)	4.00%	07/15/2039	750	733,376
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(a)	5.50%	01/01/2031	5,375	4,601,186
Series 2021 A, RB(a)	6.50%	01/01/2041	3,110	2,287,069
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(a)	6.00%	07/15/2043	1,150	1,220,446
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(a)	5.63%	12/15/2030	3,099	3,112,317
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(a)	5.00%	07/15/2030	1,762	1,766,227
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016, Ref. RB	5.00%	06/01/2040	3,500	3,509,768
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, RB(a)(k)	4.00%	04/01/2032	10	10,404
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(a)	5.00%	10/01/2043	1,560	1,575,695
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Town of Scarborough - The Downs); Series 2024, RB	5.00%	08/01/2039	$1,525	$1,581,914
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(a)	4.50%	06/15/2032	500	516,019
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,000	3,073,174
				95,252,174
Total Municipal Obligations (Cost $1,492,294,076)				1,491,779,060
U.S. Dollar Denominated Bonds & Notes–0.16%
California–0.01%
CalPlant I LLC; Exit Facility(a)(j)	15.00%	02/28/2027	770	151,086
Texas–0.15%
AM BidCo Holdings LLC(j)	3.65%	10/21/2027	2,215	2,215,413
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,985,413)				2,366,499
			Shares
Exchange-Traded Funds–0.06%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(n)			17,000	874,990

Common Stocks & Other Equity Interests–0.09%
AM BidCo Holdings LLC(j)			122	1,222,794
BL Train Holdings West LLC; Wts. expiring 12/01/2025(j)			40,500	60,750
Resolute Forest Products, Inc.(j)			6,757	0
Total Common Stocks & Other Equity Interests (Cost $1,225,744)				1,283,544

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(j)			105,416	0
TOTAL INVESTMENTS IN SECURITIES(o)–100.57% (Cost $1,497,377,843)				1,496,304,093
FLOATING RATE NOTE OBLIGATIONS–(1.68)%
Notes with interest and fee rates ranging from 2.43% to 2.44% at 02/28/2026 and contractual maturities of collateral ranging from 11/15/2043 to 12/01/2049 (See Note 1K)(p)				(24,940,000)
OTHER ASSETS LESS LIABILITIES–1.11%				16,509,407
NET ASSETS–100.00%				$1,487,873,500
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
ETF	– Exchange-Traded Fund
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $517,831,306, which represented 34.80% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $13,770,524, which represented less than 1% of the Fund’s Net Assets.

(h)	Restricted security. The aggregate value of these securities at February 28, 2026 was $14,952,059, which represented less than 1% of the Fund’s Net Assets.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Rochester High Yield Municipal ETF	$844,625	$-	$-	$30,365	$-	$874,990	$22,185

(o)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $36,044,986 are held by TOB Trusts and serve as collateral for the $24,940,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,496,505,233)	$1,495,429,103
Investments in affiliates, at value (Cost $872,610)	874,990
Cash	1,474,917
Receivable for:
Investments sold	2,067,590
Fund shares sold	1,539,439
Interest	23,897,811
Investments matured, at value (Cost $18,661,230)	9,196,862
Investment for trustee deferred compensation and retirement plans	105,043
Other assets	445,235
Total assets	1,535,030,990
Liabilities:
Floating rate note obligations	24,940,000
Payable for:
Investments purchased	18,711,882
Dividends	372,398
Fund shares reacquired	2,608,927
Accrued fees to affiliates	328,257
Accrued interest expense	20,443
Accrued trustees’ and officers’ fees and benefits	2,395
Accrued other operating expenses	68,145
Trustee deferred compensation and retirement plans	105,043
Total liabilities	47,157,490
Net assets applicable to shares outstanding	$1,487,873,500
Net assets consist of:
Shares of beneficial interest	$2,017,927,900
Distributable earnings (loss)	(530,054,400)
$1,487,873,500
Net Assets:
Class A	$785,197,276
Class C	$26,836,483
Class Y	$638,844,010
Class R5	$9,606
Class R6	$36,986,125
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	82,508,526
Class C	2,823,204
Class Y	67,094,870
Class R5	1,001
Class R6	3,884,352
Class A:
Net asset value per share	$9.52
Maximum offering price per share (Net asset value of $9.52 ÷ 97.50%)	$9.76
Class C:
Net asset value and offering price per share	$9.51
Class Y:
Net asset value and offering price per share	$9.52
Class R5:
Net asset value and offering price per share	$9.60
Class R6:
Net asset value and offering price per share	$9.52
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Short Duration High Yield Municipal Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest	$37,239,754
Dividends from affiliates	22,185
Total investment income	37,261,939
Expenses:
Advisory fees	2,824,908
Administrative services fees	93,381
Custodian fees	5,759
Distribution fees:
Class A	953,923
Class C	135,595
Interest, facilities and maintenance fees	531,372
Transfer agent fees — A, C and Y	469,054
Transfer agent fees — R6	2,409
Trustees’ and officers’ fees and benefits	15,043
Registration and filing fees	76,744
Reports to shareholders	18,428
Professional services fees	98,292
Other	9,248
Total expenses	5,234,156
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(3,216)
Net expenses	5,230,940
Net investment income	32,030,999
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(78,915))	(1,135,865)
Change in net unrealized appreciation of:
Unaffiliated investment securities	43,145,644
Affiliated investment securities	30,365
43,176,009
Net realized and unrealized gain	42,040,144
Net increase in net assets resulting from operations	$74,071,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$32,030,999	$54,120,345
Net realized gain (loss)	(1,135,865)	(12,530,585)
Change in net unrealized appreciation (depreciation)	43,176,009	(26,309,153)
Net increase in net assets resulting from operations	74,071,143	15,280,607
Distributions to shareholders from distributable earnings:
Class A	(17,116,912)	(31,980,099)
Class C	(501,736)	(1,155,325)
Class Y	(13,778,632)	(21,454,831)
Class R5	(224)	(449)
Class R6	(799,061)	(1,663,928)
Total distributions from distributable earnings	(32,196,565)	(56,254,632)
Share transactions–net:
Class A	23,607,866	47,878,993
Class C	(1,596,670)	(7,881,616)
Class Y	77,743,053	142,438,636
Class R6	1,602,874	2,781,213
Net increase in net assets resulting from share transactions	101,357,123	185,217,226
Net increase in net assets	143,231,701	144,243,201
Net assets:
Beginning of period	1,344,641,799	1,200,398,598
End of period	$1,487,873,500	$1,344,641,799
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Short Duration High Yield Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$9.24	$0.21	$0.28	$0.49	$(0.21)	$9.52	5.32%	$785,197	0.84%(d)	0.84%(d)	0.77%(d)	4.42%(d)	14%
Year ended 08/31/25	9.55	0.40	(0.30)	0.10	(0.41)	9.24	1.10	738,875	0.85	0.85	0.77	4.23	29
Year ended 08/31/24	9.18	0.40	0.35	0.75	(0.38)	9.55	8.33	714,628	0.90	0.90	0.81	4.32	29
Year ended 08/31/23	9.58	0.36	(0.41)	(0.05)	(0.35)	9.18	(0.54)	784,122	0.91	0.91	0.81	3.86	33
Year ended 08/31/22	10.67	0.32	(1.06)	(0.74)	(0.35)	9.58	(7.07)	914,354	0.84	0.84	0.77	3.13	26
Year ended 08/31/21	10.17	0.34	0.51	0.85	(0.35)	10.67	8.50	933,441	0.86	0.86	0.79	3.25	19
Class C
Six months ended 02/28/26	9.23	0.17	0.28	0.45	(0.17)	9.51	4.94	26,836	1.59 (d)	1.59 (d)	1.52 (d)	3.67 (d)	14
Year ended 08/31/25	9.54	0.33	(0.30)	0.03	(0.34)	9.23	0.34	27,621	1.60	1.60	1.52	3.48	29
Year ended 08/31/24	9.17	0.33	0.35	0.68	(0.31)	9.54	7.53	36,507	1.65	1.65	1.56	3.57	29
Year ended 08/31/23	9.56	0.29	(0.40)	(0.11)	(0.28)	9.17	(1.19)	55,464	1.66	1.66	1.56	3.11	33
Year ended 08/31/22	10.65	0.24	(1.06)	(0.82)	(0.27)	9.56	(7.79)	76,878	1.59	1.59	1.52	2.38	26
Year ended 08/31/21	10.16	0.26	0.50	0.76	(0.27)	10.65	7.60	92,982	1.61	1.61	1.54	2.50	19
Class Y
Six months ended 02/28/26	9.24	0.22	0.28	0.50	(0.22)	9.52	5.45	638,844	0.59 (d)	0.59 (d)	0.52 (d)	4.67 (d)	14
Year ended 08/31/25	9.55	0.42	(0.29)	0.13	(0.44)	9.24	1.36	543,770	0.60	0.60	0.52	4.48	29
Year ended 08/31/24	9.19	0.42	0.34	0.76	(0.40)	9.55	8.48	416,348	0.65	0.65	0.56	4.57	29
Year ended 08/31/23	9.58	0.38	(0.40)	(0.02)	(0.37)	9.19	(0.18)	414,180	0.66	0.66	0.56	4.11	33
Year ended 08/31/22	10.67	0.34	(1.06)	(0.72)	(0.37)	9.58	(6.84)	497,651	0.59	0.59	0.52	3.38	26
Year ended 08/31/21	10.18	0.37	0.50	0.87	(0.38)	10.67	8.66	365,892	0.61	0.61	0.54	3.50	19
Class R5
Six months ended 02/28/26	9.32	0.22	0.28	0.50	(0.22)	9.60	5.45	10	0.53 (d)	0.53 (d)	0.46 (d)	4.73 (d)	14
Year ended 08/31/25	9.63	0.43	(0.29)	0.14	(0.45)	9.32	1.46	9	0.55	0.55	0.47	4.53	29
Year ended 08/31/24	9.25	0.44	0.35	0.79	(0.41)	9.63	8.73	10	0.58	0.58	0.49	4.64	29
Year ended 08/31/23	9.60	0.39	(0.37)	0.02	(0.37)	9.25	0.25	9	0.68	0.68	0.58	4.10	33
Year ended 08/31/22	10.70	0.35	(1.08)	(0.73)	(0.37)	9.60	(6.93)	9,800	0.62	0.62	0.55	3.35	26
Year ended 08/31/21	10.20	0.37	0.51	0.88	(0.38)	10.70	8.78	14,437	0.61	0.61	0.54	3.50	19
Class R6
Six months ended 02/28/26	9.25	0.22	0.27	0.49	(0.22)	9.52	5.37	36,986	0.53 (d)	0.53 (d)	0.46 (d)	4.73 (d)	14
Year ended 08/31/25	9.56	0.43	(0.29)	0.14	(0.45)	9.25	1.44	34,366	0.55	0.55	0.47	4.53	29
Year ended 08/31/24	9.19	0.43	0.35	0.78	(0.41)	9.56	8.68	32,907	0.58	0.58	0.50	4.64	29
Year ended 08/31/23	9.59	0.39	(0.41)	(0.02)	(0.38)	9.19	(0.22)	35,077	0.60	0.60	0.50	4.18	33
Year ended 08/31/22	10.68	0.35	(1.06)	(0.71)	(0.38)	9.59	(6.77)	30,929	0.53	0.53	0.46	3.44	26
Year ended 08/31/21	10.19	0.37	0.51	0.88	(0.39)	10.68	8.73	20,121	0.54	0.54	0.47	3.57	19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Short Duration High Yield Municipal Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
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Invesco Short Duration High Yield Municipal Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed
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Invesco Short Duration High Yield Municipal Fund

delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over
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Invesco Short Duration High Yield Municipal Fund

short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $100 million	0.4825%
Next $150 million	0.4325%
Next $250 million	0.4075%
Next $4.5 billion	0.3825%
Next $5 billion	0.3725%
Over $10 billion	0.3525%
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $11,909 in front-end sales commissions from the sale of Class A shares and $34,343 and $1,561 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
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Invesco Short Duration High Yield Municipal Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,490,582,752	$1,196,308	$1,491,779,060
U.S. Dollar Denominated Bonds & Notes	—	—	2,366,499	2,366,499
Common Stocks & Other Equity Interests	—	—	1,283,544	1,283,544
Exchange-Traded Funds	874,990	—	—	874,990
Preferred Stocks	—	—	0	0
Total Investments in Securities	874,990	1,490,582,752	4,846,351	1,496,304,093
Other Investments - Assets
Investments Matured	—	9,146,827	50,035	9,196,862
Total Investments	$874,990	$1,499,729,579	$4,896,386	$1,505,500,955
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2026, the Fund engaged in securities purchases of $109,726,033 and securities sales of $129,550,187, which resulted in net realized gains (losses) of $(78,915).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,216.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended February 28, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2026 were $12,885,000 and 4.49%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
31
Invesco Short Duration High Yield Municipal Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$70,069,521	$455,687,244	$525,756,765
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $353,162,080 and $189,564,062, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$44,101,240
Aggregate unrealized (depreciation) of investments	(57,714,059)
Net unrealized appreciation (depreciation) of investments	$(13,612,819)
Cost of investments for tax purposes is $1,519,113,774.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	19,243,355	$180,744,751	26,818,790	$251,600,022
Class C	562,475	5,277,572	1,017,600	9,523,299
Class Y	21,283,629	200,029,415	32,348,710	302,717,908
Class R6	1,390,459	13,076,355	3,410,051	31,935,595
Issued as reinvestment of dividends:
Class A	1,197,848	11,282,730	2,187,559	20,579,004
Class C	39,757	374,081	86,004	809,132
Class Y	907,372	8,552,000	1,460,676	13,736,667
Class R6	60,286	568,096	123,410	1,163,157
Automatic conversion of Class C shares to Class A shares:
Class A	264,143	2,485,734	898,025	8,456,636
Class C	(264,498)	(2,485,734)	(899,145)	(8,456,636)
Reacquired:
Class A	(18,166,723)	(170,905,349)	(24,773,979)	(232,756,669)
Class C	(507,508)	(4,762,589)	(1,039,425)	(9,757,411)
Class Y	(13,918,048)	(130,838,362)	(18,563,250)	(174,015,939)
Class R6	(1,283,694)	(12,041,577)	(3,258,530)	(30,317,539)
Net increase in share activity	10,808,853	$101,357,123	19,816,496	$185,217,226

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32
Invesco Short Duration High Yield Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
33
Invesco Short Duration High Yield Municipal Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
SDHYM-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco Short Term Municipal Fund
Nasdaq:
A: ORSTX ■ Y: ORSYX ■ R6: STMUX

2	Schedule of Investments
20	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
29	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.95%
Alabama–2.78%
Alabama Highway Authority; Series 2025, RB (INS - AGI)(a)	5.00%	09/01/2027	$1,335	$1,391,580
Baldwin (County of), AL Industrial Development Authority; Series 2026, RB(b)(c)(d)	4.30%	03/01/2033	2,000	2,017,363
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS -SGI)(a)	4.38%	06/01/2028	10	10,011
Black Belt Energy Gas District (The); Series 2024 A, RB(d)	5.25%	09/01/2032	1,585	1,720,933
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(d)	4.00%	10/01/2026	5,000	5,039,444
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(d)	4.00%	12/01/2026	5,000	5,046,135
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(d)	4.00%	12/01/2026	8,820	8,901,383
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(d)	3.30%	03/12/2026	3,500	3,500,674
Southeast Energy Authority A Cooperative District;
Series 2025 D, RB	5.00%	09/01/2029	685	730,175
Series 2025 D, RB	5.00%	09/01/2030	685	741,638
Series 2025 E, RB	5.00%	10/01/2030	10,000	10,903,759
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(b)(e)	1.40%	02/01/2028	5,000	5,000,000
				45,003,095
Alaska–0.22%
Alaska (State of); Series 2025 A, Ref. RB	5.00%	10/01/2026	510	518,008
Alaska Housing Finance Corp.; Series 2025 A, Ref. RB	5.00%	12/01/2029	2,000	2,180,528
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	930	913,222
				3,611,758
Arizona–2.61%
Arizona (State of) Game & Fish Department & Commission (AGF Administration Building); Series 2006, RB	5.00%	07/01/2032	105	106,376
Arizona (State of) Industrial Development Authority; Series 2024, RB(d)	5.00%	09/01/2026	1,000	1,011,465
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2025, RB(b)(d)	4.88%	07/01/2035	500	519,130
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.00%	11/01/2028	1,500	1,580,584
Arizona (State of) Industrial Development Authority (Unity at West Glendale); Series 2024, RB(d)	5.00%	09/01/2026	1,100	1,104,392
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(c)(d)	5.00%	09/01/2027	10,000	10,210,731
Glendale (City of), AZ;
Series 2025, Ref. RB	5.00%	07/01/2026	1,500	1,514,178
Series 2025, Ref. RB	5.00%	07/01/2031	2,000	2,282,331
Glendale (City of), AZ Industrial Development Authority (Midwestern University); Series 2025, RB	5.00%	05/15/2027	500	515,964
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(b)(f)	0.00%	12/15/2034	1,000	557,871
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group); Series 2016, Ref. RB	5.00%	01/01/2034	4,935	5,042,846
Maricopa County Unified School District No. 69 Paradise Valley; Series 2025 A, GO Bonds	5.00%	07/01/2026	1,000	1,009,418
Maricopa County Union High School District No. 210-Phoenix (2023); Series 2025 B, GO Bonds	5.00%	07/01/2027	1,000	1,038,630
Phoenix (City of), AZ Industrial Development Authority (Broadway Farms); Series 2025, RB(d)	3.10%	02/01/2028	4,000	4,031,238
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,565	2,574,872
Series 2017, Ref. RB	5.00%	07/01/2038	5,145	5,183,869
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(b)	5.00%	09/01/2026	25	25,087
Pinal (county of), AZ; Series 2025, Ref. RB (INS - BAM)(a)	5.00%	08/01/2031	1,100	1,251,919
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,100	1,106,774
Queen Creek (Town of ), AZ; Series 2026, COP	5.00%	10/01/2040	855	982,051
Sun Devil Energy Center LLC (Arizona State University);
Series 2008, Ref. RB	5.00%	07/01/2027	100	100,532
Series 2008, Ref. RB	5.00%	07/01/2030	155	155,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Yuma County Library District; Series 2025, Ref. GO Bonds (INS - AGI)(a)	5.00%	07/01/2027	$285	$295,017
				42,201,102
Arkansas–0.07%
Fort Smith (City of), AR; Series 2015, Ref. RB	5.00%	10/01/2030	1,130	1,131,903
California–1.89%
California (State of);
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,012
Series 2014, Ref. GO Bonds	5.00%	10/01/2034	145	145,307
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(d)	5.25%	04/01/2030	2,945	3,177,347
Series 2025, RB	5.00%	04/01/2029	500	531,560
Series 2025, RB	5.00%	10/01/2029	1,000	1,072,300
Series 2025, RB	5.00%	04/01/2030	1,000	1,079,451
Series 2025, RB	5.00%	10/01/2030	1,750	1,903,091
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024 A, RB	3.85%	11/15/2027	1,850	1,850,823
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,345,170
Series 2018 A, RB	5.00%	11/15/2032	1,630	1,706,324
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,434	2,589,014
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(c)(d)	12.00%	11/02/2026	1,445	780,300
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,313
East Side Union High School District (Election of 2016); Series 2025 D, GO Bonds	5.00%	08/01/2027	4,000	4,181,294
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGI)(a)(f)	0.00%	08/01/2027	345	330,291
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	783,243
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	101,064
Los Angeles (City of), CA; Series 2025, RN	5.00%	06/25/2026	2,000	2,017,442
Northern California Energy Authority; Series 2024, Ref. RB(d)	5.00%	08/01/2030	3,600	3,880,683
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	590	581,945
Pasadena (City of), CA; Series 2015 A, Ref. COP	5.00%	02/01/2031	1,000	1,001,732
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,295,878
Riverside Community College District; Series 2023, COP	5.00%	06/01/2037	120	120,153
				30,649,737
Colorado–1.91%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	2,700	2,756,206
Broomfield (City & County of), CO; Series 2026, Ref. RB	5.00%	12/01/2039	1,000	1,171,741
Colorado (State of); Series 2025, COP	5.00%	03/15/2027	500	514,356
Colorado (State of) Department of Transportation; Series 2016, COP	5.00%	06/15/2035	1,330	1,338,992
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB (Acquired 12/15/2021; Cost $40,000)(g)	2.13%	05/15/2028	40	39,997
Colorado (State of) Regional Transportation District (Fastracks);
Series 2016 A, RB	5.00%	11/01/2036	2,715	2,758,028
Series 2017 A, RB	5.00%	11/01/2033	1,000	1,018,112
Series 2017 A, RB	5.00%	11/01/2036	2,940	2,986,593
Colorado Springs (City of), CO; Series 2006 B, VRD RB(e)	1.92%	11/01/2036	6,940	6,940,000
Denver City & County School District No. 1;
Series 2025 A, GO Bonds	5.00%	12/01/2026	1,000	1,021,865
Series 2025 A, GO Bonds	5.25%	12/01/2036	1,500	1,808,719
El Paso County School District No 14 Manitou Springs; Series 2026, GO Bonds	5.00%	12/01/2032	250	290,198
Fort Collins Urban Renewal Authority;
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2026	765	778,456
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2028	1,180	1,253,527
Fort Collins-Loveland Water District; Series 2025, RB	5.00%	12/01/2027	1,000	1,048,789
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2040	$2,660	$2,798,943
Park Creek Metropolitan District; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2032	775	894,394
Weld County School District No. Re-1; Series 2017, GO Bonds (INS - AGI)(a)	5.00%	12/15/2031	1,500	1,527,165
				30,946,081
Connecticut–1.53%
Connecticut (State of);
Series 2016 E, GO Bonds	5.00%	10/15/2034	3,280	3,330,925
Series 2025 A, GO Bonds	5.00%	03/15/2026	2,000	2,002,075
Series 2025 A, GO Bonds	5.00%	03/15/2027	3,125	3,219,610
Connecticut (State of) (Transportation Infrastructure); Series 2025, Ref. RB	5.00%	07/01/2027	5,000	5,193,150
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2025 O, Ref. RB	5.00%	07/01/2031	3,000	3,388,020
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2025 B-1, RB(d)	5.00%	07/01/2030	5,000	5,563,776
Connecticut (State of) Housing Finance Authority (Green Bonds); Series 2024, RB(d)	3.35%	05/15/2027	1,500	1,500,923
South Central Connecticut Regional Water Authority; Thirty Second Series 2016 B, Ref. RB	5.00%	08/01/2037	595	600,690
				24,799,169
Delaware–0.33%
Delaware (State of) Economic Development Authority (NRG Energy);
Series 2020 A, Ref. RB(d)	4.00%	10/01/2035	3,000	3,098,104
Series 2020 B, Ref. RB(d)	4.00%	10/01/2035	2,100	2,168,673
				5,266,777
District of Columbia–1.60%
District of Columbia;
Series 2012, RB	5.00%	12/01/2026	100	100,210
Series 2025 A, Ref. RB	5.00%	06/01/2027	3,000	3,109,071
District of Columbia (Children’s Hospital Obligated Group);
Series 2015, Ref. RB	5.00%	07/15/2032	1,000	1,001,202
Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,192,397
District of Columbia Housing Finance Agency; Series 2025 A-2, RB (CEP - Federal Housing Administration)(d)	3.60%	09/01/2030	2,000	2,043,371
Metropolitan Washington Airports Authority; Series 2010 D, VRD RB (LOC - TD Bank, N.A.)(e)(h)	1.88%	10/01/2040	10,000	10,000,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2031	1,110	1,147,873
Series 2017 B, RB	5.00%	07/01/2035	1,400	1,441,185
Series 2017 B, RB	5.00%	07/01/2042	3,750	3,819,796
				25,855,105
Florida–7.85%
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 B, RB(b)(d)	4.90%	07/01/2028	500	506,687
Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,007,760
Broward (County of), FL; Series 2013 B, RB	5.00%	10/01/2026	260	260,471
Broward (County of), FL School District; Series 2016 A, Ref. COP	5.00%	07/01/2032	4,135	4,166,652
Capital Trust Authority (UF Health); Series 2025 A, Ref. RB	5.00%	12/01/2030	7,700	8,526,540
Central Florida Expressway Authority;
Series 2016 B, Ref. RB(d)(i)	5.00%	07/01/2026	3,005	3,033,403
Series 2017, Ref. RB(d)(i)	5.00%	07/01/2027	2,020	2,096,677
Series 2017, Ref. RB(d)(i)	5.00%	07/01/2027	1,535	1,593,267
Duval County (County of), FL School Board; Series 2025 A, Ref. COP (INS - AGI)(a)	5.00%	07/01/2028	1,250	1,328,878
Escambia (County of), FL School Board;
Series 2025 A, COP (INS - AGI)(a)	5.00%	02/01/2028	250	262,815
Series 2025 A, COP (INS - AGI)(a)	5.00%	02/01/2030	675	746,444
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(c)	4.50%	05/01/2031	230	235,652
Florida (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	10/01/2027	2,385	2,419,949
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025, Ref. RB	5.00%	10/01/2030	1,500	1,676,897
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(c)	5.00%	07/01/2035	$1,000	$745,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB(c)	5.00%	07/01/2037	3,000	2,235,000
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	3,350	3,528,266
Gainesville (City of), FL; Series 2017 A, RB	5.00%	10/01/2031	1,265	1,318,264
Greater Orlando Aviation Authority; Series 2016 B, RB(d)(i)	5.00%	10/01/2026	210	213,359
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	1,305	1,352,219
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.00%	11/15/2034	6,000	7,095,079
Hillsborough (County of), FL School Board (Master Lease Program); Series 2015 A, Ref. COP	5.00%	07/01/2030	2,330	2,335,126
JEA Electric System;
Series 2017 B, Ref. RB	5.00%	10/01/2032	3,410	3,542,978
Series 2017 B, Ref. RB	5.00%	10/01/2033	4,000	4,148,084
Lee (County of), FL; Series 2026 A-2, RB(c)(d)	5.00%	10/01/2031	1,000	1,143,935
Lee (County of), FL Housing Finance Authority; Series 2025 B, RB(d)	3.13%	10/01/2028	1,000	1,009,827
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(b)(d)	5.50%	07/01/2026	4,150	4,154,716
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,155	1,163,564
Lee County School Board (The); Series 2016 A, COP	5.00%	08/01/2035	1,000	1,009,028
Miami (City of) & Dade (County of), FL School Board (The);
Series 2015 D, Ref. COP	5.00%	02/01/2034	2,220	2,224,003
Series 2016 A, Ref. COP	5.00%	05/01/2032	3,295	3,308,649
Series 2025 A, Ref. COP	5.00%	05/01/2028	5,000	5,297,766
Series 2025, Ref. COP	5.00%	05/01/2026	3,000	3,013,679
Miami-Dade (County of), FL;
Series 2014, RB	5.00%	10/01/2032	1,160	1,161,854
Series 2025 A, RB	5.00%	10/01/2027	1,000	1,045,807
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	13,750	13,770,100
Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,013,978
Miami-Dade (County of), FL Housing Finance Authority (Amber Station); Series 2025 A, RB(d)	3.25%	08/01/2029	3,000	3,043,291
Orlando (City of), FL Utilities Commission; Series 2025 A, RB	5.00%	10/01/2036	1,000	1,177,197
Osceola (County of), FL; Series 2016 A, Ref. RB	5.00%	10/01/2030	1,000	1,001,827
Osceola County Housing Finance Authority; Series 2026, RB(d)	2.65%	09/01/2028	1,850	1,851,364
Palm Beach County School District; Series 2025 A, Ref. COP	5.00%	08/01/2029	1,250	1,363,682
Peace River Manasota Regional Water Supply Authority; Series 2025 A, RB	5.00%	10/01/2037	1,725	2,027,503
Seminole (County of), FL;
Series 2025 A, Ref. RB	5.00%	10/01/2030	1,000	1,124,886
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2027	1,300	1,358,927
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2028	1,500	1,604,973
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2025 B, RB(d)	5.00%	08/15/2030	7,000	7,690,714
St. Johns (County of), FL Housing Finance Authority (Oaks at St. John); Series 2023 B, RB(b)(d)	5.50%	12/01/2026	6,000	6,014,139
USF Financing Corp.; Series 2025, Ref. RB	5.00%	07/01/2027	1,000	1,035,415
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University);
Series 2025, RB	5.00%	10/15/2028	800	853,640
Series 2025, RB	5.00%	10/15/2030	2,000	2,227,348
				127,067,279
Georgia–4.30%
Atlanta (City of), GA; Series 2015, Ref. RB	5.00%	11/01/2040	3,460	3,470,708
Burke (County of), GA Development Authority (Georgia Power Company);
Series 2009, VRD RB(e)	1.10%	07/01/2049	5,000	5,000,000
Series 2018, Ref. VRD RB(e)	1.05%	11/01/2052	5,000	5,000,000
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 2012, Ref. RB(d)	2.90%	08/21/2029	5,000	5,008,306
Carroll (County of), GA; Series 2021, GO Bonds	5.00%	06/01/2026	1,250	1,258,122
Cartersville (City of), GA; Series 2026, RB	5.00%	06/01/2032	1,000	1,156,713
Columbus Medical Center Hospital Authority; Series 2019, RB(d)	5.00%	07/01/2026	11,000	11,022,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
DeKalb (County of), GA Development Authority (The Globe Academy, Inc.); Series 2024 A, RB	4.00%	06/01/2035	$690	$695,524
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	3,250	3,324,690
Fulton (County of), GA; Series 2013, Ref. RB(d)(i)	5.00%	03/09/2026	1,605	1,605,916
Macon-Bibb County Housing Authority; Series 2025, RB(d)	3.15%	02/01/2028	3,500	3,519,560
Main Street Energy, Inc.; Series 2025, RB	5.00%	12/01/2029	1,500	1,604,277
Main Street Natural Gas, Inc.;
Series 2019 C, RB(d)	4.00%	09/01/2026	7,000	7,041,782
Series 2021 A, RB(d)	4.00%	09/01/2027	5,120	5,222,930
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	12,200	12,305,295
Richmond (County of), GA Board of Education; Series 2025, GO Bonds	5.00%	10/01/2032	1,000	1,164,659
Toombs County School District; Series 2026, GO Bonds	5.50%	12/01/2032	1,000	1,195,198
				69,595,922
Hawaii–0.49%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2028	1,880	1,884,300
Series 2016 FG, GO Bonds	5.00%	10/01/2030	2,890	2,939,043
Honolulu (City & County of), HI;
Series 2016 A, RB	5.00%	07/01/2036	1,000	1,007,555
Series 2023, RB(d)	5.00%	06/01/2026	2,125	2,138,169
				7,969,067
Idaho–0.23%
Boise State University; Series 2016 A, Ref. RB	5.00%	04/01/2033	2,000	2,003,923
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	1,565	1,758,609
				3,762,532
Illinois–5.89%
Aurora (City of), IL; Series 2025 C, GO Bonds	5.00%	12/30/2036	1,195	1,380,531
Chicago (City of), IL (O’Hare International Airport);
Series 2017 B, Ref. RB	5.00%	01/01/2038	1,710	1,738,929
Series 2024 B, RB	5.00%	01/01/2036	1,000	1,157,321
Series 2024 D, Ref. RB	5.00%	01/01/2027	5,110	5,224,043
Series 2025 D, Ref. RB	5.00%	01/01/2027	1,120	1,144,996
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2037	2,000	2,327,410
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	450,655
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,033
Cook & DuPage (Counties of), IL (Elmhurst Park District);
Series 2025, GO Bonds	5.00%	12/15/2026	250	255,338
Series 2025, GO Bonds	5.00%	12/15/2035	400	472,018
Cook (County of), IL;
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	1,000	1,017,612
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	3,950	4,017,063
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,150	1,163,883
Cook (County of), IL School District No. 102 (La Grange); Series 2025, GO Bonds (INS - BAM)(a)	5.00%	12/15/2032	260	297,417
Cook County High School District No.203 New Trier Township; Series 2021 A, GO Bonds	5.00%	12/15/2027	1,255	1,316,669
DuPage County Community High School District No. 99 Downers Grove; Series 2025, GO Bonds	5.00%	12/15/2027	630	659,147
DuPage County Forest Preserve District; Series 2025, GO Bonds	5.00%	11/01/2026	1,000	1,018,014
Elk Grove Village (Village of), IL; Series 2017, GO Bonds	5.00%	01/01/2035	1,000	1,018,965
Grundy Kendall & Will Counties Community High School District No. 111 (Minooka); Series 2025, GO Bonds	5.00%	12/01/2026	200	203,892
Illinois (State of);
Series 2016, GO Bonds	5.00%	01/01/2027	3,510	3,519,882
Series 2019 A, GO Bonds	5.00%	11/01/2026	2,935	2,985,887
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	560	560,947
Illinois (State of) Development Finance Authority (Vincent De Paul Center); Series 2000, RB(d)	2.85%	03/01/2030	3,000	3,003,211
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $465,088)(g)	5.00%	11/01/2026	460	318,550
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $440,000)(g)	5.00%	11/01/2049	440	304,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	$425	$436,969
Series 2017, Ref. RB	5.00%	08/01/2028	500	512,711
Series 2017, Ref. RB	5.00%	08/01/2029	325	333,067
Illinois (State of) Finance Authority (The University of Chicago); Series 2025, Ref. RB	5.00%	04/01/2027	2,210	2,276,128
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(d)	5.00%	08/15/2027	9,850	10,132,427
Illinois (State of) Housing Development Authority (Green Bonds); Series 2024 E, Ref. VRD RB (CEP - Federal Housing Administration)(e)	1.91%	01/01/2065	3,450	3,450,000
Illinois (State of) Toll Highway Authority;
Series 2015 A, RB	5.00%	01/01/2036	4,955	4,963,892
Series 2016 A, Ref. RB	5.00%	12/01/2032	9,115	9,139,009
Series 2024 A, Ref. RB	5.00%	01/01/2036	1,275	1,491,294
Illinois Housing Development Authority; Series 2023, RB(d)	2.80%	04/01/2028	3,100	3,108,260
Kane Cook & DuPage Counties School District No. U-46 Elgin; Series 2025, GO Bonds	5.00%	01/01/2036	1,115	1,283,762
Kane McHenry Cook & De Kalb Counties Unit School District No. 300; Series 2015, Ref. GO Bonds	5.00%	01/01/2028	1,000	1,004,353
Madison-Macoupin Etc Counties Community College District No. 536; Series 2015 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	11/01/2027	1,335	1,340,715
Rock Island County Community Unit School District No 40 Moline; Series 2025, GO Bonds	5.00%	12/01/2027	135	141,254
Tender Option Bond Trust Receipts/Certificates; Series 2023, VRD RB (INS - AGI)(a)(b)(e)	1.27%	05/01/2031	11,530	11,530,000
University of Illinois;
Series 2008 A, Ref. COP (INS - AGI)(a)	5.25%	10/01/2026	1,020	1,022,369
Series 2023 A, Ref. RB	5.00%	04/01/2031	3,050	3,435,197
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,016
Will (County of), IL; Series 2025 B, Ref. GO Bonds	5.00%	11/15/2032	1,000	1,160,045
Winnebago, Ogle, Boone, Stephenson, DeKalb & McHenry (Counties of), IL Community College District No. 511 (Rock Valley College); Series 2025 B, Ref. GO Bonds	5.00%	01/01/2030	2,715	2,976,641
				95,375,222
Indiana–0.79%
Indiana (State of) Finance Authority; Series 2016, Ref. RB	5.00%	09/01/2028	1,280	1,296,440
Indiana (State of) Finance Authority (CWA Authority); Series 2014 A, RB	5.00%	10/01/2026	1,750	1,753,937
Indiana (State of) Finance Authority (Greenwood Village South); Series 2025, RB	3.75%	05/15/2032	1,000	1,004,302
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,310	2,464,975
Indiana (State of) Municipal Power Agency; Series 2016 C, Ref. RB	5.00%	01/01/2039	1,000	1,006,790
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	100	100,008
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025 A, Ref. RB(d)	3.70%	06/01/2029	5,000	5,123,596
				12,750,048
Iowa–2.07%
Ames (City of), IA (Mary Greely Medical Center); Series 2016, Ref. RB	5.00%	06/15/2032	4,430	4,457,554
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	812,016
Series 2014 C, RB	5.00%	02/15/2032	3,405	3,413,704
Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,681,979
Le Mars Community School District; Series 2025, GO Bonds (INS - AGI)(a)	5.00%	06/01/2029	1,410	1,525,351
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(a)	5.00%	12/01/2039	500	561,033
PEFA, Inc.; Series 2019, RB(d)	5.00%	09/01/2026	19,695	19,924,171
Waukee Community School District; Series 2025 A, GO Bonds	5.00%	06/01/2032	960	1,096,034
				33,471,842
Kansas–1.53%
Garden (City of), KS (Sports of the World Star Bond – Phase II); Series 2025, RB(b)	4.25%	06/01/2033	1,000	1,011,801
Kansas (State of) Department of Transportation; Series 2025 A, Ref. RB	5.00%	09/01/2028	7,000	7,492,190
Kansas (State of) Development Finance Authority; Series 2025 F, RB(d)	2.95%	09/01/2027	3,300	3,311,089
Kansas (State of) Development Finance Authority (Green Bonds); Series 2025 J, RB(d)	2.70%	10/01/2028	3,000	3,001,117
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
University of Kansas Hospital Authority (KU Health System);
Series 2015, Ref. RB	5.00%	09/01/2030	$2,655	$2,663,128
Series 2015, Ref. RB	5.00%	09/01/2032	3,090	3,099,566
Series 2015, Ref. RB	5.00%	09/01/2035	2,120	2,126,601
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	1,000	1,029,358
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2030	1,000	1,013,263
				24,748,113
Kentucky–1.41%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGI)(a)	4.38%	06/01/2028	25	25,041
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2028	1,000	1,001,694
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2026	2,000	2,002,594
Kentucky (Commonwealth of) Property & Building Commission (No. 132); Series 2025 A, RB	5.00%	04/01/2026	1,000	1,002,259
Kentucky (Commonwealth of) Property & Building Commission (No. 133); Series 2025 A, RB	5.00%	09/01/2037	2,000	2,357,065
Kentucky (Commonwealth of) Public Energy Authority; Series 2025 A, Ref. RB(d)	5.25%	12/01/2029	8,500	9,189,706
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2016, RB	5.00%	07/01/2031	1,715	1,727,214
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2031	2,835	2,873,532
Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,695,319
				22,874,424
Louisiana–1.78%
East Baton Rouge (Parish of), LA School Board; Series 2025, GO Bonds (INS - BAM)(a)	5.00%	03/01/2027	250	256,438
Louisiana (State of);
Series 2023 A-1, Ref. VRD RB (LOC - Toronto-dominion Bank)(e)(h)	1.05%	05/01/2043	4,000	4,000,000
Series 2025 B, RB	5.00%	05/01/2027	3,200	3,308,651
Series 2025 B, RB	5.00%	05/01/2028	3,000	3,185,872
New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGI)(a)	5.00%	01/01/2036	1,250	1,297,275
Series 2018, Ref. RB (INS - AGI)(a)	5.00%	01/01/2037	1,440	1,491,230
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(d)	3.70%	06/01/2030	2,000	2,058,547
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(d)	3.30%	07/03/2028	5,200	5,291,707
Subseries 2017 A-3, Ref. RB(d)	2.20%	07/01/2026	8,000	7,988,814
				28,878,534
Maine–0.17%
Maine (State of) Turnpike Authority; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	07/01/2028	1,680	1,786,802
Portland (City of), ME; Series 2016, Ref. RB	5.00%	01/01/2032	1,000	1,001,198
				2,788,000
Maryland–1.46%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,069,653
Maryland Economic Development Corp. (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(d)	5.00%	03/27/2035	2,155	2,334,230
Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(e)	0.80%	11/01/2037	14,130	14,130,000
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(e)	1.15%	06/01/2027	4,085	4,085,000
				23,618,883
Massachusetts–0.99%
Hudson (Town of), MA; Series 2025, GO Notes	5.00%	06/11/2026	1,000	1,003,965
Massachusetts (Commonwealth of); Series 2025 E, GO Bonds	5.00%	08/01/2032	2,500	2,925,315
Massachusetts (Commonwealth of) Bay Transportation Authority;
Series 2025 B, RB	5.00%	07/01/2029	2,255	2,476,640
Series 2025 B, RB	5.00%	07/01/2030	2,500	2,813,792
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds); Series 2026, Ref. RB	5.00%	02/01/2033	2,000	2,367,555
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.00%	07/01/2029	1,800	1,915,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Health & Educational Facilities Authority; Series 2007 C, RB (SIFMA Municipal Swap Index + 0.90%)(j)	2.78%	11/15/2032	$1,890	$1,887,119
Massachusetts (Commonwealth of) School Building Authority; Series 2025, Ref. RB	5.00%	02/15/2031	600	684,708
Waltham (City of), MA; Series 2008, GO Bonds	4.20%	09/15/2027	15	15,020
				16,089,208
Michigan–4.95%
Ann Arbor School District; Series 2025, Ref. GO Bonds	5.00%	05/01/2029	2,885	3,129,064
Chippewa Valley Schools; Series 2025, Ref. GO Bonds	5.00%	05/01/2030	1,000	1,111,056
Detroit (City of), MI; Series 2006, Ref. RB (INS - AGI) (3 mo. Term SOFR + 0.60%)(j)	3.23%	07/01/2032	7,825	7,821,368
Great Lakes Water Authority;
Series 2016 C, Ref. RB	5.00%	07/01/2036	1,885	1,899,333
Series 2016 D, Ref. RB	5.00%	07/01/2036	5,000	5,038,018
Grosse Pointe Public School System; Series 2025, GO Bonds	5.00%	05/01/2027	1,000	1,032,078
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2026, RB(b)	5.00%	08/15/2036	1,000	1,050,078
L’Anse Creuse Public Schools; Series 2025 I, GO Bonds	5.00%	05/01/2036	1,000	1,180,885
Lansing (City of), MI Board of Water & Light; Series 2026 A, Ref. RB(d)	5.00%	07/01/2031	1,480	1,645,883
Michigan (State of) Building Authority (Facilities Program);
Series 2020, Ref. VRD RB(e)	1.98%	10/15/2042	3,100	3,100,000
Series 2023 I-M, VRD RB(e)	1.98%	04/15/2058	5,000	5,000,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2022, Ref. RB	5.00%	04/15/2036	2,000	2,236,564
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB(d)(i)	5.00%	05/15/2026	7,000	7,037,499
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2034	1,340	1,345,120
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2015, Ref. RB	5.50%	12/01/2028	2,245	2,268,538
Series 2015, Ref. RB	5.50%	12/01/2029	3,075	3,107,253
Series 2016, Ref. RB	5.00%	12/01/2030	225	226,447
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	3,620	3,977,765
Michigan State University; Series 2025 A, Ref. RB	5.00%	02/15/2029	2,385	2,583,163
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	185,168
Rib Floater Trust; Series 2022-047, VRD RB(b)(e)	1.08%	12/01/2045	10,000	10,000,000
Rockford Public Schools;
Series 2016, Ref. GO Bonds	5.00%	05/01/2038	1,025	1,026,928
Series 2016, Ref. GO Bonds	5.00%	05/01/2039	1,025	1,026,690
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB(b)(e)	1.08%	10/15/2050	7,995	7,995,000
Utica Community Schools; Series 2016, Ref. GO Bonds(d)(i)	5.00%	05/01/2026	1,990	1,998,941
Wayne (County of), MI; Series 2017 C, Ref. RB	5.00%	12/01/2026	2,495	2,545,427
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, Ref. RB	5.00%	12/01/2036	485	575,644
				80,143,910
Minnesota–0.54%
Elk River Independent School District No. 728; Series 2024 A, Ref. GO Bonds (CEP - Ohio School District)	5.00%	02/01/2031	2,000	2,265,418
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGI)(a)	4.13%	03/01/2027	10	10,005
Minnesota (State of) Health & Education Facilities Authority (ST. OLAF College); Series 2025, Ref. RB	5.00%	12/01/2026	1,000	1,018,337
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,454,403
Shakopee (City of), MN; Series 2025, Ref. RB	4.45%	11/01/2035	1,300	1,331,351
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(d)(i)	4.50%	07/01/2026	175	176,222
St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,105	1,106,035
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(c)	5.38%	02/01/2032	900	900,313
Series 2007, RB(c)	5.50%	02/01/2042	510	509,991
				8,772,075
Mississippi–0.10%
Mississippi (State of); Series 2015 C, Ref. GO Bonds	5.00%	10/01/2026	1,500	1,508,554
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	$25	$25,015
				1,533,569
Missouri–1.70%
Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,314,783
Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2038	1,825	1,859,391
Series 2022, GO Bonds	5.00%	03/01/2039	3,005	3,058,843
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	3,905	3,921,519
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(b)	4.25%	04/01/2026	100	99,998
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	870	818,651
Metropolitan St Louis Sewer District; Series 2025 C, Ref. RB	5.00%	05/01/2039	1,000	1,154,344
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center); Series 2015 B, Ref. RB	5.00%	02/01/2036	6,245	6,253,929
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,504,544
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,221,437
St. Charles (County of), MO Public Water Supply District No. 2; Series 2016, Ref. COP(d)(i)	5.00%	03/18/2026	2,255	2,257,736
				27,465,175
Nebraska–0.80%
Douglas (County of), NE (Creighton University); Series 2025, Ref. RB	5.00%	07/01/2027	1,000	1,034,346
Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,150	1,153,247
Nebraska (State of) Municipal Energy Agency; Series 2022 A, Ref. RB	5.00%	04/01/2026	1,250	1,252,680
Omaha Public Power District Nebraska City Station Unit 2; Series 2026 A, Ref. RB	5.00%	02/01/2040	1,250	1,448,721
Omaha School District; Series 2016, GO Bonds	5.00%	12/15/2032	5,000	5,093,695
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016, Ref. RB	5.00%	01/01/2032	2,980	3,005,393
				12,988,082
Nevada–1.57%
Clark (County of), NV; Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	2,125	2,129,504
Clark (County of), NV Water Reclamation District; Series 2015, Ref. GO Bonds	5.00%	07/01/2032	2,000	2,008,333
Clark County School District;
Series 2015 D, GO Bonds	5.00%	06/15/2029	1,755	1,758,750
Series 2021 A, GO Bonds	5.00%	06/15/2026	2,000	2,016,107
Series 2026 A, Ref. GO Bonds (INS - AGI)(a)	5.00%	06/15/2040	3,000	3,431,805
Las Vegas Valley Water District; Series 2016 B, Ref. GO Bonds(d)(i)	5.00%	06/01/2026	2,805	2,824,070
Nevada (State of) (Casa Grande); Series 2024, Ref. COP	5.00%	04/01/2026	1,030	1,032,293
Sparks Tourism Improvement District No. 1; Series 2025, RB	3.88%	06/15/2028	1,500	1,513,140
Truckee Meadows Water Authority; Series 2016, Ref. RB	5.00%	07/01/2032	2,000	2,018,645
Washoe (County of), NV (Sierra Pacific Power Corp.);
Series 2016, Ref. RB(d)	3.63%	10/01/2029	1,500	1,540,728
Series 2016, Ref. RB(c)(d)	4.13%	10/01/2029	5,000	5,168,561
				25,441,936
New Hampshire–1.14%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,172	5,282,989
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB	4.25%	07/20/2041	3,869	3,980,284
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,951	5,108,470
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,026,275
				18,398,018
New Jersey–3.32%
Camden (County of), NJ Improvement Authority (The) (County Capital Program); Series 2024, RB(d)	5.00%	03/01/2026	4,000	4,000,000
Essex (County of), NJ Improvement Authority (Family Court Building Project); Series 2025, RN	5.00%	03/17/2026	2,500	2,502,481
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	$815	$842,854
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,141,108
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	9,110	9,185,964
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2024 B, RB	3.50%	05/01/2029	3,625	3,709,453
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	2,270	2,373,009
Subseries 2024 D, RB (CEP - GNMA)	2.90%	11/01/2027	2,500	2,507,273
New Jersey (State of) Transportation Trust Fund Authority;
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,148,777
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,037,563
Series 2024 A, Ref. RB	5.00%	06/15/2036	1,000	1,172,685
Series 2025 AA, RB	5.00%	06/15/2037	3,000	3,528,010
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	3,090	3,096,708
Series 2025 B, RB	5.00%	01/01/2028	4,000	4,209,504
Series 2027 A, Ref. RB	5.00%	01/01/2029	5,000	5,240,314
				53,695,703
New Mexico–0.81%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	2,575	2,603,917
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,718,737
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	2,941,347
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(d)	3.90%	06/01/2028	3,700	3,780,922
New Mexico Mortgage Finance Authority; Series 2023, RB(d)	2.92%	09/01/2026	2,100	2,100,994
				13,145,917
New York–8.61%
Long Island (City of), NY Power Authority; Series 2025 B, RB(d)	3.00%	09/01/2028	5,000	5,044,744
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	616,967
Monroe County Industrial Development Corp. (Andrews Terrace Community); Series 2024, RB(d)	5.00%	07/01/2027	5,000	5,156,415
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,504,946
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,414	2,122,099
New York & New Jersey (States of) Port Authority; One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,680
New York (City of), NY;
Series 2012, VRD GO Bonds(e)	1.05%	04/01/2042	12,885	12,885,000
Series 2021-3, VRD GO Bonds(e)	1.05%	04/01/2042	16,000	16,000,000
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(e)	1.05%	06/15/2043	5,725	5,725,000
Series 2014, VRD RB(e)	0.02%	06/15/2049	4,000	4,000,000
New York (City of), NY Transitional Finance Authority;
Series 2016, RB	5.00%	05/01/2032	3,940	3,956,781
Series 2018, VRD RB(e)	1.10%	08/01/2042	2,000	2,000,000
New York (State of) Dormitory Authority;
Series 2016 D, Ref. RB(d)(i)	5.00%	08/15/2026	3,965	4,018,146
Series 2025, RB	3.05%	11/15/2030	2,625	2,628,088
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2034	3,000	3,531,356
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2027	450	466,178
Series 2025, Ref. RB	5.00%	07/01/2028	1,000	1,062,398
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2029	750	802,641
Series 2024, RB	5.00%	10/01/2030	750	814,270
Series 2024, RB	5.00%	10/01/2031	1,000	1,098,706
Series 2024, RB	5.00%	10/01/2033	1,100	1,228,783
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-2, RB(d)	3.80%	05/01/2027	$4,000	$4,002,203
Series 2023 E-2, RB(d)	3.88%	05/01/2028	4,380	4,382,728
Series 2024, RB(d)	3.45%	11/01/2029	7,200	7,213,043
New York City Housing Development Corp. (Green Bonds);
Series 2022 B-2, RB (CEP - Federal Housing Administration)(d)	3.40%	12/22/2026	12,495	12,499,669
Series 2022 C-3, VRD RB(e)	1.85%	05/01/2062	5,000	5,000,000
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(b)(c)(d)	4.25%	09/03/2030	1,000	1,021,676
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	3,090	3,093,578
Series 2016, Ref. RB(c)	5.00%	08/01/2031	19,070	19,099,709
Series 2020, Ref. RB(c)	5.25%	08/01/2031	7,145	7,480,130
Yonkers (City of), NY; Series 2026 A, GO Bonds (INS - AGI)(a)	5.00%	02/01/2033	400	469,019
				139,394,953
North Carolina–1.66%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2016, Ref. RB	5.00%	01/15/2034	1,500	1,502,818
East Carolina University; Series 2016 A, RB	5.00%	10/01/2028	1,030	1,032,203
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2027	10,000	10,289,553
Series 2025, Ref. RB	5.00%	03/01/2028	6,000	6,340,139
North Carolina (State of) Medical Care Commission; Series 2025, RB	3.90%	01/01/2029	680	680,499
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2031	1,610	1,621,093
Raleigh (City of), NC Combined Enterprise System; Series 2026, Ref. RB	5.00%	12/01/2032	1,000	1,174,399
Raleigh (City of), NC Housing Authority (Tryon Flats); Series 2025, RB(d)	2.95%	03/01/2029	2,240	2,255,399
University of North Carolina; Series 2008 A, RB (INS - AGI)(a)	4.75%	10/01/2028	10	10,018
Wilmington Housing Authority; Series 2025, RB(d)	2.95%	05/01/2028	2,000	2,010,877
				26,916,998
North Dakota–0.52%
Horace (City of), ND;
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2030	520	559,365
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2031	550	599,611
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2032	580	639,406
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2033	610	678,226
North Dakota (State of) Housing Finance Agency; Series 2015, VRD RB(e)	1.88%	07/01/2036	5,935	5,935,000
				8,411,608
Ohio–3.33%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025, Ref. RB	5.00%	02/15/2033	250	289,470
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2023, RB(d)	5.00%	02/01/2027	3,000	3,039,558
Columbus (City of), OH; Series 2015, Ref. RB	5.00%	06/01/2030	1,575	1,585,413
Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds(d)(i)	5.00%	06/01/2026	6,260	6,302,559
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.00%	01/01/2036	850	997,379
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(a)(c)	5.00%	12/01/2026	1,335	1,336,887
Franklin (County of), OH; Series 2015, RB	5.00%	05/15/2031	880	883,091
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(d)	4.38%	06/15/2026	2,500	2,491,429
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2030	3,430	3,503,983
Huber Heights (City of), OH; Series 2025, GO Notes	5.00%	06/25/2026	1,500	1,510,679
Ohio (State of); Series 2026 A, GO Bonds	5.00%	03/01/2039	3,000	3,528,939
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2026, RB	3.88%	01/01/2036	2,500	2,568,744
Series 2026, RB(c)	4.13%	01/01/2036	1,260	1,285,057
Ohio (State of) Higher Educational Facility Commission (University of Dayton 2025); Series 2025, Ref. RB	5.00%	02/01/2036	780	911,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	$2,000	$2,094,304
Ohio State University (The);
Series 2023, Ref. VRD RB(e)	1.50%	06/01/2035	9,160	9,160,000
Series 2023, VRD Ref. RB(e)	1.60%	06/01/2043	3,000	3,000,000
Pickerington Local School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2032	1,000	1,150,707
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	305	305,205
Scioto (County of), OH (Southern Ohio Medical Center);
Series 2016, Ref. RB	5.00%	02/15/2032	2,550	2,553,024
Series 2016, Ref. RB	5.00%	02/15/2033	2,855	2,858,134
Westerville City School District; Series 2018, COP	5.00%	12/01/2039	2,450	2,505,429
				53,861,690
Oklahoma–0.82%
Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,383,659
Oklahoma (State of) Development Finance Authority;
Series 2025 B, Ref. RB	5.00%	06/01/2027	430	444,338
Series 2025 B, Ref. RB	5.00%	06/01/2028	325	344,421
Series 2025 B, Ref. RB	5.00%	06/01/2029	595	645,230
Oklahoma (State of) Municipal Power Authority; Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2033	300	344,978
Oklahoma Water Resources Board; Series 2025, RB	5.00%	10/01/2027	530	553,940
Tulsa County Independent School District No. 1 Tulsa; Series 2025 B, GO Bonds	5.00%	08/01/2028	5,000	5,305,970
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	1,000	1,032,467
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.); Series 2025, Ref. RB(c)	6.25%	12/01/2035	1,000	1,176,531
University of Oklahoma (The); Series 2025 A, Ref. RB	5.00%	07/01/2027	1,000	1,036,485
				13,268,019
Oregon–0.90%
Morrow (Port of), OR; Series 2024 A, GO Bonds(b)	5.15%	10/01/2026	5,000	5,001,542
Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(e)	0.90%	06/01/2039	600	600,000
Oregon (State of) Housing & Community Services Department (Verde Pines); Series 2025 O, RB(d)	3.10%	02/01/2028	1,875	1,884,447
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2033	1,275	1,285,099
Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,292,311
Series 2016 B, Ref. RB	5.00%	07/01/2039	1,390	1,397,961
State of Oregon Department of Transportation; Series 2026 A, RB	5.00%	11/15/2039	1,000	1,163,161
				14,624,521
Pennsylvania–3.14%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB(i)	5.00%	10/15/2026	85	86,423
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	3,984,191
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,087,734
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(b)	5.00%	10/01/2029	350	365,572
Series 2024, Ref. RB(b)	5.00%	10/01/2034	705	758,618
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 A, Ref. RB(d)	4.10%	04/03/2028	3,000	3,077,645
Pennsylvania (Commonwealth of); Series 2025 B, Ref. GO Bonds	5.00%	08/15/2026	3,000	3,040,106
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority;
Series 2016 AT-1, RB	5.00%	06/15/2031	1,965	1,976,697
Series 2016 AT-1, RB(i)	5.00%	06/15/2031	355	395,773
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD Ref. RB(e)	2.69%	09/01/2045	10,095	10,095,000
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,183,694
Series 2023 B, VRD Ref. RB (LOC - TD Bank, N.A.)(e)(h)	1.88%	12/01/2043	6,320	6,320,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2031	$3,270	$3,321,294
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	1,400	1,421,716
Series 2017 A, Ref. RB	5.00%	07/01/2042	1,740	1,776,519
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025, RB	5.00%	03/01/2027	1,400	1,433,957
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	530	534,308
				50,859,247
Puerto Rico–0.37%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGI)(a)	5.00%	07/01/2026	100	100,409
Series 2005 RR, RB (INS -SGI)(a)	5.00%	07/01/2026	3,905	3,920,987
Series 2005 RR, RB (INS -SGI)(a)	5.00%	07/01/2027	1,505	1,505,488
Series 2008 WW, RB (INS - AGI)(a)	5.25%	07/01/2033	500	500,212
				6,027,096
Rhode Island–1.87%
Bristol Warren Regional School District; Series 2025-1, GO Notes	5.00%	06/04/2026	12,400	12,479,197
Rhode Island Health & Educational Building Corp. (Higher Education Facilities- Brown); Series 2005 A, VRD RB(e)	1.90%	05/01/2035	7,500	7,500,000
Rhode Island Housing & Mortgage Finance Corp. (Green Bonds); Series 2024 1-A, RB (CEP - Federal Housing Administration)(d)	3.60%	10/01/2027	3,000	3,002,330
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,147,067
Series 2015 B, Ref. RB	4.50%	06/01/2045	6,085	6,084,837
				30,213,431
South Carolina–1.20%
Corp ForGreer (City Improvement); Series 2025, RB	5.00%	09/01/2028	150	160,093
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	621,253
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,077,109
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2027	250	257,436
Series 2024, RB	5.00%	11/15/2028	275	287,455
Series 2024, RB	5.00%	11/15/2029	250	264,759
Series 2024, RB	5.00%	11/15/2030	250	267,462
Series 2024, RB	5.00%	11/15/2031	280	302,614
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(d)	5.00%	11/01/2030	3,140	3,467,925
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,897,365
Series 2016 A, Ref. RB (INS - AGI)(a)	5.00%	12/01/2032	5,000	5,031,281
Series 2016 A, Ref. RB	5.00%	12/01/2035	1,750	1,759,464
Series 2025 B, Ref. RB	5.00%	12/01/2026	1,000	1,020,888
				19,415,104
Tennessee–1.74%
Clarksville (City of), TN;
Series 2025, Ref. RB	5.00%	09/01/2026	1,000	1,014,203
Series 2025, Ref. RB	5.00%	09/01/2027	1,220	1,271,154
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(b)	4.25%	11/01/2030	1,500	1,505,308
Metropolitan Nashville Airport Authority (The); Series 2026 B, RB(c)	5.00%	07/01/2040	1,375	1,540,488
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The); Series 2022, RB	3.35%	04/01/2026	2,000	2,000,853
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Parkwood Villa Apts); Series 2025, RB(d)	3.15%	12/01/2027	2,700	2,717,909
Shelby (County of), TN; Series 2022 A, GO Bonds	5.00%	04/01/2031	1,980	2,246,307
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	1,130	1,144,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp. (Gas); Series 2023 A-1, Ref. RB(d)	5.00%	05/01/2028	$7,415	$7,746,272
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	2,620	2,763,839
Williamson (County of), TN Industrial Development Board; Series 2023, RB(d)	5.00%	05/01/2027	4,125	4,189,847
				28,140,194
Texas–9.82%
Abilene (City of), TX; Series 2025, Ref. GO Bonds	5.00%	02/15/2027	1,000	1,026,503
Alvin College; Series 2025, Ref. GO Bonds	5.00%	02/15/2027	1,440	1,475,549
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(b)	5.00%	06/15/2030	2,500	2,594,811
Austin (City of), TX; Series 2025, Ref. GO Bonds	5.00%	09/01/2031	2,500	2,860,797
Austin Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	1,160	1,168,983
Board of Regents of the University of Texas System; Series 2025 A, RB	5.00%	08/15/2026	500	506,593
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(d)	3.85%	12/01/2027	2,405	2,458,095
Brooks Development Authority; Series 2025 B, Ref. RB(b)(d)	5.00%	08/15/2032	1,500	1,596,807
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(b)(c)	3.63%	07/01/2026	2,200	2,174,695
Central Texas Regional Mobility Authority; Series 2021 C, RB	5.00%	01/01/2027	5,700	5,731,504
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	775	783,951
Conroe Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	2,000	2,340,741
Crowley Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2027	965	989,785
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-2, RB(c)(d)	5.00%	11/01/2029	3,000	3,219,612
Dallas (City of), TX;
Series 2015 A, Ref. RB	5.00%	10/01/2032	3,940	3,947,479
Series 2017, RB	5.00%	10/01/2031	1,745	1,818,968
Dallas (City of), TX (Palladium Bucker Station); Series 2025, RB(d)	3.05%	08/01/2028	4,000	4,038,463
Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	3,250	3,255,730
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,347,476
Series 2017, RB	5.00%	12/01/2035	3,240	3,299,278
DeSoto Independent School District; Series 2015 B, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2032	2,000	2,003,858
Dripping Springs Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,000	1,127,586
Ector County Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	2,015	2,098,466
Forney Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	750	801,437
Fort Bend (County of), TX; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	03/01/2028	1,000	1,053,872
Friendswood Independent School District; Series 2024, GO Notes	5.00%	02/15/2031	1,280	1,282,775
Garland (City of), TX;
Series 2016 B, RB(d)(i)	5.00%	03/01/2026	1,000	1,000,000
Series 2016 B, RB(d)(i)	5.00%	03/01/2026	1,000	1,000,000
Series 2016 B, RB(d)(i)	5.00%	03/01/2026	1,000	1,000,000
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2041	375	425,270
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2042	475	534,317
Grapevine-Colleyville Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	3,500	3,924,875
Greenville Independent School District; Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,500	1,731,679
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGI)(a)	4.00%	09/01/2030	620	620,553
Harris (County of), TX; Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,702,427
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,614,904
Harris County Cultural Education Facilities Finance Corp. (Teco Project); Series 2017, Ref. RB	5.00%	11/15/2033	3,675	3,820,225
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Irving Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	$425	$448,897
Katy Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	1,500	1,542,200
Klein Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2029	2,000	2,183,959
La Porte (County of), TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	2,720	3,069,756
La Vernia (City of), TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,000	1,104,032
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,000	1,013,961
Leander Independent School District;
Series 2025 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	0.00%	08/15/2026	800	791,415
Series 2025 B, Ref. GO Bonds(f)	0.00%	08/15/2026	1,400	1,384,543
Lower Colorado River Authority; Series 2016, Ref. RB	5.00%	05/15/2032	350	351,825
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2025, Ref. RB	5.00%	05/15/2026	1,000	1,005,815
Lubbock (City of), TX; Series 2025, RB	5.00%	02/15/2036	1,160	1,362,486
Lubbock Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,540	1,734,944
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	1,725	1,821,314
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	935	938,859
Mission Economic Development Corp. (Republic Services, Inc.); Series 2020 A, VRD RB(c)(e)	3.00%	05/01/2050	2,885	2,885,588
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,040
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(b)	4.00%	08/15/2027	1,040	1,040,521
North East Texas Regional Mobility Authority; Series 2025 A, Ref. RB	5.00%	01/01/2033	500	570,928
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	205,435
North Texas Municipal Water District; Series 2025, Ref. RB	5.00%	09/01/2030	1,750	1,959,815
North Texas Tollway Authority; Series 2017 A, Ref. RB	5.00%	01/01/2032	4,265	4,358,363
Pearland Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,250	1,465,121
Pecos Barstow Toyah Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,350	1,351,427
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,885	1,886,545
Permanent University Fund - University of Texas System; Series 2025 A, Ref. RB	5.00%	07/01/2036	6,695	8,099,326
Plano (City of), TX; Series 2023, Ref. GO Bonds	5.00%	09/01/2036	3,370	3,843,690
Prosper Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,750	2,062,690
Round Rock Independent School District; Series 2025 C, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	2,500	2,602,581
San Antonio (City of), TX;
Series 2024 A, VRD GO Bonds(e)	1.10%	05/01/2054	8,000	8,000,000
Series 2026 A, RB(d)	2.90%	12/01/2027	1,000	1,001,867
San Antonio Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	1,615	1,632,801
Sherman Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	800	844,667
Tarrant (County of), TX Regional Water District; Series 2015, Ref. RB	5.00%	03/01/2028	1,055	1,057,065
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2016, Ref. RB(d)(i)	5.00%	05/15/2026	1,020	1,025,359
Texas (State of) Water Development Board; Series 2025, RB	5.00%	04/15/2032	2,000	2,316,161
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015 A, RB	5.00%	10/15/2031	2,875	2,879,956
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(j)	2.43%	09/15/2027	6,305	6,294,495
Texas Municipal Gas Acquisition & Supply Corp. VI;
Series 2025, RB	5.00%	01/01/2027	400	407,032
Series 2025, RB	5.00%	01/01/2028	275	285,223
Series 2025, RB	5.00%	01/01/2029	500	526,728
Tomball Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,300	1,436,279
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
University of Houston;
Series 2017 A, Ref. RB	5.00%	02/15/2033	$2,275	$2,278,127
Series 2017 A, Ref. RB	5.00%	02/15/2034	5,000	5,006,397
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	45	46,809
Wink-Loving Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	500	506,420
				159,039,526
Utah–0.58%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment); Series 2025, RB (INS - AGI)(a)	5.00%	06/01/2027	1,000	1,032,466
Local Building Authority of Alpine School District (West School District);
Series 2025, RB	5.00%	03/15/2029	1,000	1,084,734
Series 2025, RB	5.00%	03/15/2030	1,000	1,110,927
Ogden City School District; Series 2020, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	1,000	1,091,353
Utah Housing Corp. (Liberty Corner); Series 2025, RB(d)	3.00%	09/01/2029	3,300	3,324,088
Utah Transit Authority; Series 2025, Ref. RB	5.00%	12/15/2028	1,600	1,725,592
				9,369,160
Vermont–0.14%
Vermont Municipal Bond Bank; Series 2025, Ref. RB	5.00%	12/01/2031	2,000	2,294,914
Virginia–0.32%
Virginia (Commonwealth of) Port Authority;
Series 2025, RB	5.00%	07/01/2027	675	699,266
Series 2025, RB	5.00%	07/01/2030	510	567,728
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	1,850	1,869,779
Wise County Industrial Development Authority; Series 2009, RB(d)	3.13%	10/01/2030	2,000	2,038,622
				5,175,395
Washington–2.24%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	640	644,072
Energy Northwest; Series 2025 A, Ref. RB	5.00%	07/01/2027	5,000	5,193,150
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	5	5,003
King (County of), WA; Series 2025, VRD RB(e)	1.00%	01/01/2065	2,000	2,000,000
King County School District No. 401 Highline; Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	700	828,071
Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	5,000	5,035,513
Seattle (City of), WA; Series 2025, Ref. RB	5.00%	02/01/2030	1,000	1,107,033
Seattle (Port of), WA; Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,082,830
Snohomish County Public Utility District No.1 Generation System Revenue; Series 2025 B, Ref. RB	5.00%	12/01/2036	1,000	1,194,433
Vancouver Housing Authority; Series 2026, RB	5.00%	08/01/2029	800	844,927
Washington (State of);
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,219,637
Series 2025 A, GO Bonds	5.00%	08/01/2032	2,690	3,128,378
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,542,276
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,421,947
Series 2012 A, RB	5.00%	10/01/2028	165	165,516
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,800,023
Washington State University; Series 2025, Ref. RB	5.00%	04/01/2035	2,490	2,962,785
				36,175,594
West Virginia–0.26%
West Virginia (State of) Economic Development Authority (Commercial Metals Co.); Series 2025, RB(c)(d)	4.63%	05/15/2032	1,000	1,029,997
West Virginia (State of) Economic Development Authority (Appalachain Power Company- AMOS Project); Series 2011 A, RB(c)(d)	3.30%	09/01/2028	2,000	2,029,545
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2017, RB	5.00%	06/01/2035	$1,100	$1,126,518
				4,186,060
Wisconsin–2.60%
Central Brown (County of), WI Water Authority; Series 2024 A, Ref. RB	5.00%	11/01/2026	1,455	1,480,822
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,236,190
University of Wisconsin Hospitals & Clinics; Series 2024 C, Ref. VRD RB(e)	1.05%	04/01/2054	4,500	4,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,354,208
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,271
Series 2013, RB	5.00%	08/15/2027	800	802,099
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(b)	5.00%	08/01/2027	7,770	7,822,547
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.); Series 2026, Ref. RB(d)	5.00%	12/01/2033	5,000	5,652,973
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health);
Series 2014 A, RB	5.00%	12/01/2028	980	983,112
Series 2014 A, RB	5.00%	12/01/2029	1,475	1,478,640
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 E, RB(d)	3.88%	05/01/2027	1,705	1,706,106
Wisconsin (State of) Public Finance Authority; Series 2026, RB(b)(c)(d)	6.00%	01/01/2031	1,000	1,024,395
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(b)(f)	0.00%	12/15/2033	1,528	939,658
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(b)	5.25%	06/15/2035	1,070	1,070,546
Wisconsin (State of) Public Finance Authority (Duke Energy Progress); Series 2022, Ref. RB(d)	3.30%	10/01/2026	1,745	1,750,874
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2030	2,375	2,379,301
Series 2016, RB	5.00%	03/01/2032	4,315	4,322,438
Series 2016, RB	5.00%	03/01/2035	2,000	2,002,828
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(b)(f)	0.00%	12/15/2039	3,000	1,082,087
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	450	457,612
				42,146,707
Total Municipal Obligations (Cost $1,553,969,145)				1,569,558,403
			Shares
Exchange-Traded Funds–0.05%
Invesco Rochester High Yield Municipal ETF (Cost $872,950)(k)			17,000	874,990
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC; Exit Facility (Cost $75,000)(b)(l)	15.00%	02/28/2027	$75	14,716
			Shares
MuniFund Preferred Shares–1.17%
Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D	2.33%		10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund(b)	2.33%		8,880,000	8,880,000
Total MuniFund Preferred Shares (Cost $18,880,000)				18,880,000

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(l)			12,000	18,000
TOTAL INVESTMENTS IN SECURITIES(m)–98.17% (Cost $1,573,797,095)				1,589,346,109
OTHER ASSETS LESS LIABILITIES–1.83%				29,636,731
NET ASSETS–100.00%				$1,618,982,840
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Short Term Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $103,734,053, which represented 6.41% of the Fund’s Net Assets.

(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(f)	Zero coupon bond issued at a discount.
(g)	Restricted security. The aggregate value of these securities at February 28, 2026 was $663,247, which represented less than 1% of the Fund’s Net Assets.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Rochester High Yield Municipal ETF	$844,625	$-	$-	$30,365	$-	$874,990	$22,185

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Short Term Municipal Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,572,924,145)	$1,588,471,119
Investments in affiliates, at value (Cost $872,950)	874,990
Cash	37,712,284
Receivable for:
Investments sold	6,023,338
Fund shares sold	2,226,710
Interest	16,925,168
Investments matured, at value (Cost $926,990)	11,318
Investment for trustee deferred compensation and retirement plans	69,100
Other assets	82,725
Total assets	1,652,396,752
Liabilities:
Payable for:
Investments purchased	29,698,831
Dividends	1,447,167
Fund shares reacquired	1,767,443
Accrued fees to affiliates	360,840
Accrued trustees’ and officers’ fees and benefits	2,690
Accrued other operating expenses	67,841
Trustee deferred compensation and retirement plans	69,100
Total liabilities	33,413,912
Net assets applicable to shares outstanding	$1,618,982,840
Net assets consist of:
Shares of beneficial interest	$1,646,729,370
Distributable earnings (loss)	(27,746,530)
$1,618,982,840
Net Assets:
Class A	$520,631,443
Class Y	$998,699,879
Class R6	$99,651,518
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	139,380,914
Class Y	267,372,508
Class R6	26,597,573
Class A:
Net asset value and offering price per share	$3.74
Class Y:
Net asset value and offering price per share	$3.74
Class R6:
Net asset value and offering price per share	$3.75
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Short Term Municipal Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest	$28,119,112
Dividends from affiliates	22,185
Total investment income	28,141,297
Expenses:
Advisory fees	3,063,899
Administrative services fees	112,264
Custodian fees	3,724
Distribution fees:
Class A	606,472
Transfer agent fees — A and Y	636,221
Transfer agent fees — R6	7,852
Trustees’ and officers’ fees and benefits	15,959
Registration and filing fees	69,780
Reports to shareholders	26,710
Professional services fees	58,012
Other	8,955
Total expenses	4,609,848
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,397)
Net expenses	4,608,451
Net investment income	23,532,846
Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(79,247))	1,201,629
Change in net unrealized appreciation of:
Unaffiliated investment securities	9,335,158
Affiliated investment securities	30,365
9,365,523
Net realized and unrealized gain	10,567,152
Net increase in net assets resulting from operations	$34,099,998
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Short Term Municipal Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$23,532,846	$48,098,285
Net realized gain (loss)	1,201,629	(1,464,424)
Change in net unrealized appreciation (depreciation)	9,365,523	(4,539,025)
Net increase in net assets resulting from operations	34,099,998	42,094,836
Distributions to shareholders from distributable earnings:
Class A	(6,981,137)	(14,436,044)
Class Y	(15,457,501)	(34,218,730)
Class R6	(1,568,538)	(3,203,952)
Total distributions from distributable earnings	(24,007,176)	(51,858,726)
Share transactions–net:
Class A	58,948,016	(8,126,574)
Class Y	(14,049,520)	(10,103,887)
Class R6	(6,655,336)	23,421,325
Net increase in net assets resulting from share transactions	38,243,160	5,190,864
Net increase (decrease) in net assets	48,335,982	(4,573,026)
Net assets:
Beginning of period	1,570,646,858	1,575,219,884
End of period	$1,618,982,840	$1,570,646,858
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Short Term Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 02/28/26	$3.71	$0.05	$0.03	$0.08	$(0.05)	$3.74	2.25%	$520,631	0.77%(d)	0.77%(d)	0.77%(d)	2.81%(d)	20%
Year ended 08/31/25	3.73	0.11	(0.01)	0.10	(0.12)	3.71	2.66	458,528	0.76	0.76	0.76	2.93	56
Year ended 08/31/24	3.72	0.11	0.02	0.13	(0.12)	3.73	3.53	469,454	0.77	0.77	0.77	3.00	91
Year ended 08/31/23	3.73	0.09	(0.01)	0.08	(0.09)	3.72	2.05	612,000	0.74	0.74	0.74	2.51	92
Year ended 08/31/22	3.79	0.02	(0.06)	(0.04)	(0.02)	3.73	(1.08)	1,001,761	0.75	0.75	0.74	0.57	114
Year ended 08/31/21	3.79	0.02	0.01	0.03	(0.03)	3.79	0.72	1,581,245	0.78	0.78	0.75	0.59	24
Class Y
Six months ended 02/28/26	3.71	0.06	0.03	0.09	(0.06)	3.74	2.38	998,700	0.52 (d)	0.52 (d)	0.52 (d)	3.06 (d)	20
Year ended 08/31/25	3.73	0.12	(0.01)	0.11	(0.13)	3.71	2.92	1,006,464	0.51	0.51	0.51	3.18	56
Year ended 08/31/24	3.72	0.12	0.02	0.14	(0.13)	3.73	3.80	1,023,037	0.52	0.52	0.52	3.25	91
Year ended 08/31/23	3.73	0.10	(0.01)	0.09	(0.10)	3.72	2.30	1,144,013	0.49	0.49	0.49	2.76	92
Year ended 08/31/22	3.80	0.03	(0.07)	(0.04)	(0.03)	3.73	(1.08)	1,538,307	0.50	0.50	0.49	0.82	114
Year ended 08/31/21	3.79	0.03	0.02	0.05	(0.04)	3.80	1.24	1,764,272	0.53	0.53	0.50	0.84	24
Class R6
Six months ended 02/28/26	3.72	0.06	0.03	0.09	(0.06)	3.75	2.41	99,652	0.45 (d)	0.45 (d)	0.45 (d)	3.13 (d)	20
Year ended 08/31/25	3.75	0.12	(0.02)	0.10	(0.13)	3.72	2.73	105,654	0.43	0.43	0.43	3.26	56
Year ended 08/31/24	3.73	0.12	0.03	0.15	(0.13)	3.75	4.15	82,729	0.45	0.45	0.45	3.32	91
Year ended 08/31/23	3.75	0.11	(0.03)	0.08	(0.10)	3.73	2.10	62,833	0.42	0.42	0.42	2.83	92
Year ended 08/31/22	3.81	0.03	(0.06)	(0.03)	(0.03)	3.75	(0.75)	45,727	0.44	0.44	0.43	0.88	114
Year ended 08/31/21	3.80	0.03	0.02	0.05	(0.04)	3.81	1.32	25,405	0.44	0.44	0.41	0.93	24

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Short Term Municipal Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Short Term Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
The Fund currently consists of three different classes of shares: Class A, Class Y and Class R6. Class Y shares are available only to certain investors. Class A, Class Y and Class R6 shares are sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
24
Invesco Short Term Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
25
Invesco Short Term Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $250 million	0.425%
Next $500 million	0.400%
Next $4 billion	0.370%
Over $5 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y and Class R6 shares to 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class Y and Class R6 shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A shares. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by Class A shares of the Fund. For the six months ended February 28, 2026, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2026, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
26
Invesco Short Term Municipal Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,569,558,403	$—	$1,569,558,403
MuniFund Preferred Shares	—	18,880,000	—	18,880,000
Exchange-Traded Funds	874,990	—	—	874,990
Common Stocks & Other Equity Interests	—	—	18,000	18,000
U.S. Dollar Denominated Bonds & Notes	—	—	14,716	14,716
Total Investments in Securities	874,990	1,588,438,403	32,716	1,589,346,109
Other Investments - Assets
Investments Matured	—	6,413	4,905	11,318
Total Investments	$874,990	$1,588,444,816	$37,621	$1,589,357,427
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2026, the Fund engaged in securities purchases of $58,300,726 and securities sales of $7,005,269, which resulted in net realized gains (losses) of $(79,247).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,397.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$25,684,701	$20,170,651	$45,855,352
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $362,591,589 and $305,725,191, respectively. As of February 28, 2026, the aggregate cost of
27
Invesco Short Term Municipal Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$18,883,255
Aggregate unrealized (depreciation) of investments	(3,898,960)
Net unrealized appreciation of investments	$14,984,295
Cost of investments for tax purposes is $1,574,373,132.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	38,794,387	$144,410,046	36,500,673	$135,445,347
Class Y	60,474,459	225,123,977	136,086,370	505,203,808
Class R6	4,893,594	18,269,480	17,788,742	66,252,436
Issued as reinvestment of dividends:
Class A	1,422,362	5,298,264	2,846,019	10,573,557
Class Y	2,683,916	9,996,300	5,840,533	21,699,366
Class R6	98,368	367,330	166,081	618,553
Reacquired:
Class A	(24,381,797)	(90,760,294)	(41,511,863)	(154,145,478)
Class Y	(66,931,543)	(249,169,797)	(144,687,708)	(537,007,061)
Class R6	(6,773,922)	(25,292,146)	(11,652,725)	(43,449,664)
Net increase in share activity	10,279,824	$38,243,160	1,376,122	$5,190,864

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Invesco Short Term Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
29
Invesco Short Term Municipal Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
O-STM-NCSRS

Semi-Annual Financial Statements and Other Information
February 28, 2026
Invesco SMA Municipal Bond Fund
Nasdaq:
SMBMX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.86%
Alabama–1.48%
Baldwin (County of), AL Industrial Development Authority; Series 2026, RB(a)(b)(c)	4.30%	03/01/2033	$500	$504,341
Black Belt Energy Gas District (Gas); Series 2025 C, RB(a)(c)	5.50%	08/01/2034	1,000	1,094,148
				1,598,489
Arizona–8.60%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(a)	6.00%	07/01/2047	1,200	1,216,772
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(d)	0.00%	12/15/2034	1,000	557,871
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(a)	5.00%	07/01/2039	250	256,292
Series 2025 A, RB	5.00%	07/01/2035	965	1,045,881
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The); Series 2015, Ref. RB(a)	5.00%	07/01/2045	1,500	1,467,724
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2016, RB(a)	5.00%	07/01/2046	1,000	976,027
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(a)	5.63%	06/15/2045	1,250	1,250,033
Pima (County of), AZ Industrial Development Authority (The) (Riverbend Prep); Series 2010, RB(a)	7.00%	09/01/2037	954	954,587
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy); Series 2025, RB	6.25%	06/15/2045	1,500	1,557,445
				9,282,632
California–3.24%
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	213	221,399
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(c)	12.00%	11/02/2026	545	294,300
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 B, Ref. RB	5.00%	07/01/2037	1,105	1,124,674
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025 A, RB(a)	6.00%	06/01/2040	1,250	1,352,696
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	500	500,697
				3,493,766
Delaware–0.96%
Delaware (State of) Economic Development Authority (NRG Energy); Series 2020 B, Ref. RB(c)	4.00%	10/01/2035	1,000	1,032,701
District of Columbia–0.96%
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	1,000	1,030,958
Florida–7.56%
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 B, RB(a)(c)	4.90%	07/01/2028	1,350	1,368,054
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(a)	6.13%	06/15/2044	250	262,515
Capital Projects Finance Authority (Millenia Orlando); Series 2025 A, RB(a)	6.00%	01/01/2035	500	534,651
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019, RB	5.00%	12/15/2029	1,320	1,323,835
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB (INS - AGI)(b)(e)	5.00%	07/01/2044	500	496,442
Florida Local Government Finance Commission (Bridgeprep Academy); Series 2025 A, RB(a)	5.50%	06/15/2040	1,290	1,366,648
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	250	250,173
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2039	2,000	2,030,494
Two Ridges Community Development District; Series 2025, RB	5.75%	05/01/2045	500	526,031
				8,158,843
Georgia–1.34%
Main Street Natural Gas, Inc.; Series 2023 A, RB(c)	5.00%	06/01/2030	475	508,558
Savannah Georgia Convention Center Authority; Series 2025 A, RB	5.25%	06/01/2040	850	934,697
				1,443,255
Idaho–1.40%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2015 D, Ref. RB	5.50%	12/01/2027	1,500	1,508,568
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–6.31%
Chicago (City of), IL (O’Hare International Airport); Series 2026 A, RB	5.00%	01/01/2045	$1,000	$1,084,676
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2043	1,000	1,104,279
Cook (County of), IL School District No. 102 (La Grange); Series 2025, GO Bonds (INS - BAM)(e)	5.00%	12/15/2043	1,220	1,313,522
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2035	1,135	1,138,752
Illinois (State of) Toll Highway Authority; Series 2016 B, RB	5.00%	01/01/2041	1,250	1,258,476
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	895	911,156
				6,810,861
Indiana–2.02%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	245	242,452
Fort Wayne (City of), IN (Silver Birch of Fort Wayne); Series 2017, RB	5.13%	01/01/2032	440	435,699
Indiana (State of) Finance Authority (Unidy Properties LLC); Series 2025, RB	5.25%	07/01/2037	1,000	1,063,079
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(a)	5.10%	01/01/2032	175	174,807
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(c)	4.40%	06/10/2031	250	265,872
				2,181,909
Iowa–0.33%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)(f)	5.00%	12/01/2032	300	350,272
Kentucky–2.88%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.38%	02/01/2036	1,500	1,501,896
Kentucky (Commonwealth of) Public Energy Authority; Series 2024 A, RB(c)	5.00%	07/01/2030	1,500	1,607,848
				3,109,744
Louisiana–0.57%
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(c)	3.70%	06/01/2030	600	617,564
Maine–1.00%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2015, RB(a)(b)	5.00%	08/01/2035	1,000	1,083,643
Massachusetts–5.97%
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2016, Ref. RB	5.00%	10/01/2039	1,000	1,009,201
Massachusetts (Commonwealth of) Development Finance Agency (Brown University Health Obligated Group); Series 2025 A, RB	5.25%	08/15/2044	1,500	1,600,159
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,000	994,064
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,310	1,312,158
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	5.50%	07/01/2045	500	526,923
Massachusetts (Commonwealth of) Development Finance Agency (Western New England University); Series 2018, Ref. RB	5.00%	09/01/2043	1,000	1,001,399
				6,443,904
Minnesota–1.63%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,763,313
Missouri–2.73%
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	1,000	1,001,002
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University); Series 2025, Ref. RB(a)	5.00%	10/01/2035	1,000	1,032,176
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	915	916,093
				2,949,271
New Hampshire–5.00%
New Hampshire (State of) Business Finance Authority; Series 2025 B-1, RB	5.15%	09/28/2037	1,000	1,036,562
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	1,000	1,032,099
New Hampshire (State of) Business Finance Authority (Vista (The)); Series 2019 A, RB(a)	5.25%	07/01/2039	1,550	1,571,097
New Hampshire (State of) Health and Education Facilities Authority; Series 2015, Ref. RB	5.00%	07/01/2036	1,750	1,752,530
				5,392,288
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–7.47%
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(a)	5.13%	10/15/2045	$1,000	$1,005,964
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2030	1,500	1,501,074
Metropolitan Transportation Authority (Green Bonds); Series 2025 B, Ref. RB	5.00%	11/15/2043	1,000	1,094,891
New York (City of), NY; Subseries 2013 D-4, VRD GO Bonds (LOC - TD Bank, N.A.)(g)(h)	1.05%	08/01/2040	200	200,000
New York (City of), NY Transitional Finance Authority;
Series 2018 A-4, VRD RB(g)	1.10%	08/01/2045	1,000	1,000,000
Series 2026, VRD RB(g)	0.95%	02/01/2056	800	800,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2031	250	250,390
Series 2020, Ref. RB(b)	5.25%	08/01/2031	1,090	1,141,125
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(b)	5.63%	04/01/2040	1,000	1,070,776
				8,064,220
North Dakota–0.24%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	250	260,755
Ohio–7.67%
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2037	1,250	1,260,707
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(a)	6.63%	01/01/2045	1,000	1,067,810
Franklin (County of), OH; Series 2015, RB	5.00%	05/15/2040	1,250	1,252,815
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.00%	01/01/2043	1,100	1,137,630
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2039	1,375	1,375,441
Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	11/01/2041	1,410	1,421,414
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.38%	10/01/2045	500	509,270
Ohio (State of) Higher Educational Facility Commission (Kenyon College); Series 2015, Ref. RB	5.00%	07/01/2041	250	250,068
				8,275,155
Oregon–1.47%
Morrow (Port of), OR; Series 2024 A, GO Bonds(a)	5.15%	10/01/2026	1,250	1,250,385
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.25%	07/01/2039	300	335,921
				1,586,306
Pennsylvania–7.30%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	155	161,325
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 A, Ref. RB	5.00%	05/15/2037	1,365	1,383,976
Commonwealth Financing Authority; Series 2015 A, RB	5.00%	06/01/2034	1,250	1,255,956
Crawford (County of), PA Hospital Authority Meadville Medical Center); Series 2016 A, Ref. RB	6.00%	06/01/2046	1,000	1,001,483
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 B, Ref. RB	4.10%	06/01/2029	250	262,376
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Eastern University); Series 2026, RB	5.00%	10/01/2045	1,000	1,010,593
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(b)	5.00%	12/31/2038	1,250	1,254,458
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016, Ref. RB	5.00%	06/01/2036	1,520	1,543,226
				7,873,393
Rhode Island–1.30%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	1,400	1,400,276
South Carolina–1.41%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	250	263,048
South Carolina (State of) Public Service Authority; Series 2016 A, Ref. RB	5.00%	12/01/2035	1,250	1,256,760
				1,519,808
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–2.33%
Jackson (City of), TN; Series 2015, Ref. RB	5.00%	04/01/2030	$1,500	$1,501,332
Tennessee Energy Acquisition Corp.; Series 2006 B, RB	5.63%	09/01/2026	1,000	1,012,544
				2,513,876
Texas–8.71%
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	5.00%	08/15/2049	1,100	1,063,015
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,009,428
Harris (County of), TX Municipal Utility District No. 489; Series 2023 A, GO Bonds (INS - AGI)(e)	6.50%	09/01/2029	505	545,212
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2037	430	431,656
Houston (City of), TX; Series 2024 B, RB(b)	5.50%	07/15/2036	1,000	1,111,453
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(b)	5.00%	07/15/2028	500	518,831
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(b)(c)	5.00%	06/01/2030	500	524,290
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	1,360	1,365,614
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	6.25%	10/01/2045	1,000	1,051,946
North East Texas Regional Mobility Authority; Series 2025 A, Ref. RB	5.00%	01/01/2041	600	660,949
Texas Transportation Finance Corp.; Series 2025 A, RB	5.00%	10/01/2043	1,000	1,115,112
				9,397,506
Utah–1.46%
Point Phase 1 Public Infrastructure District No. 1; Series 2025 A-1, RB	5.88%	03/01/2045	1,500	1,574,315
Washington–2.15%
Washington (State of) Health Care Facilities Authority (CommonSpirit Health); Series 2025 A, Ref. RB	5.00%	09/01/2043	1,200	1,307,265
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 A, Ref. RB	6.00%	01/01/2046	1,000	1,015,538
				2,322,803
Wisconsin–5.37%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.); Series 2026, Ref. RB	5.00%	12/01/2044	1,025	1,104,874
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(d)	0.00%	12/15/2033	1,527	939,043
Wisconsin (State of) Public Finance Authority (Cherokee Classical Academy);
Series 2025 A, RB(a)	6.00%	06/15/2035	250	263,959
Series 2025 A, RB(a)	6.50%	06/15/2045	400	405,947
Wisconsin (State of) Public Finance Authority (Explore Academy Rio Rancho); Series 2025 A, RB(a)	6.75%	07/01/2045	1,000	1,026,305
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(a)(d)	0.00%	12/15/2039	1,500	541,043
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	110	111,861
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016, Ref. RB	5.00%	06/01/2040	1,400	1,403,908
				5,796,940
Total Municipal Obligations (Cost $106,194,204)				108,837,334
			Shares
Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(i)			4,500	6,750
TOTAL INVESTMENTS IN SECURITIES(j)–100.86% (Cost $106,194,204)				108,844,084
OTHER ASSETS LESS LIABILITIES–(0.86)%				(931,884)
NET ASSETS–100.00%				$107,912,200
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SMA Municipal Bond Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $26,657,935, which represented 24.70% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SMA Municipal Bond Fund

Statement of Assets and Liabilities
February 28, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $106,194,204)	$108,844,084
Cash	1,204,146
Receivable for:
Fund expenses absorbed	9,479
Interest	1,300,584
Investment for trustee deferred compensation and retirement plans	13,467
Other assets	21,783
Total assets	111,393,543
Liabilities:
Payable for:
Investments purchased	2,632,028
Dividends	421,276
Fund shares reacquired	383,298
Accrued trustees’ and officers’ fees and benefits	1,710
Accrued other operating expenses	29,564
Trustee deferred compensation and retirement plans	13,467
Total liabilities	3,481,343
Net assets applicable to shares outstanding	$107,912,200
Net assets consist of:
Shares of beneficial interest	$105,161,431
Distributable earnings	2,750,769
$107,912,200
Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	10,464,875
Net asset value and offering price per share	$10.31
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SMA Municipal Bond Fund

Statement of Operations
For the six months ended February 28, 2026
(Unaudited)
Investment income:
Interest	$2,637,568
Expenses:
Administrative services fees	8,206
Custodian fees	248
Transfer agent fees	8,437
Trustees’ and officers’ fees and benefits	10,745
Registration and filing fees	11,579
Reports to shareholders	3,685
Professional services fees	34,880
Other	1,286
Total expenses	79,066
Less: Fees waived and/or expenses reimbursed	(79,066)
Net expenses	—
Net investment income	2,637,568
Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities (includes net gains from securities sold to affiliates of $36,990)	76,543
Change in net unrealized appreciation of unaffiliated investment securities	2,502,479
Net realized and unrealized gain	2,579,022
Net increase in net assets resulting from operations	$5,216,590
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SMA Municipal Bond Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2026 and the year ended August 31, 2025
(Unaudited)
	February 28, 2026	August 31, 2025
Operations:
Net investment income	$2,637,568	$1,464,051
Net realized gain (loss)	76,543	(107,260)
Change in net unrealized appreciation (depreciation)	2,502,479	(81,943)
Net increase in net assets resulting from operations	5,216,590	1,274,848
Distributions to shareholders from distributable earnings	(2,530,375)	(1,537,119)
Net increase (decrease) in net assets resulting from share transactions	(651,146)	94,579,627
Net increase in net assets	2,035,069	94,317,356
Net assets:
Beginning of period	105,877,131	11,559,775
End of period	$107,912,200	$105,877,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SMA Municipal Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Six Months Ended February 28, 2026	Years Ended August 31,		Period Ended August 31, 2023(a)
			2025		2024
Net asset value, beginning of period	$10.06	$10.31	$10.06	$10.00
Net investment income(b)	0.25	0.44	0.46	0.22
Net gains (losses) on securities (both realized and unrealized)	0.24	(0.23)	0.22	(0.02)
Total from investment operations	0.49	0.21	0.68	0.20
Less: Dividends from net investment income	(0.24)	(0.46)	(0.43)	(0.14)
Net asset value, end of period	$10.31	$10.06	$10.31	$10.06
Total return(c)	4.91%	2.07%	6.91%	1.99%
Net assets, end of period (000’s omitted)	$107,912	$105,877	$11,560	$10,059
Portfolio turnover rate(d)	30%	204%	44%	166%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.00%(e)	0.00%	0.00%	0.00%(e)
Without fee waivers and/or expense reimbursements	0.15%(e)	0.38%	1.76%	2.46%(e)
Ratio of net investment income to average net assets	4.94%(e)	4.38%	4.52%	4.11%(e)

(a)	Commencement date of February 21, 2023.
(b)	Calculated using average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SMA Municipal Bond Fund

Notes to Financial Statements
February 28, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco SMA Municipal Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest.  Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund will be voted on exclusively by the shareholders of the Fund.
The Fund’s investment objective is to provide high current income exempt from regular federal income taxes with taxable capital appreciation as a secondary objective.
Shares of the Fund may be purchased and held by or on behalf of wrap fee, separately managed and other discretionary accounts (SMAs) for which Invesco Advisers, Inc (Invesco or the Adviser) or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
11
Invesco SMA Municipal Bond Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
G.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
I.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Medium- and lower-grade municipal securities generally involve more volatility and greater risks, including credit, market, liquidity and management risks, than higher- grade securities. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations. As such, the Fund’s portfolio may consist of a higher portion of unrated securities than an investment company investing solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, which may have the effect of limiting the Fund’s ability to sell such securities at the desired price.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser.  Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee.  However, Invesco will be compensated directly or indirectly by clients or account program sponsors for managed account advisory services, including with respect to assets that may be invested in the Fund.
12
Invesco SMA Municipal Bond Fund

The Adviser has entered into a master sub-advisory agreement with each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers"). Because the Adviser does not receive a fee from the Fund for providing investment advisory services pursuant to its investment advisory agreement with the Trust, the Affiliated Sub-Advisers will not receive compensation for providing investment management services to the Fund.
Invesco has contractually agreed to reimburse expenses necessary to limit total fund operating expenses after expense reimbursement (excluding (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.
For the six months ended February 28, 2026, the Adviser reimbursed expenses of $79,066.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$108,837,334	$—	$108,837,334
Common Stocks & Other Equity Interests	—	—	6,750	6,750
Total Investments	$—	$108,837,334	$6,750	$108,844,084
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2026, the Fund engaged in securities sales of $5,610,996, which resulted in net realized gains of $36,990.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
13
Invesco SMA Municipal Bond Fund

NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$122,233	$19,119	$141,352
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2026 was $34,124,777 and $32,210,091, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,900,822
Aggregate unrealized (depreciation) of investments	(250,848)
Net unrealized appreciation of investments	$2,649,974
Cost of investments for tax purposes is $106,194,110.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2026(a)		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Sold	675,527	$6,881,222	9,515,427	$95,688,510
Reacquired	(737,551)	(7,532,368)	(110,077)	(1,108,883)
Net increase (decrease) in share activity	(62,024)	$(651,146)	9,405,350	$94,579,627

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 91% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
14
Invesco SMA Municipal Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco SMA Municipal Bond Fund

SEC file number(s): 811-09913 and 333-36074
Invesco Distributors, Inc.
SMAMB-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: May 7, 2026